FRANKLIN VALUEMARK FUNDS

ANNUAL REPORT

December 31, 1997

When selecting a portfolio, there are two things you may wish to consider: 1) your investment objective; and 2) the degree of risk with which you feel comfortable. Before you make these decisions, you may want to review the investment strategy pyramid pictured to the right. The base of the pyramid represents investments emphasizing stability and preservation of capital. Moving up the pyramid, the categories reflect a greater focus on potential investment return -- categories that generally entail a greater degree of investment risk as well. Of course, you should review the Franklin Valuemark Funds prospectus for more information about a specific option.


INVESTMENT STRATEGY PYRAMID

Capital Growth Fund+
Mutual Discovery Securities Fund+
Natural Resources Securities Fund*
Small Cap Fund+
Templeton Developing Markets
  Equity Fund+
Templeton Global Growth Fund+
Templeton International
  Equity Fund+
Templeton International
  Smaller Companies Fund+
Templeton Pacific Growth Fund+


Growth and Income Fund+
Income Securities Fund+
Mutual Shares Securities Fund+
Real Estate Securities Fund
Rising Dividends Fund+
Templeton Global
  Asset Allocation Fund+
Utility Equity Fund+ **

High Income Fund
Templeton Global
  Income Securities Fund
U.S. Government Securities Fund
Three Zero Coupon Funds -
  maturing in 2000, 2005, 2010

Money Market Fund+
Allianz Life Fixed Account++


*Effective May 1, 1997, the fund's name changed from Precious Metals Fund to Natural Resources Securities Fund.

**Effective May 1, 1998, the Utility Equity Fund will change its name to the Global Utiltities Securities Fund and the percentage of foreign securities the portfolio may invest in will increase from 25% to 100%. The portfolio's objective will remain the same.

+Investment options available under Valuemark Income Plus (VIP).

++The Allianz Life Fixed Account is only available in the Franklin Valuemark deferred annuity. As of February 1, 1998, the Allianz Life Fixed Account for Franklin Valuemark II and III is not available in New York and Washington. For Franklin Valuemark IV, the Fixed Account is not available in Oregon.

The following funds are not available in Allianz Value Life: Mutual Discovery Securities, Capital Growth, Templeton International Smaller Companies and the three Zero Coupon Funds.

For service regarding your contract, please contact your investment representative. You may also call 1-800/624-0197 (Franklin Valuemark deferred variable annuity), 1-800/774-5001 (VIP), or 1-800/342-FUND (Franklin Valuemark Funds). To ensure the highest quality of service, telephone calls to or from a Valuemark service center may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN VALUEMARK FUNDS ANNUAL REPORT TABLE OF CONTENTS

LETTER TO CONTRACT OWNERS...............................2

PORTFOLIO OBJECTIVES AND RISKS..........................4

PORTFOLIO SUMMARIES

Portfolios Seeking Capital Growth
 Capital Growth Fund...................................11
 Mutual Discovery Securities Fund......................13
 Natural Resources Securities Fund.....................14
 Small Cap Fund  ......................................16
 Templeton Developing Markets Equity Fund..............18
 Templeton Global Growth Fund..........................20
 Templeton International Equity Fund...................21
 Templeton International Smaller Companies Fund........23
 Templeton Pacific Growth Fund.........................26

PORTFOLIOS SEEKING GROWTH AND INCOME
 Growth and Income Fund................................28
 Income Securities Fund................................30
 Mutual Shares Securities Fund.........................32
 Real Estate Securities Fund...........................34
 Rising Dividends Fund.................................36
 Templeton Global Asset Allocation Fund................38
 Utility Equity Fund...................................41

PORTFOLIOS SEEKING CURRENT INCOME
 High Income Fund......................................44
 Templeton Global Income Securities Fund...............45
 U.S. Government Securities Fund.......................47
 Zero Coupon Funds.....................................48
PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
 Money Market Fund.....................................51
REPORT OF SPECIAL MEETING OF SHAREHOLDERS..............52
IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION..........54
INDEX DEFINITIONS......................................55
FINANCIAL HIGHLIGHTS & STATEMENT OF INVESTMENTS........59
FINANCIAL STATEMENTS...................................148
NOTES TO FINANCIAL STATEMENTS..........................166
REPORT OF INDEPENDENT ACCOUNTANTS......................180
TAX INFORMATION........................................181

TECHNOLOGY UPDATE:
FRANKLIN TEMPLETON
COMBATS THE YEAR 2000 PROBLEM
By Charles B. Johnson, President of Franklin Resources, Inc.

As we near the 21st century, Franklin Templeton is taking important steps to tackle the computer glitch dubbed the Year 2000 Problem, Y2K, or the Millennium Bug. The problem originated from the software designers' attempt to save memory by recording years in a two-digit format -- "98" instead of "1998", for example -- but didn't take into account that the year 2000 or "00", could also be interpreted as 1900. Uncorrected, this problem could prevent computers from accurately processing date-sensitive data after 1999.

Franklin Templeton's Information Services & Technology division established a Year 2000 Project Team that has already begun making the necessary software changes to help ensure that our computer systems, which service the funds and their shareholders, will be Year-2000 Compliant. As changes reach completion, we will conduct comprehensive tests to verify their effectiveness. We will also require all of our major software or data-services suppliers to be Year-2000 Compliant.

In addition, with an estimated 80% of businesses facing the Year 2000 Problem, mutual fund portfolio managers must be aware of the impact it could have on companies in their portfolios. That's why Franklin Templeton portfolio managers consistently keep this issue in mind while selecting investments and managing their portfolios.

LETTER TO CONTRACT OWNERS

Dear Contract Owner:

If there is one single word that can sum up global market conditions in 1997, it has to be "volatility." Though benign inflation and declining interest rates led to strong economic activity, in one of every three trading days in 1997 the Dow Jones(R) Industrial Average rose or fell by 1% or more. Even so, many financial assets rose in value, with returns surpassing historical levels, and the Dow reveled in a meteoric rise. Knowing that no securities market can advance forever, many investors were asking, "When will this market correct?"

The answer came on October 27, 1997. Prior to this date, much of the volatility of 1997 was rooted in the financial troubles of several Southeast Asian nations, culminating in a series of currency devaluations. On July 2, 1997, Thailand threw in the towel and let the markets determine the value of its currency. This action was quickly followed by similar currency devaluations in Malaysia, the Philippines and Indonesia. By Halloween week, the mighty roar of the Asian "Tigers" dwindled to a sickly meow as Hong Kong's Hang Seng Index experienced a 5.8% drop on October 26th. The effect was widespread: the Dow tumbled 554 points (or 7.2%), the largest percentage decline since "Black Monday" 1987. In Brazil, where the equity market had been up 70% for the year, the index plummeted 15% in a knee-jerk reaction to the drop on Wall Street. The European stock markets also reacted, coming off anywhere between 2% and 6% the following day.

Though the outlook for the Asian economies is uncertain at this time, we anticipate that their woes implicate slower growth in the U.S. To begin with, the rash of currency devaluations in Asia signifies an erosion of purchasing power there. Consumers in those nations may no longer be able to afford as many American products as in the recent past -- it now takes significantly more of their local currency to equal one U.S. dollar. As American products have now become relatively expensive to Asian consumers, there could very well be a drop in U.S. exports to that region. On the other hand, this also means that products from these Asian countries will be cheaper for American consumers. This drop in the prices of some goods implies a lessening of inflationary pressures in the U.S.

The crucial issue is to what extent the U.S. economy will be affected by the Asian slump. Will it merely take the steam out of inflationary pressures simmering just below the surface, or is it enough to initiate a spiral of deflating prices? It is interesting to note that the authorities in the U.S. -- such as the Federal Reserve Board -- still have a fair amount of flexibility to handle the threat of deflation from Asia. We believe that low inflation, a strong dollar and a low budget deficit mean that interest rates can be lowered further and taxes could be cut to stimulate demand.

In other parts of the world, the Asian crisis is also forcing emerging markets governments to tackle significant structural reforms. This is particularly true in Brazil, where the Real Plan has been successful in temporarily achieving relative price stability and positive economic growth. However, as shown by the experience in Asia, fixed exchange rate policies are not a good long-term solution, and major structural reforms are required to maintain economic stability. Important reforms are currently being discussed, but we think these are unlikely to be implemented during 1998.

It is important to remember, then, that securities markets can and will correct -in our opinion, it is desirable for them to do so. No one is able to predict exactly how they will perform in the future. For this reason, we urge you to exercise patience and focus not on short-term market movements, but on long-term investment goals.

Regardless of the market's direction, Franklin Templeton's disciplined investment strategy remains the same: all of our portfolio managers are dedicated to providing you with careful investment selections, broad diversification, and constant, professional supervision. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

Rupert H. Johnson, Jr.
/s/Rupert H. Johnson, Jr.
Director and Vice President
Franklin Valuemark Funds


PORTFOLIO OBJECTIVES AND RISKS

A WORD ABOUT RISK

All of the portfolios are subject to certain risks. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks, and other equities representing an ownership interest in a company, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Bonds and other debt obligations are affected by changes in interest rates and the creditworthiness of their issuers. High yield, lower-rated ("junk") bonds generally have greater price swings and higher default risks. Foreign investing, especially in developing countries, has additional risks such as changes in currency values, market price swings, and political, economic or social instability. These and other risks to which particular portfolios may be subject -- such as specialized industry sectors or use of complex securities -are discussed in the prospectus.


PORTFOLIOS SEEKING CAPITAL GROWTH

PORTFOLIO            DESCRIPTION
------------------------------------------------------------------------------

CAPITAL GROWTH FUND           Seeks capital appreciation with current income as
                              a secondary consideration.  The portfolio invests
                              primarily in U.S. equity  securities, including
                              common stocks and  securities  convertible  into
                              common  stocks.
---------------------------------------------------------------------------
MUTUAL DISCOVERY              Seeks capital appreciation by investing in U.S.
SECURITIES FUND               and foreign equity securities, including common
                              and preferred stocks and securities convertible
                              into common stocks, as well as debt obligations
                              of any quality. The portfolio also seeks to
                              invest in securities of domestic and foreign
                              companies involved in mergers, consolidations,
                              liquidations and reorganizations.
-----------------------------------------------------------------------------
NATURAL RESOURCES             Seeks capital appreciation through concentration
SECURITIES FUND*              of its investments in securities of U.S. and
(FORMERLY PRECIOUS            foreign issuers that produce, refine, process,
METALS FUND)                  or market natural resources as well as those that
                              provide support services for natural resources
                              companies. The portfolio's secondary objective is
                              to provide current income return through the
                              receipt of dividends or interest from its
                              investments. Lower-rated and similar non-rated
                              securities, commonly known as "junk bonds,"
                              have higher credit risks and may have greater
                              price movements. Foreign securities involve
                              special risks, including currency fluctuations
                              and political uncertainty; developing markets
                              involve higher risks.
                              *Effective May 1, 1997, the Precious Metals
                              Fund's name changed to the Natural Resources
                              Securities Fund.
-------------------------------------------------------------------------------
SMALL CAP FUND                Seeks long-term capital growth. Under normal
                              market conditions, the portfolio invests
                              primarily in equity securities of small
                              capitalization growth companies. The portfolio
                              may also invest in foreign securities, which
                              involve special risks. Small company securities
                              may have greater price swings than mid-sized or
                              large company securities.
------------------------------------------------------------------------------
TEMPLETON DEVELOPING          Seeks long-term capital appreciation. The
MARKETS EQUITY FUND           portfolio seeks to achieve this objective by
                              investing primarily in equity securities of
                              issuers in countries having developing markets
                              The portfolio is subject to special and higher
                              risks related to foreign developing markets,
                              including changes in currency values, market
                              price swings, and economic, social, and political
                              developments in the countries where the
                              portfolio.
------------------------------------------------------------------------------
TEMPLETON GLOBAL              Seeks long-term capital growth; any income
GROWTH FUND                   realized will be incidental. The portfolio seeks
                              to achieve its objective through a flexible
                              policy of investing in stocks and debt
                              obligations of companies and governments of any
                              nation, including developing. Investments in
                              foreign securities involve special risks
                              including changes in currency values, market
                              price swings, and economic, social, and political
                              developments in the countries where the portfolio
                              is invested. Developing markets involve similar
                              but higher risks.
------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL       Seeks long-term capital growth. Under normal
EQUITY FUND                   market conditions, the portfolio will invest at
                              least 65% of its total assets in an
                              internationally diversified portfolio of equity
                              securities. These equity securities will trade on
                              markets in countries other than the U.S.,
                              including developing markets, and be issued by
                              companies domiciled in countries other than the
                              U.S., or companies that derive at least 50% of
                              either their revenues or pre-tax income from
                              activities outside the U.S. Investments in
                              foreign securities involve special risks
                              including changes in currency values,
                              market price swings, and economic, social, and
                              political developments in the countries where the
                              portfolio is invested. Developing markets involve
                              similar but higher risks.
-----------------------------------------------------------------------------
TEMPLETON INTERNATIONAl       Seeks long-term capital appreciation.  The
SMALLER COMPANIES FUND        portfolio seeks to achieve this objective by
                              investing primarily in equity securities of
                              smaller companies outside the U.S., including
                              developing markets. Investments in foreign
                              securities involve special risks including
                              changes in currency values, market price swings,
                              and economic, social, and political developments
                              in the countries where the portfolio is invested.
                              Developing markets involve similar but higher
                              risks. Small company securities may have greater
                              price swings than mid-sized or larger company
                              securities.
----------------------------------------------------------------------------
TEMPLETON PACIFIC             Seeks long-term capital growth. Under normal
GROWTH FUND                   conditons, the portfolio will invest at least 65%
                              of its assets in equity securities which trade on markets in the Pacific Rim, including developing markets, and which are issued by companies domiciled in the Pacific Rim or companies that derived at least 50% of either their revenues or pre-tax income from activities in the Pacific
                              Rim. For purposes of the portfolio's 65% investment policy, the countries in the Pacific
                              Rim include Australia, China, Hong Kong, India,
                              Indonesia, Japan, Korea, Malaysia, New Zealand,
                              Pakistan, the Philippines, Singapore and Thailand.
                              The portfolio invests primarily in a single geographical region of largely developing foreign markets and could experience significant changes in share price in any given year.

PORTFOLIOS SEEKING GROWTH AND INCOME

PORTFOLIO            DESCRIPTION
--------------------------------------------------------------------------
GROWTH AND INCOME FUND        Seeks capital appreciation. The portfolio's
                              secondary objective is to provide current income
                              return. The portfolio pursues capital
                              appreciation by investing primarily in U.S. ]
                              common stocks, securities convertible into common
                              stocks and preferred stocks.
---------------------------------------------------------------------------
Income Securities Fund        Seeks to maximize income while maintaining
                              prospects for capital appreciation. The portfolio
                              will pursue its objective by investing in a
                              diversified portfolio of domestic and foreign
                              (including developing markets) debt obligations,
                              which may include high yield, high risk,
                              lower-rated bonds, as well as equity securities,
                              selected with particular consideration of current
                              income production along with capital appreciation.
                              Lower-rated and similar non-rated securities,
                              commonly known as "junk bonds," have higher
                              credit risks and may have greater price movements.
                              Foreign securities involve special risks,
                              including currency fluctuations and political
                              uncertainty; developing markets involve higher
                              risks.
-------------------------------------------------------------------------------
MUTUAL SHARES                 Seeks capital appreciation with income as a
SECURITIES FUND               secondary objective by investing in equity
                              securities, including common and preferred
                              stocks and securities convertible into common
                              stocks, as well as debt obligations of any
                              quality. The portfolio may also invest in foreign
                              securities which involve special risks. Small
                              company securities may have greater price swings
                              than mid-sized or large company securities.
-------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND   Seeks capital appreciation, with a secondary
                              objective of earning current income on its
                              investments. The portfolio pursues its principal
                              objective by concentrating in securities of
                              companies in the real estate industry, primarily
                              equity real estate investment trusts (REITs). By
                              investing primarily in a single industry, the
                              portfolio will be more affected by unfavorable
                              developments or market downturns in that industry
                              than a more diversified portfolio.
-----------------------------------------------------------------------------
Rising Dividends Fund         Seeks capital appreciation and current income
                              incidental to capital appreciation. In seeking
                              capital appreciation, the portfolio invests
                              with a long-term investment horizon. Preservation
                              of capital is also an important consideration.
                              The portfolio seeks its objectives by investing at
                              least 65% of its net assets in financially sound
                              companies that have paid consistently rising
                              dividends based on the investment philosophy that
                              the securities of such companies have a strong
                              potential to increase in value.
----------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET        Seeks a high level of total return through a
ALLOCATION FUND               flexible policy of investing in the following
                              market segments: equity securities of issuers of
                              any nation, debt obligations of companies and
                              governments of any nation, and Money Market
                              Instruments. The mix of investments among these
                              three asset classes will be adjusted in an
                              attempt to capitalize on total return potential
                              produced by changing economic conditions
                              throughout the world. Investments in foreign
                              securities involve special risks including
                              changes in currency values, market price swings,
                              and economic, social, and political developments
                              in the countries where the portfolio is invested.
                              Developing markets involve similar but higher
                              risks.
------------------------------------------------------------------------------
UTILITY EQUITY FUND           Seeks both capital appreciation and current
                              income by concentrating investments in the securities of companies in the public utilities industry. The portfolio pursues its objective by investing at least 65% of total assets in securities of issuers engaged in the public utilities industry, which includes the manufacture, production, generation, transmission and sale of gas and electric energy and water. Assets may also be invested in issuers engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public benefit.
                              The portfolio may also invest in foreign securities, which involve special risk considerations, including currency fluctuations and political uncertainty; developing markets involve similar but higher risks. Because the portfolio may invest in relatively few issuers, changes in the value of a particular issuer, interest rate movements, changes in currency values and other risks of foreign investing may have a greater effect on the portfolio's results.

PORTFOLIOS SEEKING CURRENT INCOME

PORTFOLIO            DESCRIPTION
----------------------------------------------------------------------------

HIGH INCOME FUND              Seeks a high level of current return. As a
                              secondary objective, the portfolio seeks capital
                              appreciation to the extent consistent with its
                              principal objective. The portfolio may invest in
                              both debt obligations and dividend-paying common
                              or preferred stocks, including high risk \
                              securities, and will seek to invest in whatever
                              type of investment is offering the highest yield
                              and expected total return without excessive risk
                              at the time of purchase. Lower-rated and similar
                              non-rated securities, commonly known as "junk
                              bonds," have higher credit risks and may have
                              greater price movements.
-----------------------------------------------------------------------------
TEMPLETON GLOBAL INCOME       Seeks high current income, consistent with
SECURITIES FUND               preservation of capital, with capital
                              appreciation as a secondary consideration. The
                              portfolio will pursue its objectives by investing
                              at least 65% of its net assets in both domestic
                              and foreign debt obligations including those in
                              developing markets and related foreign currency
                              transactions. The portfolio may invest in
                              relatively few issuers; therefore, changes in
                              the value of a particular issuer, interest rate
                              movements, changes in currency values and
                              other special risks of foreign investment may
                              have a greater effect on the portfolio's results.
----------------------------------------------------------------------------
U.S. GOVERNMENT               Seeks to earn income through investments in a
SECURITIES FUND               portfolio  limited to securities which are
                              obligations of the U.S. government, its agencies
                              or instrumentalities. These obligations may
                              include fixed-rate or adjustable-rate mortgage
                              backed securities. Individual securities, but not
                              shares of the portfolio, are guaranteed by the
                              U.S. government as to timely payment of principal
                              and interest.
------------------------------------------------------------------------------
THREE ZERO COUPON FUNDS       Seek to provide as high an investment return as
(MATURITY DATES:              is consistent with the preservation of capital.
SEEKS TO 2000, 2005, 2010)    Each portfolio return a reasonably assured
                              targeted dollar amount, predictable at the time
                              of investment, on a specific target date in the
                              future by investing primarily in zero coupon
                              securities that pay no cash income but are
                              acquired by the portfolio at substantial
                              discounts from their value at maturity. In
                              response to interest rate changes, zero coupon
                              securities may experience greater changes in
                              market value than interest-paying securities of
                              similar maturity. The portfolios may not be
                              appropriate for short-term investors or those who
                              intend to withdraw money before the maturity
                              date.
-----------------------------------------------------------------------------

PORTFOLIO SEEKING PRESERVATION OF CAPITAL AND INCOME

PORTFOLIO            DESCRIPTION
------------------------------------------------------------------------------

Money Market Fund             Seeks to obtain current income consistent with
                              capital preservation and liquidity. An investment
                              is neither insured nor guaranteed by the U.S.
                              government. The portfolio will seek to maintain
                              a $1 per share net asset value, but there is no
                              guarantee that it will be successful in doing so.
------------------------------------------------------------------------------


PORTFOLIO SUMMARIES

You may find a complete listing of the portfolio's securities holdings including the number of shares and dollar value beginning on page 62 of this report.

PORTFOLIOS SEEKING CAPITAL GROWTH

CAPITAL GROWTH FUND

The most notable event that occurred over the reporting period was the situation that unfolded in Asia with a torrent of currency devaluations, resulting in some significant turbulence in global equity markets. The effects of the Asian problem will have ramifications on economic growth in countries throughout the world, including the United States. While the magnitude of this effect won't be apparent for some time, various estimates by economists suggest the impact might be approximately 0.5% of U.S. gross domestic product (GDP). Prior to the events in Asia, estimates of GDP growth for 1998 were in the range of about 3 - 3.5%, but new estimates are now in the range of 2.5 - 3%. Although various economic scenarios could result from the fallout from Asia, one certainty is the slowdown in overall corporate profits here in the U.S.

We believe that the Capital Growth Fund, while not completely immune to this slowing growth, is positioned in such a way that it will hopefully weather the volatility better than the overall market. Based on next year's earnings estimates, the portfolio's weighted average price/earnings multiple is less than the market's, but the weighted average estimated earnings growth of the portfolio holdings is much better than the overall market's. With that said, though, it should be pointed out that the portfolio's over-weighting in technology stocks does lead to periods of disruption from time to time. This was especially true this past fall when concerns over Asia had a more pronounced effect on such stocks than on the broader markets. However, it is our belief that this sector will continue to provide tremendous opportunities for the growth of capital in the years ahead.

Our focus during the year in the technology sector included the addition of two companies in the software group, Parametric (a mechanical design automation company) and Computer Sciences (a data services firm). These companies have much greater exposure to the European nations (an area we think has good prospects) as opposed to Asia, and are clear leaders in their respective markets, enjoying fairly high returns on capital deployed in the business.

A number of the portfolio's positions performed very well during the reporting period, including Charles Schwab (a diversified financial services firm), AES (an independent power producer, with projects worldwide), Wal-Mart (a major retailer), Compaq (a leading computer hardware firm), Southwest Airlines (a regional airline), and Robert Half International (a temporary staffing business), to name a few.

At the same time, during any given period there will be a variety of companies that do not perform up to expectations for near-term results. Such was true with companies like 3Com (an undisputed leader in the fast-growing data-networking space), Xilinx (a leading provider of custom-programmed semiconductors), Nike (arguably the world's number-one shoe company), and Oracle (a leading software developer of database management systems). In each individual case, our respective industry analyst, in conjunction with our team of portfolio managers, analyzes the long-term growth prospects of the company relative to an assessment of valuation. Unfortunately, near term volatility can be disruptive to one's focus on the long-term growth of capital. In the management of your portfolio, we try not to lose sight of the long term during the day-to-day volatility. Instead, we view volatility as an opportunity to purchase what we may deem to be the stocks of outstanding businesses at reasonable valuations.

Our overall outlook for the domestic stock market remains bullish over the long-term for a variety of reasons. First, there remains the demographic trend of the aging "baby-boom" generation, fostering greater awareness towards investing for retirement. Another major reason for our optimism with the market is that, as we live in an ever-increasing global economy, many domestically domiciled firms, with an enhanced focus on shareholder value and improving profitability, are proving to be highly productive on a worldwide basis. We believe that this favorable trend will persist for some time.


CAPITAL GROWTH FUND

Top 10 Industries on 12/31/97
Based on Total Net Assets

                          % OF TOTAL
INDUSTRY                  NET ASSETS
____________________________________
Electronic Technology         11.3%

Software &
Technology Services           10.1%

Health Technology              9.7%

Financial Services             7.8%

Consumer Non-Durables          6.3%

Oil & Gas                      5.2%

Semiconductors                 4.9%

Utilities                      4.2%

Chemical                       3.8%

Producer Manufacturin          3.4%

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

AGGREGATE TOTAL RETURN
________________________________
Since Inception (5/1/96)  19.40%

Please see Important Endnotes To Performance Information on page 54.


GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT


MUTUAL DISCOVERY SECURITIES FUND

The Mutual Discovery Securities Fund seeks capital appreciation by investing primarily in domestic and foreign equity securities. These include common and preferred stocks, securities convertible into common stocks, as well as debt obligations of any quality. On December 31, 1997, 79.5% of the portfolio's assets were invested in equity securities, 3.4% in fixed-income securities, and the remaining 17.1% in short-term and other securities. Of course, these holdings will change as conditions warrant.

Many stock indices were delivering astronomical returns during the first half of 1997 (the S&P 500(R) gained more than 20%1), tempting some investors to jump in and ride the market with an index fund. However, we believe that our value approach is a better way to achieve consistent, long-term appreciation with relatively low risk and low volatility. Even though indexing could lead to greater returns over a specific time period, this could place the investor on a perilous journey to mediocre returns and high volatility when market conditions are less favorable. The mix of our investments -- cheap stocks, bankruptcies, and special situations such as mergers and spin-offs -- is intended to provide the best risk-adjusted returns in a wide variety of market conditions.

1. Source: Bloomberg. Index is unmanaged and includes reinvested dividends.

It has become increasingly difficult of late to find cheap stocks, especially in the domestic market, as investors look to "buy the dips" and are willing to buy stocks at historically high valuations. As a result, most of the large names that dominate indices such as the S&P 500 currently trade at valuations that do not fit our investment strategy. But cheap buys still exist. In the U.K., investors embraced the privatization of Railtrack, realizing the importance of lessening the burden of government regulation.

We continue to find good value in the European markets, particularly in the smaller and mid-cap stocks rather than the large cap stocks. This year will be an exciting one in Europe given the scheduled, albeit somewhat limited, introduction of the eurocurrency on January 1, 1999. Direct Pacific Rim exposure was virtually non-existent at year-end, but we are now looking to see whether the recent carnage has created an opportunity for us within the context of our usual investment parameters.

We also anticipate that the markets will present us with many opportunities over the next year. For instance, it appears that many investors have largely ignored the fact that some companies may not achieve analysts' aggressive earnings estimates. In particular, the "Asian flu" may have a greater ripple effect on some companies than the market has reflected. The merger and acquisition environment as well as divestiture activity continues to be strong. Even so, we will not "push the envelope" and increase the risk profile of our portfolio.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
_______________________________________
1-Year                             19.25%
Since Inception (11/8/96)          18.77%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

NATURAL RESOURCES SECURITIES FUND
(FORMERLY PRECIOUS METALS FUND)

The year under review saw periods of heightened market volatility, especially for the natural resources sector. Three main factors contributed to the increased volatility. First, despite favorable fundamentals, the energy sector was negatively impacted by fears of a warm winter season and a higher OPEC production quota combined with increased Iraqi output. A wave of profit taking only served to magnify the correction at year-end. Another significant cause of volatility was the currency turmoil in Asia, which negatively impacted commodity-related companies as fears of a global economic slowdown surfaced. Finally, a perceived lack of inflation created a psychological overhang in numerous sectors, including steel, forest products, gold and base metals.

Despite the potential for continued volatility, our outlook for 1998 remains positive. We believe the portfolio is well positioned to take advantage of sector volatility, as we shift our focus among various sectors while concentrating on specific company drivers. The portfolio continues to invest in well-managed companies with fast-growing, highly efficient, technologically advanced operations throughout the energy, mining, steel, chemicals, forest products and related service industries. We do not purchase investments based solely on the assumption that commodity prices will rise. Rather, we invest in companies that we believe will fare well even in a flat-to-declining commodity price environment, due to rapid production growth, asset or technological edge and/or lower costs.

We anticipate a favorable environment for the energy sector, particularly in exploration, production and oil field service companies. The portfolio therefore maintains its 50%+ exposure to this group, although that can change. Exploration and production companies should offer significant upside potential as additions to reserves and production impact the bottom line. Even with flat to declining energy prices, many companies should witness a doubling of production over the next several years, as well as significant reserve additions. We maintain our focus on industry leaders who should benefit from a balanced strategy of lower-risk development drilling and higher-risk, exploration potential. In the oil field services and equipment sector, supply and demand fundamentals continue to support above average earnings and cash flow growth, and capital expenditure budgets remain steady. Replacement costs and technological barriers impede new competition, while industry fragmentation will only add fuel for the dominant players through consolidation.

During 1997, the price of gold bullion slid below $300 per ounce, negatively impacting the portfolio's holdings in the precious metals sector. In the face of European Union convergence, strong equity markets and virtually nonexistent inflationary pressures, many central banks proceeded to sell off their gold reserves. Later in the year, Asian demand suffered a steep decline stemming from the currency crises there. These factors adversely affected investor sentiment, despite positive physical demand fundamentals. Short-side and aggressive options selling also conspired to depress the gold price further. Over the longer term, we continue to view the resilient physical demand (especially from developing countries) and stable mined supply as attractive, and therefore remain optimistic that gold will eventually appreciate in value.

Several niche sectors performed strongly during the year, including the offshore segment of the oil field services and equipment industry. Oil field services and equipment companies provide the equipment, technology, and often the know-how for the upstream sector to carry out the exploration, development and production of oil and natural gas. In part, the desire to reduce costs and improve the efficiency of exploration and production drives the demand for services and equipment. Technology and superior assets play a significant role in the industry due to the direct impact companies can have on the success of their customers. Recent advancements in technology including 3-D seismic, subsea production, and automated drilling systems have opened up new areas of the world to oil and natural gas exploration. In particular, deep water offshore areas have been relatively unexplored to date and offer significant opportunities for the upstream sector. Diamond Offshore Drilling, Inc. and Varco International, Inc. are two portfolio holdings that we believe are ideally suited to benefit from the current trends in this arena.

Diamond Offshore is a leading provider of offshore contract drilling with one of the newest, most technologically advanced fleets in the world. The company's fleet includes 30 semi-submersibles, 15 jack-ups, and 1 drill-ship, 6 of which are capable of drilling wells nearly a mile beneath the sea. We believe that continued interest in deep water exploration will keep the demand for Diamond's premium rigs strong, allowing earnings to grow at a rate in excess of 50% per year over the next two years. Similarly, Varco is a leading manufacturer of products to improve the safety and productivity of the drilling process. Varco's focus on the offshore drilling fleet should position the company to benefit from the upgrade of existing rigs and the construction of new offshore rigs. The company's extensive experience and commitment to research and development has enabled them to create an advanced product line which includes top drives, automated pipe handling equipment, and leading-edge rig control systems. Despite the company's impressive growth outlook (estimated at 40% per annum) over the next three years and leading industry position, at the time this report was written, the shares traded at a discount to the earnings multiple of the Standard & Poor's 500(R) Stock Index.

In closing, we believe that as we enter 1998, many natural resources industries offer attractive risk/reward profiles when compared to the overall equity market. Our focus will continue to be on companies expected to benefit from superior growth prospects which are trading at attractive valuation levels relative to their industry peers and the overall market.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
_________________________________
1-year                   -18.98%
5-year                     5.65%
Since Inception (1/24/89)  3.06%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

SMALL CAP FUND

Amidst favorable economic conditions, the U.S. equity markets performed well for the third consecutive year, reaching new highs during the period ended December 31, 1997. On a relative basis, larger capitalization stocks performed better than small cap stocks throughout the year, in part due to investors entering more liquid securities as a refuge from market volatility. Economic and currency deterioration throughout Asia weighed heavily on the markets in the fourth quarter, and certainly contributed to the increased volatility.

Notwithstanding the recent large-cap bias of the market, we remain bullish on the small cap sector, and are finding no shortage of attractively priced growth stocks. Despite recent weakness in the technology and energy sectors, the portfolio has maintained much of its exposure in these areas, which we think will provide excellent long-term growth opportunities. Our largest single position is Varco International, Inc., a rapidly growing provider of equipment for off shore, deep water drilling rigs. Varco should benefit from ongoing capital spending by the large oil and gas companies. We are also optimistic about several names in the technology service sector, including Synopsys, Inc., a maker of design automation software for use in the production of semiconductor chips, and Affiliated Computer Services, Inc., a leading provider of information processing services.

Throughout the year, we took advantage of the market volatility to sell certain positions that, in our opinion, were fundamentally overvalued. During the year, we reduced our stake in Labor Ready, Inc., a temporary employment company, and liquidated our position in Adaptec, Inc., a maker of hardware and software that increases the speed of data transmission. In addition, we took profits in two semiconductor names, Linear Technology and Altera Corp., due to concerns about declining growth rates.

Going forward, we continue to believe that the prospects for small cap stocks are excellent. Relative valuations for small caps remain below historical averages, and most small companies have little exposure to overseas markets, limiting the impact from any Asian turmoil. The domestic economy remains strong, and there appears to be little threat of inflationary pressure. We believe these conditions provide the opportunity for small caps, and the portfolio in particular, to provide attractive returns over the long term.

GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-------------------------------
1-year1                   7.42%
Since Inception (11/1/95)22.45%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.


GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT


TEMPLETON DEVELOPING MARKETS EQUITY FUND

While six months ago we reported strong gains in emerging market equity prices, underpinned by high capital inflows from developed market countries, we have since witnessed the development of a major currency and equity market crisis in emerging market countries.

The main crisis began with the devaluation of the Thai baht in July 1997, then spread to most of Asia and on to other emerging markets around the world. The devaluation of currencies had a domino effect on the equity markets of the region because so many companies and governments had borrowed U.S. dollars heavily, attracted by the low dollar interest rates being offered during the last few years. Having been assured by their governments that the exchange rates of their local currencies against the U.S. dollar would not change, these borrowers assumed little or no currency risk. The contagion effect of falling currencies thus had a disastrous impact on the cost of paying back the U.S. dollar loans, putting many companies into bankruptcy and thus affecting the banking systems in those countries. The rush for cash then consumed equity market prices in a wild melee of selling, the likes of which has not been seen for many years. As of December 31, 1997 the Thai market was down 88% in U.S. dollar terms from its all time high. Enormous falls from all time highs have also been seen in Korea (-83%), Malaysia (-69%), and Pakistan (-54%).2 Many other countries in Asia have seen equity prices fall by more than 50% from all time highs. This growing crisis has naturally had an adverse effect on the performance of the portfolio.

2. Source: Bloomberg.

Although it held out for quite some time, even Hong Kong's equity market eventually fell victim to the Asian virus. Hong Kong stocks fell by nearly 30% in October, precipitating a sell-off in both emerging and developed markets around the world.3 Such a dramatic drop in a market regarded as a safe-haven was surprising. It was brought about by a vigorous speculative attack on the Hong Kong dollar peg to the U.S. dollar, which sent overnight inter-bank rates in the Special Administrative Region soaring. Although the speculative pressure has now eased somewhat, the Hong Kong government faces a dilemma. If it continues to peg its currency to the U.S. dollar, it risks further speculative attacks and upward pressure on interest rates. This has already had an impact on the local stock market that was accompanied by declines in property prices. Of course, there are dramatic implications for a banking sector in Hong Kong heavily geared towards the property sector. In light of this, Moody's Investors Service downgraded the outlook for Hong Kong banks from positive to negative. If, on the other hand, the government floats the Hong Kong dollar, it risks spiraling inflation and pushing the economy into recession. A difficult choice, to be sure, but given the underlying health of the economy we believe that the government has made the right decision in sticking to its U.S. dollar peg. In our opinion however, inflation will have to come down over the long term in Hong Kong to a level well below that of the U.S., or the currency peg will need to be abandoned.

3. Source: Bloomberg. Price depreciation measured in Hong Kong dollars.

Despite such a large drop in the stock markets of developing countries, there is no need to panic. History has shown that the best time to buy stocks is when prices have suddenly and dramatically declined. We believe the crisis has created some exceptional opportunities in markets and individual stocks that were previously overvalued. Many stocks in markets such as Thailand are ridiculously cheap at current levels. That is not to say that they will not fall any further; rather, we think that they represent excellent opportunities for long-term investors. Having swallowed the bitter medicine of devaluation, many of the countries in Asia are well placed for an export-led recovery despite higher imported raw material costs. The crisis has also forced many governments to address some much needed structural changes and exercise a good deal more fiscal restraint. To take advantage of these opportunities, we have been selling in Latin American and Eastern European markets that have been less affected by the crisis and buying in Asia where prices have been most affected.

By the end of 1997, the portfolio had less than 10% of total net assets held in cash reflecting the exceptional number of buying opportunities that we have been able to locate. In contrast to many top-down portfolios that are holding very high cash levels we are close to being fully invested. This is consistent with our methodology of buying when other people are selling and when we find good value. We are confident that from a five-year perspective, the portfolio contains some exceptional bargains. Our largest holding remains Brazil, which accounts for 11.5% of the portfolio. The proportion of the portfolio held in Thailand has risen from 2.2% one year ago to 5.1% as of December 31, 1997.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-------------------------------------
1-yea                         -8.72%
3-year                         4.49%
Since Inception (3/15/94)      2.31%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.


GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT

GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Templeton Global Growth Fund

With regard to the portfolio, exposure to any industry or country is merely a consequence of where we uncovered undervalued companies around the globe. Over the course of the year, the outcome of that search for bargain stocks led to two major changes in the portfolio's country weighting. The first was a decline in the exposure to the U.S. market, which represented about 23% of the portfolio's total net assets on December 31, 1997, compared with 29.1% at the end of last year. Quite simply, it has grown increasingly difficult for us to find undervalued investments in America, and a number of our holdings at the beginning of the year have appreciated to levels that we feel fully reflect the company's long-term fundamentals. As a result, we have sold our positions in financial stocks such as Merrill Lynch, Fannie Mae and Citicorp. We did add to newer bargain investments including IBP, Inc., a meat packaging company, and AT&T, the long distance telephone provider.

The market has not suffered a meaningful decline in over 10 years, and -- overall -the U.S. market today sells at a high earnings multiple with near record low dividend yields and record-high price-to-book value. Long-term earnings expectations are at near-record highs as investors appear to be projecting the past six years of strong growth onto the future. Yet, much of the past earnings were achieved through lower taxes and interest expense that may be difficult to repeat going forward. This is especially true in an environment where pricing remains difficult, and the American consumer is burdened with substantial levels of debt. While these observations are of little value in predicting a decline, we have never made it a practice of trying to time markets. Instead, we try to invest in companies where share prices are well below our opinion of their intrinsic values, based on the long-term fundamentals. For these reasons, it is more difficult to find such companies in the U.S. today.

The second noticeable shift in the portfolio's country weightings was the doubling of our exposure to the U.K. In Britain, we are finding higher dividend yields and lower share prices relative to earnings when comparing British companies with their competitors around the world. Among the new additions to the portfolio are Courtaulds Plc., a chemical manufacturer, and National Grid Holdings Plc., the operator of the country's electricity transmission grid. In continental Europe, strong share price appreciation helped our performance but has also pushed up valuations. We have therefore reduced our exposure to banks in Sweden and Spain. Many of the companies we continue to hold in the region are those that have not yet fully realized the benefits of restructuring.

While the market declines in China and Hong Kong have certainly hurt our performance, we began the year with about 9% of the portfolio's total net assets in Asia and have been underweight in the region for some time because of generally high valuation levels. Recent events have provided a welcome opportunity to increase our Asian holdings. We are not ignoring the risks and problems that the region faces, but are systematically and rationally determining when undue concerns are reflected in share prices. This was the approach we took after the Mexican peso crisis when we invested in South
American companies. As was the case in South America, oftentimes we are initially too early and this may prove to be the case with some of the stocks we are now cautiously buying in Asia. However, laying the foundation for future long-term performance requires both fortitude and patience.

GRAPHIC MATERIAL 9 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
------------------------------------
1-year1                       3.50%
3-year                       15.77%
Since Inception (3/15/94)    13.19%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 10 OMITTED - SEE APPENDIX AT END OF DOCUMENT


TEMPLETON INTERNATIONAL EQUITY FUND

The primary reason for the portfolio's level of performance this year was its absence from the poorly-performing Japanese market as well as a relatively light weighting in Southeast Asia in general. European markets, where the majority of the portfolio's assets were invested, achieved attractive returns for equity investors. These returns, however, were somewhat offset by the dollar's strength versus many European currencies.

Toward the end of 1997, investors began to focus on Asia, as many of the currency and stock markets were in the throes of severe disruptions. Fortunately for the portfolio's shareholders, we had very low weightings in this region. Accordingly, the direct impact on the portfolio of these markets' collapsing values was rather limited. On December 31, 1997, less than 4% of the portfolio's total net assets were invested in Asia. With share prices in this region falling to distress levels, we are scouring the Asian stock markets for opportunities to purchase bargain-priced stocks. Finding stocks that have both healthy balance sheets and the possibility of rebounding strongly from the current Asian economic malaise has proven challenging thus far. As share and currency values continue to fall, however, we anticipate that our holdings in Asia will rise -- perhaps significantly.

Concerns over events in Asia also impacted share prices in Latin America, with the Brazilian market suffering the most significant damage. This occurred when fears surfaced that the excesses being uncovered in Asia might also be found in Brazil. Many investors became concerned that Brazil might be forced to devalue its currency which, in turn, might lead to a collapse of share values due to rising dollar-denominated debt on corporate balance sheets. In fact, Brazilian corporations generally have little debt, and the recipe for financial disaster in Asia of property speculation and mis-allocated capital spending does not exist in Brazil. Consequently, we took the opportunity to significantly increase our holdings of Brazilian shares when that market sold off sharply based on fears of Brazil's catching the "Asian flu." We added to our positions in Unibanco (Uniao de Bancos Brasileiros) and Telebras (Telecomunicacoes Brasileiras), and established new positions in Electrobras (Centrais Electricas Brasileiras) and Petrobras (Petroleo Brasileiro). Because the Brazilian government responded aggressively with appropriate policies to the growing concerns about its currency, it was able to stave off devaluation. This impressive performance was quickly rewarded with a sharp rebound in share prices starting in mid-November. Should Latin American stocks suffer any further declines as a result of the global economic concerns, it is possible that we would seek to increase our holdings further. We expect the longer-term economic performance of the region to respond positively to the privatizations and economic reforms being implemented in many Latin American countries.

The portfolio's substantial exposure to European equities contributed greatly to its performance during the year. Most European markets performed very well in 1997, and many of the shares the portfolio held benefited from this bullish trend. Our largest exposure in Europe, and indeed in the portfolio in general, is in the United Kingdom, where we identified many stocks selling at prices that we considered low in relation to the earnings these companies may achieve in the longer term. On December 31, 1997, 22.4% of the portfolio was invested in U.K. equities. Recently, we added positions in ICI, Storehouse, and General Electric to our U.K. holdings. Sweden also features prominently in our European exposure, comprising 5.5% of the portfolio's total net assets. We have been reducing our cyclical exposure in the portfolio as of late, and this has resulted in selling some of the portfolio's Swedish positions. Many cyclical shares, particularly those in Europe, may be negatively affected by excess supply from depressed and low-cost Asian countries. Companies such as Solvay, Arbed, Pechiney and Renault are some of the European cyclicals that have been eliminated from the portfolio during this process. As the portfolio is currently structured, it is slightly underweighted in European equities relative to the MSCI-EAFE Index and is particularly underweighted in Germany, France and Switzerland. These three countries have performed very well in recent years and it is becoming difficult to identify bargain priced stocks there.


We believe the outlook for international equities over the longer term is bright. Many of the difficult issues now facing Asian economies will result in changes that will enhance the possibility of achieving attractive long-term investment returns. As trade and labor markets move in the direction of greater freedom, governments withdraw from interfering in industrial policy decisions and companies rely more heavily on signals from the capital markets in setting expansion plans, better corporate earnings performance should be achieved. In the short term, the process of moving toward these ideals can result in volatile markets. Accordingly, by December 31, 1997, the portfolio had built up its cash reserves to 20.6% of total net assets in anticipation of deploying these funds as outstanding bargains materialize.

GRAPHIC MATERIAL 11 OMITTED - SEE APPENDIX AT END OF DOCUMENT

WE ARE REPLACING THE MSCI EAFE INDEX WITH THE MSCI ALL COUNTRY WORLD EX-U.S. FREE INDEX. BECAUSE THE NEW INDEX INCORPORATES SECURITIES OF EMERGING MARKETS AS WELL AS DEVELOPED MARKETS, IT BETTER MATCHES THE INVESTMENTS OF THE FUND.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-----------------------------------
1-year                        11.69%
5-year                        14.51%
Since Inception (1/27/92)     11.65%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.


GRAPHIC MATERIAL 12 OMITTED - SEE APPENDIX AT END OF DOCUMENT


Templeton International Smaller Companies Fund

Throughout the year, the portfolio, using a disciplined focus on long-term value, continued its endeavor to purchase the shares of undervalued, small-cap companies outside the U.S. As of December 31, 1997, the portfolio had over $32 million in assets under management and was invested in 36 countries.

Our European positions contributed significantly to the portfolio's performance over the past year. In preparation for European Monetary Union, many nations exercised restraint in their fiscal and monetary policies. Members of the E.U. have been running tight budgetary policies for several years now so that they may qualify for monetary union under the stringent guidelines set forth in the Maastricht Treaty. This has led to the current environment where subdued inflation has paved the way for economic recovery. Along with trends of consolidation and corporate restructuring stemming from a need to remain competitive in an increasingly international marketplace, these factors propelled many European stock markets to record levels.

For example, the stock markets of the U.K., Spain, Sweden, Switzerland, and the Netherlands all climbed more than 28% in local currency terms during 1997.4

4. Source: Bloomberg. Index is unmanaged and includes reinvested dividends. Total return measured in local currencies.

The portfolio's large European positions reflect the bargains our analysts are uncovering there. We believe that many European shares, especially those of smaller companies, offer compelling value. For instance, we purchased shares in Hazlewood Foods during the year, a U.K.-based food processing company. We were able to acquire shares of Hazlewood at attractive valuations after investor pessimism over increased retailer price pressure and the BSE (mad cow disease) scare depressed the stock price. These concerns were very real, but the stock price plummeted to levels beneath what we felt represented fair value, as they failed to reflect the company's positive long-term business prospects. Another example is Bertrand Faure, a French car seat manufacturer. With an ongoing restructuring in Bertrand's German operations not fully reflected in the stock price, we were able to pick up shares in a firm that eventually should benefit from trends toward outsourcing, sophisticated car seats, and vehicles with more seats (e.g., sport utility vehicles).

While Asia suffered from an epidemic of currency devaluations (and various side-effects) this year, relatively modest exposure to the poorest-performing markets tempered their effect on the portfolio. Since we had viewed Asian markets as somewhat high-priced prior to these crises, the portfolio's value-orientation dictated only a minor allocation in this region. Our largest investment in Asia was (and continues to be) Hong Kong, which was largely unaffected by the contagion until October. At that time, worries mounted that in order for its products to remain competitive, the Special Administrative Region would abandon its U.S. dollar peg and let its currency devalue as well. The Hong Kong equity market swooned in the process, but we had steadily reduced our weighting there following the July handover of the former British colony to China.

We will continue to be circumspect in our approach to Asian shares, focusing on firms that have strong cash flow, low leverage, established franchises, and skilled, experienced management teams. This focus on quality drew us to Hong Kong in particular. Li & Fung, a high-quality company with a very strong balance sheet and a forward-thinking, sophisticated management team, is an example of a company that we have targeted. Li & Fung manages manufacturing programs for companies involved in the production of labor-intensive consumer goods. While the company trades at bargain levels, its net cash position, realistic strategy, and sound business provide a level of quality that is especially important during periods of volatility. Giordano, a Hong Kong-based retailer of "value for the money" casual apparel is yet another example of a financially solid Asian firm that meets our bargain criteria. Investors fled the company over concerns regarding ongoing difficulties in the firm's Chinese operations. While China is clearly a risk, these concerns appear overblown to us in light of Giordano's strong brand name, successful business model and cash stockpile.

Latin American markets performed quite well during the year. While markets did sell off in the latter part of 1997 in response to the Asian crisis, the high debt problems associated with Asian companies are less prevalent in Latin America. Consequently, we may be able to locate attractive, high-quality smaller companies for the portfolio. One example is Petroleo Ipiranga, a Brazilian company that distributes petroleum and diesel fuel to gas stations in that country. The company has an attractive balance sheet and should be a beneficiary of strong growth as Brazilians begin to purchase more automobiles and drive more frequently in an economy expected to see better long-term stability.

Looking forward, we will continue to assess the Asian economy and its impact on companies around the world. While we are confident that the recent market corrections present opportunities, we are cautious in our approach, and will limit our investments to high-quality companies where we feel that the stock price does not adequately reflect the company's long-term intrinsic value. Therefore, we expect that the largest concentration of the portfolio's assets should remain in Europe, where we continue to uncover attractive small-cap stocks.

GRAPHIC MATERIAL 13 OMITTED - SEE APPENDIX AT END OF DOCUMENT


WE ARE REPLACING THE MSCI EAFE INDEX WITH THE SALOMON WORLD EX-U.S. EXTENDED MARKET INDEX. BECAUSE THE NEW INDEX INCORPORATES SECURITIES OF SMALLER COMPANIES AND SECURITIES OF EMERGING, AS WELL AS DEVELOPED, MARKETS WE BELIEVE IT BETTER MATCHES THE INVESTMENTS OF THE FUND.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
----------------------------------
1-year                   -1.50%
Since Inception (5/1/96)  6.35%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

TEMPLETON PACIFIC GROWTH FUND

In the past year, Asian financial markets experienced a period of severe volatility and intense corrections. Sparked by speculative attacks on the Thai baht before July, a rash of currency devaluations quickly infected much of the continent. By late October, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Taiwan and even Australia and Hong Kong had been significantly affected by downward pressure on their currencies and falling equity prices. This experience had the side effect of highlighting macroeconomic problems present in many of these nations, such as slowing export growth, rising deficits, overvalued property markets, and weak banking systems.

The downward spiral of Asian equity markets adversely affected the portfolio's performance during the year. Hardest hit were the markets of Thailand, which fell 52% over the year, Malaysia, 51%, and the Philippines, 40%.5 Hong Kong continued to be the portfolio's largest exposure, accounting for 32% of total net assets on December 31, 1997. Even though its economic fundamentals remained strong during the year, its stock market suffered significant declines in a volatile environment. On December 31, 1997, the Hang Seng Index was 20% lower than it had been on December 31, 1996, after surviving a 35% decline from August to the end of 1997.6 Still, such corrections often produce an atmosphere where we can discover undervalued securities. One stock we believed to be undervalued was Hong Kong Ferry Holdings, which operates ferry and related businesses, and is involved with other activities such as property investment and travel and hotel operations. Due to its attractive valuation, we added to our existing holdings of this stock in 1997.

5. Source: Bloomberg. Index is unmanaged and includes reinvested dividends. Total return measured in local currencies. 6. Source: Bloomberg. Price depreciation measured in Hong Kong dollars.

Despite an extremely strong year for China's economy, we saw signs of a slowdown toward the end of 1997. In 1998, restructuring of state-owned enterprises could cause further slowing of economic growth. Worries still abound that the outbreak of currency devaluations in neighboring countries may affect China's competitive position in exports. Consequently, we sold our holdings of Beijing Yanhua Petrochemicals for a profit during the year.

Also during the period, we initiated a position in Tata Engineering & Locomotive Co., Ltd., an Indian manufacturer of commercial automotive vehicles, which we considered undervalued. The stock of Brambles Industries Ltd., based in Australia, reached our sell-price target and we liquidated our position.

We believe that although Asian markets could experience further declines, they could also provide excellent opportunities for purchasing shares of companies unfairly punished by generalized fear about these countries' economic circumstances. In our opinion, the Pacific Rim continues to offer a variety of investment opportunities and the economies of these countries are storehouses of value in the long run.


GRAPHIC MATERIAL 14 OMITTED - SEE APPENDIX AT END OF DOCUMENT


TEMPLETON PACIFIC
GROWTH FUND
Top 10 Holdings on 12/31/97
Based on Total Net Assets

COMPANY/                            % OF TOTAL
INDUSTRY, COUNTRY                  Net Assets
--------------------------------------------------

East Japan Railway Co./
TRANSPORTATION, JAPAN                   3.3%
HSBC Holdings Plc./
BANKING, HONG KONG                      3.2%
Cheung Kong Holdings Ltd./
REAL ESTATE, HONG KONG                  3.2%
China Light & Power Co., Ltd./
UTILITIES - ELECTRICAL & GAS,
HONG KONG                               3.1%
Hong Kong
Telecommunications Ltd./
TELECOMMUNICATIONS,
HONG KONG                               3.0%
Singapore Airlines Ltd./
TRANSPORTATION, SINGAPORE               3.0%
Malaysian International
Shipping Corp./
TRANSPORTATION, MALAYSIA                3.0%
Pakistan Telecommunications
Corp., PTC/
TELECOMMUNICATIONS,
PAKISTAN                                2.9%
Fauji Fertilizer Co., Ltd./
CHEMICALS, PAKISTAN                     2.8%
New World Development
Co. Ltd./
REAL ESTATE, HONG KONG                  2.8%

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-----------------------------------
1-year                   -35.95%
5-year                     0.71%
Since Inception (1/27/92)  0.39%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

PORTFOLIOS SEEKING GROWTH AND INCOME

GROWTH AND INCOME FUND

Throughout the year, the U.S. economy continued its steady course of moderate growth with virtually no inflation. In this benign economic atmosphere, corporate profits continued their climb and stock market valuations rose to the expensive end of their historical ranges. During the latter part of the year, however, stock markets the world over experienced a dramatic rise in volatility. Such a stark increase in market volatility came about as a result of the Asian crisis sparking fears of a slowdown in corporate earnings growth. As a result, there has been a renewed focus in global equity markets on value stocks that have defensive characteristics during turbulent times. The recent performance of the Growth and Income Fund, which has a value orientation, reflected this current trend.

In keeping with its fundamental investment approach, the portfolio seeks to invest in stocks with attractive valuations -- that is, stocks selling at bargain prices according to measurements such as relative dividend yield, book value, revenues, and normalized earnings. We often find such stocks in companies that appear to be fundamentally strong, but have experienced temporary earnings disappointments, or in companies or industries with uncertain prospects for near-term earnings growth.

We continue to believe that various utility stocks represent an investment opportunity as many companies are selling at their most attractive relative valuations in over two decades. Lack of meaningful earnings growth in recent years and uncertainty regarding the future deregulation have resulted in the industry's underperformance against the broader stock market averages over the last several years. We took advantage of this weakness to initiate a position in Entergy Corp., a New Orleans-based electric utility that offered a 6.9% dividend yield and traded at nine times our calculations of estimated earnings at the time of purchase. In the telephone utility sector, we added AT&T to the portfolio. At the time of purchase, AT&T's stock sold at 10 times depressed earnings and offered a dividend yield of over 4%. Management recently announced a major restructuring plan that should significantly reduce the company's costs.

Energy stocks remained a major investment focus for the portfolio. The combination of strong cash flows, attractive fundamentals and above-average dividend yields made many stocks in this industry ideal investment candidates for us. Moreover, we believe the rising worldwide demand for oil, in relation to exploration and production activity could lead to higher oil prices. We added to existing holdings during the reporting period -- including increasing our positions in Atlantic Richfield, Chevron, Texaco, and YPF Sociedad Anonima -- and, on December 31, 1997, this sector represented 15.1% of total net assets.

The financial sector -- the portfolio's largest sector weighting -- made an impressive showing this year, benefiting from strong fundamentals and declining interest rates. Over the reporting period, we initiated a position in the consumer finance company Beneficial Corp., and also added two insurance companies that specialize in reinsurance: Mid Ocean Ltd. and Scor. All three stocks traded at attractive valuations relative to their peers and offered above-market dividend yields.

Finally, we took advantage of recent price weakness in consumer non-durable stocks to initiate new positions in Anheuser-Busch (the largest beer brewer in the world) and H.J. Heinz (a major food producer). The management teams of both companies recently announced corporate restructurings that could result in the resumption of favorable earnings growth.

While we added to existing holdings or initiated new positions, we also reduced several positions during the reporting period. Specifically, we sold Du Pont in the chemical industry, Sprint, British Telecom and Telmex in the utilities sector, and American Home Products and Tambrands in the consumer/health sector as these stocks had reached our price objectives. All were sold at significant total return gains. Conversely, we eliminated investments in weaker-positioned electric utilities that did not meet earlier expectations. Unicom, PECO Energy, and Public Service Enterprise Group came under pressure as a result of worsening competitive and regulatory environments within their areas of operation. We, therefore, sold these holdings and reinvested the proceeds in utilities that we felt were in better competitive positions and offered greater total return potential.

Looking forward, we remain committed to our disciplined, value-oriented approach, which has historically produced consistent and favorable long-term results.


GRAPHIC MATERIAL 15 OMITTED - SEE APPENDIX AT END OF DOCUMENT


GROWTH AND INCOME FUND
Top 10 Industries on 12/31/97
Based on Total Net Assets

                              % of Total
Industry                      Net Assets
------------------------------------------
Financials                         19.8%
Energy and Resource                15.1%
Consumer Staples                   13.9%
Electric Utilities                 10.7%
Telecommunications                 10.4%
Basic Materials                    10.2%
Health Care                         4.5%
Gas Utilities                       3.8%
Manufacturing                       2.9%
Retail                              2.3%

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
----------------------------------
1-year                    27.74%
5-year                    15.61%
Since Inception (1/24/89) 11.94%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

INCOME SECURITIES FUND

Despite increased volatility in recent months, the stock and bond markets experienced another strong year in 1997, driven primarily by steady economic growth and low inflation. The stock market temporarily retreated from all-time highs toward the end of the year, in part as a result of financial and economic weakness in Asia and concerns over a potentially negative impact on the U.S. economy. The bond market also experienced some volatility during the period, but generally strengthened in the second half of 1997 as inflationary fears subsided and investors began to show a renewed interest in value and safe-haven securities. Many of the portfolio's sectors performed well over the year, with utility stocks, real estate stocks, and U.S. Treasury bonds leading the way.

General sector weightings in the portfolio did not change significantly over the past year. However, we did increase the portfolio's stock holdings from 41.1% to 45.6% of total net assets while reducing the portfolio's cash position from 6.0% to 4.9% over the year. As of December 31, 1997, 49.7% of the portfolio's assets were invested in bonds, 45.6% in stocks, and 4.7% in cash and other net assets.

Corporate bonds, which continued to be our largest fixed-income weighting, generally performed well during the year. Although corporate bond valuations were at relatively high levels in 1997, we were able to find some attractive investments in new and existing positions. We initiated several corporate bond positions during the period, including Del Monte Corp. (Food & Beverage), Paging Network, Inc. (Telecommunications), Revlon Corp. (Consumer Products), Tjiwi Kimia Finance Mauritius, Ltd. (Paper & Forest Products), ICN Pharmaceuticals, Inc. (Pharmaceuticals), and Venetian Casino Resort, L.L.C. (Gaming & Leisure). Additionally, we sold or tendered several positions at levels that we believed represented full value.

The portfolio's foreign bond positions performed well during the period despite increased volatility in foreign stock and bond markets. Over the year, we consolidated our foreign dollar-denominated Brady bond positions by swapping out of our Mexican Brady bonds and into Brazilian Brady bonds, which -- along with our Argentinian Brady bonds -- appeared to offer greater total return potential. We also took advantage of weakness in October resulting from the Asian crisis, by adding to our Brazilian Brady bond positions. Finally, we sold our Canadian bond position in May due to valuation concerns and currency risk.

Believing that subdued inflation and prospects for a balanced budget would allow interest rates to fall, we added to our holdings of U.S. Treasuries throughout the year. As a result, the portfolio benefited from the decline of the 30-year Treasury bond yield, which fell from 6.64% to 5.93% over the past 12 months. On December 31, 1997, U.S. Treasury bonds accounted for 8.3% of total net assets, up from 7.1% a year earlier.

Most of the portfolio's equity sectors performed well during the period with the real estate, pharmaceutical and utility stocks appreciating the most. We purchased several new convertible positions in the real estate sector, including Vornado Realty Trust (REIT), and Macerich Co. (REIT). These securities provide attractive income and downside protection while offering equity upside potential related to positive fundamental trends in the real estate industry. Following significant price appreciation, we sold the portfolio's remaining pharmaceutical holdings, as we believed upside potential for these stocks was limited at current valuations. The purchase and eventual sale of the pharmaceutical stocks is a good example of our contrarian style and active approach to investing, as we originally purchased the stocks when the sector was out of favor due to healthcare reform uncertainty in 1993 and 1994.

Utility stocks, which represented the portfolio's largest stock sector, rebounded after weakness in the first quarter and turned in a strong performance for the year. We initiated several new positions in the sector, including MidAmerican Energy Holdings Co., CMS Energy Corp. and Northern States Power Co., mid-western electric and natural gas utilities. Utility stocks were 26.6% of the portfolio as of December 31, 1997, up from 20.6% a year ago. We increased our weighting in utility stocks because we believed many of the stocks were undervalued and offered attractive high current income. In addition, we believe many utility stocks will benefit in a deregulated environment from stronger cash flow growth, less regulatory uncertainty, and higher valuations.

Looking at other sectors, strength in the technology stocks prompted us to recognize significant gains on the portfolio's Altera Corp. and Xilinx, Inc. convertible bond positions purchased last July during the technology sell-off. We initiated a position in General Motors common stock (Automotive) as we believed that the company's current corporate restructuring will significantly benefit shareholders. We also purchased a new issue of convertible bonds from Continucare Corp. (Health Care Services), a company specializing in outpatient rehabilitation services. In the energy sector, we took advantage of recent weakness in the group by purchasing convertible preferred shares of Energy Ventures (Energy) and Lomak Petroleum, Inc. (Energy). We also sold several stock positions that no longer fit the portfolio's valuation criteria.

With the stock market near all-time highs, we remain selective and are continually searching for attractive investments for our shareholders. We believe the portfolio is well positioned to benefit from the current market environment of low inflation and slow economic growth. Of course, we continue to follow our value-oriented approach, searching for income and growth from a diversified mix of stocks, bonds, and cash.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
--------------------------------
1-year                    17.09%
5-year                    12.08%
Since Inception (1/24/89) 12.34%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 16 OMITTED - SEE APPENDIX AT END OF DOCUMENT


MUTUAL SHARES SECURITIES FUND

The Mutual Shares Securities Fund seeks capital appreciation by investing primarily in domestic equity securities. These include common and preferred stocks, securities convertible into common stocks, as well as debt obligations of any quality. On December 31, 1997, 73.4% of the portfolio's total net assets were invested in equity securities, 3.7% in fixed-income securities, and the remaining 22.9% in short-term and other securities. Of course, these holdings will change as conditions warrant.

Many stock indices were delivering astronomical returns during the first half of 1997 (the S&P 500 gained more than 20%7), tempting some investors to jump in and ride the market with an index fund. However, we believe that our value approach is a better way to achieve consistent, long-term appreciation with relatively low risk and low volatility. Even though indexing could lead to greater returns over a specific time period, this could place the investor on a perilous journey to mediocre returns and high volatility when market conditions are less favorable. The mix of our investments -- cheap stocks, bankruptcies, and special situations such as mergers and spin-offs -- is intended to provide the best risk-adjusted returns in a wide variety of market conditions.

7. Source: Bloomberg. Index is unmanaged and includes reinvested dividends.

It has become increasingly difficult of late to find cheap stocks, especially in the domestic market, as investors look to "buy the dips" and are willing to buy stocks at historically high valuations. As a result, most of the large names that dominate indices such as the S&P 500 currently trade at valuations that do not fit our investment strategy. But cheap buys still exist. In the U.K., investors embraced the privatization of Railtrack, realizing the importance of lessening the burden of government regulation.

We continue to find good value in the European markets, particularly in the smaller and mid-cap stocks rather than the large cap stocks. This year will be an exciting one in Europe given the scheduled, albeit somewhat limited, introduction of the eurocurrency on January 1, 1999. Direct Pacific Rim exposure was virtually non-existent at year-end, but we are now looking to see whether the recent carnage has created an opportunity for us within the context of our usual investment parameters.

We also anticipate that the markets will present us with substantial opportunities over the next year. For instance, it appears that many investors have largely ignored the fact that some companies may not achieve analysts' aggressive earnings estimates. In particular, the "Asian flu" may have a greater ripple effect on some companies than the market has reflected. The merger and acquisition environment as well as divestiture activity continue to be strong. Even so, we will not "push the envelope" and increase the risk profile of our portfolio.

GRAPHIC MATERIAL 17 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-------------------------------------
1-year                        17.73%
Since Inception (11/8/96)     18.85%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

REAL ESTATE SECURITIES FUND

During the reporting period, the real estate industry continued to benefit from an environment of strong economic growth and relatively low interest rates. Demand for commercial and residential space remained strong, driven primarily by the growing economy. At the same time, development of new supply was restrained in most property sectors, leading to rising occupancy and rental rates. As a result, most real estate companies continued to report strong growth in cash flow from operations. Ongoing consolidation also contributed to the sector's growth, as private real estate companies and single-building owners merged with public real estate firms to take advantage of the financing flexibility and economies of scale enjoyed by the larger, public companies. For example, several of the portfolio's positions were involved in high-profile public mergers, including Starwood Lodging Corporation's announced mergers with Westin and ITT Sheraton and Equity Office Properties' merger with Beacon Properties Corporation.

Throughout the reporting period, we remained committed to our strategy of focusing on property types and geographic regions with strong supply and demand fundamentals, while attempting to identify those management teams with the ability to add value through intensive property management and strong capital markets experience. In keeping with this strategy, we maintained the majority of the portfolio's investments in hotel, apartment, office and industrial properties, where we anticipate the strongest cash flow growth, as well as the most favorable supply and demand fundamentals.

At the end of the reporting period, the hotel sector was the portfolio's largest property type weighting, representing 20.1% of total net assets, up from 17.9% twelve months ago. Valuations in this sector remain attractive to us, particularly in light of the high cash flow growth rates. New development in the upscale hotel sector remains limited while demand continues to grow, resulting in increased room rates. Over the past year, we initiated positions in two notable lodging companies: Innkeepers USA Trust and Prime Hospitality Corporation. In our opinion, both were attractively valued and offered unique growth opportunities. Core holdings in this sector continued to include FelCor Suite Hotels, Inc., Patriot American Hospitality, Inc., Starwood Lodging Corp., CapStar Hotel Company and Host Marriott Corp.

The apartment sector was the portfolio's second largest property type weighting, totaling 16.8% of total net assets on December 31, 1997, down from 20.0% one year ago. Valuations in the apartment group remain attractive relative to other sectors and we expect steady cash flow growth. However, security selection is important in this sector as supply and demand fundamentals near equilibrium. While the overall sector weighting was trimmed and several positions were eliminated, we continued to focus on core holdings such as Equity Residential Properties Trust, Camden Properties Trust and Security Capital Pacific Trust. In addition, our only new position in the apartment sector, Charles E. Smith Residential Realty, Inc., performed quite well as investors keyed on the company's new acquisition strategy focused on downtown high-rise apartments in major metropolitan areas.

We increased the portfolio's exposure to the office and industrial property sectors over the reporting period by initiating new positions in AMB Property Corporation, Mack-Cali Realty, Equity Office Properties, Tower Realty Trust and SL Green Realty Corporation. For the most part, these companies have heavy property concentrations in the Northeast and on the West Coast where new property development is limited. We believe that these securities were attractively valued and should generate above average cash flow growth over the next few years. We also maintained core positions such as Arden Realty Group, Security Capital Industrial Trust, Spieker Properties and Highwoods Properties, Inc. As of December 31, 1997, the office sector weighting was 11.9% of total net assets, up from 7.9% one year ago. The industrial sector now represents 10.9% of total net assets, up from 8.9% at the beginning of the reporting period.

Looking forward, we believe the real estate industry should benefit from steady demand for residential and commercial space and limited new development. In our opinion, the prospects for investing in real estate securities are quite attractive due to their unique combination of strong underlying fundamentals, favorable valuations, and attractive growth opportunities.

GRAPHIC MATERIAL 18 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
---------------------------------
1-year                    20.70%
5-year                    18.25%
Since Inception (1/24/89) 13.87%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

RISING DIVIDENDS FUND

Our investment strategy is based on our belief that companies with consistently rising dividends should, over time, also realize appreciation in their stock prices. We select portfolio securities based on several criteria. To be eligible for purchase, stocks must pass certain investment "screens," or screening procedures, requiring strong balance sheets, relatively low price/earnings ratios, and consistent and substantial dividend increases. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.

The U.S. stock market benefited during 1997 from an economy characterized by solid growth, low inflation, and falling long-term interest rates. Financial services stocks, such as banks and insurance companies, performed particularly well in this positive atmosphere. This trend aided two of the portfolio's largest equity holdings, Mercury General Corp. and National Commerce Bancorp, which also had distinguishing attributes that contributed to their strong performance during the year. Mercury General is an automobile insurer which conducts the majority of its business in California. Mercury has been able to offer drivers attractively priced auto insurance through the combination of a strong distribution network, very effective claims handling capabilities, and a low cost structure. As a result, this firm has been able to gain market share while generating strong earnings growth.

National Commerce Bancorp. is a Tennessee-based regional bank that has become a leader in supermarket branch banking. Several years ago, the company determined that in order to be competitive, it not only had to have a very low cost structure, but also had to be able to offer top quality services to its customers. In order to achieve this, National Commerce decided that it needed to take itself to its customers, rather than waiting for its customers to come to it. And where could the bank make itself easily accessible to its customers? At their local supermarket, of course. This bank's branches are now almost exclusively located in high traffic supermarket stores -- thereby eliminating the need for costly, stand-alone facilities. Like Mercury General, National Commerce has been able to gain market share and grow earnings as well.

The retail sector also performed well for the portfolio in the past year. Our largest holding in this sector is Family Dollar Stores, a leading participant in the growing "convenience discounter" retailing segment. Earnings growth has accelerated as a result of the company's everyday low-pricing strategy, in addition to its store remodeling and expansion program. The idea of offering basic merchandise at an attractive price from a convenient location is proving to be especially popular with low and middle-income consumers.

Despite the presence of the roaring equity market, several of the portfolio's stocks suffered sagging prices during the year. These included Millipore Corp., MMI Cos., Inc., and Nike, Inc. Millipore's earnings were hurt during the year by weak sales of microelectronics filtration equipment coupled with the negative impact on foreign currencies of the indomitable U.S. dollar. Looking ahead, Millipore continues to be well positioned to benefit from the increasing demand for greater purification technology in growing industries such as semiconductor manufacturing and biotechnology. A slowdown in medical malpractice premium growth hampered the performance of MMI stock over the year. Although the medical malpractice market is still soft, MMI has several medical consulting businesses that are growing nicely and is also likely to benefit from its recent acquisition of another insurer, Unionamerica Holdings. Although Nike has become one of the world's most recognizable brand names, its earnings have suffered from a slowdown in domestic footwear sales and, more recently, a decline in sales to Asia due to the economic crisis in that region. On the other hand, Nike continues to expand its already formidable global distribution capabilities and is extending its dominant sports-related franchise into different athletic footwear and equipment categories, which bodes well for the corporation's long-term prospects.

During the year, we added several new positions to the portfolio, such as Bemis Company, Inc., a manufacturer of flexible packaging for use by the food service industry. We also purchased shares of Pall Corp., which makes fluid filtration devices for a variety of industries, including healthcare. ReliaStar, a provider of a broad range of insurance-related investment products, has increased its dividend for 26 years, and was added to the portfolio in 1997. Finally, we initiated positions in Sherwin-Williams, a retail distributor of architectural coatings, and U.S. Bancorp., one of the top performers among regional banks.

We eliminated several positions from the portfolio during the reporting period as they no longer fit our investment criteria. Bristol-Myers Squibb Co., Gap, Inc., Monsanto Co., Pfizer, Inc., Safeco Corp., UST, Inc., and Walgreen Co. either suffered from slowing dividend growth, falling dividends, or they simply became less attractively valued than alternative investments.

Our ten largest positions on December 31, 1997, comprised 25.6% of the portfolio's total net assets. It is interesting to note how these ten companies would, in the aggregate, respond to the portfolio's screening criteria based on a simple average of statistical measures. On average, these ten companies have increased their dividends 18 years in a row, and by 345% in the last ten years (this excludes Fannie Mae's colossal 2,000% increase). Their most recent dividend increases averaged 13.7%, with a dividend pay-out ratio of 25%. Long-term debt averaged 14% of capitalization, and the average price/earnings ratio was 19.7, viewed against 21.4 for that of the unmanaged Standard & Poor's 500(R) Stock Index on the same date. It is our opinion that these companies are representative of the fundamentally high quality of the portfolio. We also believe that, over the long haul, companies that increase cash payments to shareholders, year after year, will be superior builders of wealth.


RISING DIVIDENDS FUND
Top 10 Holdings on 12/31/97
Based on Total Net Assets

Company,                  % of Total
INDUSTRY                  Net Assets
------------------------------------------
Family Dollar Stores, Inc.
RETAIL                             4.3%

Wallace Computer Services, Inc.
BUSINESS SERVICES                  3.1%

Nucor Corp.,
INDUSTRIAL                         2.6%

Mercury General Corp.,
INSURANCE-PROPERTY CASUALTY       2.5%

Dimon Inc.,
CONSUMER PRODUCTS                 2.4%

Alberto-Culver Co.,
CONSUMER PRODUCTS                 2.2%

National Commerce Bancorp,
BANKS                             2.1%

Fannie Mae,
FINANCIAL SERVICES                2.1%

Watts Industries, Inc.,
INDUSTRIAL                       2.1%

RLI Corp.,
INSURANCE-PROPERTY CASUALTY      2.1%


GRAPHIC MATERIAL 19 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-----------------------------------------------
1-year                        33.03%
5-year                        14.69%
Since Inception (1/27/92)     14.04%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 20 OMITTED - SEE APPENDIX AT END OF DOCUMENT

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Volatility and uncertainty dominated global markets in 1997, most of which can be traced back to Southeast Asia's by now well-documented financial troubles that began to surface around mid year. Questions about Asia's financial future will no doubt remain unanswered for some time, although an economic recovery there will depend, to a large extent, on whether Japan finally realizes economic growth in 1998. We are carefully picking through the ashes in Southeast Asia, looking for undervalued companies with strong balance sheets that can weather the inevitable storms over the next few years.

The Hong Kong market was down over 20% in 1997 and underperformed due to the threat of a currency devaluation, the possibility of a slowdown in China, and over-extended property prices.8 We believe that Hong Kong will maintain the currency peg because, unlike many other Asian countries, Hong Kong has budget and current account surpluses, a robust banking system and $70 billion in foreign currency reserves. Perhaps more importantly, it has China's support, which needs to maintain confidence in Hong Kong's capital markets so that it can use them to privatize its state-owned companies. In our opinion, the risks of a devaluation have been overly discounted, with the market trading at only 9.8 times 1998 earnings.9 As of December 31, 1997, the portfolio had a 2.6% weighting in Hong Kong.

8. Source: Bloomberg. Price depreciation measured in Hong Kong dollars.
9. Source: Morgan Stanley Capital International(R).

Lately, the fad for mega-mergers has reappeared across the "pond." As in the U.S., such mergers have been concentrated in the financial services area. The advent of the euro has forced banks and insurance companies to focus on pan-European economies of scale. For example, two giants of the Swiss banking market, UBS and Swiss Bank, agreed to merge in a $25 billion transaction, and insurance companies BAT of the U.K. and Zurich of Switzerland agreed to tie the knot for $18 billion. We invested in this trend via our insurance and financial services holdings which respectively made up 5.9% and 3.3% of the portfolio at the end of the reporting period.

The U.K. is much further ahead of continental Europe in terms of the business cycle (it is the only major country with an inverted yield curve), shareholder value and corporate restructuring. We currently favor the U.K., as it is one of the few countries that can opt in or out of the euro. It also has some of the cheapest valuations and highest yields in Europe (the average dividend yield of our U.K. holdings was 3.9% at period end) as well as political certainty. Finally, there are still opportunities for corporate restructuring in the U.K. Within our own holdings, restructuring is taking place at ICI, Harrisons and Crosfield, and BTR.

The U.S. has just completed its seventh year of economic growth. The Goldilocks economy (not too hot, not too cold) continued with moderate economic growth and inflation at an eleven-year low of 1.7%.10 At the same time the budget is moving toward its first surplus since 1969, and the dollar is regarded the safe haven in a world of uncertainty. However, our main concern is over-extended stock market valuations, which have no sympathy for earnings disappointments. On December 9, Oracle's share price declined by 29% because its second quarter profit figure of $0.19 was 4 cents below expectations. 1997 was the third consecutive year of 20%-plus returns for the Dow Jones(R) Industrial Average, an unprecedented accomplishment.

10. Source: Bloomberg. Inflation measured as CPI year-over-year percentage change as of 12/97.

By historical measures, however, all valuations are stretched, with the S&P 500 trading at an estimated 19 times 1998 earnings, a 20-year high.11 Therefore, we place more confidence in economic growth than in stock prices. Although the U.S. remains our largest single country weighting with regard to equities, accounting for 16.1% of total net assets, we have been taking profits throughout the year (the U.S. weighting at the end of 1996 was 20.8%). We are underweight versus other benchmarks and have a high composition of undervalued and defensive stocks. Although we have not found many new U.S. bargains, the recent technology sector shakedown has turned some growth stocks into value stocks. For example, the market punished networking and modem company 3Com for disappointing earnings announcements, and the stock finished the year off 52%.12 Although there could be further short-term disappointments, we consider this an undervalued stock, and we added to our position.

11. Source: IBES.
12. Source: Bloomberg.

On October 27, 1997, the Brazilian Bovespa index dropped 15% as concern spread regarding the overvalued currency and twin budget and current account deficits.13 Unlike the Asian countries however, the Brazilian government took swift action to restore confidence by doubling interest rates to 45% and announcing severe budget cuts totaling $18 billion, or 3% of gross domestic product. We believe that Brazil will not devalue its currency because it has taken adequate measures to restore stability, and proceeds from privatization that could total $90 billion by 2000 can finance future investment. Analysts expect this market's earnings to grow at 26%, and we have invested nearly 5% of the portfolio in Brazilian equities including Banco Bradesco, one of our largest holdings.

13. Source: Bloomberg. Price depreciation measured in Brazilian reals.

We believe that opportunities are born out of adversity, and we continue to search diligently for overlooked opportunities around the world.


GRAPHIC MATERIAL 21 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
--------------------------------------
1-year                        11.71%
Since Inception (5/1/95)      14.22%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

UTILITY EQUITY FUND*

*Effective May 1, 1998, the Utility Equity Fund will change its name to the Global Utilities Securities Fund and the percentage of foreign securities the portfolio may invest in will increase from 25% to 100%. The portfolio's objectives will remain the same.

Although the utility sector trailed some of the broad market indices this year, the S&P Electric Utilities Index actually has outperformed the S&P 500 in the fourth quarter by over 1500 basis points.14 This change in investor sentiment reflects a movement toward "safe haven" securities due to several factors. Global currency market disruptions led to earnings revisions for many corporations, thereby increasing stock market volatility. Also, evidence is building that the U.S. economy is beginning to slow down. These factors, in conjunction with the positive impact of decreased regulatory risk, made the utility sector attractive to many investors.

14. Source: Bloomberg. Indices are unmanaged and include reinvested dividends.

The U.S. economic environment during the year was generally favorable for interest-rate sensitive stocks. With long-term interest rates declining steadily since April, and relatively high natural gas prices, domestic utility stocks performed well in 1997. A favorable regulatory environment also added to this picturesque background, when -- in September -- the 8th U.S. Circuit Court of Appeals removed some of the uncertainty surrounding the Telecommunications Act of 1996, with a ruling that more clearly defined the role of new competitors. With California leading the way, several states are in the process of completing plans to restructure the electric generation business. This bodes well for the industry's future, as a complete resolution of regulatory issues should enhance utility companies' earnings, and make their stocks more attractive to investors.

With the European Monetary Union looming just around the corner, interest rates there painted a picture similar to the U.S. situation. Most European nations continued to exercise a great deal of fiscal and monetary restraint to qualify for monetary union under the Maastricht Treaty's strict criteria. Interest rates in traditionally high-yielding markets such as Spain and Italy came down significantly, moving toward convergence with the likes of Germany and France, which encouraged investors to bid up the prices of many utility stocks. Germany, Switzerland, Finland, Italy, and Portugal were among the best performing utility markets. Taking advantage of this strength, we sold our shares of Italmobiliare and Electricidade de Portugal at a profit. It is our belief that many European utility companies are currently positioned to benefit from a large, pent-up demand for telecommunications services. In our opinion, our holdings of Telefonica de Espana and Hellenic Telecommunications Organization could experience extensive growth for several years to come.

In the first half of the year, solid economic growth and lower inflation allowed for increased infrastructure spending in Latin America. The earnings outlook for Latin American utility companies was therefore quite positive, prompting us to initiate new positions in such companies as Telefonica del Peru and Companhia Paranaense de Energia-Copel. These corporations have positioned themselves to potentially profit from the rapidly growing demand for electricity in Latin America. The economic environment in Brazil also created some promising investment opportunities, as privatization and regulatory reform in the telecommunications and electric utilities industries accelerated. This led us to purchase shares of Telecomunicacoes Brasileiras, Brazil's largest telecommunications provider.

Believing that most Asian utility stock valuations were simply too high, we maintained a low weighting in Asia during the year. This was fortunate, as the portfolio was somewhat insulated from the direct impact of the Asian problems that surfaced after June. Despite this region's turmoil, we believe that the long-term economic growth rate of many Asian countries is likely to be much higher than that of some developed markets. Most of our Asian holdings are in China, Hong Kong, and India, whose economies -- in our opinion -- still possess the ability to grow strongly over the next few years.

Looking ahead, we are optimistic about the prospects for utility companies worldwide. Given the prevailing environment of accelerating privatization and regulatory reform, utilities stocks could continue to perform well in both Europe and Latin America. As for the U.S., we think many high-quality utility companies with aggressive, entrepreneurial management have the potential to expand their operations and generate solid earnings growth. Utility companies provide services that are an essential part of peoples' lives, and it is our belief that their stocks play an integral role in a well-diversified investment portfolio.


GRAPHIC MATERIAL 22 OMITTED - SEE APPENDIX AT END OF DOCUMENT

UTILITY EQUITY FUND
Top 10 Holdings on 12/31/97
Based on Total Net Assets
                                   % of Total
Company                            Net Assets
--------------------------------------------
Southern Co.                            4.2%
TECO Energy, Inc.                       3.9%
Enron Corp.                             3.8%
CINergy Corp.                           3.8%
Duke Energy Corp.                       3.7%
GPU Inc.                                3.4%
ICG Communications,Inc.                 3.3%
FPL Group, Inc.                         3.3%
Florida Progress Corp.                  3.2%
NIPSCO Industries                       2.8%

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
----------------------------------------------
1-year                        26.76%
5-year                        11.56%
Since Inception (1/24/89)     12.62%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

UTILITY EQUITY FUND CHANGES OF FUND NAME
AND NON-FUNDAMENTAL POLICIES

ON MAY 1, 1998, THE FUND'S NAME WILL CHANGE TO "GLOBAL UTILITIES SECURITIES FUND." THE FUND'S CURRENT POLICY LIMITING FOREIGN INVESTMENTS TO 25% OF NET ASSETS WILL BE LIFTED, SO THAT THE FUND WILL BE AUTHORIZED TO INVEST WITHOUT LIMIT IN FOREIGN SECURITIES. The Fund's investment objective, its policy of concentrating its investments in the public utilities industry, and its other investment policies and restrictions will remain the same.

After the changes take place, the Fund will normally invest at least 65% of its total assets in issuers domiciled in at least three different countries, one of which may be the U.S. Under normal circumstances, the Fund is expected to invest a higher percentage of its assets in U.S. securities than in securities of any other single country. The Fund's Manager believes that a global utilities fund may benefit from a wider selection of investment opportunities and greater diversification than a fund which invests primarily in securities of domestic utility companies.

The Fund's increasing investments in foreign securities will involve increasing risk. Foreign securities involve greater risks than similar domestic securities due to currency fluctuations, market volatility, and economic, social and political uncertainty. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "HIGHLIGHTED RISK CONSIDERATIONS, FOREIGN TRANSACTIONS."

WHEN REVIEWING THEIR INVESTMENTS OR CONSIDERING NEW PURCHASES OR TRANSFERS, CONTRACT OWNERS MAY WISH TO TAKE THESE UPCOMING FUND CHANGES INTO ACCOUNT AND TO CONSULT WITH THEIR INVESTMENT REPRESENTATIVES.

PORTFOLIOS SEEKING CURRENT INCOME

HIGH INCOME FUND

The "Goldilocks economy" continued its reign in the U.S. during the year under review, ensuring an environment that was "just right" for market participants. This was particularly true for holders of corporate high yield bonds, which were a top performer within fixed income asset classes in 1997. The portfolio also turned in a laudable performance for the year, fueled by bonds with improving credit profiles as well as those experiencing positive corporate events. Our investments continue to be oriented toward bonds that are expected to experience capital appreciation due to one or both of those factors.

With a keen eye focused on reducing our exposure to the economically sensitive chemicals and gaming industries, we took profits in a few positions such as IMC Global (chemicals) and Aztar (gaming). We also reduced weightings in the cable television and food retailing industries during the year, selling positions that we thought could be vulnerable to competitive threats in their respective markets.

In the media and broadcasting arena, deregulation fostered significant merger and acquisition activity, leading us to increase our exposure to the sector. During the year we initiated positions in Chancellor Media and Hollinger, companies that we think are well positioned to capitalize on positive industry trends. In the industrial sector, we increased our weighting by focusing on companies that we believe should perform well in a more subdued economic environment, such as Allied Waste Industries. The wireless communications industry also provided some attractive investment opportunities in 1997, and future prospects are bright due to ongoing market-friendly legislation. Within the various wireless industry subsectors, we tend to favor the leaders, such as Paging Network in paging, along with Sprint Spectrum and Nextel Communications in digital PCS. Finally, while increasing our weighting in telecommunications we focused primarily on competitive local exchange carriers such as Teleport and Intermedia.

As measured by Moody's, the portfolio's average credit rating on December 31, 1997, was B2. Looking forward, we expect to maintain or improve this average credit rating, anticipating somewhat of an economic slowdown over the next year. We feel that a slower-growing economy, combined with low inflation, will continue to provide a favorable environment for corporate high yield bonds.


HIGH INCOME FUND
Top 10 Industries on 12/31/97
Based on Total Net Assets
                                    % of Total
Industry                            Net Assets
---------------------------------------------------
Wireless Communication                  12.2%
Industrial Products                      8.2%
Cable Television/Systems                 7.5%
Media                                    5.7%
Health Care Services                     5.4%
Telecommunications                       5.4%
Broadcasting                             5.2%
Gaming & Leisure                         4.5%
Food & Beverage                          4.2%
Transportation                           4.1%

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
----------------------------------------------
1-year                                  11.47%
5-year                                  11.49%
Since Inception (1/24/89)               10.35%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 23 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 24 OMITTED - SEE APPENDIX AT END OF DOCUMENT


TEMPLETON GLOBAL INCOME SECURITIES FUND

The worldwide economic atmosphere made global bond investing a perilous business in 1997. In the U.S., economic growth proceeded at a pace historically associated with rising inflation and falling bond prices, causing considerable tension in the bond market. Ten-year U.S. Treasury bond yields, for example, began the year at 6.42%, rose to a high of 6.97%, and then fell to 5.74% at the end of the year.15 The U.S. dollar was equally volatile, with a number of foreign currencies depreciating between 2% and 52% against the U.S. currency.

15. Source: Bloomberg.

This volatility resulted from three distinct developments during the period. First was a general fear in the markets that the rapid U.S. economic growth and low unemployment would eventually translate into higher inflation. Second, prospects for European Monetary Union improved during the year, with many European economies converging in preparation for this event. Last, the Asian currency crisis produced shockwaves throughout global markets that should take some time to dissipate. Each of these developments affected global interest rates and currency values in different ways.

Much portfolio activity related directly to the sources of volatility in the global bond markets, particularly to foreign currencies' decline in value relative to the U.S. dollar. We also made portfolio adjustments in the composition of its European and within the dollar bloc countries. Finally, we increased the portfolios' emerging markets holdings.

Responding to the U.S. dollar's accelerating upward momentum relative to European currencies, we reduced the portfolio's overall exposure to European bonds and increased holdings of U.S. dollar-denominated bonds. We also increased the use of forward sales of European currencies, seeking to preserve the dollar value of our European bond holdings. The net currency exposure to European currencies (actual holdings plus the effect of currency hedges) was 52.8% at the beginning of the period and had fallen to approximately 46.7% by the end of the period.

We reallocated the portfolio's European holdings during the year through the sale of modest amounts of bonds from Denmark, Ireland, Italy and the United Kingdom, while the portfolio's German position was increased.

Within the dollar bloc markets, we dramatically reduced our exposure to Australia in favor of dollar-denominated Latin American securities. Our Latin American holdings, as a percentage of total net assets, nearly doubled over the course of the year, from 10.9% to 21.3%. The portfolio's largest emerging markets position as of the end of the year was in Mexico, where we increased our exposure from 4.8% to 7.1%.

In our view, a somewhat slow-growing U.S. economy in 1998 could be a major boon for global bond investors for several reasons. Of course, this could lead to reduced pressure on interest rates. In addition, though, slower growth would also tend to help foreign currencies rebound against the U.S. dollar, representing the possibility of attractive capital gains for U.S.-based investors. The Asian problem may also encourage a weakening of the dollar since it could very well lead to a widening of the U.S. trade and current account balances.

The outlook for global bond markets in 1998 seems promising to us, although patience may be required for investment opportunities to arise. The Asian financial quagmire, as an example, should serve to moderately deflate growth and inflationary pressures in the developed nations, removing the impetus for central bankers to raise interest rates.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
--------------------------------------
1-year                        2.55%
5-yea                         7.39%
Since Inception (1/24/89)     7.57%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 25 OMITTED - SEE APPENDIX AT END OF DOCUMENT

U.S. GOVERNMENT SECURITIES FUND

The U.S. bond market turned in a strong performance for 1997 as interest rates declined during the year. The yield curve flattened drastically -- one-year Treasury bill yields finished both 1996 and 1997 at 5.48%, while 30-year Treasury bond yields fell from 6.64% at the end of 1996 to 5.93% on December 31, 1997.16 The Federal Reserve Board (the Fed) moved interest rates only once during the year, when it raised the federal funds rate by 25 basis points at the Federal Open Market Committee's March meeting. While economic growth and consumer demand continued to be strong throughout the year, actual inflation figures consistently moved lower. The unemployment rate in the U.S. continued to move lower throughout the year with labor costs creeping higher. Although normally we would expect tight labor markets to give way to spiraling inflation through wage increases, large gains in productivity apparently allowed U.S. businesses to absorb higher labor costs without passing on the cost increases to consumers. Lower commodity prices also helped to keep inflationary pressures in check during 1997.

16. Source: Bloomberg.

During the middle of the year, disruptions in several developing southeast Asian economies became apparent which eventually led to ripple effects around the globe. By the fourth quarter, global equity markets swooned from the Asian debacle and U.S. government bonds became safe havens for investors, helping to push yields lower. In addition to the global situation, the strong U.S. economy served to bolster tax revenues which lowered the U.S. budget deficit and reduced the issuance of U.S. Treasury bonds into the marketplace. The lower supply of bonds also contributed to falling long-term interest rates during the year.

Lower interest rates helped the performance of the portfolio's holdings in U.S. government and agency securities. The portfolio is geared toward intermediate-term government securities and we continued to add positions across various government agencies and sectors during the year, including agency pass-through securities.

At this time, we do not anticipate that the Fed will move interest rates in the months ahead given that the Asian crisis has not yet fully played itself out. On the one hand, continued strong consumer demand may keep pressure on the Fed to move rates higher sometime next year due to the high rate of utilization in the labor and resource markets that currently exists. Then again, year-over-year inflation rates have been under 2%, which may allow long-term rates to continue moving lower, should consumer demand slow sufficiently to ultimately ease labor markets.

Therefore, we expect that the 30-year U.S. Treasury bond market may be range bound around the 5.75% to 6.25% level in the months ahead. As interest rates move to the lower end of that range, agency pass-through securities may be subject to prepayment risk, so new assets will likely be allocated to more non-callable securities until a more favorable environment develops. It is our belief that while the supply of mortgage pass-throughs should rise in the months ahead, agency issuers will continue to provide positive support to pass-through yield spreads.

As far as the Treasury market is concerned, we expect that the U.S. yield curve will continue to have a flatter profile in the months ahead. If growth slows significantly enough for the Fed to ease monetary policy, the curve may steepen. However, we anticipate that any monetary tightenings will signal to investors that the Fed is ahead of the curve in terms of inflation, and bond yields may fall in response.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-----------------------------------------
1-year                             9.31%
5-year                             7.10%
Since Inception (3/14/89)          8.32%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 26 OMITTED - SEE APPENDIX AT END OF DOCUMENT

ZERO COUPON 2000 FUND
ZERO COUPON 2005 FUND
ZERO COUPON 2010 FUND

The past year bore witness to a substantial decline in long-term interest rates, though for a while it appeared that rates would move higher, driven by accelerating inflationary pressures. These pressures simply never materialized, and the Federal Reserve (the Fed) raised interest rates only once during the year -- an action which eventually allowed long-term rates to come down significantly.

All three portfolios benefited from the fall in interest rates during the year. The longer portfolios enjoyed the best returns because of their high duration and the fact that longer term interest rates (10 - 30 years) fell more than intermediate term rates (2 - 5 years). This flattening of the yield curve came about because the Fed held the target rate for federal funds at 5.50% although inflation fell throughout the year allowing longer term interest rates to fall as well. Inflation, as measured by the consumer price index, year over year, is now 1.7%, the lowest level in 11 years.17 Productivity gains, global competition and moderate economic growth should be conducive to a low inflation environment.

17. Source: Bloomberg. Year-over-year as of 12/31/97.

The Zero Coupon portfolios aim to maintain investments as close to the target maturities as is practically possible. This makes changes in interest rates a highly significant factor affecting the unit value of these portfolios. With two years to maturity in the 2000 portfolio, this portfolio's value could experience an approximate 3% swing in value for every 100 basis point (1%) swing in interest rates. Likewise, the 2005 portfolio has the potential to move approximately 8% for the same change in interest rates, and the 2010 portfolio could move -- up or down -about 13%.

Normally, individual zero coupon bonds will return a fixed rate, if held to maturity. Zero coupon investments, therefore, can be attractive for both aggressive and risk-averse investors. Of course, a managed portfolio of zero coupon bonds will fluctuate with cash flow in or out of the portfolio, or vary with market conditions. In each portfolio, we strive to maintain -- at all times -- a duration within 12 months of the target maturity. We do not try to time the market; instead, our portfolio activity mirrors shareholder activity.


GRAPHIC MATERIAL 27 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-------------------------------------------
1-year                        7.11%
5-year                        7.43%
Since Inception (3/14/89)     9.38%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

PERFORMANCE SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING EXPENSES BUT DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
-------------------------------------------
1-year                             11.37%
5-year                              9.87%
Since Inception (3/14/89)          11.11%


GRAPHIC MATERIAL 28 OMITTED - SEE APPENDIX AT END OF DOCUMENT

WE ARE REPLACING THE MERRILL LYNCH 20-YEAR ZERO INDEX WITH THE MERRILL LYNCH 10-YEAR ZERO INDEX. BECAUSE THE FUND NOW HAS LESS THAN 12 YEARS UNTIL ITS 2010 TARGET DATE, WE THINK THE 10 YEAR INDEX BETTER MATCHES THE INVESTMENTS OF THE FUND.

PERFORMANCE  SHOWN IN THE GRAPH REFLECTS ALL FUND OPERATING  EXPENSES BUT
DOES NOT INCLUDE ANY VARIABLE ACCOUNT FEES, CHARGES OR EXPENSES IMPOSED BY THE VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS THAT USE THE FRANKLIN VALUEMARK FUNDS. IF THEY HAD BEEN INCLUDED, PERFORMANCE WOULD HAVE BEEN LOWER. SEE THE CONTRACT PROSPECTUS FOR A COMPLETE DESCRIPTION OF THE VARIABLE ACCOUNT EXPENSES, INCLUDING ANY APPLICABLE SALES CHARGES.

Average Annual Total Return
----------------------------------------------
1-year                             16.57%
5-year                             12.13%
Since Inception (3/14/89)          12.14%

PLEASE SEE IMPORTANT ENDNOTES TO PERFORMANCE INFORMATION ON PAGE 54.

GRAPHIC MATERIAL 29 OMITTED - SEE APPENDIX AT END OF DOCUMENT

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME

MONEY MARKET FUND

An atmosphere of strong economic growth and very mild inflation was prevalent in the U.S. throughout 1997. Real gross domestic product (GDP) growth through the first three quarters of the year was 3.8%, considerably outpacing the Federal Reserve's (the Fed's) targeted long-term growth rate of 2.5%. Unemployment fell to its lowest level in 25 years, as a direct result of the country's economic strength. In the spring, the fast pace of economic growth and the tightening labor markets raised some concerns at the Fed that prices might have been in danger of inching up. The Fed responded by increasing the federal funds rate by twenty-five basis points (0.25%) in late March. Since the rate hike, the Fed has remained on the sidelines, not responding to the continued economic strength for a couple of reasons. First, despite the torrid pace of GDP growth, consumer prices increased by only 1.7% in 1997 -- the lowest increase in 11 years.18 Second, the Asian financial crisis which began to shake global equity markets in October may have prevented the Fed from taking any steps which would induce further volatility into the international financial markets.

18. Source: Bloomberg. Inflation measured as CPI year-over-year percentage change as of 12/97.

The rise in short-term interest rates caused the portfolio's seven-day yield to increase from 5.04% on December 31, 1996 to 5.28% at the end of 1997.

We believe the economy is in the later stages of the current business cycle. Higher private consumption and increased capital spending should stimulate more growth, which could ultimately lead to further wage inflation. However, we think that the impact of higher wages on overall consumer prices should be dampened by ongoing improvements in manufacturing productivity and lower exports to the Far East as a result of the crisis in Asia. Taking all these factors into consideration, we believe that the Fed will remain inactive until it has fully assessed the impact of these variables on domestic economic growth and inflation.

We continue to invest the portfolio's assets in securities that are among the highest quality available to money market funds. Since the portfolio's objective is to provide shareholders with a high quality, conservative investment, we do not invest in leveraged derivatives or other potentially volatile securities that we believe involve undue risk.

REPORT OF SPECIAL MEETING OF SHAREHOLDERS

At the Special Meeting of Shareholders of Franklin Valuemark Funds held on April 4, 1997, shareholders voted as follows:

1. Regarding the election of trustees who constitute the current Board of Trustees.



                                                             % of                  % of
                                              Shares        Shares    Shares       Shares
                           Shares Voted      Voted For      Voted   Voted Against  Voted
----------------------------------------------------------------------------------------
Frank H. Abbott        972,593,525.009   948,803,887.387  97.554% 23,789,637.622 2.446%
L. C. Anderson         972,593,525.009   950,301,681.416  97.708% 22,291,843.593 2.292%
Harris J. Ashton       972,583,525.009   950,544,829.797  97.733% 22,048,695.212 2.267%
S. Joseph Fortunato    972,583,525.009   949,805,658.718  97.657% 22,787,866.291 2.343%
David W. Garbellano*   972,583,525.009   947,870,197.603  97.458% 24,723,327.406 2.542%
Charles B. Johnson     972,583,525.009   950,398,940.768  97.718% 22,194,584.241 2.282%
Charles E. Johnson     972,583,525.009   950,097,436.776  97.687% 22,496,088.233 2.313%
Rupert H. Johnson, Jr. 972,853,525.009   950,749,074.437  97.754% 21,844,450.572 2.246%
Frank W. T. LaHaye     972,853,525.009   950,680,992.891  97.747% 21,912,532.118 2.253%
Gordon S. Macklin      972,853,525.009   950,214,147.999  97.699% 22,379,377.010 2.301%


*The Board noted with deep regret the passing of David W. Garbellano in late 1997. The Board appointed Robert F. Carlson to fill the vacancy in January 1998.

2. Regarding the ratification of the selection of Coopers & Lybrand L.L.P., Certified Public Accountants, as the independent auditors for the Trust for the fiscal year ending December 31, 1997.

                                 % of                     % of                   % of
                                 Shares   Shares          Shares   Shares        Shares
Shares Voted   Shares Voted For  Voted    Voted Against   Voted    Voted abstain Voted
--------------------------------------------------------------------------------------

972,593,525.009 915,813,515.019 94.162%   7,634,859.171   0.785%  49,145,150.819  5.053%

3. Regarding the approval of changes in the investment objective and industry concentration policy of the Precious Metals Fund to those of a natural resources fund on May 1, 1997.
                                 % of                     % of                   % of
                                 Shares   Shares          Shares   Shares        Shares
Shares Voted   Shares Voted For  Voted    Voted Against   Voted    Voted abstain Voted
----------------------------------------------------------------------------------------
7,315,445.976  6,188,720.987     84.598%  663,584.104     9.071%   463,140.885   6.331%

4. Regarding the approval of a change in the fundamental investment policies of the Precious Metals Fund to permit a change from investments in precious metals commodities to natural resources commodities, and to clarify that the fund may invest in futures contracts related to such commodities.
                                 % of                     % of                   % of
                                 Shares   Shares          Shares   Shares        Shares
Shares Voted   Shares Voted For  Voted    Voted Against   Voted    Voted abstain Voted
----------------------------------------------------------------------------------------
7,315,445.976  6,100,496.708    83.392%   772,291.632     10.557%  442,657.636   6.051%

5. Regarding the approval of a change in the fundamental investment policy of the Precious Metals Fund to permit a change from 5% to up to 10% of the Trust's assets that may be invested in unseasoned issuers.
                                  % of                     % of                   % of
                                 Shares   Shares          Shares   Shares        Shares
Shares Voted   Shares Voted For  Voted    Voted Against   Voted    Voted abstain Voted
----------------------------------------------------------------------------------------
7,315,445.976  5,925,877.013     81.005%  900,970.326     12.316%  488,598.637   6.679%

There being no further business to come before the meeting, upon motion duly made, seconded and carried, the Meeting was adjourned.

Dated: April 4, 1997

Karen L. Skidmore
Acting Secretary


IMPORTANT ENDNOTES
TO PERFORMANCE INFORMATION

Total return of the portfolio is the percentage change in value of a hypothetical $10,000 investment over the indicated periods and includes reinvestment of dividends and capital gains. Inception dates of the portfolios may have preceded the effective dates of the subaccounts, contracts, or their availability in all states. Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions and you may have a gain or loss when you withdraw your money.

When reviewing the index comparisons, please keep in mind that indices have a number of inherent performance differentials over the Valuemark portfolios. First, unlike the Valuemark portfolios, which must hold a minimum amount of cash to maintain liquidity, indices do not have a cash component. Second, the Valuemark portfolios are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indices are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indices often contain a different mix of securities than the portfolio to which they are compared. Additionally, please remember that indices are simply a measure of performance and cannot be invested in directly.

INDEX DEFINITIONS

INDEX                   DEFINITION
----------------------------------------------------------------------------
CONSUMER PRICE INDEX    Measure of the average change in prices for a fixed
                        basket of goods and services regularly bought by
                        consumers in the United States published by the U.S.
                        Bureau of Labor Statistics.
-------------------------------------------------------------------------
FINANCIAL TIMES/        The basic sector includes: construction and building
S&P ACTUARIES WORLD     materials, chemicals, mining, minerals, precious metals
(ENERGY 50%/            and minerals, forestry and paper products, and
INDUSTRIES 50%)         fabricated metal products. Basic The energy sector
COMPOSITE INDEX         includes oil internationals, crude producers,petroleum
                        products and refineries, non-oil energy sources, and
                        energy equipment and services. The index is compiled by
                        the Financial Times, Goldman Sachs & Co., and Wood
                        Mckenzie & Co., Ltd., in conjunction with the Institute
                        of Actuaries and the Faculty of Actuaries, and is a
                        weighted arithmetic average of the price relatives of
                        the constituents as produced by transaction in the
                        marketplace and adjusted for intervening capital
                        changes. The Index is in U.S. dollars and total return.
-----------------------------------------------------------------------------
FINANCIAL TIMES/        Includes electric utilities, waterworks supply, natural
ACTUARIES WORLD         gas S&P utilities, and telephone companies. The index
UTILITIES INDEX         is compiled by the Financial Times, Goldman Sachs &
                        Co., and Wood Mckenzie & Co., Ltd., in conjunction with
                        the Institute of Actuaries and the Faculty of
                        Actuaries, and is a weighted arithmetic average of the
                        price relatives of the constituents as produced by
                        transaction in the marketplace and adjusted for
                        intervening capital changes. The Index is in U.S.
                        dollars and total return.
-------------------------------------------------------------------------------
FIRST BOSTON            Unmanaged, trader-priced portfolio constructed to
HIGH YIELD              mirror the public high yield debt market (revisions
                        to the index are effected weekly). The index has
                        several modules representing different sectors of the
                        high yield market including a cash-paying module, a
                        zero-fix module, a pay-in-kind module, and a defaulted
                        module. The index is also divided into other categories
                        including industry, rating, seniority, liquidity,
                        market value, security price range, yield range, and
                        other sector divisions.
-----------------------------------------------------------------------------
INTERNATIONAL FINANCE   Emerging markets index that includes 650 stocks from
CORPORATION'S (IFC)     18 countries including Mexico, South Korea, Brazil,
INVESTABLE COMPOSITE    Jordan, and Turkey.
INDEX
-----------------------------------------------------------------------------
JP MORGAN GLOBAL BOND   A total return index that tracks the traded sovereign
INDEX (UNHEDGED)        issues of 13 international markets. Each market is
                        weighted according to its traded market capitalization
                        in U.S. dollar terms, and all issues included in the
                        index are liquid with remaining maturities of greater
                        than 13 months.
-----------------------------------------------------------------------------
LEHMAN BROTHERS         Includes fixed-rate debt that is rated investment grade
GOVERNMENT/CORPORATE    or higher by Moody's, Standard & Poor's, or Fitch. Debt
BOND INDEX              is issued by the U.S. government and its agencies,
                        domestic corporations, and foreign dollar-denominated
                        securities.
------------------------------------------------------------------------------
LEHMAN BROTHERS         Includes fixed-rate debt that is rated investment grade
INTERMEDIATE GOVERNMENT or higher by Moody's, Standard & Poor's, or Fitch. Debt
INDEX                   is issued by the U.S. government and its agencies, and
                        has a maturity of one to ten years.
-------------------------------------------------------------------------------
LIPPER INCOME AVERAGE   Consists of 21 equity funds that normally seek a high
                        level of current income through investing in
                        income-producing stocks, bonds, and money-market
                        instruments.
-------------------------------------------------------------------------------
MERRIL LYNCH TREASURY   Includes five-, ten- and twenty-year zero coupon bonds,
ZERO COUPON FIVE, TEN   respectively, which pay no interest and are issued at a
TWENTY YEAR INDICES     discount from redemption price.
------------------------------------------------------------------------------
MORGAN STANLEY CAPITAL  Includes approximately 1000 companies representing
INTERNATIONAL EUROPE    the stock markets of 18 countries in Europe, Australia,
AUSTRALIA FAR EAST      New Zealand, and the Far East. The average company
(EAFE) INDEX            has a market capitalization of over $3 billion. This is
                        a total return index in U.S. dollars, with gross
                        dividends reinvested.
-----------------------------------------------------------------------------
MORGAN STANLEY CAPITAL  Includes over 400 companies and the five countries of
INTERNATIONAL(MSCI)     Australia, Hong Kong, Japan, New Zealand, and
SINGAPORE/ PACIFIC      Malaysia. This is a total return index in U.S.
BASIN INDEX             dollars, with gross dividends reinvested.
-----------------------------------------------------------------------------
MORGAN STANLEY CAPITAL  Includes approximately 1450 securities listed on the
STOCK INTERNATIONAL     exchanges of 20 countries including the U.S., Europe,
(MSCI) WORLD INDEX      Canada, Australia, New Zealand, and the Far East. The
                        average company in the index has a market
                        capitalization of about $3.5 billion. This is a total
                        return index in U.S. dollars, with gross dividends
                        reinvested.
------------------------------------------------------------------------------
RUSSELL 1000 INDEX      An index consisting of the highest-ranking 1,000
                        large-capitalization U.S. stocks.
-----------------------------------------------------------------------------
RUSSELL 2500 INDEX      An index consisting of 2,500 companies with small
                        market capitalizations.
------------------------------------------------------------------------------
SALOMON BROTHERS WORLD Currency-hedged index uses rolling one-month forward GOVERNMENT HEDGED INDEX exchange contracts as hedging instruments. Total return in U.S. dollars.
-----------------------------------------------------------------------------
SIX-MONTH CD RATES      Estimated monthly return averaging the top rates paid
                        by major New York banks on primary new issues of
                        negotiable CDs. Published by Micropal.
------------------------------------------------------------------------------
STANDARD & POOR'S       500 Consists of 500 widely held common stocks within
(S&P 500)               four sectors (industrials, utilities, financial, and
                        transportation). This index, calculated by Standard &
                        Poor's, is a total return index with dividends
                        reinvested.
------------------------------------------------------------------------------
WILSHIRE MIDCAP GROWTH Overlaps both the top 750 and the next 1750 of the
INDEX                  Wilshire 2500 universe. Includes companies that have
                       market capitalizations ranging from $300 million to
                       $1.3 billion.
------------------------------------------------------------------------------
Wilshire Real Estate   A market capitalization weighted index of publicly
Securities Index       traded real estate securities such as Real Estate
                       Investment Trusts (REITs), Real Estate Operating
                       Companies (REOCs), and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.

-------------------------------------------------------------------------------
FRANKLIN VALUEMARK FUNDS

FINANCIAL HIGHLIGHTS

          PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)      RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
                                                                          NET             NET    RATIO    RATIO OF
       NET                                   DISTRI-     DISTRI-          ASSET          ASSETS, OF       NET INVESTMENT
       ASSET    NET     NET         TOTAL    BUTIONS     BUTIONS          VALUE,         END    EXPENSES  INCOME TO PORT- AVERAGE
       VALUE    INVEST- REALIZED &  FROM     FROM NET    FROM NET TOTAL   END             OF      TO      AVERAGE  FOLIO   COM-
PERIOD BEGINNING MENT   UNREALIZED INVESTMENT INVESTMENT REALIZED DISTRI-  OF     TOTAL  PERIOD  AVERAGE   NET    TURNOVER MISSION
ENDED  OF PERIOD INCOME GAIN(LOSS) OPERATIONS INCOME     GAINS    BUTIONS  PERIOD RETURN+ (OOO"S)NET ASSETS ASSETS RATE    RATE****
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH FUND
19964  $10.00   $ .03  $1.33      $1.36       $--         $--     $--      $11.36  13.60% $ 44,667 .77%*    .96%* 3.91% $.0567
1997    11.36     .06   2.02       2.08      (.02)         --    (.02)      13.42  18.31   109,355 .77      .72  19.90   .0575
GROWTH AND INCOME FUND
1993    12.79     .09   1.22       1.31      (.11)         --    (.11)      13.99  10.32   371,484 .58     1.00  41.56    --
1994    13.99     .19   (.47)      (.28)     (.09)       (.20)   (.29)      13.42  (3.41)  517,877 .54     1.81  99.21    --
1995    13.42     .41   3.92       4.33      (.20)       (.41)   (.61)      17.14  32.83   889,487 .52     3.30 116.54    --
1996    17.14     .62   1.64       2.26      (.41)      (1.44)  (1.85)      17.55  14.19 1,077,989 .50     4.06  23.01   .0407
1997    17.55     .67   4.05       4.72      (.64)       (.62)  (1.26)      21.01  27.74 1,338,476 .49     3.53  36.71   .0413
HIGH INCOME FUND
1993    11.77     .37   1.45       1.82      (.46)          --   (.46)      13.13  15.71   196,972 .64     8.18  21.06    --
1994    13.13     .88  (1.18)      (.30)     (.55)       (.07)   (.62)      12.21  (2.26)  255,036 .60     9.45  22.94    --
1995    12.21    1.06   1.30       2.36      (.91)          --   (.91)      13.66  19.76   360,904 .56     9.63  20.65    --
1996    13.66    1.20    .56       1.76     (1.20)       (.06)  (1.26)      14.16  13.90   446,096 .54     9.63  27.16    --
1997    14.16    1.33    .22       1.55     (1.22)       (.04)  (1.26)      14.45  11.47   496,036 .53     9.64  36.38    --
INCOME SECURITIES FUND
1993    13.65     .33   2.18       2.51      (.31)       (.05)   (.36)      15.80  18.59   737,942  .56    6.66  10.12    --
1994    15.80     .82  (1.80)      (.98)     (.44)       (.07)   (.51)      14.31  (6.27 1,000,002  .54    7.27  13.33    --
1995    14.31    1.16   1.96       3.12      (.89)       (.07)   (.96)      16.47  22.40 1,266,538  .51    8.05  33.14    --
1996    16.47    1.32    .44       1.76      (.87)       (.15)  (1.02)      17.21  11.28 1,350,659  .50    7.96  15.28  .0519
1997    17.21    1.40   1.38       2.78     (1.33)       (.29)  (1.62)      18.37  17.09 1,406,787  .50    7.53  14.68  .0506
MONEY MARKET FUND
1993     1.00     .030   --         .030     (.030)         --   (.030)      1.00   2.54   131,534  .66    2.53    --     --
1994     1.00     .040   --         .040     (.040)         --   (.040)      1.00   3.82   518,618  .466   4.05    --     --
1995     1.00     .060   --         .060     (.060)         --   (.060)      1.00   5.74   429,547  .406   5.58    --     --
1996     1.00     .050   --         .050     (.050)         --   (.050)      1.00   5.16   408,930  .436   5.04    --     --
1997     1.00     .05    --         .050     (.050)         --   (.050)      1.00   5.24   367,449  .456   5.11    --     --
MUTUAL DISCOVERY SECURITIES FUND
19965   10.00     .02   .19         .21        --           --      --      10.21   2.10     15,418 1.37*  2.11*   .14   .0300
1997    10.21     .13  1.84        1.97      (.01)          --   (.01)      12.17  19.25    198,653  .64   1.19  55.93   .0219
MUTUAL SHARES SECURITIES FUND
19965   10.00     .02   .33         .35        --           --     --       10.35   3.50     27,677 1.00*  2.56*  1.31   .0410
1997    10.35     .13  1.71        1.84      (.01)          --   (.01)      12.18  17.73    387,787  .80   2.10  49.01   .0397
NATURAL RESOURCES FUND
1993     9.36     .03  5.16        5.19      (.09)          --   (.09)      14.46  55.62     73,575  .68   1.58    .01     --
1994    14.46     .16  (.45)       (.29)     (.08)          --   (.08)      14.09  (2.01)   125,078  .68   1.63   7.66     --
1995    14.09     .22   .12         .34      (.20)         (.15) (.35)      14.08   2.35    105,109  .66   1.40  15.66     --
1996    14.08     .15   .44         .59      (.20)         (.18) (.38)      14.29   4.00    109,579  .65   1.00  21.77   .0221
1997    14.29     .15 (2.83)      (2.68)     (.20)          --   (.20)      11.41 (18.98     74,924  .69   1.00  85.22   .0265
REAL ESTATE SECURITIES FUND
1993    12.79     .09  2.33        2.42      (.17)          --   (.17)      15.04  19.01     92,678  .67   4.05   5.84      --
1994    15.04     .38   .06         .44      (.17)          --   (.17)      15.31   2.89    195,697  .62   4.00  11.73      --
1995    15.31     .78  1.83        2.61      (.52)          --   (.52)      17.40  17.53    213,473  .59   4.74  22.15      --
1996    17.40     .79  4.74        5.53      (.78)          --   (.78)      22.15  32.82    322,721  .57   4.80  10.32   .0519
1997    22.15     .72  3.72        4.44      (.67)         (.32) (.99)      25.60  20.70    440,554  .54   3.59  11.62   .0550
RISING DIVIDENDS FUND
1993    10.98     .14  (.52)       (.38)     (.03)          --   (.03)      10.57  (3.48)   299,730  .79%2.31    13.58      --
1994    10.57     .26  (.69)       (.43)     (.17)          --   (.17)       9.97  (4.08)   309,929  .80  2.71   24.07      --
1995     9.97     .27  2.66        2.93      (.24)          --   (.24)      12.66  29.74    463,253  .78  2.72   18.72      --
1996    12.66     .25  2.77        3.02      (.28)          --   (.28)      15.40  24.18    597,424  .76  1.96   27.97   .0505
1997    15.40     .22  4.77        4.99      (.26)         (.45) (.71)      19.68  33.03    780,298  .74  1.24   37.04   .0516
SMALL CAP FUND
19953   10.00     .03   .21         .24        --           --    --        10.24   2.30     13,301  .90* 2.70*  16.04      --
1996    10.24     .02  2.95        2.97      (.01           --   (.01)      13.20  28.95    170,969  .77   .63   63.72   .0518
1997    13.20     .01  2.24        2.25      (.03)         (.37) (.40)      15.05  17.42    313,462  .77   .06   64.07   .0482
TEMPLETON DEVELOPING MARKETS EQUITY FUND
19941   10.00     .07  (.51)       (.44)       --            --   --         9.56  (4.40)    98,189 1.53* 1.85*  1.15       --
1995     9.56     .09   .18         .27      (.04)        (.01)  (.05)       9.78   2.77    158,084 1.41  2.01  19.96       --
1996     9.78     .12  1.97        2.09      (.10)        (.18   (.28)      11.59  21.59    272,098 1.49  1.68  12.42     .0025
1997    11.59     .18 (1.10)       (.92)     (.15)        (.23)  (.38)      10.29  (8.72)   279,680 1.42  1.57  20.59     .0016
TEMPLETON GLOBAL ASSET ALLOCATION FUND
19952   10.00     .18   .52         .70      (.18)         --    (.18)      10.52   7.01     14,729  .90* 3.84* 30.00       --
1996    10.52     .34  1.75        2.09      (.01)        (.01   (.02)      12.59  19.84     56,274  .86  4.21  52.35      .0028
1997    12.59     .42  1.04        1.46      (.26)        (.07)  (.33)      13.72  11.71     93,402  .94  4.22  61.93      .0008
TEMPLETON GLOBAL GROWTH FUN
19941   10.15      .07  .26         .33        --          --      --       10.48   3.25    158,856 1.14* 2.49* 7.14        --
1995    10.48      .16 1.17        1.33      (.06)         --    (.06)      11.75  12.72    338,755  .97  2.46  30.92       --
1996    11.75      .25 2.22        2.47      (.21)        (.21)  (.42)      13.80  21.28    579,877  .93  2.20  12.32     .0096
1997    13.80      .33 1.53        1.86      (.24)        (.08)  (.32)      15.34  13.507    58,445  .88  2.49  24.81     .0018
TEMPLETON GLOBAL INCOME SECURITIES FUND
1993    12.00      .50 1.47        1.97      (.50)        (.16)   (.66)     13.31  16.68    206,594  .73  7.56 59.98         --
1994    13.31      .86(1.52)       (.66)     (.33)        (.13)   (.46)     12.19  (4.99)   254,311  .71  7.99 79.38         --
1995    12.19      .29 1.47        1.76      (.49)          --    (.49)     13.46  14.68    243,194  .64  7.59152.89         --
1996    13.46     1.02  .17        1.19     (1.04)          --   (1.04)     13.61   9.56    221,722  .61  7.30 140.96        --
1997    13.61     1.05 (.73)        .32      (.96           --    (.96)     12.97   2.55    185,016  .62  7.03 181.61        --
TEMPLETON INTERNATIONAL EQUITY FUND
1993++   9.76      .18 2.60        2.78      (.04           --    (.04)     12.50  28.563    10,146 1.12  1.58  29.50         --
1994    12.50      .19 (.07)        .12      (.04)        (.07)   (.11)     12.51    .877    85,124  .99  2.17  12.22         --
1995    12.51      .37  .94        1.31      (.22)        (.28)   (.50)     13.32  10.598    50,117  .92  2.87  16.42         --
1996    13.32      .40 2.58        2.98      (.38)        (.47)   (.85)     15.45  22.98  1,108,099  .89  3.07  27.52       .0140
1997    15.45      .30 1.51        1.81      (.45)        (.69)  (1.14)     16.12  11.69  1,161,430  .89  3.01  26.96       .0022
TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
19964   10.00      .10 1.15        1.2         --           --       --     11.25  12.50     16,255 1.16* 2.51*    --       .0031
1997    11.25      .23 (.39)       (.16)     (.07)          --    (.07)     11.02  (1.50)    32,201 1.06  2.74  21.38       .0004
TEMPLETON PACIFIC GROWTH FUND
1993     9.88      .05 4.68        4.73        --           --       --     14.61  47.87    215,882 1.14  1.29  12.36         --
1994    14.61      .22(1.50)      (1.28)     (.03)        (.06)   (.09)     13.24  (8.79)   375,832 1.07  2.04   4.29         --
1995    13.24      .33  .71        1.04      (.26)        (.11)   (.37)     13.91   7.97    331,936 1.01  2.08  36.06         --
1996    13.91      .21 1.34        1.56      (.44)        (.26)   (.70)     14.76  11.10    356,759  .99  1.51  12.85       .0092
1997    14.76      .29(5.49)      (5.20)     (.28)          --    (.28)      9.28 (35.95    165,404 1.03  1.97  11.87       .0070
U.S. GOVERNMENT SECURITIES FUND
1993   13.24       .50$ .77        1.27$     (.51)        (.08)   (.59)     13.92   9.71    684,303  .54  6.06 145.11         --
1994   13.92       .96 (.59)       (.63)     (.67)        (.05)   (.72)     12.57  (4.55)   579,039  .53  6.87  18.25**       --
1995   12.57       .93 1.46        2.39      (.96)          --    (.96)     14.00  19.46    643,165  .52  6.72  18.68**       --
1996   14.00       .75 (.31)        .44      (.97)          --    (.97)     13.47   3.62    843,858  .51  6.66  12.93***      --
1997   13.47      1.00  .21        1.21      (.76)          --    (.76)     13.92   9.31    765,084  .50  6.49  16.84         --
UTILITY EQUITY FUND
1993   15.82       .38 1.28        1.66      (.34)          --    (.34)     17.14  10.54  1,589,634  .51  4.47   4.80         --
1994   17.14       .95(2.94)      (1.99)     (.62)        (.11)   (.73)     14.42 (11.56) 1,155,110  .52  5.58  11.74         --
1995   14.42       .84 3.54        4.38      (.90)          --    (.90)     17.90  31.35  1,423,446  .50  5.14  13.27         --
1996   17.90       .91  .29        1.20      (.92)          --    (.92)     18.18   7.0   1,202,290  .50  4.20  29.69      .0252
1997   18.18       .90 3.54        4.44      (.96)        (1.33) (2.29)     20.33  26.76  1,129,904  .50  3.91  17.00      .0154
ZERO COUPON FUND - 2000
1993   13.88       .66 1.55        2.21      (.62)         (.03)  (.65)     15.44  16.15     76,916  .376 5.88   7.02        --
1994   15.44       .68 1.71)      (1.03)     (.69)         (.10)  (.79)     13.62  (6.76)    94,230  .406 6.37     --        --
1995   13.62       .75 2.03        2.78      (.67)          --    (.67)     15.73  20.67    137,357  .406 6.14   1.63        --
1996   15.73       .98 (.65)        .33      (.86)         (.01)  (.87)     15.19   2.43    129,601  .406 6.14    .58        --
1997   15.19      1.15 (.12)       1.03      (1.06)        (.02) (1.08)     15.14   7.11    111,650  .406 6.47   6.16        --
ZERO COUPON FUND - 2005
1993   13.62       .44 2.55        2.99       (.52)        (.01)  (.53)    16.08   22.21     42,998   .376 5.67 16.59        --
1994   16.08       .71(2.24)      (1.53)      (.60)        (.19)  (.79)    13.76   (9.60)    51,499   .406 6.53  2.00        --
1995   13.76       .78 3.53        4.31       (.69)         --    (.69)    17.38   31.76     83,222   .406 6.19  1.72        --
1996   17.38       .96(1.13)       (.17)      (.86)         --    (.86)    16.35    (.50)    82,603   .406 6.15  2.06        --
1997   16.35      1.14  .63        1.77      (1.06)        (.01) (1.07)    17.05   11.37     77,296   .406 6.16  4.52        --
ZERO COUPON FUND - 2010
1993   13.35       .50 2.81        3.31       (.94)        (.04)  (.98)    15.68   25.47     29,189   .256 5.89 36.63         --
1994   15.68       .55(2.27)      (1.72)      (.63)        (.31)  (.94)    13.02  (10.97     45,361   .406 6.57  4.34         --
1995   13.02       .76 4.75        5.51       (.49)         --    (.49)    18.04   42.79     85,633   .406 6.41 31.45         --
1996   18.04      1.02(1.65)       (.63)      (.88)        (.24) (1.12)    16.29   (2.69)    78,816   .406 6.24 16.10         --
1997   16.29      1.02 1.54        2.56 (     1.01)        (.01) (1.02)    17.83   16.57     85,515   .406 6.21 12.20         --

*Annualized.
**The portfolio turnover rate excludes mortgage dollar roll transactions.
***The portfolio turnover rate excludes transactions related to the liquidation of the Investment Grade Intermediate Bond Fund and the Adjustable U.S. Government Fund and mortgage dollar roll transactions.
****Relates to purchases and sales of equity securities. Prior to December 31, 1996, disclosure of average commission rate was not required.
+Total return is not annualized.
++Per share amounts have been calculated using the average shares outstanding during the period. 1For the period March 15, 1994 (effective date) to December 31, 1994. 2For the period April 19, 1995 (seed date) to December 31, 1995. 3For the period November 1, 1995 (effective date) to December 31, 1995. 4For the period May 1, 1996 (effective date) to December 31, 1996. 5For the period November 8, 1996 (effective date) to December 31, 1996. 6During the periods indicated below, Franklin Advisers, Inc., the investment manager, agreed to waive in advance a portion of its management fees and made payments of other expenses incurred by the Funds in the Trust. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

MONEY MARKET FUND
1994            .54%
1995            .53
1996            .53
1997            .53

ZERO COUPON FUND - 2000
1993            .67%
1994            .66
1995            .63
1996            .62
1997            .63

ZERO COUPON FUND - 2005
1993            .67%
1994            .68
1995            .66
1996            .65
1997            .65

ZERO COUPON FUND - 2010
1993            .68%
1994            .68
1995            .66
1996            .65
1997            .65

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997








 Capital Growth Fund                                                                                           SHARES        VALUE
 Common Stocks 82.1%
 Chemicals 3.8%
 Air Products and Chemicals, Inc. .....................................................................        20,000    $ 1,645,000
 Millipore Corp. ......................................................................................        30,000      1,018,125
 Sigma-Aldrich Corp. ..................................................................................        35,000      1,391,250
                                                                                                                       -------------
                                                                                                                           4,054,375
                                                                                                                       -------------
 Commercial Services 1.0%
aRobert Half International, Inc. ......................................................................        27,000      1,080,000
                                                                                                                       -------------
 Consumer Products - Durables 1.4%
 Mattel, Inc. .........................................................................................        40,000      1,490,000
                                                                                                                       -------------
 Consumer Products - Non-Durables 6.3%
 Campbell Soup Co. ....................................................................................        22,000      1,278,750
 Gillette Co. .........................................................................................         8,000        803,500
 Hershey Foods Corp. ..................................................................................        20,000      1,238,750
 Nike, Inc., Class B .................................................................................         30,000      1,177,500
 PepsiCo, Inc. ........................................................................................        20,000        728,750
 Procter & Gamble Co. .................................................................................        15,000      1,197,187
 The Coca-Cola Co. ....................................................................................         7,000        466,375
                                                                                                                       -------------
                                                                                                                           6,890,812
                                                                                                                       -------------
 Consumer Services 3.2%
 Cendant Corp. ........................................................................................        40,000      1,375,000
 Disney (Walt) Co. ....................................................................................         9,000        891,563
 Mirage Resorts, Inc. .................................................................................        55,000      1,251,250
                                                                                                                       -------------
                                                                                                                           3,517,813
                                                                                                                       -------------
 Containers & Packaging 1.3%
 Owens-Illinois, Inc. .................................................................................        38,500      1,460,593
                                                                                                                       -------------

 Data Services 1.1%
aComputer Sciences Corp. ..............................................................................        15,000      1,252,500
                                                                                                                       -------------

 Electronic Technology 11.3%
a3Com Corp. ...........................................................................................        45,000      1,572,187
aAscend Communications, Inc. ..........................................................................        10,000        245,000
aCisco Systems, Inc. ..................................................................................        40,500      2,257,875
 Compaq Computer Corp. ................................................................................        25,000      1,410,938
 Hewlett-Packard Co. ..................................................................................        20,000      1,250,000
aImation Corp. ........................................................................................        40,000        640,000
 Molex, Inc. ..........................................................................................        48,437      1,556,039
aNewbridge Networks Corp. .............................................................................        35,000      1,220,625
aUniphase Corp. .......................................................................................        18,000        744,750
 United Technologies Corp. ............................................................................        20,000      1,456,250
                                                                                                                       -------------
                                                                                                                          12,353,664
                                                                                                                       -------------
 Financial Services 7.8%
 American International Group, Inc. ...................................................................        12,000      1,305,000
 Citicorp .............................................................................................        11,000      1,390,813
 Equifax, Inc. ........................................................................................       35,000       1,240,312
 Fannie Mae ...........................................................................................        20,000      1,141,250
 Providian Financial Corp. ............................................................................        34,000      1,536,375
 Schwab (Charles) Corp. ...............................................................................        27,000      1,132,313
 Wells Fargo & Co. ....................................................................................         2,000        678,875
                                                                                                                       -------------
                                                                                                                           8,424,938
                                                                                                                       -------------
 Health Care Services .6%
aOxford Health Plans, Inc. ............................................................................        10,000        155,625
aPacifiCare Health Systems, Inc., Class B .............................................................        10,000        523,750
                                                                                                                       -------------
                                                                                                                             679,375
                                                                                                                       -------------

 Health Technology 9.7%
 Abbott Laboratories ..................................................................................        15,000      $ 983,438
 American Home Products Corp. .........................................................................        10,000        765,000
aAmgen, Inc. ..........................................................................................        25,000      1,353,125
 Baxter International, Inc. ...........................................................................        25,000      1,260,937
aBoston Scientific Corp. ..............................................................................        30,000      1,376,250
 Johnson & Johnson ....................................................................................       25,000       1,646,875
 Lilly (Eli) & Co. ....................................................................................        16,000      1,114,000
 Mentor Corp. .........................................................................................        35,000      1,277,500
 Merck & Co., Inc. ....................................................................................         8,000        850,000
                                                                                                                       -------------
                                                                                                                          10,627,125
                                                                                                                       -------------

Industrial Services .7%
 Schlumberger, Ltd....................................................................................         10,000        805,000
                                                                                                                       -------------
 Media & Broadcasting 1.4%
 Time Warner, Inc. ....................................................................................        25,000      1,550,000
                                                                                                                       -------------
 Oil & Gas 5.2%
aBarrett Resources Corp. ..............................................................................        50,000      1,512,500
 Enron Corp. ..........................................................................................        40,000      1,662,500
 MCN Energy Group, Inc.................................................................................        30,000      1,211,250
 Royal Dutch Petroleum Co., New York Shares, ADR ......................................................        25,000      1,354,687
                                                                                                                       -------------
                                                                                                                           5,740,937
                                                                                                                       -------------

Producer Manufacturing 3.4%
 Emerson Electric Co. .................................................................................        25,000      1,410,937
 Minnesota Mining & Manufacturing Co. .................................................................        15,000      1,230,937
aU.S. Filter Corp. ....................................................................................        35,000      1,047,813
                                                                                                                       -------------
                                                                                                                           3,689,687
                                                                                                                       -------------

Restaurants 1.1%
 McDonald's Corp. .....................................................................................        25,000      1,193,750
aTricon Global Restaurants, Inc. ......................................................................         2,000         58,125
                                                                                                                       -------------
                                                                                                                           1,251,875
                                                                                                                       -------------

Retail 1.4%
 Wal-Mart Stores, Inc. ................................................................................        38,000      1,498,625
                                                                                                                       -------------
 Semiconductors 4.9%
aAdaptec, Inc. ........................................................................................        45,000      1,670,625
 Intel Corp. ..........................................................................................        15,000      1,053,750
 Linear Technology Corp. ..............................................................................        16,000        922,000
aXilinx, Inc. .........................................................................................        50,000      1,753,125
                                                                                                                       -------------
                                                                                                                           5,399,500
                                                                                                                       -------------

Software/Technology Services 10.1%
 Adobe Systems, Inc. ..................................................................................        20,000        825,000
 Automatic Data Processing, Inc. ......................................................................        32,000      1,964,000
aElectronic Arts, Inc. ................................................................................        35,000      1,323,437
aIntuit, Inc. .........................................................................................        30,000      1,237,500
aMicrosoft Corp. ......................................................................................         7,000        904,750
aOracle Corp. .........................................................................................        35,000        780,937
aParametric Technology Co. ............................................................................        40,000      1,895,000
aSiebel Systems, Inc. .................................................................................            66          2,760
aSterling Commerce, Inc. ..............................................................................        20,000        768,750
aSynopsys, Inc. .......................................................................................        36,500      1,304,875
                                                                                                                       -------------
                                                                                                                          11,007,009
                                                                                                                       -------------

Transportation 2.2%
 Air Express International Corp. ......................................................................        45,000      1,372,500
 Southwest Airlines Co. ...............................................................................        40,500        997,313
                                                                                                                       -------------
                                                                                                                           2,369,813
                                                                                                                       -------------

 Utilities 4.2%
aAES Corp. ............................................................................................        34,000    $ 1,585,250
aAirTouch Communications, Inc. ........................................................................        35,000      1,454,688
 GTE Corp. ............................................................................................        30,000      1,567,500
                                                                                                                       -------------
                                                                                                                           4,607,438
                                                                                                                       -------------
 Total Long Term Investments (Cost $76,532,823) .......................................................                   89,751,079
                                                                                                                       -------------
                                                                                                                PRINCIPAL
                                                                                                                AMOUNT
 fRepurchase Agreement 17.3%
 Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $18,914,678) (Cost $18,908,076) ........    $18,908,076     18,908,076
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $586,357)
  Barclays Capital Group, Inc. (Maturity Value $1,740,150)
  BT Alex Brown, Inc. (Maturity Value $1,626,663)
  Chase Securities, Inc. (Maturity Value $1,740,150)
  CIBC Wood Gundy Securities Corp. (Maturity Value $1,740,150)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $1,740,150)
  Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $1,740,150)
  Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $1,740,150)
  Greenwich Capital Markets, Inc. (Maturity Value $1,040,308)
  Paribas Corp. (Maturity Value $1,740,150)
  SBC Warburg Dillon Read, Inc. (Maturity Value $1,740,150 )
  UBS Securities, L.L.C. (Maturity Value $1,740,150)
 Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $95,440,899) 99.4% ...........................................................                  108,659,155
 Other Assets, less Liabilities .6% ...................................................................                      695,832
                                                                                                                       -------------
 Net Assets 100.0% ....................................................................................                 $109,354,987
                                                                                                                       =============

aNon-income producing.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997







 Growth and Income Fund                                                                    COUNTRY         SHARES          VALUE
 Common Stocks 93.5%
 Automobile 2.0%
 Chrysler Corp. ...................................................................    United States        367,000     $ 12,913,813
 Ford Motor Co. ...................................................................    United States        292,500       14,241,093
                                                                                                                       -------------
                                                                                                                          27,154,906
                                                                                                                       -------------
 Chemicals, Basic 3.5%
 Dow Chemical Co. .................................................................    United States        144,300       14,646,450
 Imperial Chemical Industries, Plc., Sponsored ADR ................................    United Kingdom       331,000       21,494,313
 Millennium Chemicals, Inc. .......................................................    United States        431,870       10,175,937
                                                                                                                       -------------
                                                                                                                          46,316,700
                                                                                                                       -------------
 Consumer Products 4.6%
 Anheuser-Busch Cos., Inc. ........................................................    United States        375,000       16,500,000
 Cadbury Schweppes, Plc. ..........................................................    United Kingdom       123,900        1,231,104
 Dial Corp. .......................................................................    United States        236,800        4,928,400
 Eastman Kodak Co. ................................................................    United States        182,000       11,067,875
 Fortune Brands, Inc. .............................................................    United States        345,100       12,790,269
 H.J. Heinz Co. ...................................................................    United States        288,000       14,634,000
                                                                                                                       -------------
                                                                                                                          61,151,648
                                                                                                                       -------------
 Electrical Equipment 1.5%
 AMP, Inc. ........................................................................    United States        300,000       12,600,000
 General Electric Co. .............................................................    United States         92,200        6,765,175
                                                                                                                       -------------
                                                                                                                          19,365,175
                                                                                                                       -------------
 Financial Services 10.1%
 Banc One Corp. ...................................................................    United States        263,100       14,289,618
 BankBoston Corp. .................................................................    United States        223,500       20,995,031
 Beneficial Corp. .................................................................    United States        217,000       18,038,125
 J.P. Morgan & Co., Inc. ..........................................................    United States        115,900       13,082,213
 Mercantile Bancorporation, Inc. ..................................................    United States        248,203       15,264,485
 National City Corp. ..............................................................    United States        304,000       19,988,000
 PNC Bank Corp. ...................................................................    United States        345,900       19,737,919
 Westpac Banking Corp., Ltd. ......................................................       Australia       2,163,651       13,842,132
                                                                                                                       -------------
                                                                                                                         135,237,523
                                                                                                                       -------------
 Forest Products & Paper 4.4%
 Georgia-Pacific Corp. ............................................................    United States        151,000        9,173,250
 Georgia Pacific Corp. (Timber Group) .............................................    United States        201,000        4,560,187
 Portucel Industrial-Empresa Produtora de Celulosa, SA, Sponsored ADR, 144A .......       Portugual       1,020,000        6,223,632
 Potlatch Corp. ...................................................................    United States        318,400       13,691,200
 Union Camp Corp. .................................................................    United States        240,000       12,885,000
 Weyerhaeuser Co. .................................................................    United States        255,000       12,510,938
                                                                                                                       -------------
                                                                                                                          59,044,207
                                                                                                                       -------------
 Insurance 4.5%
 Lincoln National Corp. ...........................................................    United States        324,400       25,343,750
 Mid Ocean, Ltd. ..................................................................    United States        214,100       11,614,925
 Scor .............................................................................        France           297,000       14,202,310
 St. Paul Cos., Inc. ..............................................................    United States         76,000        6,236,750
 Zenith National Insurance Corp. ..................................................    United States        121,500        3,128,625
                                                                                                                       -------------
                                                                                                                          60,526,360
                                                                                                                       -------------
 Metals & Mining 2.0%
 British Steel, Plc., Sponsored ADR ...............................................    United Kingdom       490,000       10,504,375
 DeBeers Consolidated Mines, Ltd., ADR ............................................     South Africa        401,800        8,211,788
 Freeport-McMoRan Copper & Gold, Inc., Class A ....................................    United States        480,000        7,560,000
                                                                                                                       -------------
                                                                                                                          26,276,163
                                                                                                                       -------------

 Miscellaneous Manufacturing .8%
 Cooper Industries, Inc. ..........................................................    United States        167,300      $ 8,197,700
 Minnesota Mining and Manufacturing Co. ...........................................    United States         35,500        2,913,219
                                                                                                                       -------------
                                                                                                                          11,110,919
                                                                                                                       -------------
 Oil/Gas Transmission 3.8%
 Consolidated Natural Gas Co. .....................................................    United States        267,000       16,153,500
 National Fuel Gas Co. ............................................................    United States        421,800       20,536,388
 Pacific Enterprises ..............................................................    United States        390,800       14,703,850
                                                                                                                       -------------
                                                                                                                          51,393,738
                                                                                                                       -------------
 Petroleum, Integrated 15.1%
 Amoco Corp. ......................................................................    United States        275,700       23,468,962
 Atlantic Richfield Co. ...........................................................    United States        452,000       36,216,500
 Chevron Corp. ....................................................................    United States        339,000       26,103,000
 Exxon Corp. ......................................................................    United States        427,000       26,127,062
 Mobil Corp. ......................................................................    United States        274,000       19,779,375
 Texaco, Inc. .....................................................................    United States        536,400       29,166,750
 Ultramar Diamond Shamrock Corp. ..................................................    United States        447,800       14,273,625
 YPF Sociedad Anonima, Sponsored ADR ..............................................       Argentina         807,000       27,589,313
                                                                                                                       -------------
                                                                                                                         202,724,587
                                                                                                                       -------------
 Pharmaceuticals 4.5%
 Bristol-Myers Squibb Co. .........................................................    United States        185,000       17,505,625
 Glaxo Wellcome, Plc., Sponsored ADR ..............................................    United Kingdom       440,800       21,103,300
 Pharmacia & Upjohn, Inc. .........................................................    United States        590,000       21,608,750
                                                                                                                       -------------
                                                                                                                          60,217,675
                                                                                                                       -------------
 Printing, Publishing & Media .8%
 Dun & Bradstreet Corp. ...........................................................    United States        325,000       10,054,688
                                                                                                                       -------------
 Real Estate Investment Trusts 5.2%
 Equity Residential Properties Trust ..............................................    United States        485,300       24,537,980
 FelCor Suite Hotels, Inc. ........................................................    United States        712,000       25,276,000
 Simon DeBartolo Group, Inc. ......................................................    United States        615,700       20,125,693
                                                                                                                       -------------
                                                                                                                          69,939,673
                                                                                                                       -------------
 Retail 2.3%
 J.C. Penney Co., Inc. ............................................................    United States        501,900       30,270,844
                                                                                                                       -------------
 Telecommunications 10.4%
 Ameritech Corp. ..................................................................    United States        181,000       14,570,500
 AT&T Corp. .......................................................................    United States        276,000       16,905,000
 Bell Atlantic Corp. ..............................................................    United States        274,816       25,008,255
aFrance Telecom, SA ...............................................................        France           111,100        4,029,763
 GTE Corp. ........................................................................    United States        477,500       24,949,375
 Southern New England Telecommunications Corp. ....................................    United States        633,900       31,893,093
 U S WEST Communications Group ....................................................    United States        483,100       21,799,888
                                                                                                                       -------------
                                                                                                                         139,155,874
                                                                                                                       -------------
 Tobacco 6.4%
 Dimon, Inc. ......................................................................    United States        550,000       14,437,500
 Imperial Tobacco Group, Plc. .....................................................    United Kingdom     1,108,000        6,987,780
 Imperial Tobacco Group, Plc., ADR ................................................    United Kingdom       528,300        6,663,606
 Philip Morris Cos., Inc. .........................................................    United States        347,800       15,759,688
 RJR Nabisco Holdings Corp. .......................................................    United States        498,560       18,696,000
 UST, Inc. ........................................................................    United States        640,000       23,640,000
                                                                                                                       -------------
                                                                                                                          86,184,574
                                                                                                                       -------------
 Transportation .9%
 Illinois Central Corp. ...........................................................    United States        352,000       11,990,000
                                                                                                                       -------------

 Utilities 10.7%
 CINergy Corp. ....................................................................    United States        364,000     $ 13,968,500
 Dominion Resources, Inc. .........................................................    United States        519,000       22,089,938
 Enova Corp. ......................................................................    United States        590,000       15,966,875
 Entergy Corp. ....................................................................    United States        653,000       19,549,188
 GPU, Inc. ........................................................................    United States        425,300       17,915,763
 New Century Energies, Inc. .......................................................    United States        288,000       13,806,000
 OGE Energy Corp. .................................................................    United States        294,000       16,041,375
 PacifiCorp .......................................................................    United States        410,000       11,172,500
 PG&E Corp. .......................................................................    United States        435,700       13,261,619
                                                                                                                       -------------
                                                                                                                         143,771,758
                                                                                                                       -------------
 Total Long Term Investments (Cost $947,564,869) ..................................                                    1,251,887,012
                                                                                                                       -------------

                                                                                                                 PRINCIPAL
                                                                                                                  AMOUNT
fRepurchase Agreement 5.8%
 Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $77,961,600)
 (Cost $77,934,388) ...............................................................    United States    $77,934,388       77,934,388
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $2,388,743)
  Barclays Capital Group, Inc. (Maturity Value $7,169,349)
  BT Alex Brown, Inc. (Maturity Value $6,750,695)
  Chase Securities, Inc. (Maturity Value $7,169,349)
  CIBC Wood Gundy Securities Corp. (Maturity Value $7,169,349)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $7,169,349)
  Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $7,169,349)
  Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $7,168,569)
  Greenwich Capital Markets, Inc. (Marturity Value $4,301,141)
  Paribas Corp. (Maturity Value $7,168,569)
  SBC Warburg Dillon Read, Inc. (Maturity Value $7,168,569)
  UBS Securities, L.L.C. (Maturity Value $7,168,569)
   Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $1,025,499,257) 99.3% ....................................                                    1,329,821,400
 Other Assets, less Liabilities .7% ...............................................                                        8,654,726
                                                                                                                       -------------
 Net Assets 100.0% ................................................................                                   $1,338,476,126
                                                                                                                       =============

aNon-income producing.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                         SHARES/
 High Income Fund                                                                       COUNTRY         WARRANTS           VALUE
Long-Term Investments 93.5%
aCommon Stocks and Warrants .1%
 Empire Gas Corp., warrants ......................................................    United States        6,900            $ 41,400
 Foodmaker, Inc., warrants .......................................................    United States           70               2,968
 Gulf States Steel, warrants .....................................................    United States        5,000              25,000
 International Wireless Holding Co., warrants ....................................    United States        7,800             312,000
 McCaw International Holdings.....................................................    United States        7,000              17,500
 Nextel Communications, Inc. .....................................................    United States       10,070             261,820
 Nextel Communications, Inc., warrants............................................    United States        6,500              19,500
 Orion Network Systems, Inc., warrants ...........................................    United States        1,500              17,016
 Thermadyne Holdings Corp. .......................................................    United States          395              11,653
 Wireless One, Inc., warrants ....................................................    United States        5,000                  50
                                                                                                                       -------------
 Total Common Stocks and Warrants (Cost $357,374) ................................                                           708,907
                                                                                                                       -------------
 Preferred Stocks 1.6%
 Asia Pulp & Paper Co., Ltd., 12.00%, pfd., Class A ..............................      Indonesia      4,500,000           3,881,250
 Fresenius Medical Care A.G., 9.00%, pfd. ........................................    United States        1,300           1,365,000
 Time Warner, Inc., 10.25%, pfd., Series M, PIK ..................................    United States        2,496           2,808,418
                                                                                                                       -------------
 Total Preferred Stocks (Cost $8,322,389) ........................................                                         8,054,668
                                                                                                                       -------------
 Total Common Stocks and Warrants, and Preferred Stocks (Cost $8,679,763) ........                                         8,763,575
                                                                                                                       -------------

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT*
 Bonds 91.8%
 Automotive .4%
 Aetna Industrial, Inc., senior notes, 11.875%, 10/01/06  ........................    United States      700,000             612,500
 Collins & Aikman Corp., senior sub. notes, 11.50%, 4/15/06 ......................    United States    1,000,000           1,130,000
                                                                                                                       -------------
                                                                                                                           1,742,500
                                                                                                                       -------------
 Broadcasting 5.2%
 Benedek Broadcasting Corp., senior notes, 11.875%, 3/01/05 ......................    United States    2,500,000           2,812,500
 Chancellor Media Corp., senior sub. notes, 144A, 8.125%, 12/15/07 ...............    United States    8,000,000           7,870,000
 Granite Broadcasting Corp., senior sub. notes, 10.375%, 5/15/05 .................    United States    6,500,000           6,841,250
 Jacor Communications, Inc., senior sub. notes, 9.75%, 12/15/06 ..................    United States    1,000,000           1,068,750
 SCI Television, Inc., S.F., senior notes, 11.00%, 6/30/05 .......................    United States    2,000,000           2,113,462
 SFX Broadcasting, Inc., senior sub. notes, Series B, 10.75%, 5/15/06 ...........     United States    2,000,000           2,200,000
 Sinclair Broadcast Group, Inc., senior sub. notes, 10.00%, 9/30/05 ..............    United States    2,500,000           2,643,750
                                                                                                                       -------------
                                                                                                                          25,549,712
                                                                                                                       -------------
 Cable Television/Systems 7.5%
 Cablevision Systems Corp., senior sub. deb., 10.50%, 5/15/16 ....................    United States    3,000,000           3,502,500
 Cablevision Systems Corp., senior sub. deb., 9.875%, 4/01/23 ....................    United States    4,500,000           4,972,500
 Cablevision Systems Corp., senior sub. notes, 8.125%, 8/15/09 ...................    United States    1,500,000           1,556,250
 Century Communications Corp., senior sub. notes, 9.50%, 3/01/05 .................    United States    3,000,000           3,187,500
 Comcast Corp., senior sub. deb., 9.125%, 10/15/06 ..............................     United States    2,000,000           2,135,000
 Comcast Corp., senior sub. deb., 9.50%, 1/15/08 .................................    United States    2,000,000           2,135,000
 Continental Cablevision, Inc., senior deb., 9.50%, 8/01/13 ......................    United States    1,500,000           1,789,617
 Continental Cablevision, Inc., senior sub. deb., 11.00%, 6/01/07 ................    United States    1,000,000           1,112,220
 Diamond Cable Communications Co., Plc., senior disc. notes, zero coupon to 12/15/00, 11.75% thereafter,
 12/15/05.........................................................................   United Kingdom    2,700,000           2,099,250
 Diamond Cable Communications Co., Plc., senior disc. notes, 144A, zero coupon to 2/15/02, 10.75%
 thereafter, 2/15/07 ............................................................    United Kingdom    1,500,000           1,023,750
 Le Groupe Videotron Ltee, senior notes, 10.625%, 2/15/05 ........................       Canada        2,200,000           2,442,000
 Rogers Cablesystems, Inc., senior secured deb., 9.65%, 1/15/14 ..................       Canada        5,700,000 CAD       4,317,729
 TeleWest Communications, Plc., senior deb., zero coupon
to 10/01/00,11.00% thereafter, 10/01/07 ..........................................   United Kingdom    8,000,000           6,250,000
 Wireless One, Inc., units, senior disc. notes, zero coupon to 8/01/01,
 13.50% thereafter, 8/01/06 ......................................................    United States    2,000,000             420,000
                                                                                                                       -------------
                                                                                                                          36,943,316
                                                                                                                       -------------
 Chemicals 2.6%
 Applied Extrusion Technologies, Inc., senior notes, Series B, 11.50%, 4/01/02 ...    United States    3,750,000           4,012,500
 Climachem, Inc., senior sub. notes, 144A, 10.75%, 12/01/07 ......................    United States    1,200,000           1,242,000
 Chemicals (cont.)
 Huntsman Corp., senior sub. notes, 144A, 9.50%, 7/01/07 ........................     United States    3,500,000         $ 3,640,000
 Uniroyal Chemical Co. Investors, disc. notes, zero coupon to 5/01/98,
 12.00% thereafter, 5/01/05.......................................................    United States    4,000,000           3,920,000
                                                                                                                       -------------
                                                                                                                          12,814,500
                                                                                                                       -------------
 Consumer Products 3.1%
 E & S Holdings Corp., senior sub. notes, Series B, 10.375%, 10/01/06 ............    United States    3,000,000           2,760,000
 Playtex Family Products Corp., senior sub. notes, 9.00%, 12/15/03 ...............    United States      300,000             306,375
 Revlon Worldwide Corp., senior disc. notes, 144A, zero coupon to
3/15/00, 10.75% thereafter 3/15/01................................................    United States   10,000,000           6,950,000
 RJR Nabisco, Inc., notes, 9.25%, 8/15/13 ........................................    United States    3,000,000           3,439,017
 Sealy Mattress Corp., senior disc. notes, 144A, zero coupon to
 12/15/02, 10.875% thereafter, 12/15/07 .........................................     United States    1,500,000             911,250
 Sealy Mattress Corp., senior sub. notes, 144A, 9.875%, 12/15/07 ................     United States    1,000,000           1,027,500
                                                                                                                       -------------
                                                                                                                          15,394,142
                                                                                                                       -------------
 Containers & Packaging 2.0%
 Container Corp., senior notes, Series A, 11.25%, 5/01/04.........................    United States    3,500,000           3,876,250
 Plastic Containers, Inc., senior notes, 10.00%, 12/15/06 ........................    United States    1,000,000           1,060,000
 Radnor Holdings Corp., senior notes, 10.00%, 12/01/03............................    United States    5,000,000           5,212,500
                                                                                                                       -------------
                                                                                                                          10,148,750
                                                                                                                       -------------
 Energy 3.1%
 Clark R&M, Inc., senior sub. notes, 144A, 8.875%, 11/15/07 .....................     United States    5,000,000           5,062,500
 Dailey International, Inc.,senior sub. notes, 144A, 9.75%, 8/15/07 .............     United States    1,100,000           1,160,500
 Dawson Production Services, Inc., senior notes, 9.375%, 2/01/07 .................    United States    1,000,000           1,058,750
 Empire Gas Corp., units, senior secured notes, 7.00% coupon to
 7/15/99, 12.875% thereafter, 7/15/04 ............................................    United States    5,000,000           4,487,500
 Forcenergy, Inc., senior sub. notes, 9.50%, 11/01/06  ...........................    United States      800,000             852,000
 Mesa Operating Co., senior sub. notes, zero coupon to
7/01/01, 11.625% thereafter, 7/01/06 .............................................    United States    1,800,000           1,494,000
 Pogo Producing Co., senior sub. notes, Series B, 8.75%, 5/15/07 .................    United States    1,000,000           1,030,000
                                                                                                                       -------------
                                                                                                                          15,145,250
                                                                                                                       -------------
 Food & Beverage 4.2%
 Coca Cola Bottling Group Southwest, Inc., senior sub. notes, 9.00%, 11/15/03 ....    United States    3,000,000           3,090,000
 Curtice-Burns Food, Inc., senior sub. notes, 12.25%, 2/01/05 ....................    United States      700,000             775,250
 Doane Products Co., senior notes, 10.625%, 3/01/06  .............................    United States    3,000,000           3,195,000
 International Home Foods, Inc., senior sub. notes, 10.375%, 11/01/06  ...........    United States    1,600,000           1,764,000
 PMI Acquisition Corp., senior sub. notes, 10.25%, 9/01/03 .......................    United States    4,700,000           5,017,250
 RC/Arby's Corp., senior notes, 9.75%, 8/01/00 ...................................    United States    4,000,000           4,095,000
 Texas Bottling Group, Inc., senior sub. notes, 9.00%, 11/15/03 ..................    United States    3,000,000           3,075,000
                                                                                                                       -------------
                                                                                                                          21,011,500
                                                                                                                       -------------
 Food Retailing 2.0%
 Fleming Cos., Inc., senior sub. notes, 144A, 10.50%, 12/01/04 ...................    United States    2,000,000           2,105,000
 Fleming Cos., Inc., senior sub. notes, 144A, 10.625%, 7/31/07 ..................     United States    2,000,000           2,120,000
 Ralphs Grocery Co., senior notes, 10.45%, 6/15/04 ...............................    United States    3,750,000           4,218,750
 Shoppers Food Warehouse Corp., senior notes, 144A, 9.75%, 6/15/04 ...............    United States    1,500,000           1,537,500
                                                                                                                       -------------
                                                                                                                           9,981,250
                                                                                                                       -------------
 Forest & Paper Products 2.9%
 Bear Island Paper, senior notes, 144A, 10.00%, 12/01/07 ........................     United States    1,800,000           1,851,750
 Four M Corp., senior notes, Series B, 12.00%, 6/01/06 ...........................    United States    7,700,000           8,200,500
 S.D. Warren Co., senior sub. notes, Series B, 12.00%, 12/15/04 ..................    United States    2,300,000           2,564,500
 Tjiwi Kimia Finance Mauritius, senior unsecured notes,
144A, 10.00%, 8/01/04.............................................................      Mauritius      2,000,000           1,680,000
                                                                                                                       -------------
                                                                                                                          14,296,750
                                                                                                                       -------------
 Gaming & Leisure 4.5%
 Eldorado Resorts, L.L.C., senior sub. notes, 10.50%, 8/15/06 ....................    United States    1,000,000           1,100,000
 Players International, Inc., senior notes, 10.875%, 4/15/05 .....................    United States    2,900,000           3,132,000
 Rio Hotel & Casino, Inc., senior sub. notes, 10.625%, 7/15/05 ...................    United States    3,000,000           3,255,000

 Gaming & Leisure (cont.)
 Showboat, Inc., senior sub. notes, 13.00%, 8/01/09 ..............................    United States    7,500,000         $ 9,337,500
 Six Flags Theme Parks, senior sub. notes, zero coupon to 6/15/98,
12.25% thereafter, 6/15/05........................................................    United States    5,000,000           5,350,000
                                                                                                                       -------------
                                                                                                                          22,174,500
                                                                                                                       -------------
 Health Care Services 5.4%
 Abbey Healthcare Group, Inc., senior sub. notes, 9.50%, 11/01/02 ................    United States    7,770,000           8,168,213
 Mariner Health Group, Inc., senior sub. notes, 9.50%, 4/01/06 ...................    United States    5,500,000           5,720,000
 Maxxim Medical, Inc., senior sub. notes, 10.50%, 8/01/06  .......................    United States    2,000,000           2,185,000
 Tenet Healthcare Corp., senior notes, 9.625%, 9/01/02............................    United States      850,000             922,250
 Tenet Healthcare Corp., senior notes, 8.625%, 12/01/03...........................    United States    2,400,000           2,547,655
 Tenet Healthcare Corp., senior sub. notes, 10.125%, 3/01/05......................    United States    3,400,000           3,727,250
 Tenet Healthcare Corp., senior sub. notes, 8.625%, 1/15/07 .....................     United States    3,250,000           3,347,500
                                                                                                                       -------------
                                                                                                                          26,617,868
                                                                                                                       -------------
 Industrial Products 8.2%
 Allied Waste Industries, Inc., senior disc. notes,
 zero coupon to 6/01/02, 11.30% thereafter, 6/01/07 ..............................    United States   11,500,000           8,107,500
 Allied Waste Industries, Inc., senior sub. notes, 144A, 10.25%, 12/01/06 ........    United States    2,500,000           2,756,250
 American Standard Cos., Inc., senior sub. deb., zero coupon to
 6/01/98, 10.50% thereafter, 6/01/05 .............................................    United States    8,500,000           8,670,000
 Day International Group, senior sub. notes, 11.125%, 6/01/05 ....................    United States    1,000,000           1,085,000
 EASCO Corp., senior notes, Series B, 10.00%, 3/15/01 ............................    United States    6,500,000           6,662,500
 Exide Electronics Group, Inc., senior sub. notes, 11.50%, 3/15/06 ..............     United States    2,000,000           2,385,000
 Goss Graphic Systems, Inc., senior sub. notes, 12.00%, 10/15/06 .................    United States    3,200,000           3,632,000
 Intertek Finance, Plc., senior sub. notes, 10.25%, 11/01/06  ....................   United Kingdom    1,200,000           1,254,000
 Nortek, Inc., senior sub. notes, 9.875%, 3/01/04 ................................    United States    5,500,000           5,637,500
 Trench Electric & Trench, Inc., senior sub. deb., 144A, 10.25%, 12/15/07 .......        Canada          750,000             765,000
                                                                                                                       -------------
                                                                                                                          40,954,750
                                                                                                                       -------------
 Lodging 2.3%
 HMH Properties Corp., notes, Series B, 8.875%, 7/15/07 ..........................    United States    3,000,000           3,172,500
 John Q. Hammons Hotels, L.P., first mortgage, 8.875%, 2/15/04....................    United States    1,000,000           1,025,000
 John Q. Hammons Hotels, L.P., first mortgage, 9.75%, 10/01/05....................    United States    1,500,000           1,590,000
 Prime Hospitality Corp., senior sub. notes, Series B, 9.75%, 4/01/07 ...........     United States    3,000,000           3,195,000
 Red Roof Inns, Inc., senior notes, 9.625%, 12/15/03..............................    United States    2,310,000           2,385,075
                                                                                                                       -------------
                                                                                                                          11,367,575
                                                                                                                       -------------
 Media 5.7%
 American Media Operation, senior sub. notes, 11.625%, 11/15/04 ..................    United States    1,700,000           1,853,000
 Ascent Entertainment Group, Inc., senior disc. notes, 144A, zero coupon to 12/01/02, 11.875% thereafter,
 12/15/04.........................................................................    United States    3,000,000           1,732,500
 Fox Kids Worldwide, Inc., senior disc. notes, 144A,
zero coupon to 11/01/02, 10.25% thereafter, 11/01/07 .............................    United States   5,750,000            3,450,000
 Fox Kids Worldwide, Inc., senior notes, 144A, 9.25%, 11/01/07 ...................    United States    1,500,000           1,458,750
 Hollinger Publishing, senior sub. notes, 9.25%, 3/15/07 .........................    United States    4,500,000           4,747,500
 K-III Communications Corp., senior notes, 10.25%, 6/01/04 .......................    United States    2,500,000           2,687,500
 News America Holdings, Inc., deb., 8.625%, 2/07/14...............................      Australia      5,000,000 AUD       3,091,740
 Outdoor Systems, Inc., senior sub. notes, 8.875%, 6/15/07 ......................     United States    4,250,000           4,441,250
 Time Warner, Inc., deb., 9.125%, 1/15/13 ........................................    United States    1,500,000           1,795,269
 Turner Broadcasting Systems, Inc., senior deb., 8.40%, 2/01/24 ..................    United States    3,000,000           3,189,312
                                                                                                                       -------------
                                                                                                                          28,446,821
                                                                                                                       -------------
 Metals & Mining 3.1%
 AK Steel Holding Corp., senior notes, 9.125%, 12/15/06 .........................     United States    4,000,000           4,120,000
 Algoma Steel, Inc., first mortgage, 12.375%, 7/15/05 ............................       Canada        4,000,000           4,640,000
 LTV Corp., notes, 144A, 8.20%, 9/15/07 .........................................     United States    4,500,000           4,342,500
 Neenah Corp., senior sub. notes, Series B, 11.125%, 5/01/07 ....................     United States    1,000,000           1,097,500
 UCAR Global Enterprises, senior sub. notes, Series B, 12.00%, 1/15/05 ...........    United States    1,110,000           1,251,523
                                                                                                                       -------------
                                                                                                                          15,451,523
                                                                                                                       -------------
 Restaurants 1.6%
 Friendly Ice Cream Corp., senior notes, 10.50%, 12/01/07 .......................     United States    8,000,000           8,140,000
                                                                                                                       -------------
 Retail .8%
 Hollywood Entertainment Corp., senior sub. notes,
 Series B, 10.625%, 8/15/04.......................................................    United States    4,000,000         $ 3,940,000
                                                                                                                       -------------
 Technology & Information Systems 1.8%
 Amphenol Corp., senior sub. notes, 9.875%, 5/15/07 .............................     United States    1,000,000           1,065,000
 Borg-Warner Security Corp., senior sub. notes, 9.625%, 3/15/07 .................     United States    4,000,000           4,180,000
 Celestica International, Inc., senior sub. notes, 10.50%, 12/31/06 ..............    United States    1,150,000           1,213,250
 Decisionone Corp., senior sub. notes, 9.75%, 8/01/07 ...........................     United States    1,000,000           1,025,000
 Decisionone Holdings, units, zero coupon to 8/01/03,
 11.50% thereafter, 8/01/08.......................................................    United States    2,500,000           1,600,000
                                                                                                                       -------------
                                                                                                                           9,083,250
                                                                                                                       -------------
 Telecommunications 5.4%
 Hermes Europe Railtel BV, senior notes, 144A, 11.50%, 8/15/07 ...................     Netherlands     2,000,000           2,200,000
 Intelcom Group, Inc., senior disc. notes, zero coupon to
 5/01/01, 12.50% thereafter, 5/01/06 .............................................    United States    3,250,000           2,449,688
 Intermedia Communications, Inc., senior disc. notes,
zero coupon to 7/01/02, 11.25% thereafter, 7/15/07 ..............................     United States    5,000,000           3,587,500
 Netia Holdings, BV, notes, 144A, 10.25%, 11/01/07 ...............................        Poland       1,300,000           1,248,000
 Netia Holdings, BV, notes, 144A, zero coupon to 11/01/01,
11.25% thereafter, 11/01/07 ......................................................       Poland        2,000,000           1,140,000
 NEXTLINK Communications, Inc., senior notes, 9.625%, 10/01/07 ..................     United States    1,400,000           1,456,000
 Orion Network Systems, Inc., units, senior disc. notes, zero
coupon to 1/15/02, 12.50% thereafter, 1/15/07 ....................................    United States    1,500,000           1,121,250
 Poland Telecom Finance, units, 144A, 4.00%, 12/01/07............................         Poland       8,000,000           8,260,000
 Teleport Communications Group, Inc., senior disc. notes,
zero coupon to 7/01/01, 11.125% thereafter,
 7/01/07 .........................................................................    United States    6,500,000           5,313,750
                                                                                                                       -------------
                                                                                                                          26,776,188
                                                                                                                       -------------
 Textiles & Apparel 2.4%
 Clark-Schwebel, Inc., senior notes, Series B, 10.50%, 4/15/06 ..................     United States    5,500,000           6,022,500
 Pillowtex Corp., senior sub. notes, 144A, 9.00%, 12/15/07 ......................     United States    2,900,000           2,987,000
 Polysindo International Finance, notes, 9.375%, 7/30/07 .........................      Indonesia      4,250,000           3,070,625
                                                                                                                       -------------
                                                                                                                          12,080,125
                                                                                                                       -------------
 Transportation 4.1%
 Eletson Holdings, Inc., first mortgage notes, 9.25%, 11/15/03 ...................       Greece        1,600,000           1,644,000
 GS Superhighway Holdings, Ltd., senior notes, 144A, 10.25%, 8/15/07.............       Hong Kong      6,000,000           5,280,000
 Gearbulk Holding, Ltd., senior notes, 11.25%, 12/01/04 ..........................       Bermuda       4,500,000           4,961,250
 L-3 Communications Corp., senior sub. notes, 10.375%, 5/01/07 ..................     United States    3,500,000           3,815,000
 MRS Logistica, SA, notes, 144A, 10.625%, 8/15/05.................................       Brazil        5,000,000           4,525,000
                                                                                                                       -------------
                                                                                                                          20,225,250
                                                                                                                       -------------
 Utilities 1.3%
 AES Corp., senior sub. notes, 144A, 8.50%, 11/01/07 ............................     United States    1,000,000           1,005,000
 El Paso Electric Co., first mortgage, 8.90%, 2/01/06  ...........................    United States    2,500,000           2,765,625
 Midland Funding Corp. I, deb., Series C-94, 10.33%, 7/23/02......................    United States    2,366,375           2,556,904
 System Energy Resource, S.F., first mortgage, 11.375%, 9/01/16 ..................    United States        1,000               1,081
                                                                                                                       -------------
                                                                                                                           6,328,610
                                                                                                                       -------------
 Wireless Communication 12.2%
 Arch Communications Group, Inc., senior disc. notes,
 zero coupon to 3/15/01, 10.875% thereafter, 3/15/08..............................    United States    6,000,000           3,660,000
 Comcast Cellular, senior notes, Series B, 9.50%, 5/01/07 .......................     United States    3,000,000           3,142,500
 Dial Call Communications, units, senior disc. notes,
 zero coupon to 4/15/99, 12.25% thereafter, 4/15/04 ..............................    United States    4,000,000           3,830,000
 International Wireless Communications, Inc., senior disc. notes,
 zero coupon to 8/15/01, 14.00% thereafter  8/15/01...............................    United States    7,800,000           3,900,000
 McCaw International, Ltd., units, senior disc. notes,
 zero coupon to 4/15/02, 13.50%..................................................     United States    7,000,000           4,165,000
thereafter, 4/15/07...............................................................
 Millicom International Cellular, SA,
 senior disc. notes, 13.50%, 6/01/06 .............................................     Luxembourg      9,300,000           6,812,250
 Nextel Communications, Inc., senior disc. notes,
 144A, zero coupon to 9/15/02, 10.65%.............................................    United States    7,000,000           4,445,000
thereafter, 9/15/07
 Nextel Communications, Inc., senior disc. notes,
 144A, zero coupon to 10/31/02, 9.75%.............................................    United States    3,000,000           1,845,000
 thereafter, 10/31/07
 Paging Network, Inc., senior sub. notes, 10.125%, 8/01/07 ......................     United States    4,700,000           4,911,500
 Paging Network, Inc., senior sub. notes, 10.00%, 10/15/08........................    United States    4,500,000           4,685,625
 Rogers Cantel Mobile Communications, Inc., deb., 9.75%, 6/01/16 .................       Canada        3,000,000           3,217,500

 Wireless Communication (cont.)
 Sprint Spectrum, L.P., senior disc. notes, zero coupon to 8/15/01,
 12.50% thereafter, 8/15/06 .....................................................     United States   10,000,000         $ 7,825,000
 Sygnet Wireless, Inc., senior notes, 11.50%, 10/01/06  ..........................    United States    7,500,000           8,081,250
                                                                                                                       -------------
                                                                                                                          60,520,625
                                                                                                                       -------------
 Total Bonds (Cost $434,246,371) .................................................                                       455,134,755
                                                                                                                       -------------
 Total Long Term Investments (Cost $442,926,134) .................................                                       463,898,330
                                                                                                                       -------------
fRepurchase Agreement 4.9%
 Joint Repurchase Agreement, 6.285%, 1/02/98 (Maturity Value $24,275,586).........    United States   24,267,113          24,267,113
                                                                                                                       -------------
(Cost $24,267,113)
  BancAmerica Robertson Stephens (Maturity Value $743,749)
  Barclays Capital Group, Inc. (Maturity Value $2,232,284)
  BT Alex Brown, Inc., (Maturity Value $2,101,910)
  Chase Securities, Inc., (Maturity Value $2,232,284)
  CIBC Wood Gundy Securities Corp., (Maturity Value $2,232,284)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc., (Maturity Value $2,232,284)
  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $2,232,284)
  Dresdne Kleinwort Benson, North America, L.L.C., (Maturity Value $2,232,284)
  Greenwich Capital Markets, Inc., (Maturity Value $1,339,371)
  Paribas Corp., (Maturity Value $2,232,284)
  SBC Warburg, Inc. (Maturity Value $2,232,284)
  SBC Warburg Dillon Read, Inc. (Maturity Value $2,232,284)
   Collaterized by U.S. Treasury Bills & Notes
 Total Investments (Cost $467,193,247) 98.4% .....................................                                       488,165,443
 Other Assets, less Liabilities 1.6% .............................................                                         7,870,389
                                                                                                                       -------------
 Net Assets 100.0% ..............................................................                                       $496,035,832
                                                                                                                       =============

See currency abbreviations on page 147.

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                           SHARES/
  Income Securities Fund                                                                                  WARRANTS          VALUE
    Common Stocks and Warrants 36.3%
    Apparel & Textiles .3%
  a,cBibb Co..........................................................................................      419,424      $ 3,512,676
                                                                                                                       -------------
    Automotive .2%
  General Motors Corp. ...............................................................................        40,000       2,425,000
                                                                                                                       -------------
    Computer & Technology .2%
  a Anacomp, Inc......................................................................................      190,223        2,972,234
                                                                                                                       -------------
    Consumer Products 2.1%
    Phillip Morris Cos., Inc. ........................................................................       600,000      27,187,500
    RJR Nabisco Holdings Corp. .......................................................................        60,000       2,250,000
                                                                                                                       -------------
                                                                                                                          29,437,500
                                                                                                                       -------------
    Energy 3.3%
    Athabasca Oil Sands Trust (Canada)                                                                       576,500       9,863,493
    Atlantic Richfield Co. ...........................................................................        60,000       4,807,500
    Canadian Oil Sands Trust - Units, 144A (Canada) ..................................................       500,000       9,446,835
    Energy Group, Plc., Sponsored ADR ................................................................        47,500       2,119,688
    Pioneer Natural Resources Co. ....................................................................       302,226       8,745,665
  aSanta Fe Energy Resources, Inc. ...................................................................       279,642       3,145,973
    Snyder Oil Corp. .................................................................................       61,087        1,114,838
    Texaco Inc. ......................................................................................       60,000        3,262,500
    Ultramar Diamond Shamrock Corp. ..................................................................       125,000       3,984,375
                                                                                                                       -------------
                                                                                                                          46,490,867
                                                                                                                       -------------
    Metals 1.0%
    Anglo American Platinum Corp., Ltd., ADR .........................................................       223,161       2,980,672
    Driefontein Consolidated, Ltd., Sponsored ADR ....................................................       185,200       1,226,950
    Free State Consolidated Gold Mines, Ltd., ADR ....................................................       500,000       2,218,750
    Freeport-McMoRan Copper & Gold, Inc., Class A ....................................................       110,000       1,684,375
    Impala Platinum Holdings, Ltd., ADR ..............................................................       216,500       2,068,679
    St. Helena Gold Mines, Ltd., ADR .................................................................        19,000          47,500
    Vaal Reefs Exploration & Mining Co., Ltd., ADR ...................................................       400,000       1,537,520
    Western Deep Levels, Ltd., ADR ...................................................................       150,000       2,793,750
                                                                                                                       -------------
                                                                                                                          14,558,196
                                                                                                                       -------------
    Real Estate Investment Trusts 2.1%
    Equity Residential Properties Trust ..............................................................       150,000       7,584,375
    FelCor Suite Hotels, Inc. ........................................................................       275,000       9,762,500
    Gables Residential Trust .........................................................................       150,000       4,143,750
    Meditrust Cos. ...................................................................................      120,160        4,400,860
    Simon DeBartolo Group, Inc. ......................................................................       102,900       3,363,544
                                                                                                                       -------------
                                                                                                                          29,255,029
                                                                                                                       -------------
    Telecommunications 1.2%
    U S WEST Communications Group ....................................................................       360,000      16,245,000
                                                                                                                       -------------
    Utilities 25.9%
    American Electric Power Co. ......................................................................       390,000      20,133,750
    Central & South West Corp. .......................................................................       670,000      18,131,875
    CINergy Corp. ....................................................................................      511,000       19,609,625
    Delmarva Power & Light Co. .......................................................................       500,000      11,531,250
    Dominion Resources, Inc. .........................................................................       385,000      16,386,563
    Edison International..............................................................................       610,000      16,584,375
    Enova Corp. ......................................................................................       525,000      14,207,813
    Entergy Corp. ....................................................................................       570,000      17,064,375
    FirstEnergy Corp. ................................................................................       385,000      11,165,000
    Florida Progress Corp. ...........................................................................       422,300      16,575,275
    FPL Group, Inc...................................................................................        240,000      14,205,000
    GPU, Inc.........................................................................................        320,000      13,480,000
    Hawaiian Electric Industries, Inc. ...............................................................       142,000       5,804,250

    Utilities (cont.)
    Houston Industries, Inc. .........................................................................       315,000     $ 8,406,563
    Long Island Lighting Co. .........................................................................       400,000      12,050,000
    MidAmerican Energy Holdings Co. ..................................................................       291,700       6,417,400
    Nevada Power Co. .................................................................................       175,000       4,648,438
    New Century Energies, Inc. .......................................................................       380,000      18,216,250
    New England Electric System ......................................................................       330,000      14,107,500
    New York State Electric & Gas Corp. .............................................................        200,000       7,100,000
    Northern States Power Co. ........................................................................       105,000       6,116,250
    PacifiCorp ......................................................................................        120,000       3,270,000
    PECO Energy Co...................................................................................        400,000       9,700,000
    PG&E Corp. ......................................................................................        610,000      18,566,875
    Potomac Electric Power Co. .......................................................................       300,000       7,743,750
    Public Service Enterprise Group, Inc. ............................................................       395,000      12,516,563
    SCANA Corp. ......................................................................................       150,000       4,490,625
    Southern Co. .....................................................................................       480,000      12,420,000
    Texas Utilities Co. ..............................................................................       370,000      15,378,125
    Western Resources, Inc. ..........................................................................       210,000       9,030,000
                                                                                                                       -------------
                                                                                                                         365,057,490
                                                                                                                       -------------
    Miscellaneous Securities..........................................................................                       316,981
                                                                                                                       -------------
    Total Common Stocks and Warrants (Cost $401,963,996) .............................................                   510,270,973
                                                                                                                       -------------
    Preferred Stocks .6%
    Consumer Products .1%
    Pantry Pride, Inc., $14.875 pfd., Series B .......................................................        11,000       1,104,125
                                                                                                                       -------------
    Media & Broadcasting .2%
    Time Warner, Inc., 10.25% pfd., Series M .........................................................         2,852       3,208,796
                                                                                                                       -------------

    Paper & Forest Products .3%
    Asia Pulp & Paper Co., Ltd., 12.00% pfd., Class A ................................................     5,000,000       4,312,500
                                                                                                                       -------------

    Total Preferred Stocks (Cost $9,037,531) .........................................................                     8,625,421
                                                                                                                       -------------

    Convertible Preferred Stocks 8.6%
    Cable Systems .8%
    Cablevision Systems Corp., 8.50% cvt. pfd., Series I .............................................       265,000      10,202,500
                                                                                                                       -------------

    Energy 3.0%
    Devon Financing Trust, $3.25 cvt. pfd., 144A .....................................................        60,000       4,410,000
    Enron Corp., 6.25% cvt. pfd. .....................................................................       330,000       6,806,250
    EVI, Inc., 5.00% cvt. pfd., 144A .................................................................        80,000       3,640,000
    Lomak Petroleum, Inc., 5.75% cvt. pfd., 144A .....................................................        65,000       3,103,750
    McDermott International, Inc., $2.875 cvt. pfd., Series C, 144A ..................................       235,000      12,807,500
    Nuevo Energy Co., 5.75% cvt. pfd., Series A ......................................................       116,000       5,684,000
    Occidental Petroleum Corp., $3.875 cvt. pfd., 144A ...............................................        75,000       4,828,125
    Patina Oil & Gas Corp., 7.125% cvt. pfd. .........................................................        39,525       1,146,225
                                                                                                                       -------------
                                                                                                                          42,425,850
                                                                                                                       -------------
    Lodging .4%
    Host Marriott Financial Trust, 6.75% cvt. pfd., 144A .............................................       100,000       6,062,500
                                                                                                                       -------------
    Metals 1.5%
    Amax Gold, Inc., $3.75 cvt. pfd., Series B .......................................................       150,000       5,400,000
    Armco, Inc., $3.625 cum. cvt. pfd., Series A .....................................................        65,000       3,038,750
    Battle Mountain Gold Co., $3.25 cvt. pfd. ........................................................        66,300       2,983,500
    Coeur D' Alene Mines Corp., 7.00% cvt. pfd. ......................................................       135,000       1,636,875
    Cyprus Amax Minerals Co., $4.00 cvt. pfd., Series A ..............................................        55,000       2,612,500
    Freeport-McMoRan Copper & Gold, Inc., $1.25 cum. cvt. pfd.  ......................................       108,800       2,611,200
    Hecla Mining Co., $3.50 cvt. pfd., Series B ......................................................        70,000       3,272,500
                                                                                                                       -------------
                                                                                                                          21,555,325
                                                                                                                       -------------

    Real Estate Investment Trusts 1.5%
    Security Capital Industrial Trust, 7.00% cvt. pfd. ...............................................       135,000     $ 4,303,125
    Security Capital Pacific Trust, $1.75 cvt. pfd., Series A ........................................       400,000      13,100,000
    Vornado Realty Trust, 6.50% cvt. pfd., Series A ..................................................        60,000       3,960,000
                                                                                                                       -------------
                                                                                                                          21,363,125
                                                                                                                       -------------
    Telecommunications .7%
    Nortel Inversora, SA, 10.00% cvt. pfd. (Argentina) ...............................................       150,000       9,515,625
                                                                                                                       -------------
    Utility .7%
  c CMS Energy Corp., 7.75% quarterly cvt. pfd. ......................................................       160,000      10,367,730
                                                                                                                       -------------
    Total Convertible Preferred Stocks (Cost $109,036,746)                                                               121,492,655
                                                                                                                       -------------
    Partnership Units .1%
    BP Prudhoe Bay Royalty Trust (Cost $1,340,750)                                                            50,000         803,125
                                                                                                                       -------------

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT
    Corporate Bonds 22.5%
    Apparel & Textiles 1.8%
    Consoltex Group, Inc., senior sub. notes, Series B, 11.00%, 10/01/03 .............................   $10,000,000      10,600,000
    Hartmarx Corp., senior sub. notes, 10.875%, 1/15/02 ..............................................     8,300,000       8,590,500
    Polysindo International Finance Corp., secured notes, 11.375%, 6/15/06 ...........................     1,000,000         822,500
    The William Carter Co., senior sub. notes, Series A, 10.375%, 12/01/06 ...........................       500,000         527,500
    WestPoint Stevens, Inc., senior sub. deb., 9.375%, 12/15/05 ......................................     5,000,000       5,250,000
                                                                                                                       -------------
                                                                                                                          25,790,500
                                                                                                                       -------------
    Automotive .5%
    Collins & Aikman Corp., senior sub. notes, 11.50%, 4/15/06 .......................................     4,000,000       4,520,000
    Exide Corp., senior notes, 10.75%, 12/15/02 ......................................................       400,000         423,480
  a,bHarvard Industries, Inc., senior notes, 11.125%, 8/01/05 ........................................     5,000,000       1,650,000
                                                                                                                       -------------
                                                                                                                           6,593,480
                                                                                                                       -------------
    Building Products .7%
    Inter-City Products Corp., senior notes, 9.75%, 3/01/00 ..........................................     9,250,000       9,481,250
                                                                                                                       -------------
    Cable Systems 1.6%
    Cablevision Systems Corp., senior sub. deb., 9.875%, 4/01/23 .....................................     4,000,000       4,420,000
    Continental Cablevision, Inc., senior deb., 9.50%, 8/01/13 .......................................     8,000,000       9,544,624
    Helicon Group L.P. Corp., S.F., senior secured notes, Series B, 11.00%, 11/01/03 .................     7,300,000       7,884,000
                                                                                                                       -------------
                                                                                                                          21,848,624
                                                                                                                       -------------
    Chemicals 1.0%
    Applied Extrusion Technologies, Inc., senior notes, Series B, 11.50%, 4/01/02 ....................     8,000,000       8,560,000
    Uniroyal Chemical Co. Investors, senior notes, 10.50%, 5/01/02 ...................................       725,000         793,875
    Uniroyal Chemical Co. Investors, senior sub. notes, 11.00%, 5/01/03 ..............................     4,150,000       4,440,500
                                                                                                                       -------------
                                                                                                                          13,794,375
                                                                                                                       -------------
    Computer & Technology .6%
    Anacomp, Inc., senior sub. notes, Series B, 10.875%, 4/01/04 .....................................     6,000,000       6,270,000
    Maxtor Corp., S.F., sub. deb., 5.75%, 3/01/12 ....................................................     1,500,000       1,057,500
                                                                                                                       -------------
                                                                                                                           7,327,500
                                                                                                                       -------------
    Consumer Products 1.5%
    E&S Holdings Corp., senior sub. notes, Series B, 10.375%, 10/01/06 ...............................     2,750,000       2,530,000
    Playtex Family Products Corp., senior sub. notes, 9.00%, 12/15/03................................      8,000,000       8,170,000
    Revlon Consumer Product Corp., senior sub. notes, Series B, 10.50%, 2/15/03 ......................     5,000,000       5,275,000
    RJR Nabisco, Inc., notes, 9.25%, 8/15/13 .........................................................     5,000,000       5,731,695
                                                                                                                       -------------
                                                                                                                          21,706,695
                                                                                                                       -------------
    Containers & Packaging .5%
    Calmar, Inc., senior sub. notes, Series B, 11.50%, 8/15/05 .......................................     2,450,000       2,609,250
    Packaging Resources, Inc., senior notes, 11.625%, 5/01/03 ........................................     2,000,000       2,090,000
    Containers & Packaging (cont.)
    Printpack, Inc., senior sub. notes, Series B, 10.625%, 8/15/06 ...................................   $ 1,000,000     $ 1,065,000
    U.S. Can Corp., senior sub. notes, 10.125%, 10/15/06 .............................................       300,000         319,500
                                                                                                                       -------------
                                                                                                                           6,083,750
                                                                                                                       -------------
    Energy 1.0%
    Bellwether Exploration Co., senior sub. notes, 10.875%, 4/01/07 ..................................     1,000,000       1,097,500
    Gerrity Oil & Gas Corp., senior sub. notes, 11.75%, 7/15/04 ......................................     9,835,000      10,670,975
    Mesa Operating Co., senior sub. notes, 10.625%, 7/01/06 ..........................................     1,000,000       1,175,000
    Plains Resources, Inc., senior sub. notes, Series B, 10.25%, 3/15/06 .............................     1,000,000       1,082,500
                                                                                                                       -------------
                                                                                                                          14,025,975
                                                                                                                       -------------
    Entertainment .1%
    AMF Bowling Worldwide, Inc., senior sub. notes, Series B, 10.875%, 3/15/06 .......................       650,000         715,000
                                                                                                                       -------------
    Financial Services
    First Nationwide Escrow, senior sub. notes, 10.625%, 10/01/03 ....................................       500,000         562,500
                                                                                                                       -------------
    Food & Beverages 2.3%
    Curtice-Burns Food, Inc., senior sub. notes, 12.25%, 2/01/05 .....................................     5,000,000       5,537,500
    Del Monte Corp., senior sub. notes, Series B, 12.25%, 4/15/07 ....................................     4,000,000       4,530,000
    Doane Products Co., senior notes, 10.625%, 3/01/06 ...............................................     3,000,000       3,195,000
    International Home Foods, Inc., senior sub. notes, 10.375%, 11/01/06 .............................     4,100,000       4,520,250
    PMI Acquisition Corp., senior sub. notes, 10.25%, 9/01/03 ........................................     6,350,000       6,778,625
    Specialty Foods Corp., senior sub. notes, Series B, 11.25%, 8/15/03 ..............................     4,000,000       3,760,000
    Specialty Foods Corp., senior unsecured notes, Series B, 10.25%, 8/15/01 .........................     4,000,000       3,980,000
                                                                                                                       -------------
                                                                                                                          32,301,375
                                                                                                                       -------------
    Food Chains 2.0%
    Americold Corp., senior sub. notes, 12.875%, 5/01/08 .............................................     1,000,000       1,275,000
    Americold Corp., S.F., first mortgage, Series B, 11.50%, 3/01/05 .................................     9,000,000       9,652,500
    Bruno's, Inc., senior sub. notes, 10.50%, 8/01/05 ................................................     7,000,000       2,485,000
    Grand Union Co., senior notes, 12.00%, 9/01/04 ...................................................     7,000,000       3,780,000
    Ralphs Grocery Co., senior sub. notes, 11.00%, 6/15/05 ...........................................    10,000,000      11,425,000
                                                                                                                       -------------
                                                                                                                          28,617,500
                                                                                                                       -------------
    Gaming & Leisure 1.7%
    Aztar Corp., senior sub. notes, 11.00%, 10/01/02 .................................................     9,000,000       9,337,500
    Eldorado Resorts, L.L.C., senior sub. notes, 10.50%, 8/15/06 .....................................       500,000         550,000
    Harveys Casinos Resorts, senior sub. notes, 10.625%, 6/01/06 .....................................     2,200,000       2,398,000
    Rio Hotel & Casino, Inc., senior sub. notes, 10.625%, 7/15/05 ....................................     8,000,000       8,680,000
    Venetian Casino Resort, L.L.C., mortgage notes, 144A, 12.25%, 11/15/04 ...........................     3,000,000       3,011,250
                                                                                                                       -------------
                                                                                                                          23,976,750
                                                                                                                       -------------
    Health Care Services .2%
    Dade International, Inc., senior sub. notes, Series B, 11.125%, 5/01/06 ..........................     3,000,000       3,315,000
                                                                                                                       -------------

    Industrial Products 1.3%
    Nortek, Inc., senior sub. notes, 9.875%, 3/01/04 .................................................     2,000,000       2,050,000
    RBX Corp., senior sub. notes, Series B, 11.25%, 10/15/05 .........................................    10,000,000       8,600,000
    RHI Holdings, Inc., S.F., senior sub. deb., 11.875%, 3/01/99 .....................................     3,677,000       3,667,808
    Thermadyne Holdings Corp., notes, 10.75%, 11/01/03 ...............................................     2,696,000       2,871,240
    Thermadyne Holdings Corp., senior notes, 10.25%, 5/01/02 .........................................       246,000         254,610
    Trench Electric & Trench Inc., senior sub. deb., 144A, 10.25%, 12/15/07 ..........................     1,350,000       1,377,000
                                                                                                                       -------------
                                                                                                                          18,820,658
                                                                                                                       -------------
    Media & Broadcasting .2%
    Benedek Broadcasting Corp., senior notes, 11.875%, 3/01/05 .......................................     2,000,000       2,250,000
                                                                                                                       -------------

    Metals 1.0%
    Jorgensen, Earle M. Co., senior notes, 10.75%, 3/01/00 ...........................................     7,000,000       7,157,500
    Republic Engineered Steel, first mortgage, 9.875%, 12/15/01 ......................................     6,000,000       5,790,000
    UCAR Global Enterprises, senior sub. notes, Series B, 12.00%, 1/15/05 ............................       815,000         918,913
                                                                                                                       -------------
                                                                                                                          13,866,413
                                                                                                                       -------------
    Paper & Forest Products .9%
    Four M Corp., senior notes, Series B, 12.00%, 6/01/06 ............................................   $ 2,000,000     $ 2,130,000
    Riverwood International, senior sub. notes, 10.875%, 4/01/08 .....................................     6,000,000       5,805,000
    Tjiwi Kimia Finance Mauritius, senior unsecured notes, 144A, 10.00%, 8/01/04, (Mauritius) ........     6,000,000       5,040,000
                                                                                                                       -------------
                                                                                                                          12,975,000
                                                                                                                       -------------
    Pharmaceuticals .2%
    ICN Pharmaceuticals, Inc., senior notes, Series B, 9.25%, 8/15/05 ................................     3,000,000       3,195,000
                                                                                                                       -------------
    Telecommunications .6%
    CommNet Cellular, Inc., sub. notes, 11.25%, 7/01/05..............................................      5,000,000       5,750,000
    Paging Network, Inc., senior sub. notes, 10.125%, 8/01/07 ........................................     3,000,000       3,135,000
                                                                                                                       -------------
                                                                                                                           8,885,000
                                                                                                                       -------------
    Utilities 2.8%
    ESCOM, E168, utility deb., 11.00%, 6/01/08, (South Africa) .......................................   195,782,500      33,902,376
    Midland Funding Corp. I, deb., S.F., Series C-94, 10.33%, 7/23/02 ................................     3,380,535       3,652,720
    Texas New Mexico Power, secured deb., 10.75%, 9/15/03 ............................................     2,000,000       2,185,812
                                                                                                                       -------------
                                                                                                                          39,740,908
                                                                                                                       -------------
     Total Corporate Bonds (Cost $312,055,023) .......................................................                   315,873,253
                                                                                                                       -------------
    Convertible Corporate Bonds 5.0%
    Automotive .2%
    Exide Corp., cvt. senior sub. notes, 144A, 2.90%, 12/15/05 .......................................     4,000,000       2,680,000
                                                                                                                       -------------
    Biotechnology .1%
    Centocor, Inc., Eurobonds, cvt. sub. deb., 6.75%, 10/16/01 .......................................     2,000,000       1,960,000
                                                                                                                       -------------
    Computer & Technology .6%
    Acclaim Entertainment, Inc., cvt. sub. notes, 10.00%, 3/01/02 ....................................    11,000,000       9,075,000
                                                                                                                       -------------
    Electrical Equipment .7%
    Trans-Lux Corp., cvt. sub. notes, 7.50%, 12/01/06 ................................................     8,000,000       9,800,000
                                                                                                                       -------------
    Energy 1.0%
    Oryx Energy Co., S.F., cvt. sub. deb., 7.50%, 5/15/14 ............................................     9,000,000       9,225,000
    Swift Energy Co., cvt. sub. notes, 6.25%, 11/15/06 ...............................................     5,000,000       4,956,250
                                                                                                                       -------------
                                                                                                                          14,181,250
                                                                                                                       -------------
    Health Care Services .7%
    Continucare Corp., cvt. sub notes, 144A, 8.00%, 10/31/02 .........................................     9,500,000       8,787,500
    Medical Care International, Inc., S.F., cvt. sub. deb., 144A, 6.75%, 10/01/06 ....................     1,000,000         930,000
                                                                                                                       -------------
                                                                                                                           9,717,500
                                                                                                                       -------------
    Metals 1.0%
    Ashanti Capital, Ltd., cvt. notes, 5.50%, 3/15/03 ................................................     5,000,000       3,737,500
    Coeur D'Alene Mines Corp., Eurobonds, cvt. sub. deb., 6.00%, 6/10/02 .............................       100,000          73,000
    Coeur D'Alene Mines Corp., cvt. sub. deb., 6.375%, 1/31/04 .......................................     6,000,000       4,702,500
    FMC Corp., Eurobonds, cvt. senior sub. deb., 6.75%, 1/16/05 ......................................     1,800,000       1,683,000
    Homestake Mining Co., cvt. sub. deb., 144A, 5.50%, 6/23/00 .......................................     4,000,000       3,750,000
                                                                                                                       -------------
                                                                                                                          13,946,000
                                                                                                                       -------------
    Pollution Control .2%
    Air & Water Technology Corp., S.F., cvt. sub. deb., 8.00%, 5/15/15 ...............................     3,610,000       2,973,738
                                                                                                                       -------------
    Real Estate Investment Trust .4%
    Macerich Co., cvt. sub. deb., 144A, 7.25%, 12/15/02 ..............................................     5,500,000       5,417,500
                                                                                                                       -------------
    Retail .1%
    Drug Emporium, Inc., S.F., cvt. sub. deb., 7.75%, 10/01/14 .......................................     1,180,000       1,036,925
                                                                                                                       -------------
    Total Convertible Corporate Bonds (Cost $72,557,735) .............................................                    70,787,913
                                                                                                                       -------------
    Zero Coupon/Step-up Bonds 2.8%
    AMF Bowling Worldwide, Inc., senior sub. disc. notes,
     Series B, zero coupon to 3/15/01, 12.25% thereafter, 3/15/06.....................................     2,438,000       1,929,068
    APP Finance (VI) Mauritius Ltd., cvt., 144A, 0.00%, 11/18/12 .....................................    11,500,000       2,357,500
    Food 4 Less, Inc., senior disc. deb., zero coupon to 6/15/00,
     13.625% thereafter, 7/15/05......................................................................    10,000,000       8,750,000
    Marcus Cable Holding Co., senior disc. notes,
     zero coupon to 6/15/00, 14.25% thereafter, 12/15/05 ............................................    $14,000,000    $ 12,180,000
    Mesa Operating Co., senior sub. notes,
     zero coupon to 7/01/01, 11.625% thereafter, 7/01/06 .............................................     1,300,000       1,079,000
    Revlon Worldwide Corp., senior secured disc. notes,
     Series B, 0.00%, 3/15/98 ........................................................................     8,000,000       7,918,200
    Revlon Worldwide Corp., senior disc. notes,
     zero coupon to 3/15/00, 10.75% thereater, 3/15/01 ..............................................      6,000,000       4,170,000
    Uniroyal Chemical Co. Investors, disc. notes,
     zero coupon to 5/01/98, 12.00% thereafter, 5/01/05 ..............................................     1,500,000       1,470,000
                                                                                                                       -------------
    Total Zero Coupon/Step-up Bonds (Cost $35,806,963) ...............................................                    39,853,768
                                                                                                                       -------------
    U.S. Government Securities 9.1%
    U.S. Treasury Bonds, 6.00% - 7.125%, 2/15/23 - 2/15/26 ...........................................   111,000,000     116,480,997
    U.S. Treasury Notes, 6.375%, 8/15/02 .............................................................    11,000,000      11,288,761
                                                                                                                       -------------
    Total U.S. Government Securities (Cost $117,769,483) .............................................                   127,769,758
                                                                                                                       -------------
    Foreign Government & Agency Securities 10.3%
    Republic of Argentina, Series L, 5.50%, 3/31/23 ..................................................   110,000,000      80,575,000
    Republic of Brazil,
    6.8125%, 1/01/01 .................................................................................     7,850,000       7,477,125
    6.875%, 4/15/06 ..................................................................................    15,680,000      13,504,400
    5.25%, 4/15/24 ...................................................................................    39,000,000      28,275,000
    Republic of South Africa, 12.00%, 2/28/05 (South Africa) .........................................    75,000,000      14,240,214
                                                                                                                       -------------
    Total Foreign Government & Agency Securities (Cost $114,051,959) .................................                   144,071,739
                                                                                                                       -------------
    Total Long Term Investments ( Cost $1,173,620,186) ...............................................                 1,339,548,605
                                                                                                                       -------------
  f Repurchase Agreement 3.6%
    Joint Repurchase Agreement, 6.285%, 1/02/98
 (Maturity Value $51,217,379) (Cost $51,199,502) .....................................................    51,199,502      51,199,502
                                                                                                                       -------------
     BancAmerica Robertson Stephens (Maturity Value $1,569,188)
     Barclays Capital Group, Inc., (Maturity Value $4,709,741)
     BT Alex Brown, Inc., (Maturity Value $4,434,676)
     Chase Securities, Inc., (Maturity Value $4,709,741)
     CIBC Wood Gundy Securities Corp., (Maturity Value $4,709,741)
     Deutsche Morgan Grenfell/C.J. Lawrence, Inc., (Maturity Value $4,709,741)
     Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $4,709,741)
     Dresdner Kleinwort Benson, North America, L.L.C., (Maturity Value $4,709,741)
     Greenwich Capital Markets, Inc., (Maturity Value $2,825,846)
     Paribas Corp., (Maturity Value $4,709,741)
     SBC Warburg Dillon Read, Inc. (Maturity Value $4,709,741)
     UBS Securities, L.L.C., (Maturity Value $4,709,741)
      Collateralized by U.S. Treasury Bills & Notes
    Total Investments (Cost $1,224,819,688) 98.9% ....................................................                 1,390,748,107
    Other Assets, less Liabilities 1.1% ..............................................................                    16,038,512
                                                                                                                       -------------
    Net Assets 100.0% ................................................................................                $1,406,786,619
                                                                                                                       =============

aNon-income producing.
bSee Note 7 regarding defaulted securities.
cSee Note 8 regarding restricted securities.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                           PRINCIPAL
 Money Market Fund                                                                                          AMOUNT          VALUE
 Certificates of Deposit 10.9%
  Bank of Montreal, Chicago Branch, 5.72%, 5/13/98 ...................................................   $ 5,000,000     $ 5,000,178
  Barclays Bank, Plc., New York Branch, 5.79%, 3/04/98 ...............................................     5,000,000       5,000,085
  Bayerische Vereinsbank, New York Branch, 5.78%, 5/14/98 ............................................     5,000,000       5,000,000
  Morgan Guaranty and Trust, New York Branch, 5.94%, 3/20/98 .........................................     5,000,000       5,000,000
  Societe Generale, New York Branch, 5.77%, 3/17/98 - 3/19/98 ........................................    15,000,000      15,000,000
  Swiss Bank Corp., New York Branch, 5.75%, 5/08/98 ..................................................     5,000,000       5,000,000
                                                                                                                       -------------
  Total Certificates of Deposit (Cost $40,000,263) ...................................................                    40,000,263
                                                                                                                       -------------
dCommercial Paper 76.0%
  Abbey National North America, 5.55% - 5.60%, 1/23/98 - 4/27/98 .....................................    15,000,000      14,876,361
  ABN-Amro North America Finance, Inc., 5.54%, 4/30/98 ...............................................     5,000,000       4,908,436
  Ameritech Corp., 5.52%, 1/22/98 ....................................................................    10,000,000       9,967,800
  Associates Corp. of North America, 5.55% - 5.60%, 1/14/98 - 1/15/98 ................................    15,000,000      14,968,306
  AT&T Corp., 5.50 - 5.58%, 1/05/98 - 5/18/98 ........................................................    15,000,000      14,887,714
  Canadian Wheat Board, 5.51% - 5.55%, 2/13/98 - 5/19/98 .............................................    15,000,000      14,827,811
  CIESCO, L.P., 5.60% - 5.75%, 1/13/98 - 1/29/98 .....................................................    10,000,000       9,968,306
  Coca-Cola Co., 5.49%, 1/21/98 ......................................................................    10,000,000       9,969,500
  Commonwealth Bank of Australia, 5.54%, 5/07/98 .....................................................     5,000,000       4,903,050
  Disney (Walt) Co., 5.60%, 4/21/98 - 4/23/98 ........................................................    15,000,000      14,741,000
  General Electric Capital Corp., 5.55% - 5.60%, 1/15/98 - 1/22/98 ...................................    15,000,000      14,962,084
  Generale Bank, Inc., 5.51% - 5.60%, 1/06/98 - 2/19/98 ..............................................    15,000,000      14,954,723
  Goldman Sachs Group, L.P., 5.65%, 2/09/98 - 2/20/98 ................................................    10,000,000       9,930,160
  Kingdom of Sweden, 5.54%, 2/24/98 ..................................................................    11,400,000      11,305,266
  Merrill Lynch & Co., Inc., 5.71%, 2/23/98 - 2/25/98 ................................................    10,000,000       9,914,350
  Metlife Funding, Inc., 5.58% - 5.66%, 1/07/98 - 2/17/98 ............................................    15,000,000      14,926,172
  Morgan Stanley Group, Inc., 5.51% - 5.59%, 1/06/98 -1/09/98 ........................................    15,000,000      14,984,548
  National Australian Funding, 5.595%, 1/20/98 .......................................................    10,000,000       9,970,471
  National Rural Utilities Cooperative Finance Corp., 5.66%, 3/02/98 .................................     5,000,000       4,952,833
  Province of British Columbia, 5.63%, 2/10/98 .......................................................    10,000,000       9,937,444
  Schering Corp., 5.65%, 2/24/98 .....................................................................     5,000,000       4,957,625
  Siemens Capital Corp., 5.57% - 5.59%, 6/15/98 - 6/25/98 ............................................    15,000,000      14,601,905
  Toyota Motor Credit Corp., 5.64%, 1/28/98 - 1/30/98 ................................................    15,000,000      14,934,200
  Wool International, 5.49% - 5.69%, 2/12/98 - 2/17/98 ...............................................    15,000,000      14,897,640
                                                                                                                       -------------
  Total Commercial Paper (Cost $279,247,705) .........................................................                   279,247,705
                                                                                                                       -------------
  Total Investments before Repurchase Agreements (Cost $319,247,968) .................................                   319,247,968
                                                                                                                       -------------
gRepurchase Agreements 13.2%
 BancAmerica Robertson Stephens, 5.40%, 1/02/98, (Maturity Value $8,467,540)
 Collateralized by U.S. Treasury Notes ...............................................................     8,465,000       8,465,000
 SBC Warburg Dillon Read, Inc., 6.50%, 1/02/98, (Maturity Value $20,007,222)
 Collateralized by U.S. Treasury Notes ...............................................................    20,000,000      20,000,000
 UBS Securities, L.L.C., 6.45%, 1/02/98, (Maturity Value $20,007,167)
 Collateralized by U.S. Treasury Notes ...............................................................    20,000,000      20,000,000
                                                                                                                       -------------
  Total Repurchase Agreements (Cost $48,465,000) .....................................................                    48,465,000
                                                                                                                       -------------
  Total Investments (Cost $367,712,968) 100.1%........................................................                   367,712,968
  Other Assets, less Liabilities (.1)%................................................................                     (263,829)
                                                                                                                       -------------
  Net Assets 100.0%...................................................................................                  $367,449,139
                                                                                                                       =============

dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
gSee Note 1(c) regarding repurchase agreements.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997


                                                                                                           SHARES/
                                                                                                          WARRANTS
 Mutual Discovery Securities Fund                                                         COUNTRY         & RIGHTS           VALUE
    Common Stocks, Warrants and Rights 79.2%
 Aerospace & Military Technology
 Raytheon Co., A ..................................................................     United States           637         $ 31,412
                                                                                                                       -------------
 Automobiles .4%
 General Motors Corp. .............................................................     United States        10,000          606,250
aMagneti Marelli SpA ..............................................................         Italy            77,300          130,698
                                                                                                                       -------------
                                                                                                                             736,948
                                                                                                                       -------------
 Banking 2.9%
aBanca Nazionale del Lavoro SpA, fgn. .............................................         Italy            32,000          497,456
aBanque Cantonale Vaudoise, fgn. ..................................................      Switzerland            600          204,837
 BG Bank AS, fgn. .................................................................        Denmark           20,500        1,379,252
aCredit National/Natexis ..........................................................        France            12,500          729,002
 Merita Ltd., A ..................................................................         Finland           55,500          303,512
aNordbanken Holding AB ............................................................        Sweden            94,000          531,568
 Pacific Bank N.A. ................................................................     United States        10,000          450,000
 Western Bancorp                                                                       United States       47,975          1,583,164
                                                                                                                       -------------
                                                                                                                           5,678,791
                                                                                                                       -------------
 Beverages & Tobacco 3.5%
 B.A.T. Industries Plc. ...........................................................   United Kingdom      103,710            944,475
 Diageo Plc. ......................................................................   United Kingdom      120,000          1,100,710
 Farmer Brothers Co. ..............................................................    United States        2,500            467,500
 Heineken Holding NV, A ...........................................................     Netherlands         3,125            480,852
 Philip Morris Cos. Inc............................................................    United States       37,000          1,676,563
 RJR Nabisco Holdings Corp. .......................................................    United States       50,000          1,875,000
aSeita ............................................................................        France           4,300            154,324
 Swedish Match AB ................................................................        Sweden           87,000            290,369
                                                                                                                       -------------
                                                                                                                           6,989,793
                                                                                                                       -------------
 Broadcasting & Publishing 7.0%
 Aamulehti Yhtymae OY, II .........................................................       Finland          16,500            551,090
 A-Pressen AS, A ..................................................................       Norway           20,600            453,898
 Comcast Corp., Special A .........................................................    United States        6,000            189,375
 Dow Jones & Co. Inc...............................................................    United States       39,500          2,120,656
 Dun & Bradstreet Corp. ...........................................................    United States        4,800            148,500
 John Fairfax Holdings Ltd. .......................................................      Australia        380,000            792,528
 Midland Independent Newspapers Plc. ..............................................   United Kingdom       50,000            173,269
 Mirror Group Plc. ................................................................   United Kingdom      240,000            774,537
aModern Times Group AB, fgn. ......................................................       Sweden           36,000            215,368
 NV Holdingsmij de Telegraaf ......................................................     Netherlands        53,800          1,013,567
 Pearson Plc. .....................................................................   United Kingdom       60,000            778,479
 Quebecor Inc......................................................................       Canada           70,000          1,258,878
 Shaw Brothers Hong Kong Ltd. .....................................................      Hong Kong        278,000            206,285
 Southam Inc.......................................................................       Canada           75,000          1,430,146
 United News & Media Plc. .........................................................   United Kingdom       42,377            478,140
aUS West Media Group ..............................................................    United States       97,500          2,815,313
aYoung Broadcasting Corp., A ......................................................    United States       10,000            387,500
                                                                                                                       -------------
                                                                                                                          13,787,529
                                                                                                                       -------------
 Building Materials & Components .3%
 Pilkington Plc. ..................................................................   United Kingdom      280,000            588,622
                                                                                                                       -------------
 Business & Public Services 2.7%
 Cie Generale Des Eaux ............................................................       France            3,500            488,494
 Esselte AB, A ....................................................................       Sweden           29,700            561,090
 Esselte AB, B ....................................................................       Sweden           10,000            202,773
 IFIL Finanziaria Partecipazioni SpA ..............................................        Italy           80,000            290,876
 Suez Lyonnaise des Eaux SA .......................................................       France           23,000          2,545,158

 Business & Public Services (cont.)
 Wheelabrator Technologies Inc. ...................................................    United States       30,000          $ 481,875
 Yorkshire Water Plc. .............................................................   United Kingdom       97,000            771,055
                                                                                                                       -------------
                                                                                                                           5,341,321
                                                                                                                       -------------
 Chemicals 2.8%
 Allied Colloids Group Plc. .......................................................   United Kingdom      290,000            797,776
aBush Boake Allen Inc. ............................................................    United States       55,000          1,440,312
 Chemfirst Inc ....................................................................    United States       15,000            423,750
aHolliday Chemical Holdings Plc. ..................................................   United Kingdom       24,000             90,264
 Inspec Group Plc. ................................................................   United Kingdom      140,000            541,486
 Laporte Plc. .....................................................................   United Kingdom       60,000            658,750
 Morton International Inc..........................................................    United States       15,000            515,625
 Olin Corp. .......................................................................    United States       15,000            703,125
 Yule Catto & Company Plc. ........................................................   United Kingdom       85,000            401,352
                                                                                                                       -------------
                                                                                                                           5,572,440
                                                                                                                       -------------
 Construction & Housing 1.1%
 Actividades de Construcciones y Servicio .........................................        Spain           16,500            399,639
a   Actividades de Construcciones y Servicio (ACS), rts. ..........................        Spain            4,194                110
 Grupo Acciona SA .................................................................        Spain            4,709            768,400
 Hollandsche Beton Groep NV .......................................................     Netherlands        15,420            286,703
 Martin Marietta Materials Inc.....................................................    United States        7,500            274,219
 Skanska AB, B ....................................................................       Sweden            9,000            368,959
                                                                                                                       -------------
                                                                                                                           2,098,030
                                                                                                                       -------------
 Data Processing & Reproduction .9%
aInso Corp. .......................................................................    United States       51,000            589,688
aNational Processing Inc...........................................................    United States       75,000            740,625
 Tecnost Mael SpA .................................................................        Italy          190,000            385,585
                                                                                                                       -------------
                                                                                                                           1,715,898
                                                                                                                       -------------
 Electrical & Electronics .5%
 Philips Electronics NV ...........................................................     Netherlands         7,000            419,796
 Philips Electronics NV ADR .......................................................     Netherlands         5,000            302,500
aWang Laboratories Inc., A ........................................................    United States       14,500            320,813
                                                                                                                       -------------
                                                                                                                           1,043,109
                                                                                                                       -------------
 Electronic Components & Instruments 1.1%
aAmphenol Corp., A ................................................................    United States       10,032            558,657
aDynatech Corp. ...................................................................    United States       15,000            703,125
aNBS Technologies Inc. ............................................................       Canada           57,100            120,269
 Spectra Physics AB, A ............................................................       Sweden           43,800            830,225
                                                                                                                       -------------
                                                                                                                           2,212,276
                                                                                                                       -------------
 Energy Equipment & Services 3.9%
 Bouygues Offshore SA, ADR ........................................................       France           37,000            804,750
 Cie Generale De Geophysique SA ...................................................       France            6,199            793,093
aCie Generale De Geophysique SA, ADR ..............................................       France           19,000            486,875
aISIS SA ..........................................................................       France            4,000            438,648
 Transocean Offshore Inc...........................................................    United States       18,000            867,375
aTrico Marine Services Inc.........................................................    United States       75,000          2,203,125
aUnited Meridian Corp. ............................................................    United States       15,000            421,875
aVeritas DGC Inc...................................................................    United States       46,000          1,817,000
                                                                                                                       -------------
                                                                                                                           7,832,741
                                                                                                                       -------------
 Energy Sources 2.4%
 Saga Petroleum AS, B .............................................................       Norway           89,000          1,351,593
 Shell Transport & Trading Co. Plc. ...............................................   United Kingdom       84,400            611,986

 Energy Sources (cont.)
 Societe Elf Aquitaine SA, ADR ....................................................       France           15,000          $ 879,375
 Societe Elf Aquitaine SA .........................................................       France           16,800          1,953,975
                                                                                                                       -------------
                                                                                                                           4,796,929
                                                                                                                       -------------
 Financial Services 5.3%
 Advanta Corp., B .................................................................    United States       40,000          1,015,000
 Axa SA ...........................................................................       France            1,000             77,378
 Bayonne Bancshares Inc. ..........................................................    United States       25,500            341,062
aCityscape Financial Corp. ........................................................    United States        8,000              4,000
aContinental Information Systems Inc. .............................................    United States       52,000            136,500
aDexia France.....................................................................        France            4,200            486,400
aEdinburg Dragon Trust Plc. .......................................................   United Kingdom       50,000             45,165
 Imperial Credit Commercial Mortgage Investment ...................................    United States       25,000            365,625
 Julius Baer Holdings AG ..........................................................     Switzerland           300            556,221
cLaser Mortgage Management Inc. ...................................................    United States      115,000          1,667,500
aLife Financial Corp. .............................................................    United States       20,000            252,500
 Long Island Bancorp Inc. .........................................................    United States        8,000            397,000
 Mercury Asset Management Group Plc. ..............................................   United Kingdom       13,500            376,035
 Morgan Stanley, Dean Witter Discover & Co. .......................................    United States        6,500            384,313
 Pargesa Holdings SA ..............................................................     Switzerland           500            615,742
 Pioneer Group Inc. ...............................................................    United States       17,500            492,188
aSecurity Capital Group, B ........................................................    United States       42,500          1,381,250
aSPS Transaction Services Inc. ....................................................    United States        8,000            180,500
 Trilon Financial Corporation .....................................................       Canada          210,000          1,689,934
                                                                                                                       -------------
                                                                                                                          10,464,313
                                                                                                                       -------------
 Food & Household Products 2.3%
 Cadbury Schweppes Plc. ...........................................................   United Kingdom       81,212            806,945
aMetsa Tissue OY ..................................................................       Finland          55,000            529,894
 Ralcorp Holdings Inc..............................................................    United States       50,000            846,875
 Scott's Restaurants Inc. .........................................................       Canada           45,000            157,447
aScott's Restaurants Inc., C ......................................................       Canada           70,000            251,041
 U.S. Industries Inc. .............................................................    United States       51,000          1,536,375
 Van Melle NV .....................................................................     Netherlands         5,800            414,766
                                                                                                                       -------------
                                                                                                                           4,543,343
                                                                                                                       -------------
 Forest Products & Paper .1%
 Fletcher Challenge Canada Ltd., A ................................................       Canada           10,000            136,454
                                                                                                                       -------------
 Health & Personal Care 4.1%
aApria Healthcare Group Inc. ......................................................    United States       90,000          1,209,375
aBeverly Enterprises Inc. .........................................................    United States       25,000            325,000
aFoundation Health Systems, A .....................................................    United States       24,160            540,580
aMid-Atlantic Medical Services Inc. ...............................................    United States        5,000             63,750
aOxford Health Plans Inc. .........................................................    United States       60,000            933,750
aParagon Health Networks Inc. .....................................................    United States       36,246            709,057
aPharMerica Inc. ..................................................................    United States       11,378            118,042
aSummit Care Corp. ................................................................    United States      113,500          1,858,563
aUnited Dental Care Inc. ..........................................................    United States       40,000            430,000
aVencor Inc. ......................................................................    United States       30,000            733,125
aVitalink Pharmacy Services Inc. ..................................................    United States       54,613          1,317,539
                                                                                                                       -------------
                                                                                                                           8,238,781
                                                                                                                       -------------
 Industrial Components 3.5%
 Charter Plc. .....................................................................   United Kingdom      131,612          1,615,753
 DT Industries Inc. ...............................................................    United States       75,000          2,550,000
 Kennametal Inc. ..................................................................    United States       30,000          1,554,375

 Industrial Components (cont.)
 Lucas Varity Plc. ................................................................   United Kingdom      250,000          $ 884,821
 Michelin SA, B ...................................................................        France           6,416            323,012
                                                                                                                       -------------
                                                                                                                           6,927,961
                                                                                                                       -------------
 Insurance 4.5%
aAlleghany Corp. ..................................................................    United States        1,020            290,445
 American General Corp. ...........................................................    United States        2,901            156,835
 Arthur J Gallagher Co. ...........................................................    United States       18,700            643,981
 Assurances Generales de France AGF ...............................................       France           35,000          1,854,532
 Citizens Corp. ...................................................................    United States       35,000          1,006,250
 Guardian Royal Exchange Plc. .....................................................   United Kingdom       85,000            453,702
 Koelnische Rueckversicherungs AG .................................................       Germany             258            236,631
 Pohjola Insurance Co. Ltd. .......................................................       Finland          10,000            370,697
 Pohjola Insurance Co. Ltd., A ....................................................       Finland           5,000            187,183
 PXRE Corp. .......................................................................    United States       24,100            799,819
 Reliable Life Insurance Co., A ...................................................    United States        2,000            227,000
 Royal & Sun Alliance Insurance Group Plc. ........................................   United Kingdom       90,866            910,331
 Sampo Insurance Co. Ltd., A ......................................................       Finland          22,000            726,712
 SCOR SA ..........................................................................       France            8,900            425,591
aTopdanmark AS ....................................................................       Denmark           1,828            346,824
 Twentieth Century Industries California ..........................................    United States        2,500             65,000
aUnion Assurances Federales SA ....................................................       France            2,283            299,671
                                                                                                                       -------------
                                                                                                                           9,001,204
                                                                                                                       -------------
 Leisure & Tourism .9%
 Gaylord Entertainment Co., A .....................................................    United States        8,333            266,135
 La Quinta Inns Inc. ..............................................................    United States       80,000          1,545,000
                                                                                                                       -------------
                                                                                                                           1,811,135
                                                                                                                       -------------
 Machinery & Engineering 3.3%
 Cardo AB.........................................................................        Sweden            9,000            234,638
 IMI Plc. .........................................................................   United Kingdom      110,000            732,575
aMunters AB .......................................................................       Sweden           25,000            215,683
 Partek AB ........................................................................       Finland          56,500            861,622
 Rauma OY .........................................................................       Finland          28,500            444,561
 Safety Kleen Corp. ...............................................................    United States      100,000          2,743,750
 Triplex Lloyd Plc. ...............................................................   United Kingdom       82,777            370,463
 TT Group Plc. ....................................................................   United Kingdom      190,000            862,814
                                                                                                                       -------------
                                                                                                                           6,466,106
                                                                                                                       -------------
 Merchandising 2.5%
aBJ's Wholesale Club Inc. .........................................................    United States       22,000            690,250
aDress Barn Inc. ..................................................................    United States       10,000            283,750
 FKI Plc. .........................................................................   United Kingdom       50,000            157,667
aFood Lion Inc. , B ...............................................................    United States       45,000            371,250
aFootstar Inc. ....................................................................    United States       20,000            537,500
aHomebase Inc. ....................................................................    United States       25,000            196,875
aNine West Group Inc. .............................................................    United States       75,000          1,945,313
 Vendome Luxury Group Plc. ........................................................   United Kingdom      100,000            781,763
                                                                                                                       -------------
                                                                                                                           4,964,368
                                                                                                                       -------------
 Metals & Mining .6%
aStillwater Mining Co. ............................................................    United States       64,900          1,087,075
aWHX Corp. ........................................................................    United States       16,000            190,000
                                                                                                                       -------------
                                                                                                                           1,277,075
                                                                                                                       -------------
 Miscellaneous Materials & Commodities .1%
 De Beers/Centenary Linked Units, ADR .............................................    South Africa        13,000            265,687
                                                                                                                       -------------

 Multi-Industry 12.5%
 Aker RGI ASA, A ..................................................................       Norway           39,500          $ 712,339
 Aker RGI ASA, B ..................................................................       Norway           71,940          1,170,549
 Bulten AB, B .....................................................................       Sweden           34,500            312,850
 CGIP-Compagnie Generale Industrie de Participation ...............................       France            3,561          1,278,019
 Cie Financiere Richemont AG, A ...................................................     Switzerland         1,035          1,125,885
 Custos AB, A.....................................................................        Sweden           68,900          1,483,885
 Custos AB, B.....................................................................        Sweden           41,540            878,943
 Empire Co. Ltd., A...............................................................        Canada            2,600             39,572
 Financiere Et Industrielle Gaz Et Eaux SA ........................................       France              484            208,687
 Gendis Inc. , A ..................................................................       Canada           62,300            926,402
aGTI Holding NV ...................................................................     Netherlands        28,000            701,502
 Harcourt General Inc. ............................................................    United States       15,000            821,250
 Hogg Robinson Plc. ...............................................................   United Kingdom       60,000            251,774
 Industrivarden AB, A .............................................................       Sweden            3,900            218,580
 Investor AB, A...................................................................        Sweden           13,000            633,635
 Investor AB, B ...................................................................       Sweden           35,000          1,705,941
 Invik & Co. AB, A................................................................        Sweden            1,500             67,066
 Invik & Co. AB, B................................................................        Sweden            5,500            245,910
 Kansas City Southern Industries Inc. .............................................    United States      170,000          5,397,500
 Kinnevik AB, B ...................................................................       Sweden           36,000            596,229
 Lagardere S.C.A. .................................................................       France           24,870            822,320
 Marine Wendel SA.................................................................        France            7,585            862,032
 Montaigne Participations et Gestion SA ...........................................       France              317            104,025
aMontedison SpA ...................................................................        Italy          650,000            582,759
 Sophus Berendsen AS, B ...........................................................       Denmark          12,350          2,036,734
 Ste Eurafrance ...................................................................       France              950            386,724
 Ste Generale de Belgique SA ......................................................       Belgium           8,300            759,413
 Tomkins Plc. .....................................................................   United Kingdom       90,977            424,344
                                                                                                                       -------------
                                                                                                                          24,754,869
                                                                                                                       -------------
 Real Estate 5.0%
 Ambassador Apartments Inc. .......................................................    United States       75,000          1,542,187
 Berkshire Realty Co. .............................................................    United States       64,800            777,600
aCastellum AB .....................................................................       Sweden           32,000            318,392
 First Union Real Estate Equity & Mtg. Investments, SBI ...........................    United States       80,000          1,300,000
aInsignia Financial Group Inc. ....................................................    United States       40,000            920,000
 LNR Property Corp. ..............................................................     United States       28,000            661,500
aLNR Property Corp., B ............................................................    United States       39,000            921,375
 Mark Centers Trust ..............................................................     United States       30,000            270,000
 Prime Group Realty Trust .........................................................    United States       50,000          1,012,500
cRE Acquisition LLC ...............................................................    United States      272,776            272,449
 SL Green Realty Corporation ......................................................    United States       20,000            518,750
 Ste des Immeubles De France ......................................................       France            4,059            243,466
 Tower Realty Trust Inc. ..........................................................    United States       50,000          1,231,250
                                                                                                                       -------------
                                                                                                                           9,989,469
                                                                                                                       -------------
 Recreation & Other Consumer Goods 1.0%
 EMI Group Plc. ...................................................................   United Kingdom      115,000            990,158
aScientific Games Holdings Corp ...................................................    United States       50,000          1,012,500
                                                                                                                       -------------
                                                                                                                           2,002,658
                                                                                                                       -------------
 Telecommunications 1.5%
aCellular Communications International Inc. .......................................    United States       20,000            935,000
aCS Wireless Inc. .................................................................    United States          309                  3
 Koninklijke Ptt Nederland NV .....................................................     Netherlands        31,000          1,293,418
 Telephone & Data Systems Inc. ....................................................    United States       15,000            696,292
                                                                                                                       -------------
                                                                                                                           2,924,713
                                                                                                                       -------------

 Transportation 2.2%
 Florida East Coast Industries Inc. ...............................................    United States        3,000          $ 288,375
aFritz Companies Inc. .............................................................    United States       20,000            278,750
cGolden Ocean Group Ltd., wts. ....................................................    United States          515              2,575
aLandstar System Inc. .............................................................    United States       20,000            527,500
 Railtrack Group Plc. .............................................................   United Kingdom      131,576          2,098,284
 Smit Internationale NV, fgn. .....................................................     Netherlands        10,200            276,675
 Tranz Rail Holdings Ltd. .........................................................     New Zealand        10,000             37,742
 Tranz Rail Holdings Ltd., ADR ....................................................     New Zealand        75,000            862,500
                                                                                                                       -------------
                                                                                                                           4,372,401
                                                                                                                       -------------
 Utilities - Electrical, Gas & Water .3%
aCitizens Utilities Co., B ........................................................    United States       70,000            673,750
                                                                                                                       -------------
 Total Common Stocks, Warrants and Rights (Cost $146,577,528) .....................                                      157,240,126
                                                                                                                       -------------
 Preferred Stocks .3%
 Gerdau SA, pfd. ..................................................................       Brazil        3,500,000             43,905
 Houghton Mifflin Co., 6.00%, conv., pfd. .........................................    United States       20,000            512,000
 North Atlantic Trading Company Inc. , 12.00%, pfd. ...............................    United States        5,291            142,857
                                                                                                                       -------------
 Total Preferred Stocks (Cost $771,946) ...........................................                                          698,762
                                                                                                                       -------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT*
 Bonds & Notes 2.3%
 American Communication Services, Inc. , senior disc. notes, zero coupon to 11/01/00, (original accretion
 rate 13.00%), 13.00% thereafter, 11/01/05 ........................................    United States      400,000            322,000
 Boston Chicken, 15.25%, 6/01/15 ..................................................    United States    1,250,000            189,062
 Computervision Corp., 11.375%, 8/15/99 ...........................................    United States      500,000            505,625
 Computervision Corporation, 8.00%, 12/1/09 .......................................    United States      350,000            323,750
 Consorcio G Grupo Dina, SA de CV, zero coupon, 11/15/02 ..........................       Mexico          100,000             90,500
 CS Wireless Systems, Inc. , senior disc. Notes,
 Series B, zero coupon to 3/01/01,
(original accretion rate 11.375%), 11.375% thereafter, 3/01/06                         United States    1,125,000            298,125
 Delco Remy International, 11.50%, 7/31/04 ........................................    United States      700,000            710,500
 Dow Corning Corp., 9.375%, 2/1/08 ................................................    United States      300,000            382,500
 Global Ocean Carriers Ltd., 10.25%, 7/15/07, 144A ................................    United States      150,000            144,000
 Globalstar LP, 10.75%, 11/1/04 ...................................................    United States      200,000            196,000
cGolden Ocean Group Ltd., 10.00%, 8/31/01 .........................................    United States      250,000            205,000
 North Atlantic Trading Company Inc. , 11.00%, 6/15/04 ............................    United States      100,000            104,250
 Olivetti International NV, 3.75%, conv., 12/31/99 ................................        Italy      680,000,000 ITL        426,682
aPeoples Choice TV Corp., senior disc. Notes, 13.125%, 6/01/04.....................    United States          500            180,000
 Sassco Fashions Ltd., 12.75%, 2/15/05, w/i .......................................    United States      119,414            124,788
 TFM, SA de CV, 10.25%, 6/15/07, 144A .............................................       Mexico          250,000            257,500
 TFM, SA de CV, zero coupon to 6/15/02,
 (original accretion rate 11.75%), 11.75%..........................................       Mexico          300,000            191,250
thereafter, 6/15/09
 Total Bonds & Notes (Cost $4,423,687) ............................................                                        4,651,532
                                                                                                                       -------------
 Bonds & Notes in Reorganization 1.1%
 Buenos Aires Embotelladora SA, bank claim ........................................    United States      890,634            623,444
 Eurotunnel Finance Ltd., Bank Claim:
 Tranche B ........................................................................   United Kingdom       50,000 XEU         28,566
 Tranche B ........................................................................   United Kingdom      860,000 GBP        748,588
 Ionica Plc., 15.00%, 5/01/07 .....................................................   United Kingdom      750,000            303,750
 Mercury Finance Co., Commercial Paper:
 3/17/47 ..........................................................................    United States       11,526              9,566
 4/11/47 ..........................................................................    United States        5,243              4,352
 4/18/47 ..........................................................................    United States       14,682             12,186
 4/22/47 ..........................................................................    United States        8,389              6,963
 4/24/47 ..........................................................................    United States       12,584             10,444

 Mercury Finance Co., Bank Claim, MTN:
 7.42%, 6/29/00 ...................................................................    United States      189,953          $ 157,661
 8.15%, 5/14/47 ...................................................................    United States      275,173            228,393
                                                                                                                       -------------
 Total Bonds & Notes in Reorganization (Cost $2,154,121) ..........................                                        2,133,913
                                                                                                                       -------------
 Total Long Term Investments (Cost $153,927,282) ..................................                                      164,724,333
                                                                                                                       -------------
dShort Term Investments 15.3%
 Federal Home Loan Bank, 5.37% to 5.48%,
 with maturities to 1/23/98 .......................................................    United States    3,400,000          3,395,605
 Federal Home Loan Mortgage Corp., 5.46% to 5.64%,
 with maturities to 2/13/98 .......................................................    United States    5,600,000          5,577,985
 Federal National Mortgage Assn., 5.355% to 5.650%,
 with maturities to 4/22/98 .......................................................    United States   21,500,000         21,336,534
                                                                                                                       -------------
 Total Short Term Investments (Cost $30,626,898) ..................................                                       30,310,124
                                                                                                                       -------------
 Total Investments (Cost $184,554,180) 98.2% ......................................                                      195,034,457
 Net Equity in Forward Contracts ..................................................                                        1,125,546
 Other Assets, less Liabilities 1.8% ..............................................                                        2,492,759
                                                                                                                       -------------
 Net Assets 100.0% ................................................................                                     $198,652,762
                                                                                                                       =============

See currency abbreviations on page 147.

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
c See Note 8 regarding restricted securities.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                           SHARES/
 Mutual Shares Securities Fund                                                           COUNTRY          WARRANTS          VALUE
 Common Stocks and Warrants 73.4%
 Aerospace & Military Technology 1.6%
 Boeing Co. .......................................................................    United States       33,450        $ 1,636,959
aHexcel Corp. .....................................................................    United States       42,000          1,047,375
 Lockheed Martin Corp. ............................................................    United States       25,000          2,462,500
 Northrop Grumman Corp. ...........................................................    United States        5,000            575,000
 Raytheon Co., A ..................................................................    United States       10,255            505,700
                                                                                                                       -------------
                                                                                                                           6,227,534
                                                                                                                       -------------
 Appliances & Household Durables .5%
 Black & Decker Corp. .............................................................    United States       50,000          1,953,125
                                                                                                                       -------------
 Automobiles 1.4%
 General Motors Corp. .............................................................    United States       55,000          3,334,375
 Regie Nationale des Usines Renault SA ............................................       France           78,550          2,209,606
                                                                                                                       -------------
                                                                                                                           5,543,981
                                                                                                                       -------------
 Banking 3.8%
 Chase Manhattan Corp. ............................................................    United States       28,000          3,066,000
 First Union Corp. ................................................................    United States       71,000          3,638,750
 Fleet Financial Group Inc. .......................................................    United States       52,000          3,896,750
 Mellon Bank Corp. ................................................................    United States       15,000            909,375
 PNC Bank Corp. ...................................................................    United States       20,000          1,141,250
 Wells Fargo & Co. ................................................................    United States        6,000          2,036,625
                                                                                                                       -------------
                                                                                                                          14,688,750
                                                                                                                       -------------
 Beverages & Tobacco 5.5%
 B.A.T. Industries Plc. ...........................................................   United Kingdom      305,867          2,785,495
 Diageo Plc. ......................................................................   United Kingdom      125,000          1,146,572
 Gallaher Group Plc. ..............................................................   United Kingdom      360,000          1,909,736
 Gallaher Group Plc., ADR .........................................................   United Kingdom       18,500            395,438
 Heineken Holding NV, A ...........................................................     Netherlands        10,600          1,631,050
 Philip Morris Cos. Inc. ..........................................................    United States      100,000          4,531,250
 RJR Nabisco Holdings Corp. .......................................................    United States      100,000          3,750,000
 UST Inc. .........................................................................    United States      135,000          4,986,563
                                                                                                                       -------------
                                                                                                                          21,136,104
                                                                                                                       -------------
 Broadcasting & Publishing 9.3%
 Comcast Corp., Special A .........................................................    United States       50,000          1,578,125
 Daily Mail & General Trust Plc., A ...............................................   United Kingdom       25,300            836,228
 Dow Jones & Co. Inc. .............................................................    United States       76,500          4,107,094
 Dun & Bradstreet Corp. ...........................................................    United States       14,000            433,125
 Houghton Mifflin Co. .............................................................    United States       70,000          2,686,250
 Readers Digest Association Inc., A ...............................................    United States       40,000            945,000
 Scripps Co., A ...................................................................    United States       60,000          2,906,250
aSFX Broadcasting Inc., A .........................................................    United States       20,000          1,605,000
 Southam Inc. .....................................................................       Canada          150,000          2,860,292
 Time Warner Inc. .................................................................    United States       53,000          3,286,000
 United News & Media Plc. .........................................................   United Kingdom      123,020          1,388,036
aUS West Media Group ..............................................................    United States      390,000         11,261,240
aValassis Communications  Inc. ....................................................    United States       50,000          1,850,000
                                                                                                                       -------------
                                                                                                                          35,742,640
                                                                                                                       -------------
 Building Materials & Components 1.0%
aAmerican Standard Cos.  Inc. .....................................................    United States       80,000          3,065,000
 Johns-Manville Corp. .............................................................    United States      100,000          1,006,250
                                                                                                                       -------------
                                                                                                                           4,071,250
                                                                                                                       -------------
 Business & Public Services 1.3%
 Moore Corp. Ltd..................................................................        Canada           38,200            577,775
 Moore Corp. Ltd., ORD ............................................................       Canada           50,000            752,248
 Suez Lyonnaise des Eaux SA .......................................................       France           32,000          3,541,082
                                                                                                                       -------------
                                                                                                                           4,871,105
                                                                                                                       -------------

 Chemicals 1.9%
 General Chemical Group Inc. ......................................................    United States       25,000          $ 668,750
 Morton International Inc. ........................................................    United States       75,000          2,578,125
 Olin Corp. .......................................................................    United States       70,000          3,281,250
 Rohm & Haas Co. ..................................................................    United States        8,500            813,875
                                                                                                                       -------------
                                                                                                                           7,342,000
                                                                                                                       -------------
 Construction & Housing .3%
 Martin Marietta Materials Inc. ...................................................    United States       30,000          1,096,875
                                                                                                                       -------------
 Data Processing & Reproduction .6%
 First Data Corp ..................................................................    United States       38,000          1,111,500
aNCR Corp. ........................................................................    United States       42,500          1,182,030
                                                                                                                       -------------
                                                                                                                           2,293,530
                                                                                                                       -------------
 Electronic Components & Instruments .3%
 Fisher Scientific International Inc. .............................................    United States       25,000          1,193,750
                                                                                                                       -------------
 Energy Equipment & Services 2.5%
aNoble Drilling Corp. .............................................................    United States       45,000          1,378,125
aReading & Bates Corp. ............................................................    United States       45,000          1,884,375
aRowan Companies Inc. .............................................................    United States       71,300          2,174,650
 Transocean Offshore Inc. .........................................................    United States       27,000          1,301,063
aUnited Meridian Corp. ............................................................    United States      100,000          2,812,500
                                                                                                                       -------------
                                                                                                                           9,550,713
                                                                                                                       -------------
 Energy Sources 5.8%
 Imperial Oil Ltd. ................................................................       Canada           30,000          1,918,125
 Kerr McGee Corp ..................................................................    United States       40,000          2,532,500
 Noble Affiliates Inc. ............................................................    United States       37,500          1,321,875
aNuevo Energy Co. .................................................................    United States       25,000          1,018,750
 Pennzoil Co. .....................................................................    United States       50,000          3,340,625
 Saga Petroleum AS, B .............................................................       Norway           89,300          1,356,149
a   Santa Fe Energy Resources Inc. ................................................    United States      277,100          3,117,375
 Sell Transport & Trading Co. Plc. ................................................   United Kingdom      158,300          1,147,836
 Societe Elf Aquitane SA ..........................................................       France           46,000          5,350,170
 Tidewater Inc. ...................................................................    United States       15,000            826,875
 Union Texas Petroleum Holdings Inc. ..............................................    United States       30,000            624,375
                                                                                                                       -------------
                                                                                                                          22,554,655
                                                                                                                       -------------
 Financial Services 5.9%
 Advanta Corp., B .................................................................    United States      100,000          2,537,500
 Beneficial Corp. .................................................................    United States       29,000          2,410,625
aCIT Group Inc., A ................................................................    United States       25,000            806,250
a   Cityscape Financial Corp. .....................................................    United States       12,000              6,000
 Equifax Inc. .....................................................................    United States       50,000          1,771,875
cLaser Mortgage Management Inc. ...................................................    United States      220,000          3,190,000
 Lehman Brothers Holdings Inc. ....................................................    United States       11,000            561,000
 Morgan Stanley, Dean Witter Discover & Co. .......................................    United States      105,000          6,208,125
 Power Financial Corp. ............................................................       Canada            5,000            174,941
 Providian Financial Corp. ........................................................    United States        2,100             94,894
 United Asset Management Corp. ....................................................    United States      204,000          4,985,250
                                                                                                                       -------------
                                                                                                                          22,746,460
                                                                                                                       -------------
 Food & Household Products 2.7%
 Cadbury Schweppes Plc. ...........................................................   United Kingdom      103,270          1,026,119
 Nabisco Holdings Corp., A ........................................................    United States      100,000          4,843,750
 U.S. Industries Inc. .............................................................    United States       75,000          2,259,375
 Van Melle NV .....................................................................     Netherlands        32,672          2,336,419
                                                                                                                       -------------
                                                                                                                          10,465,663
                                                                                                                       -------------
 Forest Products & Paper 1.9%
 Bowater Inc. .....................................................................    United States       30,000          1,333,125
 Champion International Corp. .....................................................    United States       50,000          2,265,625
 Forest Products & Paper (cont.)
 Greif Brothers Corp., A ..........................................................    United States        5,000          $ 167,500
 Longview Fibre Co. ...............................................................    United States       60,000            911,250
 St. Joe Paper Corp. ..............................................................    United States       19,000          1,719,500
 Temple Inland Inc. ...............................................................    United States       15,111            790,494
                                                                                                                       -------------
                                                                                                                           7,187,494
                                                                                                                       -------------
 Health & Personal Care 4.4%
 Aetna Inc. .......................................................................    United States       30,000          2,116,874
aApria Healthcare Group Inc. ......................................................    United States      135,000          1,814,063
aBeverly Enterprises Inc. .........................................................    United States       60,000            780,000
aFoundation Health Systems, A .....................................................    United States      125,470          2,807,390
aMaxicare Health Plans Inc. .......................................................    United States       82,500            897,188
aMid-Atlantic Medical Services Inc. ...............................................    United States       15,000            191,250
aOxford Health Plans Inc. .........................................................    United States       10,000            155,625
aPacificare Health Systems Inc., A ................................................    United States       35,000          1,758,750
aPacificare Health Systems Inc., B ................................................    United States       24,500          1,283,188
aParagon Health Networks Inc. .....................................................    United States       36,950            722,825
aPharMerica Inc. ..................................................................    United States       27,306            283,300
aTenet Healthcare Corp. ...........................................................    United States       20,000            662,500
 United States Surgical Corp. .....................................................    United States       62,500          1,832,031
aVencor Inc. ......................................................................    United States       75,000          1,832,813
                                                                                                                       -------------
                                                                                                                          17,137,797
                                                                                                                       -------------
 Industrial Components 1.7%
 Charter Plc. .....................................................................   United Kingdom      100,000          1,227,664
aITT Industries Inc. ..............................................................    United States       75,000          2,353,125
 Lucas Varity Plc. ................................................................   United Kingdom    1,080,000          2,406,714
 Lucas Varity Plc., ADR ...........................................................   United Kingdom       10,300            359,213
aOwens-Illinois Inc. ..............................................................    United States        7,800            295,913
                                                                                                                       -------------
                                                                                                                           6,642,629
                                                                                                                       -------------
 Insurance 3.1%
aAlleghany Corp. ..................................................................    United States        2,550            726,113
 American General Corp. ...........................................................    United States        7,252            392,061
 AON Corp. ........................................................................    United States       42,300          2,479,838
 Argonaut Group Inc. ..............................................................    United States       51,206          1,734,603
 Fund American Enterprises Holdings Inc. ..........................................    United States       25,000          3,025,000
 Selective Insurance Group Inc. ...................................................    United States        6,000            162,000
 Twentieth Century Industries California ..........................................    United States       16,200            421,200
 Unitrin Inc. .....................................................................    United States       20,000          1,292,500
 Western National Corp. ...........................................................    United States       58,000          1,718,250
                                                                                                                       -------------
                                                                                                                          11,951,565
                                                                                                                       -------------
 Leisure & Tourism 4.0%
aCircus Circus Enterprises Inc. ...................................................    United States      116,500          2,388,250
 Hilton Hotels Corp. ..............................................................    United States      150,000          4,462,500
 ITT Corp. ........................................................................    United States       60,000          4,972,500
aMGM Grand Inc. ...................................................................    United States      105,000          3,786,562
                                                                                                                       -------------
                                                                                                                          15,609,812
                                                                                                                       -------------
 Machinery & Engineering .5%
 Briggs & Stratton Corp. ..........................................................    United States       25,000          1,214,063
 New Holland NV ...................................................................     Netherlands        30,000            793,125
                                                                                                                       -------------
                                                                                                                           2,007,188
                                                                                                                       -------------
 Merchandising 1.3%
 American Stores Co. ..............................................................    United States      105,000          2,159,063
 Dillards Inc., A .................................................................    United States       15,000            528,750
aWoolworth Corp. ..................................................................    United States      125,000          2,546,875
                                                                                                                       -------------
                                                                                                                           5,234,688
                                                                                                                       -------------

 Metals & Mining .8%
 Aluminum Co. of America ..........................................................    United States        4,000          $ 281,500
 LTV Corp. ........................................................................    United States      110,000          1,072,500
 Reynolds Metals Co. ..............................................................    United States       32,000          1,920,000
                                                                                                                       -------------
                                                                                                                           3,274,000
                                                                                                                       -------------
 Multi-Industry 3.9%
 Harcourt General Inc. ............................................................    United States       35,000          1,916,250
 Investor AB, A ...................................................................       Sweden          119,200          5,809,946
 Investor AB, B ...................................................................       Sweden           93,100          4,537,803
 Lagardere S.C.A. .................................................................        France          40,462          1,337,865
 McMillan Bloedel Ltd. ............................................................       Canada           50,000            519,576
 Power Corp. of Canada ............................................................       Canada           25,000            895,700
                                                                                                                       -------------
                                                                                                                          15,017,140
                                                                                                                       -------------
 Real Estate .6%
aAlexander's Inc. .................................................................    United States        8,000            726,500
aInsignia Financial Group Inc. ....................................................    United States       65,000          1,495,000
 Reckson Associates Realty Corp. ..................................................    United States       10,000            253,750
                                                                                                                       -------------
                                                                                                                           2,475,250
                                                                                                                       -------------
 Telecommunications 4.4%
a360 Degrees Communications Company ...............................................    United States      125,000          2,523,438
aCS Wireless Inc. .................................................................    United States          618                  5
aGeneral Motors Corp., H ..........................................................    United States       12,000            443,250
aLoral Space & Communications Ltd. ................................................    United States       75,000          1,607,813
 MCI Communications Corp. .........................................................    United States      100,000          4,281,250
 Sprint Corp. .....................................................................    United States       18,000          1,055,250
aTelecommunications Inc.- TCI Ventures Group, A ...................................    United States      154,000          4,360,125
 Telephone & Data Systems Inc. ....................................................    United States       63,400          2,952,063
                                                                                                                       -------------
                                                                                                                          17,223,194
                                                                                                                       -------------
 Transportation 2.1%
 Burlington Northern Santa Fe Corp. ...............................................    United States       14,000          1,301,124
 Florida East Coast Industries Inc. ...............................................    United States       12,500          1,201,563
aGolden Ocean Group Ltd., wts. ....................................................    United States          935              4,675
 Railtrack Group Plc. .............................................................   United Kingdom      233,152          3,718,148
 Xtra Corp. .......................................................................    United States       32,000          1,876,000
                                                                                                                       -------------
                                                                                                                           8,101,510
                                                                                                                       -------------
 Utilities - Electrical, Gas & Water .3%
 Nova Corp. .......................................................................       Canada          120,000          1,142,017
                                                                                                                       -------------
 Total Common Stocks and Warrants (Cost $260,174,159) .............................                                      284,482,419
                                                                                                                       -------------
 Preferred Stocks
 North Atlantic Trading Company Inc., 12.00%, pfd. (Cost $132,712) ................    United States        5,291            142,857
                                                                                                                       -------------


                                                                                                          PRINCIPAL
                                                                                                           AMOUNT*
 Bonds & Notes 2.4%
 American Communication Services, Inc., senior disc. notes,
 zero coupon to 11/01/00,
 (original accretion rate 13.00%), 13.00% thereafter, 11/01/05 ....................    United States      700,000            563,500
 Boston Chicken, Inc., cvt., zero coupon, 6/01/15 .................................    United States    1,850,000            279,813
 Computervision Corp., 11.375%, 8/15/99 ...........................................    United States      500,000            505,625
 Consorcio G Grupo Dina, SA de CV, zero coupon, 11/15/02 ..........................       Mexico          175,000            158,375
 CS Wireless Systems, Inc., senior disc. Notes,
 Series B, zero coupon to 3/01/01,
 (original accretion rate 11.375%), 11.375% thereafter, 3/01/06 ...................    United States    2,250,000            596,250
 Delco Remy International, 11.50%, 7/31/04 ........................................    United States    1,300,000          1,319,500
 Dow Corning Corp., 9.375%, 2/1/08 ................................................    United States      550,000            701,250
 Falcon Building Products Inc., 10.50%, 6/15/07, 144A .............................    United States    1,000,000            662,500
 Global Ocean Carriers Ltd., 10.25%, 7/15/07, 144A ................................    United States      250,000            240,000
 Globalstar LP, 10.75%, 11/1/04 ...................................................    United States      300,000          $ 294,000
c   Golden Ocean Group Ltd., 10.00%, 8/31/01 ......................................    United States      450,000            369,000
 Ivax Corp., 6.50%, conv., 11/15/01 ...............................................    United States      370,000            317,275
 North Atlantic Trading Company Inc., 11.00%, 6/15/04 .............................    United States      100,000            104,250
 Olivetti International NV, 3.75%, conv., 12/31/99 ................................        Italy    1,170,000,000 ITL        734,144
a   Peoples Choice TV Corp., senior disc. Notes, 13.25%, 6/01/04 ..................    United States          500            180,000
 Sassco Fashions Ltd., 12.75%, 2/15/05, w/i .......................................    United States      199,023            207,979
 Specialty Foods Corp., 11.25%, 8/15/03, B ........................................    United States      800,000            752,000
 TFM SA de CV, 10.25%, 6/15/07, 144A ..............................................       Mexico          250,000            257,500
 TFM SA de CV, zero coupon to 6/15/02, 11.75%, 6/15/09 ............................       Mexico          600,000            382,500
 Uniforet Inc., 11.125%, 10/15/06 .................................................       Canada          500,000            477,500
 Wavetek Corporation, 10.125%, 6/15/07, 144A ......................................    United States      500,000            515,000
                                                                                                                       -------------
 Total Bonds & Notes (Cost $9,510,436) ............................................                                        9,617,961
                                                                                                                       -------------
 Bonds & Notes in Reorganization 1.3%
 Barney's Inc.
 7.18%, 6/15/00 ...................................................................    United States    2,500,000            912,500
 8.32%, 6/15/00...................................................................     United States    1,000,000            365,000
 Dow Corning Corp., bank claim ....................................................    United States      100,000            123,500
 Eurotunnel Finance Ltd., Bank Claims:
 Tranche B ........................................................................   United Kingdom       84,000 XEU         47,991
 Tranche B ........................................................................   United Kingdom    1,540,000 GBP      1,340,493
 Ionica Plc., 5/01/07 .............................................................   United Kingdom    1,350,000            546,750
 Mercury Finance Co., Commercial Paper:
 3/17/97 ..........................................................................    United States       23,052             19,133
 4/11/97 ..........................................................................    United States       10,487              8,704
 4/16/97 ..........................................................................    United States      846,395            702,508
 4/18/97 ..........................................................................    United States       29,363             24,371
 4/22/97 ..........................................................................    United States       16,778             13,926
 4/24/97 ..........................................................................    United States       25,167             20,899
 Mercury Finance Co., Bank Claim, MTN:
 7.42%, 6/29/00 ...................................................................    United States      316,588            262,768
 8.15%, 5/14/97 ...................................................................    United States      529,684            439,638
                                                                                                                       -------------
 Total Bonds & Notes in Reorganization (Cost $4,433,524) ..........................                                        4,828,181
                                                                                                                       -------------
 Total Long Term Investments (Cost $274,250,831) ..................................                                      299,071,418
                                                                                                                       -------------
dShort Term Investments 23.3%
 Federal Home Loan Bank, 5.37% to 5.55%,
 with maturities to 3/20/98 .......................................................                    20,500,000         20,390,768
 Federal Home Loan Mortgage Corp.,
 5.46% to 5.63%, with maturities to 2/17/98 .......................................                     9,835,000          9,781,908
 Federal National Mortgage Assn.,
 5.355% to 5.650%, with maturities to 4/27/98 .....................................                    60,705,000         60,190,868
                                                                                                                       -------------
 Total Short Term Investments (Cost $90,338,555) ..................................                                       90,363,544
                                                                                                                       -------------
 Total Investments (Cost $364,589,386) 100.4% .....................................                                      389,434,962
                                                                                                                       -------------
 Securities Sold Short (.2)% ......................................................                                        (907,500)
 Net Equity in Forward Contracts .2% ..............................................                                          686,688
 Other Assets, less Liabilities (.4)% .............................................                                      (1,426,818)
                                                                                                                       -------------
 Net Assets 100.0% ................................................................                                     $387,787,332
                                                                                                                       =============

 Securities Sold Short
 ISSUER                                                                                  COUNTRY           SHARES           VALUE
aWorldcom Inc. (proceeds $983,153) ................................................    United States       30,000        $ (907,500)
                                                                                                                       =============
See currency abbreviations on page 147.

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
cSee Note 8 regarding restricted securities.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

Franklin Valuemark Funds
Statement of Investments, December 31, 1997
                                                                                                           SHARES/
 Natural Resources Fund                                                               COUNTRY              WARRANTS   VALUE
bCommon Stocks and Warrants 93.7%
 Papua New Guinea
 Chemicals 7.8%
aAirgas, Inc. .....................................................................    United States       28,000          $ 392,000
 Avery Dennison Corp. .............................................................    United States       24,000          1,074,000
 BetzDearborn, Inc. ...............................................................    United States       15,000            915,938
 Hanna (M.A.) Co. .................................................................    United States       30,000            757,500
 IMC Global, Inc. .................................................................    United States       17,000            556,750
 Potash Corp. of Saskatchewan, Inc. ...............................................       Canada           10,000            830,000
 Praxair, Inc. ....................................................................    United States       25,100          1,129,500
 Sigma-Aldrich Corp. ..............................................................    United States        5,000            198,750
                                                                                                                       -------------
                                                                                                                           5,854,438
                                                                                                                       -------------
 Environmental/Engineering & Construction/Capital Goods 2.2%
aAtchinson Casting Corp. ..........................................................    United States       24,500            398,125
aDenison International, Plc. ADR ..................................................   United Kingdom       35,500            612,375
aOwens-Illinois, Inc. .............................................................    United States       17,100            648,731
                                                                                                                       -------------
                                                                                                                           1,659,231
                                                                                                                       -------------
 Forest Products & Paper/Packaging 2.3%
 Asia Pulp & Paper Co., Ltd., Sponsored ADR .......................................      Indonesia         75,000            754,688
 Crown Cork & Seal Co. ............................................................    United States       20,000          1,002,500
                                                                                                                       -------------
                                                                                                                           1,757,188
                                                                                                                       -------------
 Metals - Diversified 4.3%
a   Austral Coal, Ltd. ............................................................      Australia      2,937,000            689,109
 Freeport-McMoRan Copper & Gold, Inc., Class A ....................................    United States       38,718            592,869
 Pohang Iron & Steel Co., Ltd., Sponsored ADR .....................................        Korea           29,800            519,638
 Rio Tinto, Plc. ..................................................................   United Kingdom       68,429            792,876
 Vale do Rio Doce, ADR ............................................................       Brazil           30,500            613,526
                                                                                                                       -------------
                                                                                                                           3,208,018
                                                                                                                       -------------
 Mining - Precious Metals 17.9%
aAber Resources, Ltd. .............................................................       Canada           76,500            808,334
 Anglo American Platinum Corp., Ltd., ADR .........................................    South Africa        67,179            897,283
 Ashanti Goldfields Co., Ltd., Sponsored GDR ......................................        Ghana           86,330            647,475
aAsquith Resources, Inc., 144A ....................................................       Canada          565,600             57,389
 Barrick Gold Corp. ...............................................................       Canada           52,895            985,169
aCanyon Resources Corp. ...........................................................    United States      210,000            249,375
 Canyon Resources Corp., warrants .................................................    United States      105,000                 --
 Compania de Minas Buenaventura, SA, Sponsored ADR, 144A ..........................        Peru            72,800          1,164,800
 De Beers Consolidated Mines, Ltd., ADR ...........................................    South Africa        40,000            817,500
 Driefontein Consolidated, Ltd., Sponsored ADR ....................................    South Africa       124,500            824,813
aEquinox Resources, N.L. ..........................................................      Australia      1,480,000            154,334
 Euro-Nevada Mining Corp...........................................................       Canada           58,200            788,055
 Franco-Nevada Mining Corp., Ltd. .................................................       Canada           39,900            784,570
aLihir Gold, Ltd. .................................................................  Papua New Guinea     329,500            343,603
aMinefinders Corp., Ltd. ..........................................................       Canada          275,700            407,073
 Newmont Mining Corp. .............................................................    United States       32,755            962,178
 Normandy Mining, Ltd. ............................................................      Australia      1,568,952          1,523,622
 Placer Dome, Inc. ................................................................       Canada           82,800          1,050,525
aStillwater Mining Co., 144A ......................................................    United States       32,300            524,875
 Vaal Reefs Exploration & Mining Co., Ltd., ADR ...................................      Portugal         109,000            418,974
                                                                                                                       -------------
                                                                                                                          13,409,947
                                                                                                                       -------------
 Oil Field Services 20.3%
aCore Laboratories, NV ............................................................    United States       53,400            964,538
aDiamond Offshore Drilling, Inc. ..................................................    United States       43,000          2,069,375
aEVI, Inc. ........................................................................    United States       50,000          2,587,500
aFalcon Drilling Co., Inc. ........................................................    United States       22,000            771,375
aNorton Drilling Services, Inc. ...................................................    United States       90,000            188,442
aRowan Cos., Inc. .................................................................    United States       30,000            915,000
aStolt Comex Seaway, SA ...........................................................    United States       15,700            785,000
 Oil Field Services (cont.)
aTesco Corp. ......................................................................       Canada           54,200          $ 805,955
 Tidewater, Inc. ..................................................................    United States       15,000            826,875
aTransCoastal Marine Services, Inc. ...............................................    United States       60,000            855,000
 Transocean Offshore, Inc. ........................................................    United States       45,000          2,168,438
aUTI Energy Corp. .................................................................    United States       18,000            465,750
aVarco International, Inc. ........................................................    United States       85,000          1,822,188
                                                                                                                       -------------
                                                                                                                          15,225,436
                                                                                                                       -------------
 Oil/Gas Exploration & Production 24.9%
aAbacan Resource Corp. ............................................................       Canada           90,000            141,703
aAbacan Resource Corp. ............................................................    United States      182,900            285,781
aAtwood Oceanics, Inc. ............................................................    United States       24,000          1,137,000
 Baker Hughes, Inc. ...............................................................    United States       22,000            959,750
aBarrett Resources Corp. ..........................................................    United States       90,400          2,734,600
aBasin Exploration, Inc. ..........................................................    United States       53,000            940,750
aBenton Oil & Gas Co. .............................................................    United States       60,000            776,250
aEncal Energy, Ltd. ...............................................................       Canada          141,800            466,366
aGulf Canada Resources, Ltd. ......................................................       Canada          365,000          2,555,000
aMagnum Hunter Resources, Inc. ....................................................    United States      145,000            752,188
aNational Energy Group, Inc. ......................................................    United States      245,000            995,313
aNewfield Exploration Co. .........................................................    United States       35,000            815,938
aNuevo Energy Co. .................................................................    United States       31,000          1,263,250
aOcean Energy, Inc. ...............................................................    United States       17,000            838,313
 Patina Oil & Gas Corp. ...........................................................    United States      100,500            772,594
aSummit Resources, Ltd. ...........................................................       Canada          150,000            477,590
aTitan Exploration, Inc. ..........................................................    United States       96,700            918,650
aTriton Energy, Ltd. ..............................................................    United States       10,000            291,875
aUnited Meridian Corp. ............................................................    United States       25,000            703,125
 Unocal Corp. .....................................................................    United States       22,000            853,875
                                                                                                                       -------------
                                                                                                                          18,679,911
                                                                                                                       -------------
 Oil/Gas Integrated 4.4%
 Atlantic Richfield Co. ...........................................................    United States       18,000          1,442,250
 YPF Sociedad Anonima, Sponsored ADR ..............................................      Argentina         55,000          1,880,312
                                                                                                                       -------------
                                                                                                                           3,322,562
                                                                                                                       -------------
 Oil/Gas Pipelines & Distribution 3.6%
aAES Corp. ........................................................................    United States       32,200          1,501,324
 Enron Corp. ......................................................................    United States       28,000          1,163,750
                                                                                                                       -------------
                                                                                                                           2,665,074
                                                                                                                       -------------
 Real Estate Investment Trusts 4.0%
aAlexandria Real Estate Equities, Inc. ............................................    United States       19,800            624,937
 Arden Realty Group, Inc. .........................................................    United States       25,000            768,750
 FelCor Suite Hotels, Inc. ........................................................    United States       21,000            745,500
 Storage Trust Realty .............................................................    United States       31,800            836,737
                                                                                                                       -------------
                                                                                                                           2,975,924
                                                                                                                       -------------
 Steel 2.0%
a   Ispat International, NV, New York Shares ......................................    United States       26,900            581,712
a   UCAR International, Inc. ......................................................    United States       23,100            922,555
                                                                                                                       -------------
                                                                                                                           1,504,267
                                                                                                                       -------------
 Total Common Stocks and Warrants (Cost $78,340,492) ..............................                                       70,261,996
                                                                                                                       -------------

bConvertible Bonds 1.0%
 Dayton Mining Corp. cvt. sub. deb., 144A, 7.00%, 4/01/02 .........................       Canada          800,000          $ 552,000
 Rangold & Exploration Co., Ltd., cvt. sub. notes, 144A, 7.00%, 10/03/01 ..........    South Africa       215,000            116,100
 Williams Resources, Inc., cvt. sub. deb., 8.00%, 1/23/02 .........................       Canada          200,000 CAD         44,785
                                                                                                                       -------------
 Total Convertible Bonds (Cost $1,164,740) ........................................                                          712,885
                                                                                                                       -------------
 Total Long Term Investments (Cost $79,505,232) ...................................                                       70,974,881
                                                                                                                       -------------
 f  Repurchase Agreement 6.7%
 Joint Repurchase Agreement, 6.285%, 1/02/98
 (Maturity Value $5,018,606) (Cost $5,016,854) ....................................    United States   5,016,854           5,016,854
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $155,576)
  Barclays Capital Group, Inc., (Maturity Value $461,712)
  BT Alex Brown, Inc. (Maturity Value $431,600)
  Chase Securities, Inc., (Maturity Value $461,712)
  CIBC Wood Gundy Securities Corp., (Maturity Value $461,712)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $461,712)
  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $461,712)
  Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $461,712)
  Greenwich Capital Markets, Inc. (Maturity Value $276,022)
  Paribas Corp. (Maturity Value $461,712)
  SBC Warburg Dillon Read, Inc. (Maturity Value $461,712)
  UBS Securities, L.L.C., (Maturity Value $461,712)
   Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $84,522,086) 101.4% ......................................                                       75,991,735
 Other Assets, less Liabilities (1.4)% ............................................                                      (1,067,425)
                                                                                                                       -------------
 Net Assets 100.0% ................................................................                                      $74,924,310
                                                                                                                       =============

See currency abbreviations on page 147.

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                            SHARES/
   Real Estate Securities Fund                                                                             WARRANTS         VALUE
   Common Stocks and Warrants 96.6%
   Equity REIT - Apartments 16.8%
   Amli Residential Properties Trust ..................................................................      180,000     $ 4,005,000
   Bay Apartment Communities, Inc. ....................................................................       175,000      6,825,000
   Camden Property Trust ..............................................................................       190,000      5,890,000
   Charles E. Smith Residential Realty, Inc. ..........................................................       135,000      4,792,500
   Equity Residential Properties Trust ................................................................       256,000     12,944,000
   Gables Residential Trust ...........................................................................       195,000      5,386,875
   Irvine Apartment Communities, Inc. .................................................................       155,600      4,950,025
   Oasis Residential, Inc. ............................................................................       147,000      3,279,938
   Post Properties, Inc. ..............................................................................       120,000      4,875,000
   Security Capital Atlantic, Inc. ....................................................................       371,250      7,842,656
   Security Capital Pacific Trust .....................................................................       354,285      8,591,411
   Summit Properties, Inc. ............................................................................       225,000      4,753,125
                                                                                                                       -------------
                                                                                                                          74,135,530
                                                                                                                       -------------
   Equity REIT - Health Care 4.5%
   Alexandria Real Estate Equities, Inc. ..............................................................       116,000      3,661,250
   Health Care Property Investors, Inc. ...............................................................       125,000      4,726,563
   Nationwide Health Properties, Inc. .................................................................       200,000      5,100,000
   Omega Healthcare Investors, Inc. ...................................................................       168,000      6,489,000
                                                                                                                       -------------
                                                                                                                          19,976,813
                                                                                                                       -------------
   Equity REIT - Hotels 12.5%
   FelCor Suite Hotels, Inc. ..........................................................................       360,000     12,780,000
   Innkeepers USA Trust ...............................................................................       367,600      5,697,800
   Patriot American Hospitality, Inc. .................................................................       455,006     13,081,423
   Starwood Lodging Trust .............................................................................       265,050     15,339,769
   Winston Hotels, Inc. ...............................................................................       620,000      8,176,250
                                                                                                                       -------------
                                                                                                                          55,075,242
                                                                                                                       -------------
   Equity REIT - Industrial 10.9%
   AMB Property Corp. .................................................................................        80,000      2,010,000
   Duke Realty Investments, Inc. ......................................................................       260,000      6,305,000
   Liberty Property Trust .............................................................................       275,000      7,854,688
   Meridian Industrial Trust, Inc. ....................................................................       300,000      7,650,000
   Security Capital Industrial Trust ..................................................................       400,879      9,971,865
   Spieker Properties, Inc. ...........................................................................       200,000      8,575,000
   Weeks Corp. ........................................................................................       170,000      5,440,000
                                                                                                                       -------------
                                                                                                                          47,806,553
                                                                                                                       -------------
   Equity REIT - Mixed Property Type 3.6%
   Colonial Properties Trust ..........................................................................       195,000      5,874,375
   Glenborough Realty Trust, Inc. .....................................................................       330,000      9,776,250
                                                                                                                       -------------
                                                                                                                          15,650,625
                                                                                                                       -------------
   Equity REIT - Office 11.9%
   Arden Realty Group, Inc. ...........................................................................       325,000      9,993,750
   Crescent Real Estate Equities Co. ..................................................................       300,000     11,812,500
   Equity Office Properties Trust .....................................................................       281,008      8,869,315
   Highwoods Properties, Inc. .........................................................................       275,000     10,226,563
   Mack-Cali Realty Corp. .............................................................................       225,000      9,225,000
   SL Green Realty Corp. ..............................................................................        57,000      1,478,438
   Tower Realty Trust, Inc. ...........................................................................        35,100        864,338
                                                                                                                       -------------
                                                                                                                          52,469,904
                                                                                                                       -------------
   Equity REIT - Residential Communities 2.4%
   Manufactured Home Communities, Inc. ................................................................       200,000      5,400,000
   Sun Communities, Inc. ..............................................................................       140,000      5,031,250
                                                                                                                       -------------
                                                                                                                          10,431,250
                                                                                                                       -------------

   Equity REIT - Retail - Community Centers 7.6%
   Burnham Pacific Properties, Inc. ...................................................................       220,000    $ 3,368,750
   Developers Diversified Realty Corp. ................................................................       110,000      4,207,500
   Kimco Realty Corp. .................................................................................       180,000      6,345,000
   cPacific Retail Trust ..............................................................................       866,067     11,258,871
   Vornado Realty Trust ...............................................................................       180,000      8,448,750
                                                                                                                       -------------
                                                                                                                          33,628,871
                                                                                                                       -------------
   Equity REIT - Retail - Regional Malls 4.7%
   Simon DeBartolo Group, Inc. ........................................................................       310,000     10,133,125
   The Macerich Co. ...................................................................................       180,000      5,130,000
   The Mills Corp. ....................................................................................       215,000      5,267,500
                                                                                                                       -------------
                                                                                                                          20,530,625
                                                                                                                       -------------
   Equity REIT - Storage 6.0%
   Public Storage, Inc. ...............................................................................       350,000     10,281,250
   Storage Trust Realty ...............................................................................       390,000     10,261,875
   Storage USA, Inc. ..................................................................................       150,500      6,010,594
                                                                                                                       -------------
                                                                                                                          26,553,719
                                                                                                                       -------------
   Home Builders 4.1%
   aBeazer Homes USA, Inc. ............................................................................       100,000      1,993,750
   aBelmont Homes, Inc. ...............................................................................       306,100      2,353,144
   Clayton Homes, Inc. ................................................................................       281,250      5,062,500
   aNVR, Inc. .........................................................................................       250,000      5,468,750
   aSouthern Energy Homes, Inc. .......................................................................       193,100      1,544,800
   aUS Home Corp. .....................................................................................        45,000      1,766,250
                                                                                                                       -------------
                                                                                                                          18,189,194
                                                                                                                       -------------
   Hotels 7.6%
   a,eCandlewood Hotel Co., Inc. ......................................................................       650,000      5,687,500
   aCapStar Hotel Co. .................................................................................       350,000     12,009,375
   aHost Marriott Corp. ...............................................................................       570,000     11,186,250
   aPrime Hospitality Corp. ...........................................................................       224,500      4,574,187
                                                                                                                       -------------
                                                                                                                          33,457,312
                                                                                                                       -------------
   Mixed Property Type 4.0%
   aCrescent Operating, Inc. ..........................................................................        27,500        673,750
   aSecurity Capital Group Inc., Class B ..............................................................       125,400      4,075,500
   aSecurity Capital Group Inc., Class B, warrants ....................................................        63,712        334,487
   aSecurity Capital US Realty ........................................................................       500,000      7,100,000
   aTrammell Crow Co. .................................................................................        71,800      1,848,849
   aVail Resorts, Inc. ................................................................................       138,000      3,579,374
                                                                                                                       -------------
                                                                                                                          17,611,960
                                                                                                                       -------------
   Total Common Stocks and Warrants (Cost $295,217,467) ...............................................                  425,517,598
                                                                                                                       -------------

   fRepurchase Agreement 6.5%
   Joint Repurchase Agreement, 6.285%, 1/02/98,
 (Maturity Value $28,796,224) (Cost $28,786,173) ......................................................   $28,786,173   $ 28,786,173
                                                                                                                       -------------
    BancAmerica Robertson Stephens. (Maturity Value $892,682)
    Barclays Capital Group, Inc. (Maturity Value $2,649,253)
    BT Alex Brown, Inc. (Maturity Value $2,476,474)
    Chase Securities, Inc. (Maturity Value $2,649,253)
    CIBC Wood Gundy Securities Corp. (Maturity Value $2,649,253)
    Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $2,649,253)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $2,649,253)
    Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $2,649,253)
    Greenwich Capital Markets, Inc. (Maturity Value $1,583,791)
    Paribas Corp. (Maturity Value $2,649,253)
    SBC Warburg Dillon Read, Inc. (Maturity Value $2,649,253 )
    UBS Securities, L.L.C. (Maturity Value $2,649,253)
     Collateralized by U.S. Treasury Bills & Notes
   Total Investments (Cost $324,003,640) 103.1% .......................................................                 454,303,771
   Other Assets, less Liabilities (3.1)% ..............................................................                 (13,749,508)
                                                                                                                       -------------
   Net Assets 100.0% ..................................................................................                $440,554,263
                                                                                                                       =============

aNon-income producing.
cSee Note (8) regarding restricted securities.
eThe Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at 12/31/97 were $5,687,500.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997




 Rising Dividends Fund                                                                                       SHARES         VALUE
 Common Stocks 97.8%
 Banks 14.5%
   CoreStates Financial Corp. ........................................................................        41,800    $ 3,346,613
   First Union Corp. .................................................................................      302,000      15,477,500
   Mercantile Bankshares Corp. .......................................................................       278,225     10,885,553
   National Commerce Bancorp. ........................................................................       472,700     16,662,675
   State Street Corp. ................................................................................      185,400      10,787,963
   TrustCo Bank Corp., New York ......................................................................       529,157     14,419,528
   U.S. Bancorp ......................................................................................      132,500      14,831,719
   Washington Mutual, Inc. ...........................................................................       233,500     14,900,219
   Wilmington Trust Corp. ............................................................................       172,800     10,778,400
                                                                                                                       -------------
                                                                                                                        112,090,170
                                                                                                                       -------------
 Business Services 8.4%
   Avery Dennison Corp. ..............................................................................       345,200     15,447,700
   Brady (W.H.) Co. ..................................................................................       255,800      7,929,800
   Ennis Business Forms, Inc. ........................................................................       498,200      4,639,488
   Standard Register Co. .............................................................................       371,400     12,906,150
   Wallace Computer Services, Inc. ...................................................................       627,900     24,409,613
                                                                                                                       -------------
                                                                                                                         65,332,751
                                                                                                                       -------------
 Consumer Products 15.7%
   Alberto-Culver Co., Class A .......................................................................       626,200     16,907,400
   Block Drug Co., Inc., Class A .....................................................................       189,553      8,198,210
   Dimon, Inc.........................................................................................       715,100     18,771,375
   Newell Co. ........................................................................................       353,700     15,032,250
   Nike, Inc., Class B................................................................................       387,500     15,209,375
   Philip Morris Cos., Inc. ..........................................................................       324,300     14,694,844
   Sherwin-Williams Co. ..............................................................................       465,000     12,903,750
   Stanhome, Inc. ....................................................................................       224,000      5,754,000
   Universal Corp. ...................................................................................       368,500     15,154,563
                                                                                                                       -------------
                                                                                                                        122,625,767
                                                                                                                       -------------
 Drugs & Health Care 3.3%
   Becton, Dickinson & Co. ...........................................................................       314,000     15,700,000
   Merck & Co., Inc. .................................................................................        48,300      5,131,875
   West Co., Inc. ....................................................................................       172,900      5,143,775
                                                                                                                       -------------
                                                                                                                         25,975,650
                                                                                                                       -------------
 Electronics & Technology 5.7%
   Baldor Electric Co.................................................................................       308,133      6,682,642
   Cohu, Inc..........................................................................................       256,300      7,849,188
   General Electric Co................................................................................       116,600      8,555,525
   Hewlett-Packard Co. ...............................................................................       153,900      9,618,750
   Hubbell, Inc., Class B ............................................................................       121,700      6,001,331
   Rockwell International Corp. ......................................................................       117,700      6,149,825
                                                                                                                       -------------
                                                                                                                         44,857,261
                                                                                                                       -------------
 Energy 1.2%
   Royal Dutch Petroleum Co., New York Shares, ADR (Netherlands) .....................................       174,300      9,444,881
                                                                                                                       -------------

Financial Services 2.1%
   Fannie Mae ........................................................................................       292,000     16,662,250
                                                                                                                       -------------
   Industrial 23.0%
   Bemis Co., Inc. ...................................................................................       161,100      7,098,469
   Donaldson Co., Inc.................................................................................        63,100      2,843,444
   Dover Corp. .......................................................................................       379,600     13,713,050
   Flowserve Corp. ...................................................................................       467,600     13,063,575
   Graco, Inc. .......................................................................................       108,800      4,059,600
   Hanna (M.A.) Co. ..................................................................................       576,800     14,564,200
   Kaydon Corp. .....................................................................................        423,200     13,806,900
   Industrial (cont.)
   Kimball International, Inc., Class B ..............................................................       746,600   $ 13,765,438
   Leggett & Platt, Inc...............................................................................       356,600     14,932,625
   Meritor Automotive, Inc. ..........................................................................        39,233        826,345
   Millipore Corp....................................................................................        405,500     13,761,656
   Myers Industries, Inc. ............................................................................       386,560      6,595,680
   Nucor Corp. .......................................................................................       426,600     20,610,113
   Pall Corp. ........................................................................................       490,500     10,147,219
   Superior Industries International, Inc. ...........................................................       350,900      9,408,506
   Superior Surgical Manufacturing Co., Inc. .........................................................       235,800      3,772,800
   Watts Industries, Inc., Class A ...................................................................       581,100     16,452,394
                                                                                                                       -------------
                                                                                                                        179,422,014
                                                                                                                       -------------
 Insurance - Life 1.2%
   American Heritage Life Investment Corp. ...........................................................        33,100      1,191,600
   ReliaStar Financial Corp. .........................................................................       200,000      8,237,500
                                                                                                                       -------------
                                                                                                                          9,429,100
                                                                                                                       -------------
 Insurance - Property Casualty 12.0%
   Allied Group, Inc. ................................................................................       518,550     14,843,494
   American International Group, Inc. ................................................................        67,500      7,340,625
   Chubb Corp. .......................................................................................       174,200     13,173,875
   Harleysville Group, Inc. ..........................................................................        43,800      1,051,200
   Mercury General Corp. .............................................................................       352,800     19,492,200
   MMI Cos., Inc. ....................................................................................       580,500     14,585,063
   RLI Corp. ........................................................................................        328,125     16,344,726
   St. Paul Cos., Inc. ...............................................................................        85,300      6,999,930
                                                                                                                       -------------
                                                                                                                         93,831,113
                                                                                                                       -------------
 Retail 9.3%
   Family Dollar Stores, Inc. ........................................................................     1,139,900     33,413,318
   Rite Aid Corp. ....................................................................................       212,100     12,447,618
   The Limited, Inc. .................................................................................       486,500     12,405,749
   Wal-Mart Stores, Inc. .............................................................................       369,700     14,580,043
                                                                                                                       -------------
                                                                                                                         72,846,728
                                                                                                                       -------------
 Transportation 1.4%
   Circle International Group, Inc. ..................................................................       469,000     10,757,687
                                                                                                                       -------------
   Total Common Stocks (Cost $532,950,098) ...........................................................                  763,275,372
                                                                                                                       -------------
   Convertible Preferred Stocks .2%
   American Heritage Life Investment Corp., 8.50% cvt. pfd. (Cost $1,210,000) ........................        24,200      1,379,400
                                                                                                                       -------------
   Total Long Term Investments (Cost $534,160,098) ...................................................                  764,654,772
                                                                                                                       -------------

fRepurchase Agreement 1.3%
   Joint Repurchase Agreement, 6.285%, 1/02/98,
 (Maturity Value $9,994,807) (Cost $9,991,318) .......................................................    $9,991,318    $ 9,991,318
                                                                                                                       -------------
  BancAmerica Robertson Stephens. (Maturity Value $309,840)
  Barclays Capital Group, Inc. (Maturity Value $919,522)
  BT Alex Brown, Inc. (Maturity Value $859,554)
  Chase Securities, Inc. (Maturity Value $919,522)
  CIBC Wood Gundy Securities Corp. (Maturity Value $919,522)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $919,522)
  Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $919,522)
  Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $919,522)
  Greenwich Capital Markets, Inc. (Maturity Value $549,715)
  Paribas Corp. (Maturity Value $919,522)
  SBC Warburg Dillon Read, Inc. (Maturity Value $919,522)
  UBS Securities, L.L.C. (Maturity Value $919,522)
   Collateralized by U.S. Treasury Bills & Notes
   Total Investments (Cost $544,151,416) 99.3% .......................................................                  774,646,090
   Other Assets, less Liabilities .7% ................................................................                    5,651,694
                                                                                                                       -------------
   Net Assets 100.0% .................................................................................                 $780,297,784
                                                                                                                       =============

fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997







 Small Cap Fund                                                                                            SHARES          VALUE
 Common Stocks 91.5%

 Commercial Services 4.0%
aApplied Graphics Technologies, Inc. .................................................................        43,600    $ 2,321,700
aLabor Ready, Inc. ...................................................................................        81,475      1,568,394
   Norrell Corp. .....................................................................................       112,500      2,235,938
aRemedyTemp, Inc., Class A ...........................................................................        29,500        571,563
aSOS Staffing Services, Inc. .........................................................................        75,500      1,425,063
aThe Marquee Group, Inc. .............................................................................       160,800        603,000
aValassis Communications, Inc. .......................................................................       100,000      3,700,000
                                                                                                                       -------------
                                                                                                                         12,425,658
                                                                                                                       -------------
 Consumer Products Durables 3.9%
aBelmont Homes, Inc. .................................................................................        56,650        435,497
aCannondale Corp. ....................................................................................       124,200      2,701,350
   Clayton Homes, Inc. ...............................................................................       105,650      1,901,700
   K-2, Inc. .........................................................................................       105,000      2,388,750
   Oakwood Homes .....................................................................................        80,000      2,655,000
aRockShox, Inc. ......................................................................................        56,600        523,550
aSola International, Inc. ............................................................................        24,400        793,000
aSouthern Energy Homes, Inc. .........................................................................        83,700        669,600
                                                                                                                       -------------
                                                                                                                         12,068,447
                                                                                                                       -------------
 Consumer Products Non-Durables 3.7%
aConsolidated Cigar Holdings, Inc. ...................................................................       115,900      3,194,494
aThe North Face, Inc. ................................................................................        77,600      1,707,200
   The Warnaco Group, Inc., Class A ..................................................................        53,960      1,692,995
aTommy Hilfiger Corp. ................................................................................       113,800      3,997,225
aTropical Sportswear International Corp. .............................................................        38,900        389,000
aVans, Inc. ..........................................................................................        47,000        710,875
                                                                                                                       -------------
                                                                                                                         11,691,789
                                                                                                                       -------------
 Consumer Services 4.3%
aAMF Bowling, Inc. ...................................................................................        31,500        787,500
aCapStar Hotel Co. ...................................................................................       101,200      3,472,425
aDeVry, Inc. .........................................................................................        38,900      1,239,938
aPrime Hospitality Corp. .............................................................................       208,000      4,238,000
aSylvan Learning Systems, Inc. .......................................................................        49,400      1,926,600
aVail Resort, Inc. ...................................................................................        67,200      1,743,000
                                                                                                                       -------------
                                                                                                                         13,407,463
                                                                                                                       -------------
 Electronic Technology 8.3%
aAlliant Techsystems, Inc. ...........................................................................        26,500      1,477,375
aCoherent, Inc. ......................................................................................        89,200      3,133,150
aHarmonic Lightwaves, Inc. ...........................................................................       107,800      1,172,325
aItron, Inc. .........................................................................................        17,300        311,400
aKomag, Inc. .........................................................................................       267,800      3,983,525
aNatural Microsystems Corp. ..........................................................................        57,000      2,650,500
aOmtool, Ltd..........................................................................................        77,900        798,475
aRainbow Technologies, Inc. ..........................................................................        15,800        458,200
aRead-Rite Corp. .....................................................................................        51,500        811,125
aSpectralink Corp. ...................................................................................       183,000        514,688
aTekelec.............................................................................................         93,700      2,857,850
aTracor, Inc. ........................................................................................       101,800      3,092,175
aTranscrypt International, Inc. ......................................................................       100,600      2,502,425
aUniphase Corp. ......................................................................................        54,400      2,250,800
                                                                                                                       -------------
                                                                                                                         26,014,013
                                                                                                                       -------------
 Financial Services 5.7%
aAffiliated Managers Group, Inc. .....................................................................        35,200      1,020,800
aEspirito Santo Financial Group ......................................................................       106,000      2,153,125
   EVEREN Capital Corp. ..............................................................................        65,000      3,087,500
   Financial Services (cont.)
   Executive Risk, Inc. ..............................................................................        48,400    $ 3,378,925
aLife USA Holding, Inc. ..............................................................................         7,200        121,500
aRisk Capital Holdings, Inc. .........................................................................       125,000      2,781,250
   Scor (France)......................................................................................        56,600      2,706,568
aSilicon Valley Bancshares ...........................................................................        48,700      2,739,375
                                                                                                                       -------------
                                                                                                                         17,989,043
                                                                                                                       -------------
 Health Care Services 4.5%
aAccess Health, Inc. .................................................................................        78,600      2,308,875
aAdvanced Health Corp. ...............................................................................       124,300      1,973,263
aHealthcare Recoveries, Inc. .........................................................................        91,400      2,033,650
aMedaphis Corp. ......................................................................................        44,900        291,850
aPediatrix Medical Group, Inc. .......................................................................         9,300        397,575
aPharMerica, Inc. ....................................................................................       153,900      1,596,713
aRenal Care Group, Inc. ..............................................................................        78,100      2,499,200
aTotal Renal Care Holdings, Inc. .....................................................................        33,333        916,658
aTransition Systems, Inc. ............................................................................        88,700      1,962,488
                                                                                                                       -------------
                                                                                                                         13,980,272
                                                                                                                       -------------
 Health Technology 4.8%
aDepoTech Corp. ......................................................................................       106,000        377,625
aInhale Therapeutic Systems ..........................................................................        84,300      2,191,800
   Mentor Corp. ......................................................................................       110,000      4,015,000
aNeurogen Corp. ......................................................................................        64,200        866,700
aOrthoLogic Corp. ....................................................................................       245,000      1,362,813
aPenederm, Inc. ......................................................................................        75,700        757,000
aSerologicals Corp. ..................................................................................       152,500      3,965,000
aVertex Pharmaceuticals, Inc. ........................................................................        46,700      1,541,100
                                                                                                                       -------------
                                                                                                                         15,077,038
                                                                                                                       -------------
 Industrial Services 1.1%
aAmerican Disposal Services, Inc. ....................................................................        49,300      1,799,450
aCatalytica, Inc. ....................................................................................        90,133      1,070,329
aaU.S. Liquids, Inc. .................................................................................        19,200        271,200
aWaters Corp. ........................................................................................         6,600        248,325
                                                                                                                       -------------
                                                                                                                          3,584,379
                                                                                                                       -------------
 Non-Energy/Minerals 1.5%
   Carpenter Technology Corp. ........................................................................        51,600      2,480,025
aGibraltar Steel Corp. ...............................................................................       116,700      2,304,825
                                                                                                                       -------------
                                                                                                                          4,784,850
                                                                                                                       -------------
 Oil & Gas 6.4%
aAbacan Resource Corp. ...............................................................................       291,900        456,094
aAbacan Resource Corp. (Canada) ......................................................................       150,000        236,171
aAtwood Oceanic, Inc. ................................................................................         3,400        161,075
aBarrett Resources Corp. .............................................................................       113,200      3,424,300
   Devon Energy Corp. ................................................................................        66,400      2,556,400
   Lomak Petroleum, Inc. .............................................................................       125,000      2,031,250
aNewfield Exploration Co. ............................................................................        35,800        834,588
aTitan Exploration, Inc. .............................................................................       243,200      2,310,400
aTom Brown, Inc. .....................................................................................       104,600      2,013,550
aVarco International, Inc. ...........................................................................       275,800      5,912,452
                                                                                                                       -------------
                                                                                                                         19,936,280
                                                                                                                       -------------

 Process Industries 1.8%
   ChemFirst, Inc. ...................................................................................        85,100    $ 2,404,075
aUCAR International, Inc. ............................................................................        80,500      3,214,969
                                                                                                                       -------------
                                                                                                                          5,619,044
                                                                                                                       -------------
 Producer Manufacturing 3.6%
aGentex Corp. ........................................................................................       156,400      4,203,250
   JLG Industries, Inc. ..............................................................................       291,400      4,116,025
   Roper Industries, Inc. ............................................................................       107,400      3,034,050
                                                                                                                       -------------
                                                                                                                         11,353,325
                                                                                                                       -------------
 Real Estate Investment Trusts 5.1%
   Arden Realty Group, Inc. ..........................................................................       100,000      3,075,000
   Camden Property Trust .............................................................................        60,000      1,860,000
   FelCor Suite Hotels, Inc. .........................................................................        97,000      3,443,500
   Innkeepers USA Trust ..............................................................................       218,900      3,392,950
   Omega Healthcare Investors, Inc. ..................................................................        27,400      1,058,325
   Storage Trust Realty ..............................................................................        60,900      1,602,431
   Tower Realty Trust, Inc. ..........................................................................        13,600        334,900
   Winston Hotels, Inc. ..............................................................................        98,000      1,292,375
                                                                                                                       -------------
                                                                                                                         16,059,481
                                                                                                                       -------------
 Retail 2.1%
aAnnTaylor Stores Corp. ..............................................................................        20,000        267,500
aGuitar Center, Inc. .................................................................................        84,800      1,950,400
   Talbots, Inc. .....................................................................................        74,700      1,353,938
aWest Marine, Inc. ...................................................................................       141,700      3,170,538
                                                                                                                       -------------
                                                                                                                          6,742,376
                                                                                                                       -------------
 Semiconductors 4.6%
aAdvanced Energy Industries, Inc. ....................................................................       110,000      1,643,125
aBrooks Automation, Inc. .............................................................................        10,600        194,775
aC-Cube Microsystems, Inc. ...........................................................................        71,700      1,169,606
aEtec Systems, Inc. ..................................................................................        66,600      3,096,900
aLattice Semiconductor Corp. .........................................................................        46,500      2,202,938
aNeoMagic Corp. ......................................................................................        99,300      1,266,075
aPMC-Sierra, Inc. ....................................................................................       108,000      3,348,000
aPRI Automation, Inc. ................................................................................        14,600        421,575
aTrident Microsystems, Inc. ..........................................................................       104,700        948,844
                                                                                                                       -------------
                                                                                                                         14,291,838
                                                                                                                       -------------
 Technology Services 15.1%
aActivision, Inc. ....................................................................................       125,700      2,246,888
aAffiliated Computer Services, Inc. ..................................................................       174,800      4,599,425
aAspen Technologies, Inc. ............................................................................         8,900        304,825
aCheck Point Software Technologies, Ltd. .............................................................        50,000      2,037,500a
aClarify, Inc. .......................................................................................       129,400      1,504,27a5
aDocumentum, Inc. ....................................................................................        19,700        829,863
aElectronic Arts, Inc. ...............................................................................       102,200      3,864,438
aEnvoy Corp. .........................................................................................        61,500      1,791,188
aH.T.E., Inc. ........................................................................................        23,400        485,550
aHarbinger Corp. .....................................................................................        66,300      1,864,688
aHNC Software, Inc. ..................................................................................        18,500        795,500
aIntegrated Systems, Inc. ............................................................................       125,700      1,728,375
aInternational Network Services ......................................................................        89,900      2,078,938
aIntuit, Inc. ........................................................................................        81,100      3,345,375
aMetaCreations Corp. .................................................................................       104,600      1,163,675
aPaymentech, Inc. ....................................................................................        92,600      1,365,850
aPhoenix Technologies, Ltd............................................................................        97,000      1,176,125
aRemedy Corp. ........................................................................................        73,600      1,545,600
   Technology Services (cont.)
aSapient Corp. .......................................................................................        15,000      $ 918,750
aSterling Commerce, Inc. .............................................................................        32,163      1,236,265
aSynopsys, Inc. ......................................................................................       109,000      3,896,750
aThe Vantive Corp. ...................................................................................       135,000      3,408,750
   Transaction Systems Architects, Inc. ..............................................................        92,000      3,496,000
aTrusted Information Systems, Inc. ...................................................................       144,000      1,440,000
aXcelleNet, Inc. .....................................................................................        21,000        275,625
                                                                                                                       -------------
                                                                                                                         47,400,218
                                                                                                                       -------------
 Transportation 3.9%
   Air Express International Corp. ...................................................................        90,000      2,745,000
aAtlantic Coast Airlines, Inc. .......................................................................        85,500      2,714,625
   C.H. Robinson Worldwide, Inc. .....................................................................        96,100      2,150,238
   Circle International Group, Inc. ..................................................................        32,300        740,881
   Expeditors International of Washington, Inc. ......................................................       104,800      4,034,800
                                                                                                                       -------------
                                                                                                                         12,385,544
                                                                                                                       -------------
 Utilities/Communications 7.1%
aArch Communications Group, Inc. .....................................................................       191,700        982,463
aCommNet Cellular, Inc. ..............................................................................        46,300      1,646,544
aICG Communications, Inc. ............................................................................       156,000      4,251,000
aMillicom International Cellular, SA .................................................................        62,400      2,347,800
aPaging Network, Inc. ................................................................................       369,800      3,975,350
aPrimus Telecommunications Group, Inc. ...............................................................       143,000      2,305,875
aRural Cellular Corp., Class A .......................................................................       139,300      1,819,606
aWestern Wireless Corp., Class A .....................................................................       279,200      4,851,100
                                                                                                                       -------------
           ..........                                                                                                    22,179,738
                                                                                                                       -------------
   Total Long Term Investments (Cost $262,349,184) ...................................................                  286,990,796
                                                                                                                       -------------

                                                                                                          PRINCIPAL
                                                                                                           AMOUNT
fRepurchase Agreement 9.1%
   Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $28,481,129) (Cost $28,471,188).......   $28,471,188     28,471,188
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $872,599)
  Barclays Capital Group, Inc., (Maturity Value $2,619,009)
  BT Alex Brown, Inc., (Maturity Value $2,466,050)
  Chase Securities, Inc., (Maturity Value $2,619,008)
  CIBC Wood Gundy Securities Corp., (Maturity Value $2,619,008)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc., (Maturity Value $2,619,008)
  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $2,619,008)
  Dresdne Kleinwort Benson, North America, L.L.C., (Maturity Value $2,619,008)
  Greenwich Capital Markets, Inc., (Maturity Value $1,571,407)
  Paribas Corp., (Maturity Value $2,619,008)
  SBC Warburg Dillon Read, Inc. (Maturity Value $2,619,008)
  UBS Securities, L.L.C., (Maturity Value $2,619,008)
 Collateralized by U.S. Treasury Bills & Notes
   Total Investments (Cost $290,820,372) 100.6% ......................................................                  315,461,984
   Other Assets, less Liabilities (.6)% ..............................................................                   (2,000,445)
                                                                                                                       -------------
   Net Assets 100.0% .................................................................................                 $313,461,539
                                                                                                                       =============

aNon-income producing.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997


                                                                                                          SHARES/
                                                                                                         WARRANTS
   Templeton Developing Markets Equity Fund                                    INDUSTRY                  & RIGHTS          VALUE
   Common Stocks, Bonds, Warrants and Rights 89.0%
   Argentina 6.4%
   Astra Cia Argentina de Petroleo, SA .............................Energy Sources                       106,180          $ 185,850
   Atanor Cia Nacional Para la Industria Quimica, SA, Class D ......Chemicals                            530,163            731,764
   Banco de Galicia y Buenos Aires, SA, Class B ....................Banking                              399,470          2,557,094
   Banco Frances del Rio de la Plata, SA ...........................Banking                                1,639             15,213
   aBuenos Aires Embotelladora, SA, Sponsored ADR ..................Beverages & Tobacco                   56,200                562
   Capex, SA, Class A ..............................................Utilities Electrical & Gas            49,555            329,603
   Central Costanera, SA, Class B ..................................Utilities Electrical & Gas            13,290             34,561
   Juan Minetti, SA ................................................Building Materials & Components       30,350             94,710
   a,iJuan Minetti, SA, cvt., Zero coupon, 12/31/05 ................Building Materials & Components        6,000 ARS          6,001
   Molinos Rio de Plata SA, Class B ................................Food & Household Products            938,438          2,252,679
   Nobleza Piccardo Sdad Industrial Comercial y Financial ..........Beverages & Tobacco                   43,372            195,211
   Perez Companc, SA, Class B ......................................Energy Sources                       277,707          1,983,205
   Quilmes Industrial, SA ..........................................Beverages & Tobacco                  156,000          2,135,250
   Renault Argentina, SA ...........................................Automobiles                          293,375            410,803
   aSevel Argentina, SA, Class C ...................................Automobiles                           15,207             13,993
   Siderar, Class A ................................................Metals & Mining                        7,230             30,733
   Sociedad Comercial del Plata Cadelplata Come ....................Multi-Industry                     1,692,360          2,674,437
   Transportadora de Gas del Sur, SA, Class B ......................Energy Sources                       102,030            231,652
   Transportadora de Gas del Sur, SA, Class B, Sponsored ADR .......Energy Sources                         3,000             33,562
   YPF Sociedad Anonima, Sponsored ADR .............................Energy Sources                       116,934          3,997,681
   aZanella Hermanos, SA ...........................................Automobiles                            2,840                284
                                                                                                                       -------------
                                                                                                                         17,914,848
                                                                                                                       -------------
   Brazil 11.5%
   Aracruz Celulose, SA, ADR .......................................Forest Products & Paper              114,800          1,650,250
   Banco Bradesco, SA ..............................................Banking                          150,542,291          1,497,262
   aBanco Bradesco, SA, BBD, rights ................................Banking                            6,436,461             23,645
   aBanco Bradesco, SA, BBD, rights, pfd. ..........................Banking                            3,314,124             11,878
   Banco Bradesco, SA, pfd. ........................................Banking                           77,514,000            763,993
   Banco do Brasil, SA .............................................Banking                          111,182,976            717,277
   Banco do Brazil, SA, pfd. .......................................Banking                           97,000,000            717,038
   aBanco do Brasil, SA, Series A, warrants ........................Banking                           36,132,595             61,837
   aBanco do Brasil, SA, Series B, warrants ........................Banking                           54,198,892             94,698
   aBanco do Brasil, SA, Series C, warrants ........................Banking                           79,531,488            155,350
   Brasmotor, SA, pfd. .............................................Multi-Industry                     4,906,000            483,545
   Centrais Eletricas Brasileiras, SA ..............................Utilities Electrical & Gas        99,820,000          4,963,944
   Centrais Eletricas Brasileiras, SA, Class B, pfd. ...............Utilities Electrical & Gas       106,060,000          5,416,800
   Companhia Siderurgica Nacional ..................................Metals & Mining                   37,703,000          1,047,259
   Copene-Petroquimica do Nordeste SA, Class A, pfd. ...............Chemicals                          2,975,700            906,535
   Duratex, SA, pfd. ...............................................Forest Products & Paper           50,115,800          1,975,803
   Investimentos Itau, SA, pfd. ....................................Multi-Industry                     1,884,200          1,468,800
   aMannesmann, SA .................................................Machinery & Engineering            2,224,000            261,049
   aMannesmann, SA, pfd. ...........................................Machinery & Engineering              362,700             45,498
   Petrobras-Petroleo Brasileiro, SA, pfd. .........................Energy Sources                    25,255,000          5,906,147
   Telecomunicacoes Brasileiras-Telebras, SA .......................Telecommunications                29,560,000          3,006,191
   aUniao de Bancos Brasileiros, SA, pfd............................Banking                           15,439,000          1,051,354
                                                                                                                       -------------
                                                                                                                         32,226,153
                                                                                                                       -------------
   China 2.2%
   China Southern Glass Co., Ltd., Class B .........................Building Materials & Components    2,224,446            625,796
   Chiwan Wharf Holdings, Ltd., Class B ............................Transportation                     1,132,000            356,443
   aLuoyang Glass Co., Ltd., Class H ...............................Misc Materials & Commodities       2,175,000            196,477
   Shandong Huaneng Power Co., Ltd., Sponsored ADR .................Utilities Electrical & Gas            96,500            663,437
   aShanggone Co., Ltd., Class B ...................................Machinery & Engineering              233,400             20,539
   Shanghai Chlor-Alkali Chemical Co., Ltd., Class B ...............Chemicals                          1,332,900            229,259
   aShanghai Dazhong Taxi Shareholding Co., Ltd., Class B ..........Transportation                       627,300            469,220
   aShanghai Jin Jiang Tower Co., Ltd., Class B ....................Leisure & Tourism                  2,033,600            378,250
   aShanghai Lujiaxui Finance & Trade Zn Dev Stock Co., Ltd, Class BReal Estate                          358,900            279,942
   Shanghai New Asia Group Co., Ltd., Class B ......................Food & Household Products           189,940              51,284
   Shanghai Petrochemical Co., Ltd., Class H .......................Chemicals                          1,860,000            290,437
   aShanghai Refrigerator Compressor Co., Ltd., Class B ............Industrial Components                594,480            165,265
   aShanghai Shangling Electric Appliance, Class B .................Appliances & Household Durables     340,730              70,190
   China (cont.)
   Shanghai Tyre & Rubber Co., Ltd., Class B .......................Industrial Components              1,338,700          $ 334,675
   aShanghai Vacuum Electron Devices Co., Ltd., Class B ............Appliances & Household Durables    1,744,361            261,654
   Shanghai Yaohua Pilkington Glass, Class B .......................Building Materials & Components      647,600             89,369
   Shenzhen Vanke Co., Ltd., Class B ...............................Real Estate                        2,676,061          1,554,042
                                                                                                                       -------------
                                                                                                                          6,036,279
                                                                                                                       -------------
   Czech Republic 1.8%
   aCEZ ............................................................Utilities Electrical & Gas           117,430          3,853,671
   Elektrarny Opatovice, AS ........................................Energy Sources                            17              1,971
   Komercni Banka, AS ..............................................Banking                                1,000             37,732
   Komercni Banka, AS, GDR .........................................Banking                                4,000             49,000
   aSPT Telecom, AS ................................................Telecommunications                     4,610            493,176
   Tabak, AS .......................................................Beverages & Tobacco                      130             29,694
   aUnipetrol, fgn. ................................................Chemicals                            212,938            612,475
                                                                                                                       -------------
                                                                                                                          5,077,719
                                                                                                                       -------------
   Ghana .4%
   Ashanti Goldfields Co., Ltd., Sponsored GDR .....................Metals & Mining                      165,164          1,238,730
                                                                                                                       -------------
   Greece 3.7%
   Alpha Credit Bank ...............................................Banking                               48,558          2,835,472
   Alpha Leasing, SA  ..............................................Financial Services                    30,480            601,332
   Delta Dairy, SA .................................................Food & Household Products             71,390            809,850
   Ergo Bank, SA ...................................................Banking                               13,873            717,476
   Etba Leasing.....................................................Financial Services                    40,690            336,873
   Hellas Can Sa Packaging Manufacturers ...........................Metals & Mining                       36,250            523,604
   Hellenic Telecommunications Organizations, SA ...................Telecommunications                    26,360            540,480
   Hellenic Telecommunications Organizations, SA, 144A .............Telecommunications                   124,800          2,558,873
   aNational Bank of Greece, SA ....................................Banking                                1,184            104,260
   Titan Cement, Co., reg. .........................................Building Materials & Components       26,240          1,197,139
                                                                                                                       -------------
                                                                                                                         10,225,359
                                                                                                                       -------------
   Hong Kong 8.3%
   Cheung Kong Holdings, Ltd. ......................................Real Estate                          658,000          4,309,395
   Cross Harbour Tunnel Co., Ltd. ..................................Transportation                        34,000             57,917
   Dairy Farm International Holdings, Ltd...........................Merchandising                        241,445            260,761
   Goldlion Holdings, Ltd...........................................Textiles & Apparel                   130,000             43,199
   Great Wall Electronic International, Ltd. .......................Electrical & Electronics             693,102             53,666
   Hang Lung Development ...........................................Real Estate                        2,366,000          3,328,094
   Henderson China Holdings Limited ................................Real Estate                           14,000             11,201
   Hong Kong & Shanghai Hotels, Ltd. ...............................Leisure & Tourism                    731,000            603,742
   Hong Kong Electric Holdings, Ltd. ...............................Utilities Electrical & Gas           334,400          1,270,884
   Hopewell Holdings, Ltd.  ........................................Construction & Housing               347,000             86,425
   HSBC Holdings, Plc. .............................................Banking                              192,063          4,734,034
   IMC Holdings, Ltd. ..............................................Transportation                       120,000             30,972
   Jardine Matheson Holdings, Ltd. .................................Multi-Industry                        24,618            125,552
   Jardine Strategic Holdings, Ltd. ................................Multi-Industry                        98,125            259,050
   K Wah International Holdings, Ltd. ..............................Building Materials & Components    1,013,418            177,861
   aLai Fung Holdings, Ltd. ........................................Real Estate                           14,952              5,161
   Lai Sun Development Co., Ltd. ...................................Real Estate                          747,600            246,016
   Lai Sun Garment International, Ltd. .............................Multi-Industry                       507,000            315,689
   aLai Sun Hotels International Ltd., warrants ....................Leisure & Tourism                    111,651                432
   Laws International Holdings, Ltd. ...............................Textiles & Apparel                   882,000            121,789
   New World Development Co., Ltd. .................................Real Estate                          705,127          2,438,689
   Semi-Tech (Global) Co., Ltd. ....................................Appliances & Household Durables   1,353,201             221,779
   aSemi-Tech (Global) Co., Ltd., warrants .........................Appliances & Household Durables       31,159              1,126
   Sun Hung Kai & Co., Ltd. ........................................Financial Services                 1,119,400            193,573
   aSun Hung Kai & Co., Ltd, warrants ..............................Financial Services                    42,080              1,439
   Sun Hung Kai Properties, Ltd.  ..................................Real Estate                          253,000          1,763,066
   Swire Pacific Ltd., Class A .....................................Multi-Industry                       210,000          1,151,762
   Swire Pacific Ltd., Class B .....................................Multi-Industry                       182,000            184,372

   Hong Kong (cont.)
   Wheelock & Co. Ltd. .............................................Multi-Industry                       673,000          $ 785,992
   Yue Yuen Industrial Holdings ....................................Recreation & Other Consumer Goods    177,200            375,026
                                                                                                                       -------------
                                                                                                                         23,158,664
                                                                                                                       -------------
   India 3.3%
   aAndhra Valley Power Supply Co., Ltd. ...........................Utilities Electrical & Gas             3,550              7,222
   Arvind Mills, Ltd................................................Textiles & Apparel                   143,000            321,932
   aBajaj Auto, Ltd.................................................Automobiles                            6,400             98,776
   Bank of Baroda...................................................Banking                               95,700            269,767
   Bharat Petroleum Corp., Ltd. ....................................Energy Sources                         4,800             50,969
   Bombay Dyeing & Manufacturing Co., Ltd. .........................Chemicals                              6,700             16,964
   BSES, Ltd. ......................................................Utilities Electrical & Gas             3,200             13,959
   Cochin Refineries, Ltd. .........................................Energy Sources                        71,200            308,776
   Grasim Industries, Ltd. Ord INR 10 ..............................Multi-Industry                        48,900            435,360
   Great Eastern Shipping Co. ......................................Transportation                       297,800            349,459
   Gujarat Ambuja Cements, Ltd. ....................................Building Materials & Components        2,200             15,490
   Gujarat Industries Power, Ltd. ..................................Energy Equipment & Services           52,100             34,888
   Gujarat Narmada Valley Fertilizers Co., Ltd. ....................Chemicals                              7,000              3,973
   Hindalco Industries .............................................Metals & Mining                        2,375             45,016
   aHindustan Organic Chemicals, Ltd. ..............................Chemicals                             25,900              9,514
   Hindustan Petroleum Corp., Ltd. .................................Energy Sources                        41,400            511,691
   India Cements, Ltd. .............................................Building Materials & Components       61,600            105,286
   India Cements, Ltd., GDR ........................................Building Materials & Components        3,051              5,797
   Indian Aluminium Co., Ltd. ......................................Metals & Mining                       47,500             89,365
   Indian Petrochemicals Corp., Ltd. ...............................Chemicals                            207,200            373,964
   Indian Rayon & Industries, Ltd. .................................Multi-Industry                        30,525            144,254
   Indian Rayon & Industries, Ltd., GDR ............................Multi-Industry                        10,670             45,345
   Indo Gulf Fertilisers & Chemicals Corp., Ltd. ...................Chemicals                            143,300            134,344
   Industrial Credit & Investment Corp. of India (ICICI) ...........Financial Services                   190,480            371,728
   Industrial Development Bank of India ............................Banking                              166,300            392,417
   ITC Bhadrachalam Paperboards, Ltd. ..............................Forest Products & Paper               66,700             59,128
   Larsen and Toubro, Ltd. .........................................Multi-Industry                       179,250            927,116
   Madras Cements...................................................Building Materials & Components          400             46,684
   aMahanagar Telephone Nigam, Ltd. ................................Telecommunications                     9,400             61,867
   National Aluminium Co., Ltd. ....................................Metals & Mining                      598,100            450,101
   Oriental Bank of Commerce .......................................Banking                              294,800            483,186
   Reliance Industries, Ltd. .......................................Chemicals                            115,400            487,212
   Shipping Corporation of India, Ltd. .............................Transportation                       182,200            209,158
   Steel Authority of India, Ltd. ..................................Metals & Mining                      483,000            120,134
   Steel Authority of India, Ltd, GDR, Reg S .......................Metals & Mining                       25,000             80,000
   Sterlite Industries (India), Ltd. ...............................Metals & Mining                        9,100             46,080
   Tata Chemicals, Ltd. ............................................Chemicals                             76,350            290,208
   Tata Engineering & Locomotive Co. Telco .........................Machinery & Engineering              188,500          1,424,570
   Tata Hydro-Electric Power, Co. ..................................Utilities Electrical & Gas            20,000             38,138
   Tata Iron & Steel Co., Ltd. .....................................Metals & Mining                       97,450            333,741
   Thermax, Ltd. ...................................................Energy Equipment & Services            3,200             14,204
   Wockhardt........................................................Health & Personal Care                 1,800              8,483
                                                                                                                       -------------
                                                                                                                          9,236,266
                                                                                                                       -------------
   Indonesia 2.2%
   Asia Pulp & Paper Co., Ltd., Sponsored ADR ......................Forest Products & Paper               49,500            498,094
   PT Bank Dagang Nasional Indonesia, fgn. .........................Banking                            1,771,000            112,700
   aPT Bank Dagang Nasional Indonesia, warrants ....................Banking                              253,000              2,346
   PT Bank Danamon, fgn. ...........................................Banking                            1,098,000             69,873
   aPT Bank International Indonesia, fgn. ..........................Banking                              600,000             35,455
   PT Bank PDFCI, fgn. .............................................Banking                              570,500            181,523
   PT Barito Pacific Timber, fgn. ..................................Forest Products & Paper            2,659,000            761,441
   PT BBL Dharmala Finance, fgn. ...................................Financial Services                   150,000             43,636
   PT BDNI Capital Corp., fgn. .....................................Financial Services                   411,000             67,255
   PT Charoen Pokphand Indonesia ...................................Food & Household Products          2,493,750            136,023
   PT Ciputra Dev...................................................Real Estate                          800,000             36,364
   PT Dharmala Intiland, fgn. ......................................Real Estate                          372,400             86,329
   Indonesia (cont.)
   PT Gadjah Tunggal, TBK, fgn. ....................................Automobiles                        6,732,000          $ 642,600
   PT Hanjaya Mandala Sampoerna ....................................Beverages & Tobacco                  121,000             91,300
   PT Indah Kiat Pulp & Paper Corp., fgn. ..........................Forest Products & Paper            1,317,500            233,557
   aPT Indah Kiat Pulp & Paper Corp., rights .......................Forest Products & Paper              114,400              3,120
   PT Indocement Tunggal Prakar ....................................Building Materials & Components    1,150,500            376,527
   PT Indofoods Sukses Makmur ......................................Food & Household Products            230,520             75,443
   PT Indosat, fgn. ................................................Telecommunications                    59,000            109,418
   PT Inter-Pacific Bank, fgn. .....................................Banking                               12,000              3,382
   PT Jakarta International Hotel & Development ....................Real Estate                          481,500             94,111
   PT Japfa Comfeed Indonesia ......................................Food & Household Products            337,500             27,614
   PT Kalbe Farma ..................................................Health & Personal Care                84,500             14,980
   PT Modern Photo Film Co. ........................................Multi-Industry                       218,000             63,418
   PT Multibreeder Adirama Indonesia TBK ...........................Food & Household Products            441,750             14,056
   PT Pabrik Kertas Tjiwi Kimia ....................................Forest Products & Paper            2,009,926            493,345
   aPT Pabrik Kertas Tjiwi Kimia, warrants .........................Forest Products & Paper              169,155              9,842
   PT Pakuwon Jati..................................................Real Estate                          383,500             31,377
   PT Semen Cibinong, loc.  ........................................Building Materials & Components      746,500             33,932
   PT Semen Gresik..................................................Building Materials & Components      318,500            186,757
   PT Sinar Mas Agro Resources & Technology Corp. ..................Food & Household Products            745,800             64,410
   PT Sinar Mas Multi Artha, fgn. ..................................Financial Services                 3,099,250            380,363
   aPT Sinar Mas Multi Artha, fgn., warrants .......................Financial Services                   232,440              2,958
   PT Sumalindo Lestari Jaya TBK ...................................Forest Products & Paper              349,000             49,177
   PT Summarecon Agung .............................................Real Estate                          678,069             43,150
   PT Tambang Timah, fgn. ..........................................Metals & Mining                      869,000            932,200
   PT Tempo Scan Pacific ...........................................Health & Personal Care               185,000             14,295
   PT Ultra Jaya Milk ..............................................Food & Household Products            338,500             61,545
   PT Unggul Indah Corp. ...........................................Chemicals                            136,400             32,860
   PT United Tractors ..............................................Machinery & Engineering              356,000             42,073
                                                                                                                       -------------
                                                                                                                          6,158,849
                                                                                                                       -------------
   Israel 1.1%
   Bank Hapoalim BM.................................................Banking                              329,883            791,093
   Clal Industries, Ltd. ...........................................Multi-Industry                       225,232          1,266,027
   Discount Investment Corp. .......................................Multi-Industry                        17,970            502,001
   First International Bank of Israel ..............................Banking                                  248            182,145
   Koor Industries, Ltd. ...........................................Multi-Industry                         2,966            328,411
                                                                                                                       -------------
                                                                                                                          3,069,677
                                                                                                                       -------------
   Jordan .1%
   aJordan Cement Factories, Ltd. ..................................Building Materials & Components       36,000            153,289
                                                                                                                       -------------
   Malaysia 1.8%
   Berjaya Singer, Bhd. ............................................Appliances & Household Durables      418,000            133,261
   Berjaya Singer, Bhd, fgn. .......................................Appliances & Household Durables       89,000             28,374
   Boustead Holdings, Bhd., fgn. ...................................Food & Household Products            314,000            259,951
   aEdaran Otomobil Nasional, Bhd. .................................Automobiles                            1,000              2,044
   Federal Flour Mills, Bhd. .......................................Food & Household Products            103,000             82,093
   Genting, Bhd.....................................................Leisure & Tourism                    219,400            549,981
   Hong Leong Industries, Bhd. .....................................Multi-Industry                       313,200            318,877
   aHong Leong Industries, Bhd., fgn., warrants ....................Multi-Industry                        38,000              3,517
   Hong Leong Properties, Bhd., fgn. ...............................Real Estate                          233,000             42,532
   Island & Peninsula, Bhd., fgn. ..................................Real Estate                          413,000            276,077
   Kian Joo Can Factory, Bhd. ......................................Industrial Components                  9,000              8,006
   Leader Universal Holdings, Bhd. .................................Industrial Components                880,000            271,500
   Malaysian Airline System, Bhd. ..................................Transportation                       113,000             90,644
   Malaysian International Shipping, Bhd., fgn. ....................Transportation                       256,666            376,140
   MBF Capital, Bhd. ...............................................Financial Services                   517,000            120,294
   MBF Capital, Bhd., fgn. .........................................Financial Services                   200,000             46,536
   Oriental Holdings, Bhd. .........................................Automobiles                            3,000              3,671
   aPerlis Plantations Oil Palms, Bhd. .............................Multi-Industry                           625                482
   Perlis Plantations Oil Palms, Bhd., fgn. ........................Multi-Industry                       237,500            335,840
   Perusahaan Otomobil Nasional, Bhd., fgn. ........................Automobiles                          213,000            208,099
   Public Bank, Bhd. ...............................................Banking                              166,000             51,642
   Malaysia (cont.)
   iRenong, 4.00%, conv., 5/22/01 ..................................Multi-Industry                        26,800 MYR        $ 2,825
   aRenong, Bhd.....................................................Multi-Industry                     1,833,000            848,284
   aRenong, Bhd., warrants .........................................Multi-Industry                        16,750              2,153
   Resorts World, Bhd. .............................................Leisure & Tourism                    467,000            786,438
   Shangri-La Hotels (Malaysia), Bhd. ..............................Leisure & Tourism                    726,000            197,856
   Shangri-La Hotels (Malaysia), Bhd., fgn. ........................Leisure & Tourism                    237,000             64,589
                                                                                                                       -------------
                                                                                                                          5,111,706
                                                                                                                       -------------
   Mexico 16.1%
   aCemex SA, Class B ..............................................Building Materials & Components    1,846,000          9,858,447
   aCifra SA de CV..................................................Merchandising                        160,640            396,101
   Cifra SA de CV, Series C ........................................Merchandising                      3,087,085          6,923,516
   Coca Cola Femsa, SA, Sponsored ADR ..............................Beverages & Tobacco                   23,400          1,357,200
   Cydea, SA de CV .................................................Chemicals                             97,938            273,044
   DESC, SA, Class B ...............................................Multi-Industry                        98,034            936,549
   DESC, SA, Class C ...............................................Multi-Industry                        12,515            117,854
   Fomento Economico Mexicano, SA de CV, Class B ...................Beverages & Tobacco                  159,000          1,270,739
   aGrupo Financiero Banamex Accival, SA, Class B ..................Banking                              766,000          2,292,163
   aGrupo Financiero Banamex Accival, SA, Class L ..................Banking                            1,106,137          2,850,833
   Grupo Financiero Bancomer, SA de CV, Class B ....................Banking                            4,238,000          2,730,636
   aGrupo Financiero Bancomer, SA de CV, Class L ...................Banking                            2,064,259            821,048
   aGrupo Financiero Serfin, SA de CV, Class B .....................Banking                            2,613,816            634,791
   Telefonos de Mexico SA, Class L, Sponsored ADR ..................Telecommunications                   205,000         11,492,812
   Vitro, SA .......................................................Food & Household Products            729,849          3,214,935
                                                                                                                       -------------
                                                                                                                         45,170,668
                                                                                                                       -------------
   Peru .7%
   Telefonica Del Peru, SA, Class B, ADR ...........................Telecommunications                    85,700          1,997,881
                                                                                                                       -------------
   Philippines .3%
   aA Soriano Corp. ................................................Multi-Industry                     2,375,000             92,654
   aBelle Corp......................................................Real Estate                           36,000              1,387
   Filinvest Development Corp. .....................................Real Estate                        2,381,000            199,886
   aKeppel Philippine Holdings Inc., Class B .......................Machinery & Engineering              690,000             41,570
   Metro Pacific Corp. .............................................Multi-Industry                        30,000                830
   aPhilex Mining Corp., Class B ...................................Metals & Mining                    5,146,500            127,074
   Philippine Commercial International Bank Inc. ...................Banking                               30,000             85,185
   aPhilippine National Bank  ......................................Banking                               24,970             54,872
   RFM Corp. .......................................................Food & Household Products            405,000             66,000
   RFM Corp., 10.00%, cvt., pfd. ...................................Food & Household Products             79,090              9,139
   aSoutheast Asia Cement Holdings Inc. ............................Building Materials & Components   10,000,000            130,864
                                                                                                                       -------------
                                                                                                                            809,461
                                                                                                                       -------------
   Poland 1.0%
   Bank Przemyslowo-Handlowy, SA ...................................Banking                               13,638            708,015
   Big Bank Gdanski, SA, Class G ...................................Banking                            1,067,350          1,044,640
   aBig Bank Gdanski, SA, GDR ......................................Banking                               15,333            233,833
   aImpexmetal, SA, Class A ........................................Metals & Mining                        7,000             56,000
   Mostostal Export, SA ............................................Construction & Housing                17,032             43,003
   aPolifarb Cieszyn Wroclaw, SA ...................................Chemicals                             13,013             61,650
   aPolifarb Cieszyu Wroclaw, SA, Class D ..........................Chemicals                              5,136             20,544
   aRaciborska Fabryka Kotlow, SA ..................................Energy Equipment & Services           10,000             26,667
   aRolimpex, SA ...................................................Wholesale & International Trade       53,051            120,399
   Warta, SA .......................................................Insurance                             25,000            297,163
   Wielkopolski Bank Kredytowy, SA .................................Banking                               14,742             74,024
   Zaklady Cementowo Wapiennicze Gorazdze Chorula ..................Building Materials & Components        8,385            206,949
                                                                                                                       -------------
                                                                                                                          2,892,887
                                                                                                                       -------------
   Portugal 3.5%
   Banco Comercial Portugues, SA ...................................Banking                              277,594          5,677,065
   Banco Espirito Santo e Comercial de Lisboa ......................Banking                              110,880          3,299,591
   Banco Totta & Acores, SA ........................................Banking                                9,074            178,177
   Espirito Santo Financial Holding, SA, ADR .......................Banking                                6,740            136,906
   Portugal (cont.)
   aPortucel Industrial Empresa Product de Celulose, SA ............Forest Products & Paper               62,900          $ 383,791
   Sociedade Portuguesa de Celulose, SA ............................Forest Products & Paper                5,110            144,374
                                                                                                                       -------------
                                                                                                                          9,819,904
                                                                                                                       -------------
   Singapore 3.2%
   Acer Computer International, Ltd. ...............................Electrical & Electronics             293,000            269,560
   aAcer Computer International, Ltd., warrants ....................Electrical & Electronics              22,000              2,530
   Acma, Ltd. ......................................................Electrical & Electronics              87,000             59,875
   Acma, Ltd., fgn..................................................Electrical & Electronics             184,000            126,633
   aAcma, Ltd., fgn., warrants .....................................Electrical & Electronics              46,000              3,139
   British American Tobacco, Ltd. ..................................Beverages & Tobacco                   18,000             53,984
   Cycle & Carriage, Ltd. ..........................................Wholesale & International Trade      108,000            445,328
   First Capital Corp., Ltd. .......................................Real Estate                          297,000            274,886
   First Capital Corp., Ltd., fgn. .................................Real Estate                          351,000            324,865
   Fraser and Neave, Ltd., fgn. ....................................Beverages & Tobacco                   30,000            129,932
   GP Batteries International, Ltd. ................................Electrical & Electronics              71,000            184,503
   aGP Batteries International, Ltd., warrants .....................Electrical & Electronics              18,000             14,737
   Hai Sun Hup Group, Ltd. .........................................Transportation                     1,698,000            685,043
   aHai Sun Hup Group, Ltd., warrants ..............................Transportation                       391,200             31,333
   Hinds Hotels International, Ltd. ................................Leisure & Tourism                    167,000            143,667
   Hinds Hotels International, Ltd., fgn. ..........................Leisure & Tourism                    177,000            152,269
   Hour Glass, Ltd. ................................................Merchandising                        100,000             38,564
   aInchcape, Bhd., fgn. ...........................................Wholesale & International Trade      377,000            579,312
   Inchcape Marketing Services, fgn. ...............................Broadcasting & Publishing            377,000            111,836
   Isetan (Singapore), Ltd., fgn. ..................................Merchandising                         75,500            112,880
   Jurong Shipyard,Ltd., fgn. ......................................Machinery & Engineering              227,000          1,077,425
   Keppel Corp., Ltd. ..............................................Transportation                       110,000            315,871
   MCL Land, Ltd. ..................................................Real Estate                          585,000            338,401
   Metro Holdings, Ltd., fgn. ......................................Wholesale & International Trade      100,000            123,999
   Natsteel, Ltd. ..................................................Metals & Mining                       78,000            105,512
   Natsteel, Ltd., fgn. ............................................Metals & Mining                      476,000            643,892
   Neptune Orient Lines, Ltd. ......................................Transportation                         3,000              1,184
   Osprey Maritime, Ltd. ...........................................Transportation                       367,000            293,948
   aOsprey Maritime, Ltd., conv., pfd. .............................Transportation                        96,120             43,911
   Overseas Union Enterprise, Ltd. .................................Leisure & Tourism                    131,000            313,996
   Robinson & Co., Ltd. ............................................Merchandising                         19,200             68,348
   Sembawang Corp., Ltd. ...........................................Multi-Industry                       429,000            916,286
   United Industrial Corporation Ltd. ..............................Real Estate                          164,000             64,218
   United Industrial Corporation Ltd., fgn. ........................Real Estate                        1,779,000            696,612
   Van Der Horst, Ltd. .............................................Machinery & Engineering              198,000             75,770
   WBL Corp., Ltd. .................................................Multi-Industry                       108,000             99,958
                                                                                                                       -------------
                                                                                                                          8,924,207
                                                                                                                       -------------
   Slovak Republic .5%
   Nafta Gbely, AS..................................................Utilities Electrical & Gas             7,600            268,987
   Slovnaft, AS.....................................................Chemicals                             28,010            748,634
   Vychodoslovenske Zeleziarne, AS .................................Metals & Mining                       20,000            392,460
                                                                                                                       -------------
                                                                                                                          1,410,081
                                                                                                                       -------------
   South Africa 3.6%
   Aeci, Ltd. ......................................................Chemicals                             22,000             68,715
   Alpha, Ltd. .....................................................Building Materials & Components       14,000            155,348
   Anglo American Industrial Corp., Ltd. ...........................Multi-Industry                        30,455            738,461
   Anglovaal Industried, Ltd. ......................................Multi-Industry                        94,715            175,164
   Bonnita Holdings, Ltd. ..........................................Food & Household Products             80,000             20,549
   BTR Dunlop, Ltd. ................................................Industrial Components                656,000            202,199
   CG Smith, Ltd. ..................................................Multi-Industry                        73,000            300,010
   Del Monte Royal Foods, Ltd. .....................................Food & Household Products          1,762,900          1,159,207
   Edgars Stores, Ltd...............................................Textiles & Apparel                    11,203            191,071
   Engen, Ltd. .....................................................Energy Sources                       361,029          1,836,118
   First National Bank Holdings, Ltd. ..............................Banking                               24,600            218,627
   Foodcorp, Ltd. ..................................................Food & Household Products             10,722             55,081
   South Africa (cont.)
   Kersaf Investments, Ltd. ........................................Leisure & Tourism                    101,800          $ 533,422
   Malbak, Ltd. ....................................................Multi-Industry                        31,575             30,819
   McCarthy Retail, Ltd. ...........................................Appliances & Household Durables       74,266            152,607
   iMcCarthy Retail, Ltd., cvt., zero coupon 9/30/03 ...............Appliances & Household Durables       17,000 ZAR         33,186
   Palabora Mining Co., Ltd. .......................................Metals & Mining                      107,001          1,097,173
   aRainbow Chicken, Ltd. ..........................................Food & Household Products            319,985             13,808
   Rembrandt Group, Ltd. ...........................................Multi-Industry                         9,970             72,729
   Reunert, Ltd. ...................................................Electrical & Electronics             276,500            448,854
   Sappi, Ltd. .....................................................Forest Products & Paper              128,351            646,173
   South African Breweries, Ltd. ...................................Beverages & Tobacco                   20,828            513,585
   South African Iron & Steel Industrial Corp., Ltd. ...............Metals & Mining                    2,534,412            749,934
   Sun International (South Africa), Ltd. ..........................Leisure & Tourism                  1,066,585            438,338
   Toyota South Africa Limited .....................................Automobiles                           22,000            114,148
   Voltex Holdings, Ltd. ...........................................Electrical & Electronics             153,907             79,065
                                                                                                                       -------------
                                                                                                                         10,044,391
                                                                                                                       -------------
   South Korea 1.1%
   Asia Cement Co., Ltd. ...........................................Building Materials & Components       16,140             77,605
   Boram Bank Co., Ltd. ............................................Banking                              101,230            246,655
   BYC Co., Ltd. ...................................................Textiles & Apparel                     2,760            121,310
   Central Banking Corp. ...........................................Financial Services                    27,375             13,243
   Cho Hung Bank Co., Ltd. .........................................Banking                              100,000            204,425
   Cho Hung Bank Co., Ltd., GDR ....................................Banking                               54,000            102,600
   Dae Duck Electronics Co., Ltd. ..................................Electrical & Electronics                 820             23,052
   Daegu Bank Co., Ltd. ............................................Banking                              110,168            248,284
   Daewoo Electronics, Co. .........................................Electrical & Electronics              40,000            105,841
   Daewoo Electric Components Co., Ltd. ............................Electronic Components & Instruments    9,000             18,982
   aDongbu Steel Co., Ltd., fgn. ...................................Metals & Mining                        7,000             19,658
   Dongkuk Steel Mill Co., Ltd. ....................................Metals & Mining                       21,000             83,071
   Hae In Corp., Ltd. ..............................................Merchandising                          1,000             18,555
   Hana Bank .......................................................Banking                                9,008             50,115
   Hana Bank, GDR...................................................Banking                               84,572            496,863
   Hankook Cosmetics Co., Ltd. .....................................Health & Personal Care                 3,950             15,905
   aHotel Shilla, Co. ..............................................Leisure & Tourism                      9,200             19,350
   aKorea Express Co., Ltd. ........................................Transportation                         9,000             35,310
   Kyong Nam Bank...................................................Banking                               59,410            131,410
   LG Electronics, Inc..............................................Electrical & Electronics              27,000            204,690
   LG Industrial Systems, Ltd. .....................................Electrical & Electronics              16,000             62,773
   Moon Bae Steel Co., Ltd. ........................................Metals & Mining                        1,000             12,920
   Saehan Precision Co., Ltd. ......................................Electrical & Electronics               4,111             32,136
   Samsung Display Devices (L), Ltd. ...............................Electrical & Electronics               9,130            171,558
   aSamsung Heavy Industries Co., Ltd. .............................Machinery & Engineering               44,000             97,605
   Shin Poong Paper Manufacturing Co., Ltd. ........................Forest Products & Paper                2,720             15,245
   Ssangyong Oil Refining Co., Ltd. ................................Energy Equipment & Services           71,640            303,044
   Tong Yang Merchant Bank .........................................Financial Services                    74,096            146,443
                                                                                                                       -------------
                                                                                                                          3,078,648
                                                                                                                       -------------
   Sri Lanka .2%
   Associated Motorways, Ltd. ......................................Automobiles                            7,960              5,156
   National Develpoment Bank of Sri Lanka ..........................Banking                              130,000            483,684
                                                                                                                       -------------
                                                                                                                            488,840
                                                                                                                       -------------
   Thailand 5.1%
   Advanced Info. Service, Ltd., fgn. ..............................Telecommunications                    87,300            429,038
   American Standard Sanitaryware (THB) Public Co., Ltd., fgn. .....Building Materials & Components       30,800            151,368
   Asia Credit Public Co., Ltd., fgn. ..............................Financial Services                    22,900              5,015
   Asia Credit Public Co., Ltd., loc. ..............................Financial Services                   158,000             34,605
   Ayudhya Insurance Public Co., Ltd., fgn. ........................Insurance                             49,100            187,797
   Bangkok Bank Public Co., Ltd. ...................................Banking                              838,400          1,540,650
   Bangkok Insurance ...............................................Insurance                             37,000            213,462
   Bangkok Insurance, fgn. .........................................Insurance                              4,900             40,833
   Bank of Ayudhya Public Co., Ltd., fgn. ..........................Banking                              996,000            415,000
   Thailand (cont.)
   Banpu Public Co., Ltd. ..........................................Energy Sources                        27,000           $ 75,000
   Chareon Pokphand Feedmill Public Co., Ltd., fgn. ................Food & Household Products            335,700            832,077
   Charoen Pokphand Feedmill Public Co., Ltd. ......................Food & Household Products            153,300            186,712
   Dusit Thani Public Company, Ltd., fgn. ..........................Leisure & Tourism                     75,500             57,270
   First Bangkok City Bank Public Co., Ltd., fgn. ..................Banking                              659,000            132,363
   First Bangkok City Bank Public Co., Ltd., loc. ..................Banking                              137,115             27,833
   aFirst Bangkok City Bank Public Co., Ltd., SEC ..................Banking                              262,885             53,363
   Hana Microelectronics Co., Ltd., fgn. ...........................Electrical & Electronics             174,618            400,166
   Hana Microelectronics Co., Ltd., loc. ...........................Electrical & Electronics              39,891             80,549
   aHana Microelectronics Co., Ltd., SEC ...........................Electronic Components & Instruments   39,891             80,549
   Hua Thai Manufacturing Public Co., Ltd. .........................Textiles & Apparel                    16,000             13,333
   Industrial Finance Corp. of Thailand, fgn. ......................Banking                              787,881            124,579
   Industrial Finance Corp. of Thailand, loc. ......................Banking                              510,819             70,947
   Italian-Thai Development Public Co., Ltd., fgn. .................Construction & Housing               109,700             35,160
   Jasmine International Public Co., Ltd., fgn. ....................Telecommunications                 1,205,000            257,479
   aKarat Sanitaryware Public Co., Ltd., fgn. ......................Building Materials & Components      119,150             25,459
   Kian Gwan (Thailand) Public Co., Ltd., fgn. .....................Real Estate                           50,700             60,125
   Land and House Public Co, Ltd., fgn. ............................Multi-Industry                       272,556             55,909
   Land and House Public Co., Ltd., loc. ...........................Multi-Industry                       346,200             66,577
   aLand and House Public Co., Ltd., SEC ...........................Multi-Industry                       242,609             47,309
   Phatra Thanakit Public Co., Ltd., fgn. ..........................Multi-Industry                       485,300            277,388
   Phatra Thanakit Public Co., Ltd., loc. ..........................Multi-Industry                       596,000            286,538
   Regional Container Lines Public Co., Ltd., fgn. .................Transportation                       291,400            236,607
   Regional Container Lines Public Co., Ltd. .......................Transportation                        20,600             16,727
   aRoyal Ceramic Industry Public Co., Ltd., fgn. ..................Building Materials & Components      256,800              8,231
   Saha Pathanapibul Public Co., Ltd., fgn. ........................Food & Household Products             80,700             77,596
   Saha Union Public Co,. Ltd., fgn. ...............................Multi-Industry                       390,000            268,750
   Saha Union Public Co., Ltd., loc. ...............................Multi-Industry                       284,800            168,872
   Sanyo Universal Electric Public Co., Ltd., fgn. .................Appliances & Household Durables       47,800             10,469
   Serm Suk Public Co., Ltd., fgn. .................................Food & Household Products                700              4,936
   Serm Suk Public Co., Ltd., loc. .................................Food & Household Products             46,300            257,222
   Siam Cement Public Co., Ltd., fgn. ..............................Building Materials & Components       70,100            569,188
   Siam Cement Public Co., Ltd., loc. ..............................Building Materials & Components       63,600            326,154
   Siam City Bank Public Co., Ltd., fgn. ...........................Banking                            1,963,000            136,319
   Siam Commercial Bank ............................................Banking                              552,333            577,188
   Siam Commercial Bank, Ltd., fgn. ................................Banking                              569,800            669,637
   aSiam Makro Public Company, Ltd., fgn. ..........................Merchandising                        200,000            245,727
   aSino-Thai Engineering & Construction Public Co., fgn. ..........Construction & Housing               118,900             15,244
   Thai Airways International Public Co., Ltd., fgn. ...............Transportation                       477,700            546,089
   Thai Asahi Glass Public Co., Ltd. ...............................Building Materials & Components      116,410             26,739
   Thai Farmers Bank Public Co., Ltd. ..............................Banking                            2,153,300          2,760,641
   Thai Investments and Securities Ltd. ............................Financial Services                   368,100            117,981
Thai Petrochemical Industry Public Co., Ltd., fgn. .................Chemicals                          1,469,520            144,440
   Thai Plastic and Chemical Co., Ltd., fgn. .......................Chemicals                              2,200              4,266
   Thai Rayon Public Co., Ltd., fgn. ...............................Textiles & Apparel                     2,525              3,399
   Thai Rayon Public Co., Ltd., loc. ...............................Textiles & Apparel                    42,775             57,582
   aThai Telephone & Telecommunication Public Co., Ltd.,fgn. .......Telecommunications                   313,100             26,761
   Thai Wacoal Public Co., Ltd., fgn. ..............................Textiles & Apparel                    26,400             50,769
   Thai Wah Public Co., Ltd., fgn. .................................Multi-Industry                         8,450                587
   Tipco Asphalt Public Co., Ltd., fgn. ............................Building Materials & Components      112,000             90,940
   Total Access Communication Public Co., Ltd. .....................Telecommunications                   272,000             92,480
   United Communications Industries, fgn. ..........................Multi-Industry                       534,200            222,583
   United Motor Works (Siam) Public Co., Ltd. ......................Machinery & Engineering                4,500              2,236
                                                                                                                       -------------
                                                                                                                         14,180,963
                                                                                                                       -------------
   Turkey 9.6%
   Akbank...........................................................Banking                          103,316,223          9,097,810
   Alarko Gayrimenkul Yatirim Ortakigi, AS .........................Real Estate                          626,000             16,915
   Alarko Sanayii ve Ticaret, SA ...................................Appliances & Household Durables    2,839,999            270,639
   aAnadolu Anonim Turk Sigorta Sirketi ............................Insurance                          4,705,000            149,834
   aAnadolu Anonim Turk Sigorta Sirketi, new .......................Insurance                          4,688,000            149,292
   Turkey (cont.)
   Arcelik, AS .....................................................Appliances & Household Durables    5,678,456          $ 534,282
   Beko Elektronik, AS .............................................Appliances & Household Durables    7,018,150            431,756
   Borusan, AS .....................................................Industrial Components              1,514,000             70,860
   Cimentas Izmir Cimento Fabrikasi Turk, AS .......................Building Materials & Components    3,223,070            353,799
   Cimsa Cimento Sanayi ve Ticaret, AS .............................Building Materials & Components    2,523,000            136,954
   Erciyas Biracilik ...............................................Food & Household Products          3,392,000            474,635
   Eregli Demir ve Celik Fabrikalari, AS  ..........................Metals & Mining                   17,375,000          2,682,750
   Izocam Ticaret ve Sanayii, AS, br. ..............................Building Materials & Components    4,477,142            155,539
   Kartonsan........................................................Forest Products & Paper            1,041,000             64,042
   Koc Holding, AS..................................................Multi-Industry                    12,375,245          2,896,016
   Marshall Boya ve Vernik Sanayii, AS .............................Industrial Components              1,545,528            216,262
   aNetas Northern Electric Telekomunic Asyon, AS ..................Electrical & Electronics           1,325,000            479,493
   Petkim Petrokimya Holding, AS ...................................Chemicals                            280,000            151,990
   aSabanci Holdings, AS ...........................................Multi-Industry                       740,000             45,525
   aSabanci Holdings, AS, ADR  .....................................Multi-Industry                       300,000          4,575,000
   Tat Konserve Sanayii, AS ........................................Food & Household Products          5,244,662            247,998
   Tofas Turk Otomobil Fabrikasi, AS ...............................Automobiles                       15,321,025            868,623
   Turk Demir Dokum, br. ...........................................Appliances & Household Durables    4,645,993            257,799
   Turkiye Garanti Bankasi, AS .....................................Banking                           50,763,330          2,510,611
   Vakif Finansal Kiralama, AS......................................Financial Services                 5,353,359             68,451
                                                                                                                       -------------
                                                                                                                         26,906,875
                                                                                                                       -------------
   Venezuela  2.1%
   Ceramica Carabobo, CA, Class A ..................................Building Materials & Components      332,440            250,500
   Ceramica Carabobo, CA, Class A, ADR .............................Building Materials & Components      272,288            205,174
   aCorporacion Industrial Carabobo Saca SIC, Class B ..............Building Materials & Components    1,716,696             78,295
   Electricidad de Caracas .........................................Utilities Electrical & Gas         1,450,882          1,740,598
   aIndustrias Ventane .............................................Utilities Electrical & Gas           240,000             27,246
   aManufacturera de Aparatos Domesticos, SA .......................Appliances & Household Durables       10,000              7,932
   Mavesa, SA, ADR .................................................Food & Household Products            358,000          2,282,250
   Siderurgica Venezolana Sivensa Saica Svs., ADR ..................Metals & Mining                      118,560            496,491
   Siderurgica Venezolana Sivensa Saica Svs., ADR, Class B, new ....Metals & Mining                        7,968             37,130
   Venezolana de Cementos-Vencemos, #1 .............................Building Materials & Components      321,767            520,008
   Venezolana de Cementos-Vencemos, #2 .............................Building Materials & Components      220,161            352,747
                                                                                                                       -------------
                                                                                                                          5,998,371
                                                                                                                       -------------
   Zimbabwe .1%
   Delta Corp. .....................................................Multi-Industry                           600                404
   TA Holdings .....................................................Multi-Industry                        25,000              3,100
   Transarchipel Shipping, Ltd.- TSL ...............................Multi-Industry                       587,000             79,111
   Zimbabwe Sun, Ltd. ..............................................Multi-Industry                       881,488            137,807
                                                                                                                       -------------
                                                                                                                            220,422
                                                                                                                       -------------
   Total Long Term Investments (Cost $284,761,895) .................                                                    251,551,138
                                                                                                                       -------------
   dShort Term Investments 9.3%
   U.S. Treasury Bills, 4.89% to 5.18% with maturities to 3/26/98...                                  26,065,000         25,904,128
                                                                                                                       -------------
   (Cost $25,899,320)
   Total Investments (Cost $310,661,215) 99.2% .....................                                                    277,455,266
   Other Assets, less Liabilities .8% ..............................                                                      2,224,785
                                                                                                                       -------------
   Net Assets 100.0% ...............................................                                                   $279,680,051
                                                                                                                       =============


See currency abbreviations on page 147.

aNon-income producing.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
iQuantity shown represents principal amount in currency indicated.


FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997




                                                                                                          SHARES/
 Templeton Global Asset Allocation Fund                                               COUNTRY             RIGHTS            VALUE
 Common Stocks and Rights 52.2%
 Aerospace & Military Technology .1%
 Raytheon Co., Class A ..........................................................  United States            1,915          $ 94,433
                                                                                                                       -------------
 Automobiles .4%
aGeneral Motors Corp. ...........................................................  United States            2,700           163,688
 Volkswagen, AG .................................................................     Germany                 360           201,112
                                                                                                                       -------------
                                                                                                                            364,800
                                                                                                                       -------------
 Banking 1.9%
 Alpha Credit Bank ..............................................................     Greece                3,832           223,764
 Banco Bradesco, SA BBD, rights .................................................     Brazil            4,992,350            17,893
 Banque Nationale de Paris ......................................................     France                9,193           488,634
 Credit Suisse Group ............................................................   Switzerland             4,085           631,622
 Korea Long Term Credit Bank ....................................................   South Korea            33,346           204,601
 PT Bank Bali, fgn. .............................................................    Indonesia            247,500            32,625
 PT Lippo Bank, fgn. ............................................................    Indonesia            325,000            35,455
 Shinhan Bank ...................................................................   South Korea            32,330           144,102
 Thai Farmers Bank Public Co., Ltd., fgn. .......................................    Thailand              14,000            26,175
                                                                                                                       -------------
                                                                                                                          1,804,871
                                                                                                                       -------------
 Building Materials & Components 1.3%
 Gujarat Ambuja Cements, Ltd. ...................................................      India               22,600           159,122
 Gujarat Ambuja Cements, Ltd., GDR ..............................................      India               14,600           104,390
 Suez Cement Co. ................................................................      Egypt               45,299           918,628
                                                                                                                       -------------
                                                                                                                          1,182,140
                                                                                                                       -------------
 Business & Public Services 1.5%
 Columbia HCA Healthcare Corp. ..................................................  United States           13,600           402,900
aHumana, Inc. ...................................................................  United States           18,200           377,650
 Lex Service, Plc. .............................................................. United Kingdom           21,666           165,996
 SGS Societe Generale de Surveillance Holdings, SA, Class B .....................   Switzerland               115           220,299
 Wheelabrator Technologies, Inc. ................................................  United States           17,000           273,063
                                                                                                                       -------------
                                                                                                                          1,439,908
                                                                                                                       -------------
 Chemicals 1.8%
aBeijing Yanhua Petrochemical Co., Ltd., ADR ....................................      China               69,740           662,530
 Imperial Chemical Industries, Plc. ............................................. United Kingdom           30,000           463,145
 Rhone-Poulenc, SA, Class A .....................................................     France                9,870           442,129
 Shanghai Petrochemical Co., Ltd., Class H ......................................      China              834,000           130,228
                                                                                                                       -------------
                                                                                                                          1,698,032
                                                                                                                       -------------
 Data Processing & Reproduction 2.6%
a3com Corp. .....................................................................  United States           25,400           887,413
aBay Networks, Inc ..............................................................  United States           33,026           844,227
 International Business Machines Corp. ..........................................  United States            7,000           731,938
                                                                                                                       -------------
                                                                                                                          2,463,578
                                                                                                                       -------------
 Electrical & Electronics 2.1%
aDSC Communications Corp. .......................................................  United States            4,490           107,760
 Motorola, Inc. .................................................................  United States            4,310           245,939
 Philips Electronics, NV ........................................................   Netherlands            11,300           677,671
 Tadiran, Ltd., Sponsored ADR ...................................................     Israel               26,058           921,802
                                                                                                                       -------------
                                                                                                                          1,953,172
                                                                                                                       -------------
 Energy Equipment & Services .8%
 Sun Co., Inc. ..................................................................  United States           17,500           736,094
                                                                                                                       -------------
 Energy Sources .9%
 MOL Magyar Olay - Es Gazipari RT, GDS ..........................................     Hungary              12,107           294,200
 Rao Gazprom, ADR, Reg S ........................................................     Russia               14,201           340,114
 Societe Elf Aquitaine, SA ......................................................     France                1,805           209,936
                                                                                                                       -------------
                                                                                                                            844,250
                                                                                                                       -------------
 Financial Services 3.3%
 AXA-UAP, SA ....................................................................     France               14,631       $ 1,132,119
 Banca Fideuram, SpA ............................................................      Italy               74,700           332,117
 Merrill Lynch & Co., Inc. ......................................................  United States            6,100           444,919
 Morgan Stanley, Dean Witter Discover & Co. .....................................  United States           20,000         1,182,500
                                                                                                                       -------------
                                                                                                                          3,091,655
                                                                                                                       -------------
 Food & Household Products 1.3%
 Archer-Daniels Midland Co. .....................................................  United States           28,140           610,286
aBoston Chicken, Inc. ...........................................................  United States           18,800           121,025
 Chareon Pokphand Feedmill Public Co., Ltd., fgn. ...............................    Thailand              30,000            74,359
 IBP, Inc. ......................................................................  United States           19,500           408,281
                                                                                                                       -------------
                                                                                                                          1,213,951
                                                                                                                       -------------
 Forest Products & Paper 1.6%
aAsia Pacific Resources International Holdings, Ltd., Class A ...................    Indonesia             33,775            63,328
 Cartiere Burgo, SpA ............................................................      Italy               34,500           205,693
 Enso OY, Class R ...............................................................     Finland              10,000            77,626
 Georgia Pacific Corp. ..........................................................  United States            2,500           151,875
aGeorgia-Pacific Timber Group ...................................................  United States            2,500            56,719
 Mo Och Domsjoe, AB, Class B ....................................................     Sweden                9,575           247,217
aRepap Enterprises, Inc. ........................................................     Canada            4,876,190           614,194
 UPM-Kymmene Corp. ..............................................................     Finland               4,200            84,783
                                                                                                                       -------------
                                                                                                                          1,501,435
                                                                                                                       -------------
 Health & Personal Care .7%
aParagon Trade Brands, Inc. .....................................................  United States           24,800           319,300
aPlaytex Products, Inc. .........................................................  United States           29,000           297,250
                                                                                                                       -------------
                                                                                                                            616,550
                                                                                                                       -------------
 Industrial Components 1.0%
 BTR, Plc. ...................................................................... United Kingdom           63,400           194,194
 Goodyear Tire & Rubber Co. .....................................................  United States            3,600           229,050
 Madeco Manufacturera de Cobre, SA, ADR .........................................      Chile               18,685           284,946
 Yamato Kogyo Co., Ltd. .........................................................      Japan               37,000           222,448
                                                                                                                       -------------
                                                                                                                            930,638
                                                                                                                       -------------
 Insurance 5.9%
 Ace, Ltd. ......................................................................     Bermuda               8,400           810,600
 HIH Winterthur International Holdings, Ltd. ....................................    Australia             95,654           205,107
 ING Groep, NV ..................................................................   Netherlands             5,097           214,674
 Istituto Nazionale Delle Assicurazioni, SpA ....................................      Italy              233,000           472,586
 National Mutual Asia, Ltd. .....................................................    Hong Kong            489,000           485,908
 Partnerre, Ltd. ................................................................     Bermuda              17,500           811,563
 Scor ...........................................................................     France               18,000           860,746
 Torchmark Corp. ................................................................  United States           14,000           588,875
 UNUM Corp. .....................................................................  United States            8,000           435,000
 Zurich Versicherungsgesellschaft ...............................................   Switzerland             1,390           661,882
                                                                                                                       -------------
                                                                                                                          5,546,941
                                                                                                                       -------------
 Machinery & Engineering .1%
 Pacifica Group, Ltd. ...........................................................    Australia             42,439           140,677
                                                                                                                       -------------
 Merchandising 3.1%
aCifra, SA de CV ................................................................     Mexico               96,200           237,207
 Coles Myer, Ltd. ...............................................................    Australia             60,707           291,600
 David Jones, Ltd. ..............................................................    Australia            345,909           390,022
 Dayton-Hudson Corp. ............................................................  United States           10,000           675,000
 Hudson's Bay Co. ...............................................................     Canada               20,200           450,208

 Merchandising (cont.)
aLojas Americanas, SA, ADR ......................................................     Brazil               10,000          $ 46,593
 Somerfield, Plc. ............................................................... United Kingdom          222,600           765,910
                                                                                                                       -------------
                                                                                                                          2,856,540
                                                                                                                       -------------
 Metals & Mining 2.7%
 AK Steel Holding Corp. .........................................................  United States            5,720           101,173
aAngang New Steel Co., Ltd., Class H, 144A ......................................      China            2,022,000           300,077
 Anglo American Platinum Corp., Ltd. ............................................  South Africa               402             5,369
 British Steel, Plc. ............................................................ United Kingdom          206,500           446,827
 Companhia Siderurgica Nacional, Sponsored ADR ..................................     Brazil                7,700           198,756
 Companhia Siderurgica Nacional .................................................     Brazil           16,300,000           452,757
 Elkem, AS ......................................................................     Norway               14,800           196,664
 Oregon Steel Mills, Inc. .......................................................  United States            8,000           170,500
 Pohang Iron & Steel Co., Ltd. ..................................................   South Korea             6,690           180,965
 RGC, Ltd. ......................................................................    Australia             10,314            15,730
 Usinas Siderugicas de Minas Gerais, Sponsored ADR ..............................     Brazil               28,300           155,650
 Vale do Rio Doce, ADR ..........................................................     Brazil               15,100           303,745
                                                                                                                       -------------
                                                                                                                          2,528,213
                                                                                                                       -------------
 Miscellaneous Materials & Commodities
 Korea Chemical Co., Ltd. .......................................................   South Korea             1,580            26,287
                                                                                                                       -------------
 Multi-Industry 1.8%
 Alfa, SA de CV, Class A ........................................................     Mexico              127,251           862,478
 Harrisons & Crosfield, Plc. .................................................... United Kingdom          133,098           306,033
 La Cemento Nacional, SA, Sponsored GDR .........................................     Ecuador                 400            83,200
 La Cemento Nacional, SA, Sponsored GDR, 144A ...................................     Ecuador               1,400           291,200
 Metro Pacific Corp., MDI .......................................................   Philippines         4,426,706           122,418
                                                                                                                       -------------
                                                                                                                          1,665,329
                                                                                                                       -------------
 Real Estate 3.1%
 Cheung Kong Holdings, Ltd. .....................................................    Hong Kong             32,000           209,575
 Highwood Properties, Inc. ......................................................  United States           16,600           617,313
 Hon Kwok Land Investment Co., Ltd. .............................................    Hong Kong          1,226,456           221,582
 Intrawest Corp. ................................................................     Canada               15,200           265,911
 Post Properties, Inc. ..........................................................  United States            7,600           308,750
 Summit Properties, Inc. ........................................................  United States           15,000           316,875
 The Rouse Co. ..................................................................  United States           13,500           442,125
 Unibail Union du Credit Bail Immobilier ........................................     France                2,500           249,647
 Weeks Corp. ....................................................................  United States            7,500           240,000
                                                                                                                       -------------
                                                                                                                          2,871,778
                                                                                                                       -------------
 Recreation & Other Consumer Goods 1.2%
 Nintendo Co., Ltd. .............................................................      Japan                7,000           691,583
 Yue Yuen Industrial Holdings, Ltd. .............................................    Hong Kong            190,140           402,413
                                                                                                                       -------------
                                                                                                                          1,093,996
                                                                                                                       -------------
 Telecommunications 3.6%
 AT&T Corp. .....................................................................  United States            7,000           428,750
 British Telecommunications, Plc. ............................................... United Kingdom           65,000           512,149
 General Motors Corp., Class H ..................................................  United States            3,100           114,506
 Hong Kong Telecommunications, Ltd. .............................................    Hong Kong            296,000           609,266
 Oy Nokia, AB, Class A ..........................................................     Finland              12,400           866,990
 Telecom SA, Sponsored ADR ......................................................    Argentina              4,000           143,000
 Telefonos de Mexico, SA, Class L, Sponsored ADR ................................     Mexico                6,709           376,123
 U.S. West Communications Group .................................................  United States            6,000           270,750
                                                                                                                       -------------
                                                                                                                          3,321,534
                                                                                                                       -------------

 Textiles & Apparel .6%
aFruit of the Loom, Inc., Class A ...............................................  United States           12,450         $ 319,031
 Yizheng Chemical Fibre Co., Ltd., Class H ......................................      China            1,332,000           240,650
                                                                                                                       -------------
                                                                                                                            559,681
                                                                                                                       -------------
 Transportation 3.2%
 Danzas Holdings, AG ............................................................   Switzerland             1,445           283,731
 Great Eastern Shipping Co., Ltd., GDR 144A .....................................      India               86,700           474,683
aLandstar System, Inc. ..........................................................  United States           13,000           342,875
 Railtrack Group, Plc., 144A .................................................... United Kingdom           84,914         1,354,150
 Sea Containers, Ltd., Class A .................................................. United Kingdom            7,000           224,000
 Tranz Rail Holdings, Ltd., Sponsored ADR .......................................   New Zealand            27,180           312,570
                                                                                                                       -------------
                                                                                                                          2,992,009
                                                                                                                       -------------
 Utilities - Electrical & Gas 5.6%
 BG, Plc. ....................................................................... United Kingdom           35,294           158,825
 British Energy, Ltd., fgn. ..................................................... United Kingdom           66,780           471,062
 British Energy, Ltd., fgn., 144A ............................................... United Kingdom           47,700           336,473
 Cia Energetica de Minas Gerais, ADR ............................................     Brazil                7,500           325,859
 Entergy Corp. ..................................................................  United States           30,200           904,113
 Evn Energie-Versorgung Niederoesterreich AG ....................................     Austria               3,000           394,252
 Gas y Electricidad, SA .........................................................      Spain                4,300           310,469
 Hong Kong Electric Holdings, Ltd. ..............................................    Hong Kong            130,000           494,064
 Iberdrola, SA ..................................................................      Spain               20,500           269,790
 Korea Electric Power Corp. .....................................................   South Korea            39,730           366,829
aMosenergo, ADR .................................................................     Russia                7,099           269,762
 Mosenergo, ADR, 144A ...........................................................     Russia               10,000           380,000
 National Grid Holdings, Plc. ................................................... United Kingdom           93,800           447,140
 Texas Utilties Co. .............................................................  United States            1,400            58,188
                                                                                                                       -------------
                                                                                                                          5,186,826
                                                                                                                       -------------
 Total Common Stocks and Rights (Cost $42,573,074) ..............................                                        48,725,318
                                                                                                                       -------------
 Preferred Stocks 4.0%
aBanco Bradesco, SA, pfd. .......................................................     Brazil          116,766,000         1,150,868
 Cia de Inversiones en Telecomunicaciones, SA, cvt., pfd., 7.00%, 3/03/98 .......    Argentina              4,700           329,000
 Cia de Inversiones en Telecomunicaciones, SA, cvt., pfd., 144A, 7.00%, 3/03/98 .    Argentina              7,800           546,000
 Cia Vale do Rio Doce, pfd. .....................................................     Brazil               13,400           269,549
 Coteminas Cia Tecidos Norte de Minas, pfd ......................................     Brazil              599,000           214,686
aEmpresa Nacional de Comercio Redito Participacoe, pfd. .........................     Brazil             275,000                205
aIntrawest Corp., non-resort pfd. ...............................................     Canada               13,679            27,280
aLojas Americanas, SA, pfd. .....................................................     Brazil            4,556,073            21,228
 Petrobras Distribuidora, SA, pfd. ..............................................     Brazil           19,319,300           337,553
 Petrobras-Petroleo Brasileiro, SA, pfd. ........................................     Brazil            3,401,000           795,360
                                                                                                                       -------------
 Total Preferred Stocks (Cost $3,419,821) .......................................                                         3,691,729
                                                                                                                       -------------




                                                                                                          PRINCIPAL
                                                                                                           AMOUNT*
 Bonds 31.0%
 Bepensa, SA, 144A, 9.75%, 9/30/04 ..............................................     Mexico              110,000           106,975
 Bridas Corp., Yankee, 12.50%, 11/18/99 .........................................    Argentina            100,000           107,750
 Buoni Poliennali Del Tes, 10.00%, 8/01/03 ......................................      Italy          855,000,000  ITL      589,655
 Cemex, SA, 144A, 10.75%, 7/15/00 ...............................................     Mexico              200,000           211,000
 Centrais Electricas Brasileiras, SA,
 senior unsubordinated notes, 144A, 10.00%, 10/30/98.............................     Brazil              150,000           150,000
 Federal Republic of Germany,
 6.875%, 2/24/99 ................................................................     Germany            310,000  DEM       177,884
 Bundesobligation, bonds, Series 110, 5.375%, 2/22/99 ...........................     Germany            815,000  DEM       460,323
 Unity, bonds, 8.75%, 8/20/01 ...................................................     Germany            155,000  DEM        97,773
 Government of Australia, bonds, Series 1002, 10.00%, 10/15/02 ..................    Australia          1,064,000 AUD     $ 816,250
 Government of Canada, deb.,
 Series A32, 10.50%, 7/01/00 ....................................................     Canada              917,000 CAD       718,363
 Series A37, 10.50%, 3/01/01 ....................................................     Canada              182,000 CAD       146,098
 Series J25, 10.00%, 5/01/02 ....................................................     Canada            1,025,000 AUD       842,041
 Government of Italy,
 10.50%, 7/15/00 ................................................................      Italy        1,360,000,000 ITL       866,664
 cvt. bonds, 5.00%, 6/28/01 .....................................................      Italy              490,000 ITL       599,638
 Government of Netherlands, Series 1 & 2, 7.00%, 3/15/99 ........................   Netherlands           500,000 NLG       254,605
 Government of New Zealand, 6.50%, 2/15/00 ......................................   New Zealand           610,000 NZD       346,810
 HIH Winterthur International Holdings, Ltd., 8.00% 11/02/01 ....................    Australia             7,971  AUD        28,131
 Industrias Metalurgicas Pescarmona, 144A, 11.75%, 3/27/98 ......................    Argentina            100,000           100,793
 Kingdom of Denmark, bonds, 8.00%, 5/15/03 ......................................     Denmark           3,065,000 DKK       505,070
 Kingdom of Spain, 12.25%, 3/25/00 ..............................................      Spain          187,750,000 ESP     1,425,594
 Kingdom of Sweden,
 bonds, Series 1033, 10.25%, 5/05/03 ............................................     Sweden            7,000,000 SEK     1,062,382
 deb., Series 1030, 13.00%, 6/15/01 .............................................     Sweden            1,200,000 SEK       185,556
 Minfin of Russia, 144A, 10.00%, 6/26/07 ........................................     Russia              500,000           464,125
 PT Indah Kiat Financial Mauritius, 10.00%, 7/01/07 .............................    Indonesia            300,000           247,500
 Pera Financial Services, 9.375%, 10/15/02 ......................................     Turkey              120,000           116,325
 Phillipine Long Distance Telephone Co., 9.25%, 6/30/06 .........................   Philippines           270,000           254,475
 Poland Communications, Inc., 9.875%, 11/01/03 ..................................     Poland              400,000           391,200
 Protexa Construcciones, SA de CV, 144A, 12.125%, 7/24/02 .......................     Mexico              100,000            94,000
 Republic of Argentina,
 8.75%, 5/09/02 .................................................................    Argentina            100,000            95,200
 9.25%, 2/23/01 .................................................................    Argentina          1,025,000         1,041,656
 9.75%, 9/19/27 .................................................................    Argentina            540,000           518,940
 notes, Series REGS, 11.75%, 2/12/07 ............................................    Argentina            100,000 ARS        94,518
 unsecured notes, 11.375%, 1/30/17 ..............................................    Argentina            200,000           219,000
 unsecured notes, Series BGL4, 11.00%, 10/09/06 .................................    Argentina             75,000            80,813
 Republic of Brazil,
 bonds, 10.125%, 5/15/27 ........................................................     Brazil              725,000           681,138
 cvt., Series L, FRN, 6.9375%, 4/15/12 ..........................................     Brazil              775,000           589,969
 notes, 8.875%, 11/05/01 ........................................................     Brazil              100,000           100,130
 Series C, 8.00%, 4/15/14 .......................................................     Brazil              114,026            90,428
 Republic of Ecuador,
 144A, 11.25%, 4/25/02 ..........................................................     Ecuador             275,000           287,733
 11.25%, 4/25/02 ................................................................     Ecuador             450,000           470,835
 FRN, 6.4375%, 2/28/25 ..........................................................     Ecuador             110,000            83,193
 Republic of Germany, Bundesobligation, bonds, Series 118, 5.25%, 2/21/01 .......     Germany           2,100,000 DEM     1,192,062
 Republic Of Turkey, 144A, 10.00%, 9/19/97 ......................................     Turkey              520,000           529,100
 Republic of Venezuela,
 144A, 9.125%, 6/18/07 ..........................................................    Venezuela            100,000            98,250
 9.25%, 9/15/27 .................................................................    Venezuela          1,463,000         1,314,871
 senior unsubordinated deb., 9.125%, 6/18/07 ....................................    Venezuela            600,000           589,500
 Sei Holdings IX, Inc., 144A, 11.00%, 11/30/00 ..................................Trinidad and Tobago      170,000           176,800
 United Kingdom, 8.00%, 12/07/00 ................................................ United Kingdom          490,000 GBP       831,414
 U.S. Treasury Bond, 6.375%, 8/15/02 ............................................  United States          405,000           415,632
 U.S. Treasury Notes,
 7.875%, 11/15/99 ...............................................................  United States          505,000           524,565
 8.50%, 2/15/00 .................................................................  United States          880,000           929,225
 6.125%, 7/31/00 ................................................................  United States          371,000           374,826
 6.25%, 8/31/00 .................................................................  United States        1,010,000         1,023,572
 6.625%, 4/30/02 ................................................................  United States        1,515,000         1,566,133
 7.25%, 8/15/04 .................................................................  United States          596,000           644,426
 6.125%, 8/15/07 ................................................................  United States          878,000           902,695
 6.125%, 11/15/27 ...............................................................  United States          359,000           368,985

 United Mexican States,
 bonds, 9.875%, 1/15/07 .........................................................     Mexico              155,000         $ 162,169
 bonds,11.50%, 5/15/26 ..........................................................     Mexico              825,000           978,656
 notes, 9.75%, 2/06/01 ..........................................................     Mexico              620,000           646,350
                                                                                                                       -------------
 Total Bonds (Cost $29,361,943) .................................................                                        28,989,764
                                                                                                                       -------------
dShort Term Investments .9%
 U.S. Treasury Bills 5.16%, 1/22/98 (Cost $854,461) .............................  United States          865,000           862,597
                                                                                                                       -------------
 Total Investments before Repurchase Agreements ($76,209,299) ...................                                        82,269,408
                                                                                                                       -------------
gRepurchase Agreements 11.2%
 Bank of America, 6.40%, 1/02/98 (Maturity Value $3,351,255)
  Collateralized by U.S. Treasury Notes & Bonds .................................  United States        3,530,000         3,530,000
 Lehman Brothers, Inc., 6.30%, 1/02/98 (Maturity Value $3,421,197)
  Collateralized by U.S. Treasury Notes & Bonds .................................  United States        3,420,000         3,420,000
 UBS Securities, Inc., 6.45%, 1/02/98 (Maturity Value $3,528,264)
  Collateralized by U.S. Treasury Notes & Bonds .................................  United States        3,527,000         3,527,000
                                                                                                                       -------------
 Total Repurchase Agreements (Cost $10,477,000) .................................                                        10,477,000
                                                                                                                       -------------
 Total Investments (Cost $86,686,299) 99.3% .....................................                                        92,746,408
 Other Assets, less Liabilities .6% .............................................                                           555,800
 Net Equity in Forward Contracts .1% ............................................                                            99,614
                                                                                                                       -------------
 Net Assets 100.0% ..............................................................                                       $93,401,822
                                                                                                                       =============

See currency abbreviations on page 147.

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
gSee Note 1(c) regarding repurchase agreements.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997


                                                                                                           SHARES/
 Templeton Global Growth Fund                                                               COUNTRY        RIGHTS          VALUE
 Common Stocks and Rights 81.4%
 Aerospace & Military Technology .8%
aBanner Aerospace, Inc. ..............................................................    United States      339,000    $ 3,750,187
 Raytheon Co., Class A ...............................................................    United States       40,944      2,019,051
                                                                                                                       -------------
                                                                                                                          5,769,238
                                                                                                                       -------------
 Appliances & Household Durables .3%
 Fisher & Paykel Industries, Ltd. ....................................................     New Zealand       594,959      1,900,044
                                                                                                                       -------------
 Automobiles 2.5%
 Fiat, SpA...........................................................................         Italy        1,919,720      5,568,165
 Ford Motor Co. ......................................................................    United States       90,000      4,381,875
 General Motors Corp. ................................................................    United States       60,000      3,637,500
 Volkswagen, AG .....................................................................        Germany           6,300      3,519,455
 Volvo, AB, Class B .................................................................        Sweden           68,000      1,824,204
                                                                                                                       -------------
                                                                                                                         18,931,199
                                                                                                                       -------------
 Banking 5.0%
 Alpha Credit Bank ...................................................................       Greece           45,333      2,647,124
 Alpha Credit Bank, 144A .............................................................       Greece            7,333        428,219
aBanco Bradesco, SA, pfd., rights ....................................................       Brazil       19,303,961         69,187
 Banco Santander, SA .................................................................        Spain          225,000      7,517,230
 Banque Nationale de Paris ...........................................................       France          129,225      6,868,668
 Credit Commercial de France .........................................................       France           89,625      6,142,778
 Credit Suisse Group, reg. ...........................................................     Switzerland         5,475        846,543
 Guoco Group, Ltd. ...................................................................      Hong Kong      1,633,000      3,993,464
 HSBC Holdings, Plc. ................................................................       Hong Kong          2,831         69,779
 Komercni Banka, AS, GDR, ............................................................   Czech Republic      171,000      2,094,750
 Kookmin Bank ........................................................................     South Korea       175,926      1,015,424
 Shinhan Bank ........................................................................     South Korea       123,920        552,340
 Singapore Finance, Ltd. .............................................................      Singapore      1,141,000        778,493
aUnibanco Uniao de Bancos Brasileiros, SA, GDR .......................................       Brazil          149,000      4,795,938
                                                                                                                       -------------
                                                                                                                         37,819,937
                                                                                                                       -------------
 Broadcasting & Publishing .9%
 Cordiant, Plc. .....................................................................    United Kingdom      727,500      1,302,350
 Houghton Mifflin Co. ................................................................    United States      105,600      4,052,400
aSaatchi & Saatchi, Plc. ............................................................    United Kingdom      727,500      1,314,298
                                                                                                                       -------------
                                                                                                                          6,669,048
                                                                                                                       -------------
 Building Materials & Components 1.0%
 Caradon, Plc. ......................................................................    United Kingdom    1,108,600      3,268,192
 Keumkang, Ltd. ......................................................................     South Korea        11,227        102,997
 Owens Corning .......................................................................    United States      100,600      3,432,975
 Siam City Cement Public Co., Ltd., fgn. .............................................      Thailand         771,063        823,785
                                                                                                                       -------------
                                                                                                                          7,627,949
                                                                                                                       -------------
 Business & Public Services 2.4%
aHumana, Inc. ........................................................................    United States      250,000      5,187,500
 Lex Service, Plc. ..................................................................    United Kingdom      466,666      3,575,412
 SGS Societe Generale de Surveillance Holdings, Class B ..............................     Switzerland         3,000      5,746,930
 Wheelabrator Technologies, Inc. .....................................................    United States      240,000      3,855,000
                                                                                                                       -------------
                                                                                                                         18,364,842
                                                                                                                       -------------
 Chemicals 1.2%
 Courtaulds, Plc. ...................................................................    United Kingdom    1,554,900      7,597,273
 European Vinyls Corporation Evc International, NV ...................................     Netherlands        56,500      1,253,915
                                                                                                                       -------------
                                                                                                                          8,851,188
                                                                                                                       -------------
 Construction & Housing .2%
 Daito Trust Construction Co. ........................................................        Japan          274,700      1,676,770
                                                                                                                       -------------

 Data Processing & Reproduction 1.6%
aBay Networks, Inc. ..................................................................    United States      230,000    $ 5,879,375
aNewbridge Networks Corp. ............................................................       Canada           74,000      2,580,750
aPinnacle Systems, Inc. ..............................................................    United States      150,000      3,656,250
                                                                                                                       -------------
                                                                                                                         12,116,375
                                                                                                                       -------------
 Electrical & Electronics 2.5%
 ABB, AB, Class A ....................................................................       Sweden          350,000      4,143,629
aDSC Communications Corp. ............................................................    United States       84,800      2,035,200
 Hitachi, Ltd. ......................................................................         Japan          603,500      4,298,499
 Matsushita Electric Industrial Co., Ltd. ............................................        Japan          200,000      2,925,634
 Motorola, Inc. ......................................................................    United States      100,000      5,706,250
                                                                                                                       -------------
                                                                                                                         19,109,212
                                                                                                                       -------------
 Electronic Components & Instruments .8%
 BICC, Plc. .........................................................................    United Kingdom    1,366,053      3,859,042
 Nanjing Panda Electronics Co., Ltd. .................................................        China       17,794,000      2,319,259
                                                                                                                       -------------
                                                                                                                          6,178,301
                                                                                                                       -------------
 Energy Sources 3.1%
 MOL Magyar Olay - Es Gazipari RT, GDS ...............................................       Hungary         256,358      6,229,499
 Petron Corp., fgn. ..................................................................     Philippines     8,101,033        670,085
 Societe Elf Aquitaine, SA ...........................................................       France           41,972      4,881,681
 Transportadora de Gas del Sur, SA, Class B, Sponsored ADR ...........................      Argentina        386,900      4,328,444
 Valero Energy Corp., new ............................................................    United States       81,000      2,546,438
 YPF Sociedad Anonima, ADR ...........................................................      Argentina        155,000      5,299,063
                                                                                                                       -------------
                                                                                                                         23,955,210
                                                                                                                       -------------
 Financial Services 4.6%
 A.G. Edwards, Inc. ..................................................................    United States      146,100      5,807,475
 Axa-UAP, SA ........................................................................        France          157,102     12,156,252
 Banca Fideuram, SpA .................................................................        Italy          896,800      3,987,186
 India Fund, Class B .................................................................        India          720,000      1,064,249
 Industrial Credit & Investment Corp. of India, GDR, 144A ............................        India          367,300      4,747,352
 London Pacific Group, Ltd. ..........................................................   United Kingdom      256,000        744,186
 Morgan Stanley, Dean Witter Discover & Co. ..........................................    United States      103,100      6,095,787
                                                                                                                       -------------
                                                                                                                         34,602,487
                                                                                                                       -------------
 Food & Household Products 4.0%
 Archer-Daniels Midland Co. ..........................................................    United States      308,700      6,694,931
aBoston Chicken, Inc. ................................................................    United States      251,600      1,619,675
 IBP, Inc. ...........................................................................    United States      272,543      5,706,369
 Northern Foods, Plc. ...............................................................    United Kingdom    2,208,797      9,540,691
 Oshawa Group, Ltd. Class A ..........................................................       Canada          384,200      6,721,248
                                                                                                                       -------------
                                                                                                                         30,282,914
                                                                                                                       -------------
 Forest Products & Paper 3.4%
aAsia Pacific Resources International Hldgs., Ltd., Class A ..........................      Indonesia        534,975      1,003,078
 Assidomaen, AB......................................................................        Sweden          192,100      4,863,046
 Carter Holt Harvey, Ltd.  ...........................................................     New Zealand       688,130      1,062,835
 Enso OY, Class R ....................................................................      Finland          559,700      4,344,731
 Georgia Pacific Corp. ...............................................................    United States       34,000      2,065,500
aGeorgia Pacific Timber Group ........................................................    United States       34,000        771,375
 Metsa Serla OY, Class B .............................................................       Finland         270,000      2,105,814
 Munksjo, AB.........................................................................        Sweden          722,500      6,870,206
 Primex Forest Products, Ltd. ........................................................       Canada          195,000        832,371
 UPM-Kymmene Corp. ...................................................................       Finland          88,000      1,776,408
                                                                                                                       -------------
                                                                                                                         25,695,364
                                                                                                                       -------------

 Health & Personal Care/Pharmaceutical 2.4%
 Medeva, Plc. .......................................................................    United Kingdom    1,614,200    $ 4,281,522
aNycomed ASA Class A, fgn. ...........................................................   United Kingdom      100,908      3,817,401
aNycomed ASA Class B, fgn. ...........................................................   United Kingdom       29,277      1,063,896
 Pacific Chemical Co., Ltd. ..........................................................     South Korea       100,000        761,062
 Pharmacia & Upjohn .................................................................     United States      218,900      8,017,213
                                                                                                                       -------------
                                                                                                                         17,941,094
                                                                                                                       -------------
 Industrial Components 1.7%
 BTR, Plc. ..........................................................................    United Kingdom    2,326,300      7,125,459
aBTR, Plc., fgn. .....................................................................   United Kingdom      135,000        399,458
 Goodyear Tire & Rubber Co. ..........................................................    United States       70,000      4,453,750
 Yamato Kogyo Co., Ltd. ..............................................................        Japan          212,000      1,274,565
                                                                                                                       -------------
                                                                                                                         13,253,232
                                                                                                                       -------------
 Insurance 6.5%
 Ace, Ltd. ...........................................................................       Bermuda          40,500      3,908,250
 HIH Winterthur International Holdings, Ltd. .........................................      Australia      2,185,051      4,685,314
 ING Groep, NV .......................................................................     Netherlands       105,188      4,430,279
 Partnerre, Ltd. .....................................................................       Bermuda         127,900      5,931,363
 ReliaStar Financial Corp. ...........................................................    United States       48,000      1,977,000
 Skandia Foersaekrings, AB ...........................................................       Sweden           98,600      4,650,651
 Torchmark Corp. .....................................................................    United States      240,000     10,095,000
 UNUM Corp. ..........................................................................    United States       81,100      4,409,813
 Zurich Versicherungsgesellschaft ....................................................     Switzerland        19,500      9,285,397
                                                                                                                       -------------
                                                                                                                         49,373,067
                                                                                                                       -------------
 Leisure & Tourism 1.1%
 Kuoni Reisen Holding, AG, Class B ...................................................     Switzerland         2,200      8,240,687
                                                                                                                       -------------
 Machinery & Engineering .6%
 Laird Group, Plc. ..................................................................    United Kingdom      112,700        820,892
 VA Technologie AG...................................................................        Austria          25,900      3,932,724
                                                                                                                       -------------
                                                                                                                          4,753,616
                                                                                                                       -------------
 Merchandising 2.8%
aCifra SA de CV......................................................................        Mexico        2,132,384      5,257,969
 Coles Myer, Ltd. ....................................................................      Australia      1,070,971      5,144,302
 Galeries Lafayette ..................................................................       France            5,388      2,972,196
 Matsuzakaya Co., Ltd. ...............................................................        Japan           39,000        146,358
 Safeway, Plc. ......................................................................    United Kingdom      231,198      1,310,000
 The Limited, Inc. ...................................................................    United States       97,902      2,496,501
 W.H. Smith Group ....................................................................   United Kingdom      570,900      3,661,419
                                                                                                                       -------------
                                                                                                                         20,988,745
                                                                                                                       -------------
 Metals & Mining 3.4%
 Anglo American Platinum Corp., Ltd. .................................................    South Africa       377,263      5,038,959
 Boehler Uddeholm, AG ................................................................       Austria          30,000      1,758,698
aChongqing Iron & Steel, Ltd., Class H ...............................................        China        9,263,000      1,267,103
 Companhia Siderurgica Nacional ......................................................       Brazil      129,100,000      3,585,950
 Outokumpu OY, Class A ..............................................................        Finland          31,600        374,037
 Pechiney, SA, Class A ...............................................................       France           84,279      3,327,190
 Pechiney, SA, ADR...................................................................        France          112,708      2,197,806
 Pohang Iron & Steel Co., Ltd. .......................................................     South Korea       100,000      2,705,015
 RGC, Ltd. ...........................................................................      Australia      1,074,643      1,638,933
 WMC, Ltd. ...........................................................................      Australia      1,030,300      3,592,516
                                                                                                                       -------------
                                                                                                                         25,486,207
                                                                                                                       -------------
 Multi-Industry 4.8%
 Alfa SA de CV, Class A ..............................................................       Mexico          149,852      1,015,662
 Broken Hill Proprietary Co., Ltd. ...................................................      Australia        372,100      3,455,857
 Multi-Industry (cont.)
 CGIP-Compagnie Generale Industrie de Participation ..................................       France           23,792    $ 8,538,792
 Hutchison Whampoa, Ltd.  ............................................................      Hong Kong        168,000      1,053,659
 Inversiones y Representacion ........................................................      Argentina      1,136,091      4,227,062
 Jardine Strategic Holdings Ltd. .....................................................      Hong Kong        800,000      2,112,000
 La Cemento Nacional, SA, Sponsored GDR ..............................................       Ecuador             400         83,200
 La Cemento Nacional, SA, Sponsored GDR, 144A ........................................       Ecuador           3,600        748,800
 Metro Pacific Corp. .................................................................     Philippines    61,256,666      1,694,011
 Pacific Dunlop, Ltd. ................................................................      Australia      2,149,000      4,551,987
 PT Modern Photo Film Co., fgn. ......................................................      Indonesia        282,000         82,036
 Saha Union Public Co., Ltd., fgn. ...................................................      Thailand       4,138,400      2,851,782
 Swire Pacific, Ltd., Class A ........................................................      Hong Kong        861,000      4,722,222
 Swire Pacific, Ltd., Class B ........................................................      Hong Kong      1,166,500      1,181,704
                                                                                                                       -------------
                                                                                                                         36,318,774
                                                                                                                       -------------
 Real Estate 4.9%
 Cheung Kong Holdings, Ltd. ..........................................................      Hong Kong        800,000      5,239,386
 General Growth Properties ...........................................................    United States       89,000      3,215,125
 Highwood Properties, Inc. ...........................................................    United States      164,900      6,132,219
 Intrawest Corp. .....................................................................       Canada          119,700      2,094,048
 Inversiones y Representacion, GDR ...................................................      Argentina          2,332         87,741
 National Health Investors, Inc. .....................................................    United States      123,400      5,167,375
 Post Properties, Inc. ...............................................................    United States      150,000      6,093,750
 The Rouse Co. .......................................................................    United States       80,000      2,620,000
 Unibail Union du Credit Bail Immobilier .............................................       France           32,029      3,198,377
 Weeks Corp. .........................................................................    United States      115,000      3,680,000
                                                                                                                       -------------
                                                                                                                         37,528,021
                                                                                                                       -------------
 Recreation & Other Consumer Goods .2%
 Fila Holding, SpA, ADR ..............................................................        Italy           60,600      1,219,575
                                                                                                                       -------------
 Telecommunications 6.4%
 AT&T Corp. ..........................................................................    United States      127,000      7,778,750
 British Telecommunications, Plc. ....................................................   United Kingdom    1,074,500      8,466,223
aGeneral Motors Corp., Class H .......................................................    United States       66,000      2,437,875
 Oy Nokia, AB, Class A ...............................................................       Finland          60,500      4,230,070
 PT Indosat, fgn. ....................................................................      Indonesia         30,100        581,306
 Tele Danmark, AS, Class B ...........................................................       Denmark         110,200      6,835,330
 Telecom, SA, Sponsored ADR ..........................................................      Argentina        100,000      3,575,000
 Telecom Italia, SpA .................................................................        Italy          559,450      2,458,228
aTelefonos de Mexico, SA, Class L, Sponsored ADR .....................................       Mexico           86,400      4,843,800
 U.S. West Communications Group ......................................................    United States      172,200      7,770,525
                                                                                                                       -------------
                                                                                                                         48,977,107
                                                                                                                       -------------
 Textiles & Apparel 1.6%
 Courtaulds Textiles, Plc. ..........................................................    United Kingdom      734,300      4,299,336
 Dawson International, Plc. .........................................................    United Kingdom    1,434,880      1,590,698
aFruit of the Loom, Inc., Class A ....................................................    United States      136,500      3,497,812
 Tae Kwang Industrial Co., Ltd. ......................................................     South Korea         1,000        182,891
 Yizheng Chemical Fibre Co., Ltd., Class H ...........................................        China       13,356,000      2,413,008
                                                                                                                       -------------
                                                                                                                         11,983,745
                                                                                                                       -------------
 Transportation 1.9%
 Danzas Holding, AG .................................................................      Switzerland        12,235      2,425,947
 Helikopter Services Group, ASA ......................................................       Norway          180,600      2,203,932
 Koninklijke Frans Maas Groep, NV ....................................................     Netherlands        50,000      1,716,273
 Koninklijke Nedlloyd, NV ............................................................     Netherlands       260,670      5,913,654
aLandstar System, Inc. ...............................................................    United States       48,900      1,289,737
 Shun Tak Holdings  ..................................................................      Hong Kong      3,600,000        963,995
                                                                                                                       -------------
                                                                                                                         14,513,538
                                                                                                                       -------------
 Utilities - Electrical & Gas 8.8%
 BG, Plc. ...........................................................................    United Kingdom    1,214,294      5,464,403
 British Energy, Ltd., fgn. ..........................................................   United Kingdom      655,100      4,621,033
aCentrica, Plc. .....................................................................    United Kingdom    1,376,200      1,988,990
 Electrabel, SA .....................................................................        Belgium          40,900      9,460,284
 Entergy Corp. .......................................................................    United States      213,700      6,397,644
 Evn Energie-Versorgung Niederoesterreich AG .........................................       Austria          35,400      4,652,179
 Hong Kong Electric Holdings, Ltd. ...................................................      Hong Kong      2,659,000     10,105,504
 Iberdrola, SA ......................................................................         Spain          744,700      9,800,614
 Korea Electric Power Corp. ..........................................................     South Korea       212,500      1,962,021
 National Grid Holdings, Plc. .......................................................    United Kingdom    1,834,000      8,742,585
 Peco Energy Co. .....................................................................    United States      147,100      3,567,175
                                                                                                                       -------------
                                                                                                                         66,762,432
                                                                                                                       -------------
 Total Common Stocks and Rights (Cost $542,232,847) ..................................                                  616,889,918
                                                                                                                       -------------
 Preferred Stocks 3.1%
 Banco Bradesco, SA, pfd. ............................................................       Brazil      451,500,022      4,450,070
 Coteminas Cia Tecidos Norte de Minas CTNM, pfd ......................................       Brazil        1,952,000        699,610
aEmpresa Nacional de Comercio Redito Participacoe, pfd ...............................       Brazil        1,952,000          1,452
 Michaniki, SA, pfd ..................................................................       Greece          449,256      1,772,650
 Nacional Financiera, SA, cvt. pfd., 11.25%, 05/15/98 ................................       Mexico            6,500        364,000
 News Corp., Ltd., pfd. ..............................................................      Australia      1,642,771      8,130,717
 Telebras-Telecomunicacoes Brasileiras, SA, pfd., ADR ................................       Brazil           75,000      8,732,813
                                                                                                                       -------------
 Total Preferred Stocks (Cost $17,967,416) ...........................................                                   24,151,312
                                                                                                                       -------------

                                                                                                           PRINCIPAL

                                                                                                            AMOUNT*
 Bonds 1.7%
 Alfa, SA, cvt. 8.00%, 9/15/00 .......................................................       Mexico        1,650,000      2,380,125
 Alfa, SA, cvt. 144A, 8.00%, 9/15/00 .................................................       Mexico        2,710,000      3,909,175
 Government of Italy, cvt., 5.00%, 6/28/01 ...........................................        Italy        4,950,000      6,057,562
 MDX Public Co., Ltd., cvt., 4.75%, 9/17/03 ..........................................      Thailand       3,602,000        360,200
                                                                                                                       -------------
 Total Bonds (Cost $14,562,189) ......................................................                                   12,707,062
                                                                                                                       -------------
dShort Term Investments 1.0%
 U.S. Treasury Bill, 5.16% with maturities to 1/22/98 (Cost $7,576,034) ..............    United States    7,600,000      7,578,887
                                                                                                                       -------------
 Total Investments before Repurchase Agreements (Cost $582,338,486) ..................                                  661,327,179
                                                                                                                       -------------
gRepurchase Agreements 12.6%
  Bank of America, 6.40%, 1/02/98 (Maturity Value $33,011,733)
 Collateralized by U.S. Treasury Bill ................................................    United States   33,000,000     33,000,000
  Lehman Brothers, Inc., 6.30%, 1/02/98 (Maturity Value $34,011,900)
 Collateralized by U.S. Treasury Notes ...............................................    United States   34,000,000     34,000,000
  Swiss Bank Corp., 6.55%, 1/02/98 (Maturity Value $28,889,509)
 Collateralized by U.S. Treasury Notes ...............................................    United States   28,879,000     28,879,000
                                                                                                                       -------------
 Total Repurchase Agreements (Cost $95,879,000) ......................................                                   95,879,000
                                                                                                                       -------------
 Total Investments (Cost $678,217,486) 99.8% .........................................                                  757,206,179
 Other Assets, less Liabilities .2% ..................................................                                    1,238,396
                                                                                                                       -------------
 Net Assets 100.0% ...................................................................                                 $758,444,575
                                                                                                                       =============

*Securites traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
gSee Note 1(c) regarding repurchase agreements.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                        PRINCIPAL
 Templeton Global Income Securities Trust                                                                AMOUNT*            VALUE
 Long Term Investments 96.0%
 Argentina 4.9%
 Republic of Argentina,
     8.75%, 5/09/02 ...........................................................................        6,250,000        $ 5,950,000
     bonds, 10.95%, 11/01/99 ..................................................................        1,645,000          1,716,969
     senior unsecured notes, Series BGLO, 8.375%, 12/20/03 ....................................        1,545,000          1,473,544
                                                                                                                       -------------
                                                                                                                          9,140,513
                                                                                                                       -------------
     Australia 4.0%
     Government of Australia, bonds, Series 1002, 10.00%, 10/15/02 ............................        9,543,000AUD       7,320,936
                                                                                                                       -------------
     Brazil 6.6%
     Republic of Brazil,
     bonds, 10.125%, 5/15/27 ..................................................................        2,300,000          2,160,850
     FRN, 6.562%, 4/15/09 .....................................................................        3,780,000          3,057,075
     notes, 8.875%, 11/05/01 ..................................................................        3,905,000          3,910,077
     Series C, 8.00%, 4/15/14 .................................................................        3,848,382          3,051,954
                                                                                                                       -------------
                                                                                                                         12,179,956
                                                                                                                       -------------
 Canada 8.0%
     Government of Canada, deb.,
     Series A32, 10.50%, 7/01/00 ..............................................................        2,641,000CAD       2,068,917
     Series A37, 10.50%, 3/01/01 ..............................................................        5,947,000CAD       4,773,871
     Series J25, 10.00%, 5/01/02 ..............................................................        9,565,000CAD       7,857,684
                                                                                                                       -------------
                                                                                                                         14,700,472
                                                                                                                       -------------
 Denmark 2.0%
     Kingdom of Denmark, bonds,
     9.00%, 11/15/00 ..........................................................................        6,600,000DKK       1,068,518
     8.00%, 5/15/03 ...........................................................................       15,995,000DKK       2,635,759
                                                                                                                       -------------
                                                                                                                          3,704,277
                                                                                                                       -------------
 Germany 8.9%
     Federal Republic of Germany, Unity, bonds, 8.75%, 8/20/01 ................................        8,900,000DEM       5,614,074
     Government of Germany, Bundesobligation, bonds, Series 118, 5.25%, 2/21/01 ...............       17,855,000DEM      10,135,367
     Treuhandanstalt, 7.75%, 10/01/02 .........................................................        1,190,000DEM         742,444
                                                                                                                       -------------
                                                                                                                         16,491,885
                                                                                                                       -------------
 Italy 6.0%
     Buoni Poliennali Del Tesoro, 10.00%, 8/01/03 .............................................    5,980,000,000ITL       4,124,138
     Government of Italy, 10.50%, 7/15/00 .....................................................   10,970,000,000ITL       6,990,662
                                                                                                                       -------------
                                                                                                                         11,114,800
                                                                                                                       -------------
 Mexico 7.1%
 United Mexican States,
     bonds, 9.875%, 1/15/07 ...................................................................        1,700,000          1,778,625
     bonds, 11.375%, 9/15/16 ..................................................................        1,745,000          2,008,931
     deb., Series A, 6.25%, 12/31/19 ..........................................................        1,250,000          1,045,313
     notes, 9.75%, 2/06/01 ....................................................................        7,985,000          8,324,363
                                                                                                                       -------------
                                                                                                                         13,157,232
                                                                                                                       -------------
 New Zealand 1.9%
     Government of New Zealand, 6.50%, 2/15/00 ................................................        6,035,000NZD       3,431,142
                                                                                                                       -------------
     Spain 6.0%
     Kingdom of Spain, deb., 12.25%, 3/25/00 ..................................................    1,465,450,000ESP      11,127,224
                                                                                                                       -------------
     Sweden 5.2%
     Kingdom of Sweden,
     bonds, Series 1033, 10.25%, 5/05/03 ......................................................       36,600,000SEK       5,554,742
     deb., Series 1030,13.00%, 6/15/01 ........................................................       26,500,000SEK       4,097,689
                                                                                                                       -------------
                                                                                                                          9,652,431
                                                                                                                       -------------
 United Kingdom 4.0%
     United Kingdom Treasury, 8.00%, 12/07/00 .................................................        4,415,000GBP       7,491,208
                                                                                                                       -------------

     United States 28.7%
     U.S. Treasury Bond, 6.375%, 8/15/02 ......................................................        9,610,000        $ 9,862,272
     U.S. Treasury Notes,
     6.625%, 4/30/02 ..........................................................................       18,595,000         19,222,600
     7.25%, 8/15/04 ...........................................................................       10,344,000         11,184,460
     6.125%, 8/15/07 ..........................................................................        8,911,000          9,161,631
     6.125%, 11/15/27 .........................................................................        3,642,000          3,743,295
                                                                                                                       -------------
                                                                                                                         53,174,258
                                                                                                                       -------------
 Venezuela 2.7%
     Republic of Venezuela,
     9.25%, 9/15/27 ...........................................................................        3,376,000          3,034,180
     senior unsubordinated deb., 144A, 9.125%, 6/18/07 ........................................        1,940,000          1,906,050
                                                                                                                       -------------
     ..........................................................................................                           4,940,230
                                                                                                                       -------------
     Total Long Term Investments (Cost $180,980,348) ..........................................                         177,626,564
                                                                                                                       -------------
dShort Term Investments
     U.S. Treasury Bill, 5.16%, 1/22/98 (Cost $79,748) ........................................           80,000             79,778
                                                                                                                       -------------
     Total Investments before Repurchase Agreement (Cost $181,060,096) ........................                         177,706,342
                                                                                                                       -------------
gRepurchase Agreement .8%
     UBS Securities, Inc., 6.45%, 1/02/98, (Maturity Value $1,429,512) (Cost $1,429,000) ......        1,429,000          1,429,000
                                                                                                                       -------------
      Collateralized by U.S. Treasury Note
     Total Investments (Cost $182,489,096) 96.8% ..............................................                         179,135,342
     Other Assets, less Liabilities 2.7% ......................................................                           5,002,903
     Net Equity in Forward Contracts .5% ......................................................                             877,929
                                                                                                                       -------------
     Net Assets 100.0% ........................................................................                        $185,016,174
                                                                                                                       =============

See currency abbreviations on page 147.

*Securities traded in U.S. dollars unless otherwise indicated.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
gSee Note 1(c) regarding repurchase agreements.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997


                                                                                                          SHARES/
                                                                                                         WARRANTS
 Templeton International Equity Fund                                                       COUNTRY       & RIGHTS          VALUE
 Common Stocks, Warrants and Rights 75.8%
 Aerospace & Military Technology .1%
 Hong Kong Aircraft Engineering Co., Ltd.                                                 Hong Kong         513,400     $ 1,291,947
                                                                                                                       -------------
 Appliances & Household Durables 2.6%
 Electrolux, AB, Class B ...........................................................       Sweden           232,000      16,099,951
 Fisher & Paykel Industries, Ltd. ..................................................     New Zealand      1,321,125       4,219,107
 Thorn, Plc. .......................................................................   United Kingdom     3,295,628       8,497,793
aThorn, Plc., Class B ..............................................................   United Kingdom     3,844,900       1,199,795
                                                                                                                       -------------
                                                                                                                         30,016,646
                                                                                                                       -------------
 Automobiles 1.9%
 Autoliv, Inc. ....................................................................        Sweden           317,000      10,320,596
 Fiat, SpA .........................................................................        Italy        3,391,410        9,836,815
 Volvo, AB, Class B ................................................................       Sweden            91,500       2,454,628
                                                                                                                       -------------
                                                                                                                         22,612,039
                                                                                                                       -------------
 Banking 9.7%
 Banco Bradesco, SA BBD, rights ....................................................       Brazil        22,455,016          80,480
 Banco Popular Espanol, SA .........................................................        Spain            62,400       4,362,061
 BPI Socieda de Gestora de Participacoes Socias, SA ................................      Portugal          321,978       7,828,588
 Credit Commercial de France .......................................................       France           128,800       8,827,781
 Daegu Bank ........................................................................     South Korea        155,586         350,642
 Deutsche Bank, AG .................................................................      Germany           407,000      28,460,589
 Komercni Banka AS, GDR ............................................................   Czech Republic       120,000       1,470,000
 Korea Long Term Credit Bank .......................................................     South Korea        175,548       1,077,108
 Merita Plc. .......................................................................       Finland        1,254,500       6,860,475
 National Bank of Canada ...........................................................       Canada           447,000       7,381,967
 National Westminster Bank, Plc. ...................................................   United Kingdom       641,668      10,638,613
 Sparbanken, AB, Class A ...........................................................       Sweden           163,000       3,705,525
 Svenska Handelsbanken, Class A ....................................................       Sweden           155,400       5,372,524
aUniao de Bancos Brasileiros, SA, pfd. .............................................       Brazil        28,412,000       1,934,781
aUniao de Bancos Brasileiros, SA, GDR ..............................................       Brazil           548,700      17,661,281
 Union Bank of Norway, Primary Capital Certification ...............................       Norway           199,000       7,069,559
                                                                                                                       -------------
                                                                                                                        113,081,974
                                                                                                                       -------------
 Broadcasting & Publishing 2.4%
 Cordiant, Plc. ....................................................................    United Kingdom    3,561,500       6,375,698
 Marieberg Tidnings, AB, Class A ...................................................       Sweden           210,000       4,919,457
 NV Holdingmaatschappij de Telegraaf ...............................................     Netherlands        504,000       9,495,130
aOriental Press Group, Ltd., warrants ..............................................      Hong Kong         121,900           1,101
aSaatchi & Saatchi, Plc. ...........................................................    United Kingdom    3,561,500       6,434,191
 Sing Tao Holdings, Ltd.  ..........................................................      Hong Kong       2,480,400         672,195
                                                                                                                       -------------
                                                                                                                         27,897,772
                                                                                                                       -------------
 Building Materials & Components 3.3%
 Anglian Group, Plc. ...............................................................   United Kingdom     2,536,000       9,100,578
 Cie de Saint Gobain ...............................................................       France            13,292       1,888,288
 Hepworth, Plc. ....................................................................    United Kingdom    1,330,100       4,794,983
 Keumkang Ltd. .....................................................................     South Korea         19,110         175,316
 Pioneer International, Ltd. .......................................................      Australia       7,462,117      20,377,800
 Siam City Cement Public Co., Ltd., fgn.............................................      Thailand          405,100         432,799
 Unione Cementi Marchino Emiliane (Unicem), di Risp ................................        Italy           468,000       1,660,090
                                                                                                                       -------------
                                                                                                                         38,429,854
                                                                                                                       -------------
 Business & Public Services 1.1%
 Adecco, SA ........................................................................     Switzerland            523         147,728
 Esselte, AB, Class B ..............................................................       Sweden           158,500       3,213,957
 Lex Service, Plc. ................................................................    United Kingdom       902,000       6,910,771
aWaste Management International, Plc. ..............................................    United Kingdom      710,700       2,054,316
                                                                                                                       -------------
                                                                                                                         12,326,772
                                                                                                                       -------------
 Chemicals 3.0%
 Akzo Nobel, NV ....................................................................     Netherlands         32,300     $ 5,569,048
 Courtaulds, Plc. ..................................................................   United Kingdom     2,919,000      14,262,293
 DSM, NV ...........................................................................     Netherlands         19,000       1,735,408
 Imperial Chemical Industries, Plc. ................................................   United Kingdom       857,000      13,230,522
                                                                                                                       -------------
                                                                                                                         34,797,271
                                                                                                                       -------------
 Construction & Housing 1.6%
 Dragados & Construcciones, SA .....................................................        Spain           378,000       8,051,264
 Sirti, SpA.........................................................................        Italy         1,833,800      11,084,694
                                                                                                                       -------------
                                                                                                                         19,135,958
                                                                                                                       -------------
 Electrical & Electronics 3.8%
aGeneral Electric Co., Plc. ........................................................   United Kingdom     1,920,000      12,581,790
 Philips Electronics, NV ...........................................................     Netherlands        534,307      32,042,873
                                                                                                                       -------------
                                                                                                                         44,624,663
                                                                                                                       -------------
 Energy Sources 3.8%
 Hafslund, ASA, Class B............................................................        Norway                10              48
 Elf Aquitane, SA ..................................................................       France           148,024      17,216,383
 Total, SA, Class B ................................................................       France            62,039       6,751,773
 Transportadora de Gas del Sur, SA, Class B, Sponsored ADR .........................      Argentina         221,700       2,480,269
 YPF Sociedad Anonima ..............................................................      Argentina          25,100         846,031
 YPF Sociedad Anonima, ADR .........................................................      Argentina         495,000      16,922,812
                                                                                                                       -------------
                                                                                                                         44,217,316
                                                                                                                       -------------
 Financial Services .8%
 London Pacific Group, Ltd. ........................................................   United Kingdom     1,618,300       4,704,360
 Peregrine Investments Holdings, Ltd. ..............................................      Hong Kong       7,155,000       5,078,397
aPeregrine Investments Holdings, Ltd., warrants ....................................      Hong Kong         715,500             923
                                                                                                                       -------------
                                                                                                                          9,783,680
                                                                                                                       -------------
 Food & Household Products 2.3%
 C P Pokphand Co., Ltd. ............................................................      Hong Kong       7,134,100       1,123,190
 Hillsdown Holdings, Plc. ..........................................................   United Kingdom     2,493,900       6,082,383
 McBride, Plc. ....................................................................    United Kingdom     1,000,000       2,923,400
 Oshawa Group, Ltd., Class A .......................................................       Canada           230,000       4,023,652
 Tate & Lyle, Plc. .................................................................   United Kingdom     1,540,500      12,700,877
                                                                                                                       -------------
                                                                                                                         26,853,502
                                                                                                                       -------------
 Forest Products & Paper 3.0%
 Carter Holt Harvey, Ltd. ..........................................................     New Zealand      3,243,400       5,009,519
 Cartiere Burgo, SpA ...............................................................        Italy           696,200       4,150,832
 Enso OY, Class R ..................................................................       Finland          209,900       1,629,371
 Fletcher Challenge Forests ........................................................     New Zealand      6,020,000       4,998,577
 Mayr-Melnhof Karton, AG ...........................................................       Austria           39,400       2,121,358
 PT Barito Pacific Timber, fgn......................................................      Indonesia          96,500          27,634
 PT Indah Kiat Pulp & Paper Corp., fgn .............................................      Indonesia       9,724,297       1,723,853
aPT Indah Kiat Pulp & Paper Corp., rights...........................................      Indonesia         818,888          22,333
aPT Indah Kiat Pulp & Paper Corp., warrants ........................................      Indonesia         782,553          30,591
 Sappi, Ltd. ......................................................................     South Africa        722,582       3,637,781
 Stora Kopparbergs Bergslags, AB, Class B ..........................................       Sweden           804,250       9,977,282
 Unipapel, SA ......................................................................        Spain            52,200       1,092,996
                                                                                                                       -------------
                                                                                                                         34,422,127
                                                                                                                       -------------
 Health & Personal Care 3.7%
 Internatio-Mueller, NV ............................................................     Netherlands        240,308       7,561,290
 Novartis, AG......................................................................      Switzerland          2,506       4,063,367

 Health & Personal Care (cont.)
 Nycomed  ASA, Class A..............................................................   United Kingdom       188,413     $ 7,127,760
 Nycomed ASA, Class B  .............................................................   United Kingdom       654,282      23,775,942
                                                                                                                       -------------
                                                                                                                         42,528,359
                                                                                                                       -------------
 Industrial Components 1.7%
 BTR, Plc. .........................................................................   United Kingdom     4,204,600      12,878,694
aGranges, AB ......................................................................        Sweden           191,000       2,994,937
 Meggitt, Plc. .....................................................................   United Kingdom     1,487,610       3,811,378
                                                                                                                       -------------
                                                                                                                         19,685,009
                                                                                                                       -------------
 Insurance 5.5%
 Ace, Ltd. .........................................................................       Bermuda          227,500      21,953,750
 Baloise-Holding...................................................................      Switzerland          7,380      13,647,686
 GIO Australia Holdings, Ltd. ......................................................      Australia       1,549,534       3,961,874
 ING Groep, NV .....................................................................    Netherlands         563,685      23,741,128
                                                                                                                       -------------
                                                                                                                         63,304,438
                                                                                                                       -------------
 Leisure & Tourism 1.2%
 Kuoni Reisen Holding, AG, Class B ................................................      Switzerland          3,570      13,372,387
                                                                                                                       -------------
 Machinery & Engineering 1.0%
 Bucher Holding, AG, br. ...........................................................     Switzerland         12,800      11,121,678
                                                                                                                       -------------
 Merchandising 4.2%
 David Jones, Ltd. .................................................................      Australia       2,463,527       2,777,696
 Hudsons Bay Co. ..................................................................        Canada           357,000       7,956,650
 Koninklijke Bijenkorf Beheer KBB, NV ..............................................     Netherlands        147,900       9,263,581
 Kwik Save Group, Plc. .............................................................   United Kingdom     1,330,900       6,338,868
 Safeway, Plc. .....................................................................   United Kingdom     1,695,778       9,608,517
 Storehouse, Plc. ..................................................................   United Kingdom     3,314,000      12,926,603
                                                                                                                       -------------
                                                                                                                         48,871,915
                                                                                                                       -------------
 Metals & Mining 2.8%
 Anglo American Platinum Corp., Ltd. ...............................................    South Africa        417,465       5,575,922
 Boehler Uddeholm, AG ..............................................................       Austria           33,000       1,934,568
 Boehler Uddeholm, AG, 144A ........................................................       Austria           27,055       1,586,053
 British Steel, Plc. ...............................................................   United Kingdom     4,033,200       8,727,074
 Companhia Siderurgica Nacional, Sponsored ADR .....................................       Brazil           276,365       7,133,672
 Grupo Mexico, SA de CV, Class B ...................................................       Mexico         1,983,600       7,373,521
 Pohang Iron & Steel Co., Ltd. .....................................................     South Korea         10,450         282,674
                                                                                                                       -------------
                                                                                                                         32,613,484
                                                                                                                       -------------
 Miscellaneous Materials & Commodities .1%
 Korea Chemical Co., Ltd. ..........................................................     South Korea         57,900         963,292
                                                                                                                       -------------
 Multi-Industry 3.0%
 Harrisons & Crosfield, Plc. .......................................................   United Kingdom     5,560,000      12,784,128
 Jardine Strategic Holdings, Ltd. ..................................................      Hong Kong       2,626,250       6,762,594
 Jardine Strategic Holdings, Ltd. ..................................................      Hong Kong         484,193       1,278,270
 Marine Wendel, SA .................................................................       France            55,849       6,347,215
 Swire Pacific Ltd., Class B .......................................................      Hong Kong       7,937,100       8,040,552
                                                                                                                       -------------
                                                                                                                         35,212,759
                                                                                                                       -------------
 Real Estate .2%
 Cheung Kong Holdings, Ltd. ........................................................      Hong Kong         188,600       1,235,185
 Hang Lung Development .............................................................      Hong Kong         779,000       1,095,767
                                                                                                                       -------------
                                                                                                                          2,330,952
                                                                                                                       -------------

 Recreation & Other Consumer Goods .8%
 SMH, AG, br. ......................................................................     Switzerland         15,400     $ 8,492,047
 Yue Yuen Industrial Holdings ......................................................      Hong Kong         394,800         835,556
                                                                                                                       -------------
                                                                                                                          9,327,603
                                                                                                                       -------------
 Telecommunications 4.5%
 British Telecommunications, Plc. ..................................................   United Kingdom     1,446,000      11,393,353
 Nokia, AB, Class A.................................................................       Finland          155,000      10,837,371
 Telefonica de Espana, SA ..........................................................        Spain           646,100      18,447,883
 Telefonica del Peru, SA, Class B, ADR .............................................        Peru            251,900       5,872,419
 Telefonica del Peru, SA, Class B ..................................................        Peru          2,445,602       5,465,584
                                                                                                                       -------------
                                                                                                                         52,016,610
                                                                                                                       -------------
 Textiles & Apparel .3%
 Yizheng Chemical Fibre Co., Ltd., Class H .........................................        China        19,340,200       3,494,164
                                                                                                                       -------------
 Transportation 1.3%
 Air New Zealand, Ltd., Class B ....................................................     New Zealand      2,322,000       4,651,523
 Helikopter Services Group ASA .....................................................       Norway           134,000       1,635,254
aStena Line, AB, Class B...........................................................        Sweden         1,288,000       4,250,129
 Tranz Rail Holdings, Ltd., Sponsored ADR ..........................................     New Zealand         47,765         549,297
 Unitor ASA ........................................................................       Norway           295,000       3,600,000
                                                                                                                       -------------
                                                                                                                         14,686,203
                                                                                                                       -------------
 Utilities - Electrical & Gas 6.1%
 BG, Plc. ..........................................................................   United Kingdom     2,566,588      11,549,815
 Centrais Eletricas Brasileiras, SA ................................................       Brazil       363,450,000      18,073,989
aCentrica, Plc. ...................................................................    United Kingdom     1,290,000       1,864,407
 Cia Sevillana de Electricidad, SA .................................................        Spain           246,970       2,310,025
 Iberdrola, SA.....................................................................         Spain         1,517,800      19,974,985
 Korea Electric Power Corp. ........................................................     South Korea         66,000         609,381
 Shandong Huaneng Power Co., Ltd. , Sponsored ADR ..................................        China           338,300       2,325,812
 Thames Water Group, Plc. .........................................................    United Kingdom       978,479      14,639,902
                                                                                                                       -------------
 ...................................................................................                                     71,348,316
                                                                                                                       -------------
 Total Common Stocks, Warrants and Rights (Cost $730,193,114) ......................                                    880,368,690
                                                                                                                       -------------
 Preferred Stocks 3.6%
aBanco Bradesco, SA, pfd. ..........................................................       Brazil       525,200,000       5,176,471
 Banco Itau, SA, pfd. ..............................................................       Brazil         4,209,000       2,262,802
 News Corp., Ltd., pfd..............................................................      Australia           3,486          17,254
 Petrobras-Petroleo Brasileiro, SA, pfd.............................................       Brazil        60,000,000      14,031,629
 Telebras-Telecomunicacoes Brasileiras, SA, pfd., ADR ..............................       Brazil           177,300      20,644,369
                                                                                                                       -------------
 Total Preferred Stocks (Cost $33,631,335) .........................................                                     42,132,525
                                                                                                                       -------------

                                                                                                         PRINCIPAL
                                                                                                          AMOUNT*
dShort Term Investments 1.1%
 U.S. Treasury Bill, 5.16%, 1/22/98 (Cost $12,610,111) .............................    United States    12,650,000      12,614,858
                                                                                                                       -------------
 Total Investments before Repurchase Agreements (Cost $776,434,560) ................                                    935,116,073
                                                                                                                       -------------

gRepurchase Agreements 19.1%
 Bank of America, 6.40%, 1/02/98 (Maturity Value $50,017,778)
 Collateralized by U.S. Treasury Notes..............................................    United States    50,000,000    $ 50,000,000
 Lehman Brothers,  Inc. , 6.30%, 1/02/98 (Maturity Value $51,017,850)
 Collateralized by U.S. Treasury Notes..............................................    United States    51,000,000      51,000,000
 Morgan Stanley,  Inc. , 6.23%, 1/02/98 (Maturity Value $34,061,785)
 Collateralized by U.S. Treasury Notes .............................................    United States    34,050,000      34,050,000
 Swiss Bank Corp., 6.55%, 1/02/98 (Maturity Value $52,018,922)
 Collateralized by U.S. Treasury Notes .............................................    United States    52,000,000      52,000,000
 UBS Securities,  Inc. , 6.45%, 1/02/98 (Maturity Value $35,012,542)
 Collateralized by U.S. Treasury Notes .............................................    United States    35,000,000      35,000,000
                                                                                                                       -------------
 Total Repurchase Agreements (Cost $222,050,000) ...................................                                    222,050,000
                                                                                                                       -------------
 Total Investments (Cost $998,484,560) 99.6% .......................................                                  1,157,166,073
 Other Assets, less Liabilities .4% ................................................                                      4,263,476
                                                                                                                       -------------
 Net Assets 100.0%.................................................................                                  $1,161,429,549
                                                                                                                       =============

*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
gSee Note 1(c) regarding repurchase agreements.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997

 Templeton International Smaller Companies Fund                                                COUNTRY        SHARES        VALUE
 Common Stocks 86.8%
 Aerospace & Military Technology .4%
 Hong Kong Aircraft Engineering Co., Ltd. ..........................................      Hong Kong          55,100       $ 138,657
                                                                                                                       -------------
 Appliances & Household Durables 1.2%
 Email, Ltd. .......................................................................      Australia          44,964         106,202
 Fisher & Paykel Industries, Ltd. ..................................................     New Zealand         49,222         157,194
 Guangdong Kelon Electrical Hldgs., Ltd., Class H ..................................        China            92,000          94,386
 Guangdong Kelon Electrical Hldgs., Ltd., Class H, 144A ............................        China            40,000          41,038
                                                                                                                       -------------
                                                                                                                            398,820
                                                                                                                       -------------
 Automobiles 1.9%
 Bertrand Faure, SA ................................................................       France             4,300         305,719
 Bilia, AB ........................................................................        Sweden            21,400         296,477
                                                                                                                       -------------
                                                                                                                            602,196
                                                                                                                       -------------
 Banking 4.5%
 Banco de Valencia, SA .............................................................        Spain             3,272          70,766
 Banco Pastor, SA ..................................................................        Spain             4,000         337,381
 Commercial International Bank Ltd., GDR, 144A .....................................        Egypt            13,500         283,500
 Korea Long Term Credit Bank .......................................................    South Korea           9,266          56,853
 Singapore Finance, Ltd. ...........................................................      Singapore         148,000         100,979
aUniao de Bancos Brasileiros, SA, GDR ..............................................       Brazil            10,235         329,439
 Union Bank of Norway, Primary Capital Certification ...............................       Norway             7,170         254,717
                                                                                                                       -------------
                                                                                                                          1,433,635
                                                                                                                       -------------
 Beverages & Tobacco .8%
 Sinocan Holdings, Ltd. ............................................................      Hong Kong         955,000         264,970
                                                                                                                       -------------
 Broadcasting & Publishing 3.3%
aApt Sattellite Holdings, Ltd., ADR ................................................      Hong Kong          22,000         258,500
 GTC Transcontinental Group, Ltd., Class B ........................................        Canada            63,300         575,837
aInchcape Marketing Services, fgn. .................................................      Singapore          94,500          28,033
 Marieberg Tidnings, AB, Class A ..................................................        Sweden             8,160         191,156
                                                                                                                       -------------
                                                                                                                          1,053,526
                                                                                                                       -------------
 Building Materials & Components 5.8%
 Caradon, Plc.......................................................................   United Kingdom       100,000         294,804
 Cementos Diamante, SA, ADR, 144A ..................................................      Colombia           26,900         354,015
 Cristaleria Espanola, SA ..........................................................        Spain             1,291          99,145
 Gujarat Ambuja Cements, Ltd. ......................................................        India            47,500         334,439
aMirgor SA Comercial Industrial Financiera Inmobi, Class C, ADR ....................      Argentina          24,300          58,320
 Sarna Kunststoff Holding, AG ......................................................     Switzerland             52          67,951
 Schuttersveld, NV .................................................................     Netherlands         10,932         253,938
 Siam City Cement Public Co., Ltd., fgn. ...........................................      Thailand           67,621          72,245
 Suez Cement Co., GDR, 144A ........................................................        Egypt            16,450         335,991
                                                                                                                       -------------
                                                                                                                          1,870,848
                                                                                                                       -------------
 Business & Public Services 4.2%
aISS International Service System, AS, Class B .....................................       Denmark            9,100         334,681
 Kardex, AG, br. ...................................................................     Switzerland          1,494         403,742
 Lex Service, Plc. .................................................................   United Kingdom        54,100         414,493
 Scribona, AB, Class B .............................................................       Sweden            19,045         212,280
                                                                                                                       -------------
                                                                                                                          1,365,196
                                                                                                                       -------------
 Chemicals .7%
 Energia e Industrias Aragonesas Eia, SA ...........................................        Spain            34,500         230,981
                                                                                                                       -------------
 Construction & Housing 2.0%
 Dragados y Construcciones, SA .....................................................        Spain            14,155         301,496
 Hollandsche Beton Groep, NV .......................................................     Netherlands          9,600         178,492
 Kumagai Gumi Hong Kong, Ltd. ......................................................      Hong Kong         215,000         163,699
                                                                                                                       -------------
                                                                                                                            643,687
                                                                                                                       -------------
 Electrical & Electronics 2.0%
 Dongfang Electrical Machinery Co., Ltd., Class H ..................................        China           179,000        $ 26,103
 Tadiran, Ltd., Sponsored ADR ......................................................       Israel             9,750         344,906
 Techtronic Industries Co., Ltd. ...................................................      Hong Kong       1,201,000         278,978
                                                                                                                       -------------
                                                                                                                            649,987
                                                                                                                       -------------
 Electronic Components & Instruments 1.5%
 Swisslog Holding, AG ..............................................................     Switzerland          1,000          73,547
 VTech Holdings, Ltd. ..............................................................      Hong Kong         136,000         401,032
                                                                                                                       -------------
                                                                                                                            474,579
                                                                                                                       -------------
 Energy Sources .3%
 Transportadora de Gas del Sur, SA, Class B, sponsored ADR .........................      Argentina           7,000          78,313
                                                                                                                       -------------
 Financial Services 2.0%
 Industrial Credit & Investment Corp. of India (ICICI)..............................        India           170,000         331,760
aMorgan Stanley Growth Fund ........................................................        India         1,275,000         196,779
 Peregrine Investments Holdings, Ltd. ..............................................      Hong Kong         148,225         105,206
                                                                                                                       -------------
                                                                                                                            633,745
                                                                                                                       -------------
 Food & Household Products 9.4%
 C P Pokphand Co., Ltd. ............................................................      Hong Kong         200,100          31,504
 Chareon Pokphand Feedmill Public Co., Ltd., fgn. ..................................      Thailand           71,300         176,727
 Hazlewood Foods, Plc. .............................................................   United Kingdom       252,600         682,445
 Hillsdown Holdings, Plc. ..........................................................   United Kingdom       100,000         243,890
 Illovo Sugar, Ltd., fgn. ..........................................................    South Africa        187,000         322,778
 McBride, Plc. .....................................................................   United Kingdom        64,100         187,390
 Melco International Development, Ltd. .............................................      Hong Kong         470,000         112,208
 National Foods, Ltd. ..............................................................      Australia         179,017         278,385
 Oshawa Group, Ltd., Class A .......................................................       Canada            34,000         594,801
 Perkins Foods, Plc. ...............................................................   United Kingdom       236,550         405,983
                                                                                                                       -------------
                                                                                                                          3,036,111
                                                                                                                       -------------
 Forest Products & Paper 2.4%
 Crown-Van Gelder Papier, SA .......................................................     Netherlands          6,115          90,474
aEmpaques Ponderosa, SA de CV, Class B .............................................       Mexico           151,800         130,912
 Fletcher Challenge Forests ........................................................     New Zealand         67,441          55,998
 Munksjo, AB ......................................................................        Sweden            12,995         123,569
 Primex Forest Products, Ltd. ......................................................       Canada            90,000         384,171
                                                                                                                       -------------
                                                                                                                            785,124
                                                                                                                       -------------
 Health & Personal Care .7%
 Esaote Biomedica, SpA, ADR 144A ...................................................        Italy             3,600          95,607
 Internatio-Mueller, NV ............................................................     Netherlands          3,744         117,805
                                                                                                                       -------------
                                                                                                                            213,412
                                                                                                                       -------------
 Industrial Components 6.7%
aGranges, AB .......................................................................       Sweden            14,679         230,171
 Lucas Varity, Plc. ................................................................   United Kingdom       111,000         392,861
 Otra, NV ..........................................................................     Netherlands         23,500         336,103
 Sylea, SA .........................................................................       France             4,447         424,861
 Weir Group, Plc. ..................................................................   United Kingdom       120,900         533,137
 Yamato Kogyo Co., Ltd. ............................................................        Japan            41,000         246,496
                                                                                                                       -------------
                                                                                                                          2,163,629
                                                                                                                       -------------
 Leisure & Tourism .3%
 Tourism Holdings, Ltd. ............................................................     New Zealand        155,800         106,749
                                                                                                                       -------------

 Machinery & Engineering  2.3%
 Arcadis, NV .......................................................................     Netherlands         21,300       $ 235,307
 China International Marine Containers, Inc., Class B ..............................        China            52,000          46,907
 Laird Group, Plc. .................................................................   United Kingdom        62,000         451,600
                                                                                                                       -------------
                                                                                                                            733,814
                                                                                                                       -------------
 Merchandising 11.7%
 David Jones, Ltd. .................................................................      Australia         243,000         273,989
 De Boer Unigro, NV................................................................      Netherlands          7,740         244,303
 Det Danske Traelastkompagni, AS ...................................................       Denmark            3,752         334,027
 Giordano International, Ltd. ......................................................      Hong Kong         807,000         278,581
 LI & Fung, Ltd. ...................................................................      Hong Kong         241,000         337,444
aMakro Atacadista, SA, ADR .........................................................       Brazil            37,500         302,406
 Moebel Walther, AG ................................................................       Germany            7,506         241,994
 Northwest Co. Fund ................................................................       Canada            24,915         244,085
 Sa des Galeries Lafayette .........................................................       France               810         446,822
 Safeway, Plc. .....................................................................   United Kingdom        57,100         323,537
 Samas-Groep, NV ...................................................................     Netherlands          2,450         114,063
 Somerfield, Plc. ..................................................................   United Kingdom        82,800         284,894
 Storehouse, Plc. ..................................................................   United Kingdom        86,900         338,963
                                                                                                                       -------------
                                                                                                                          3,765,108
                                                                                                                       -------------
 Metals & Mining 3.9%
 Arbed, SA .........................................................................       Belgium            3,240         354,160
 Boehler Uddeholm, AG ..............................................................       Austria            4,993         292,706
 Impala Platinum Holdings, Ltd. ....................................................    South Africa         25,000         238,878
 PT Tambang Timah, fgn. ............................................................      Indonesia         204,000         218,836
 Vallourec ........................................................................        France             2,356         140,534
                                                                                                                       -------------
                                                                                                                          1,245,114
                                                                                                                       -------------
 Miscellaneous Materials & Commodities .3%
 Korea Chemical Co., Ltd. ..........................................................     South Korea          2,900          48,248
 Thai Glass Industries Public Co., Ltd., fgn. ......................................      Thailand           73,900          61,583
                                                                                                                       -------------
                                                                                                                            109,831
                                                                                                                       -------------
 Multi-Industry 7.0%
aAmer Group, Ltd., Class A .........................................................       Finland           11,300         216,702
 Inversiones y Representacion, SA ..................................................      Argentina         142,333         529,579
 La Cemento Nacional CA, Sponsored GDR, 144A .......................................       Ecuador            1,075         223,600
 Marine Wendel, SA .................................................................       France             3,283         373,112
 Murray & Roberts Hldgs., Ltd. .....................................................    South Africa        150,000         226,549
 Nagron Nationaal Grondbezit, NV ...................................................     Netherlands          7,400         180,652
 Pioneer Industries International, Ltd. ............................................      Hong Kong          60,000           9,292
 Saha Union Public Co., Ltd., fgn. .................................................      Thailand          201,000         138,510
 Wagon Industrial Holdings, Plc. ...................................................   United Kingdom        34,300         165,901
 Zehnder Holding, AG, br. ..........................................................     Switzerland            465         190,244
                                                                                                                       -------------
                                                                                                                          2,254,141
                                                                                                                       -------------
 Telecommunications .2%
aDigital Telecommunications Philippines, Inc........................................     Philippines      2,072,000          74,694
                                                                                                                       -------------
 Textiles & Apparel 2.1%
 Daehan Synthetic Fiber Co., Ltd. ..................................................     South Korea          3,200          73,440
 Dawson International, Plc. ........................................................   United Kingdom       193,500         214,513
 Gamma Holding, NV .................................................................     Netherlands          3,000         152,393
 Inner Mongolia Erdos Cashmere Products Co., Ltd., Class B .........................        China           497,000         168,980
 Yizheng Chemical Fibre Co., Ltd., Class H .........................................        China           326,000          58,898
                                                                                                                       -------------
                                                                                                                            668,224
                                                                                                                       -------------

 Transportation 5.4%
 Anangel-American Shipholdings, Ltd., ADR ..........................................       Greece            35,000       $ 306,250
 Baltrans Holdings, Ltd. ...........................................................      Hong Kong         468,000          62,811
 Delgro Corp. ......................................................................      Singapore          78,000          95,331
 Helikopter Services Group ASA .....................................................       Norway            16,400         200,136
 Orient Overseas International, Ltd. ...............................................      Hong Kong         250,000         133,888
 Osprey Maritime, Ltd. .............................................................      Singapore         350,000         280,332
 PT Steady Safe ....................................................................      Indonesia         147,702          10,071
aSBS Bus Service, Ltd., fgn. .......................................................      Singapore          39,000          14,115
 Stolt Nielsen, SA, ADR ............................................................       Norway            15,000         328,125
 Tranz Rail Holdings, Ltd., Sponsored ADR ..........................................     New Zealand         25,400         292,100
                                                                                                                       -------------
                                                                                                                          1,723,159
                                                                                                                       -------------
 Utilities - Electrical & Gas 1.8%
 Gas y Electricidad, SA ............................................................        Spain             5,700         411,552
 Guangdong Electric Power Development Co., Ltd., Class B, 144A .....................        China           260,400         153,908
                                                                                                                       -------------
                                                                                                                            565,460
                                                                                                                       -------------
 Wholesale & International Trade 2.0%
 Dahl International, AB ............................................................       Sweden             4,800          70,731
 Dahl International, AB, 144A ......................................................       Sweden             6,300          92,835
 Davids, Ltd. ......................................................................      Australia         324,000         221,725
 Eurodis Electron, Plc. ............................................................   United Kingdom        50,000         124,409
 Inchcape, Bhd., fgn. ..............................................................      Singapore          94,500         145,212
                                                                                                                       -------------
                                                                                                                            654,912
                                                                                                                       -------------
 Total Common Stocks (Cost $29,274,145) ............................................                                     27,938,622
                                                                                                                       -------------
 Preferred Stocks 4.8%
 Ballast Nedam, NV, ctf., cvt., pfd. ...............................................     Netherlands          6,700         346,953
aBank Austria, AG, new, pfd., 144A .................................................       Austria            6,000         270,752
 Cia Brasileira de Petroleo Ipiranga, pfd. .........................................       Brazil        25,141,000         382,955
 Coteminas Cia Tecidos Norte de Minas, pfd .........................................       Brazil           335,000         120,066
 Moebel Walther, AG, pfd. ..........................................................       Germany            4,550         124,942
 Weg, SA, pfd. .....................................................................       Brazil           507,200         313,577
                                                                                                                       -------------
 Total Preferred Stocks (Cost $1,501,555) ..........................................                                      1,559,245
                                                                                                                       -------------

           ..........                                                                                     PRINCIPAL
           ..........                                                                                     AMOUNT
dShort Term Investments .9%
 U.S. Treasury Bills, 5.16%, 1/22/98 (Cost $284,101) ...............................    United States      $285,000         284,205
                                                                                                                       -------------
 Total Investments before Repurchase Agreements (Cost $31,059,801) .................                                     29,782,072
                                                                                                                       -------------
gRepurchase Agreements 7.1%
 Bank of America, 6.40%, 1/02/98, (Maturity Value $900,320)
 Collateralized by U.S. Treasury Notes & Bonds .....................................    United States       900,000         900,000
 Lehman Brothers, Inc., 6.30%, 1/02/98 (Maturity Value $875,306)
 Collateralized by U.S. Treasury Notes & Bonds .....................................    United States       875,000         875,000
 UBS Securities, Inc., 6.45%, 1/02/98 (Maturity Value $513,184)
 Collateralized by U.S. Treasury Notes & Bonds .....................................    United States       513,000         513,000
                                                                                                                       -------------
 Total Repurchase Agreements (Cost $2,288,000) .....................................                                      2,288,000
                                                                                                                       -------------
 Total Investments (Cost $33,347,801) 99.6% ........................................                                     32,070,072
 Other Assets, less Liabilities .4% ................................................                                        130,633
                                                                                                                       -------------
 Net Assets 100.0% .................................................................                                    $32,200,705
                                                                                                                       =============
*Securities traded in U.S. dollars unless otherwise indicated.
aNon-income producing.
dSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.
gSee Note 1(c) regarding repurchase agreements.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                            SHARES/
 Templeton Pacific Growth Fund                                                                COUNTRY      WARRANTS         VALUE
 Common Stocks and Warrants 98.9%
 Appliances & Household Durables 1.0%
 Sony Corp. ........................................................................        Japan            19,400     $ 1,723,520
                                                                                                                       -------------
 Banking 13.0%
 Australia & New Zealand Banking Group, Ltd. .......................................      Australia         346,000       2,286,627
 Bangkok Bank Public Co., Ltd., fgn. ...............................................      Thailand          622,000       1,594,872
 Development Bank of Singapore, Ltd., fgn. .........................................      Singapore         518,000       4,425,512
 HSBC Holdings, Plc.  ..............................................................      Hong Kong         216,200       5,328,975
 Industrial Finance Corp. of Thailand, fgn.  .......................................      Thailand        2,783,133         440,068
 Krung Thai Bank Public Co., Ltd., fgn.  ...........................................      Thailand        2,531,400         540,897
 Overseas Union Bank, Ltd., fgn. ...................................................      Singapore         472,560       1,808,373
aPhilippine National Bank ..........................................................     Philippines        962,500       2,115,123
 PT Bank Bali, fgn. ................................................................      Indonesia       3,134,000         413,118
 PT Bank Pan Indonesia TBK .........................................................      Indonesia       6,182,625         899,291
aPT Bank Pan Indonesia TBK, warrants ...............................................      Indonesia         883,086           7,546
 Singapore Finance, Ltd., fgn. .....................................................      Singapore         213,000         145,328
 Thai Farmers Bank Public Co., Ltd. ................................................      Thailand           36,570          46,885
 Thai Farmers Bank Public Co., Ltd., fgn. ..........................................      Thailand          733,440       1,371,282
aThai Farmers Bank Public Co., Ltd., fgn., warrants ................................      Thailand           91,680           9,991
                                                                                                                       -------------
                                                                                                                         21,433,888
                                                                                                                       -------------
 Broadcasting & Publishing 2.3%
aInchcape Marketing Services, fgn., ................................................      Singapore       1,240,000         367,843
 South China Morning Post, Ltd. ....................................................      Hong Kong       4,888,000       3,437,811
                                                                                                                       -------------
                                                                                                                          3,805,654
                                                                                                                       -------------
 Chemicals 2.8%
 Fauji Fertilizer Co., Ltd. ........................................................      Pakistan        2,418,000       4,629,289
                                                                                                                       -------------
 Construction & Housing 6.1%
 City Developments, Ltd., fgn.  ....................................................      Singapore         888,600       4,112,180
 Daito Trust Construction Co. ......................................................        Japan           409,000       2,496,538
 Road King Infrastructure, Ltd. ....................................................      Hong Kong       3,790,000       3,472,577
                                                                                                                       -------------
                                                                                                                         10,081,295
                                                                                                                       -------------
 Electrical & Electronics 2.1%
 Hitachi, Ltd. ....................................................................         Japan               800           5,698
 Matsushita Electric Industrial Co., Ltd.  .........................................        Japan           239,000       3,496,132
                                                                                                                       -------------
                                                                                                                          3,501,830
                                                                                                                       -------------
 Energy Sources 1.4%
aHub Power Co., Ltd., GDR, reg.S ...................................................      Pakistan           74,900       2,331,263
                                                                                                                       -------------
 Financial Services .6%
 Commerce Asset-Holding, Bhd, fgn. .................................................      Malaysia        1,572,000         751,747
aCommerce Asset-Holding, Bhd, fgn., warrants .......................................      Malaysia           34,650           1,737
aCommerce Asset-Holding, Bhd, warrants .............................................      Malaysia          163,750          23,576
 Public Finance, Bhd., fgn. ........................................................      Malaysia          928,000         255,292
                                                                                                                       -------------
                                                                                                                          1,032,352
                                                                                                                       -------------
 Food & Household Products 1.2%
 Chareon Pokphand Feedmill Public Co., Ltd., fgn. ..................................      Thailand          829,900       2,057,017
                                                                                                                       -------------
 Forest Products & Paper  3.2%
aAsia Pacific Resources International Holdings, Ltd., Class A ......................      Indonesia         525,000         984,375
 Carter Holt Harvey, Ltd.  .........................................................     New Zealand      2,411,800       3,725,090
 PT Tjiwi Kimia TBK.................................................................      Indonesia       1,388,741         340,873
aPT Tjiwi Kimia TBK, warrants.......................................................      Indonesia         192,880          11,222
 PT Barito Pacific Timber, fgn. ....................................................      Indonesia         950,000         272,045
aPT Inti Indorayon Utama ...........................................................      Indonesia         129,000          12,900
                                                                                                                       -------------
                                                                                                                          5,346,505
                                                                                                                       -------------

 Industrial Components 2.1%
 Mitsubishi Heavy Industries, Ltd. .................................................        Japan           824,000     $ 3,433,070
                                                                                                                       -------------
 Insurance 5.0%
 GIO Australia Holdings, Ltd. ......................................................      Australia       1,720,145       4,398,095
 National Mutual Asia, Ltd. ........................................................      Hong Kong       3,860,000       3,835,592
                                                                                                                       -------------
                                                                                                                          8,233,687
                                                                                                                       -------------
 Leisure & Tourism .9%
 Grand Hotel Holdings, Ltd. ........................................................      Hong Kong       5,415,000       1,415,070
                                                                                                                       -------------
 Machinery & Engineering .5%
 Van Der Horst, Ltd. ...............................................................     Singapore        2,102,000         804,384
                                                                                                                       -------------
 Merchandising 2.2%
 Coles Myer, Ltd. ..................................................................     Australia          742,200       3,565,083
                                                                                                                       -------------
 Metals & Mining 1.9%
 Capral Aluminium, Ltd. ............................................................      Australia       1,521,000       3,192,025
                                                                                                                       -------------
 Miscellaneous Materials & Commodities 1.8%
 Golden Hope Plantations, Bhd., fgn. ...............................................      Malaysia        2,607,000       3,016,197
                                                                                                                       -------------
 Multi-Industry 8.6%
 Hicom Holdings, Bhd. ..............................................................      Malaysia        1,634,000         941,036
 Jardine Matheson Holdings, Ltd. ...................................................      Hong Kong         632,031       3,223,358
 PT Astra International, Inc. ......................................................      Indonesia       4,380,000       1,134,818
 Sime Darby, Bhd., fgn. ............................................................      Malaysia        1,798,800       1,729,660
 Swire Pacific, Ltd., Class A   ....................................................      Hong Kong         645,000       3,537,553
 Wheelock & Co., Ltd. ..............................................................      Hong Kong       3,100,000       3,620,467
                                                                                                                       -------------
                                                                                                                         14,186,892
                                                                                                                       -------------
 Real Estate 8.4%
 Cheung Kong Holdings, Ltd. ........................................................      Hong Kong         800,000       5,239,386
aFilinvest Land, Inc. ..............................................................     Philippines      5,675,000         224,198
 Hon Kwok Land Investment Co., Ltd. ................................................      Hong Kong       5,940,438       1,073,250
 New World Development Co., Ltd. ...................................................      Hong Kong       1,317,778       4,557,549
 Parkway Holdings, Ltd., fgn. ......................................................      Singapore       1,217,000       2,743,756
                                                                                                                       -------------
                                                                                                                         13,838,139
                                                                                                                       -------------
 Recreation & Other Consumer Goods .6%
 Nintendo Co., Ltd. ................................................................        Japan            10,800       1,067,014
                                                                                                                       -------------
 Telecommunications 5.9%
 Hong Kong Telecommunications, Ltd.  ...............................................      Hong Kong       2,438,633       5,019,512
 Pakistan Telecommunications Corp., PTC, Class A ...................................      Pakistan        6,300,000       4,760,146
                                                                                                                       -------------
                                                                                                                          9,779,658
                                                                                                                       -------------
 Textiles & Apparel 4.8%
 Nisshinbo Industries, Inc. ........................................................        Japan           700,000       2,948,610
 PT Indorama Synthetics ............................................................      Indonesia       3,657,384       1,629,198
 PT Panasia Indosyntec .............................................................      Indonesia       3,423,000         155,591
 Wacoal Corp. ......................................................................       Japan            330,000       3,285,594
                                                                                                                       -------------
                                                                                                                          8,018,993
                                                                                                                       -------------
 Transportation 15.4%
 Cathay Pacific Airways, Ltd. ......................................................      Hong Kong       3,000,000       2,439,024
 East Japan Railway Co. ............................................................        Japan             1,200       5,413,188
 Great Eastern Shipping Co., Ltd., GDR .............................................        India           156,100         854,648
 Guangshen Railway Co., Ltd., ADR ..................................................        China           181,500       2,438,906
 GZI Transport, Ltd. ...............................................................       China          1,008,000         338,211
aGZI Transport, Ltd., warrants 144A ................................................        China           201,600           5,984
 Hitachi Zosen Corp................................................................         Japan           640,000       1,024,431

 Transportation (cont.)
 Hong Kong Ferry Holdings Co., Ltd., Bhd. ..........................................      Hong Kong         745,000       $ 865,273
 Malaysian International Shipping Corp., fgn. ......................................      Malaysia        3,342,667       4,898,625
 Qantas Airways, Ltd., ADR, 144A ...................................................      Australia         118,100       2,084,465
 Singapore Airlines, Ltd., fgn. ....................................................      Singapore         758,000       4,946,900
 Tranz Rail Holdings, Ltd., Sponsored ADR ..........................................     New Zealand          8,900         102,350
                                                                                                                       -------------
                                                                                                                         25,412,005
                                                                                                                       -------------
 Utilities - Electrical & Gas 4.1%
 China Light & Power Co., Ltd. .....................................................      Hong Kong         931,000       5,166,215
 Shandong Huaneng Power Co., Ltd., Sponsored ADR ...................................        China           225,000       1,546,875
                                                                                                                       -------------
                                                                                                                          6,713,090
                                                                                                                       -------------
 Wholesale & International Trade 3.0%
 Brierley Investments, Ltd. ........................................................     New Zealand      4,177,353       2,983,460
 Inchcape, Bhd., fgn...............................................................       Singapore       1,240,000       1,905,429
                                                                                                                       -------------
                                                                                                                          4,888,889
                                                                                                                       -------------
 Total Investments (Cost $235,321,791) 98.9%........................................                                    163,506,809
 Other Assets, less Liabilities 1.1% ...............................................                                      1,897,006
                                                                                                                       -------------
 Net Assets 100.0%..................................................................                                   $165,403,815
                                                                                                                       =============

aNon-income producing.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                           PRINCIPAL
 U.S. Government Securities Fund                                                                            AMOUNT          VALUE
 Mortgage-Backed Securities 74.3%
 Government National Mortgage Association (GNMA) - Fixed Rate 44.7%
hGNMA I, 6.00%, 1/01/28 ..............................................................................   $ 5,000,000     $ 4,832,813
 .GNMA I, SF, 6.00%, 12/15/23 - 1/15/24 ...............................................................    12,098,055     11,741,057
 .GNMA II, 6.00%, 1/20/24 - 10/20/24 ..................................................................     2,033,028      1,956,562
hGNMA I , 6.50%, 1/01/28 .............................................................................     5,000,000      4,950,000
 .GNMA I, SF, 6.50%, 5/15/23 - 5/15/24 ................................................................    52,226,117     51,875,511
 .GNMA II, 6.50%, 1/20/26 - 12/20/27 ..................................................................    26,476,869     26,139,328
hGNMA II, 6.50%, 1/01/28 .............................................................................     4,000,000      3,941,250
 .GNMA, PL, 6.50%, 9/15/28 ............................................................................     8,615,403      8,407,169
 .GNMA I, SF, 7.00%, 3/15/22 - 12/15/26 ...............................................................    51,486,196     52,113,978
 .GNMA II, 7.00%, 1/20/24 - 10/20/27 ..................................................................    30,867,319     31,056,252
 .GNMA I, SF, 7.25%, 11/15/25 .........................................................................     1,806,904      1,832,074
 .GNMA, PL, 7.25%, 5/15/22 - 8/15/22 ..................................................................     2,211,719      2,284,440
 .GNMA I, SF, 7.50%, 2/15/17 - 5/15/27 ................................................................    42,547,392     43,798,392
 .GNMA II, 7.50%, 11/20/16 - 11/20/26 .................................................................    31,939,883     32,685,961
 .GNMA I, SF, 8.00%, 4/15/05 - 6/15/25 ................................................................    26,373,677     27,574,036
 .GNMA II, 8.00%, 2/20/16 - 8/20/26 ...................................................................     2,955,633      3,079,998
 .GNMA I, SF, 8.25%, 4/15/25 ..........................................................................     2,081,020      2,200,034
 .GNMA I, SF, 8.50%, 8/15/21 - 12/15/24 ...............................................................     9,194,784      9,760,666
 .GNMA I, SF, 9.00%, 4/15/16 - 2/15/21 ................................................................     3,499,103      3,821,934
 .GNMA I, SF, 9.50%, 7/15/16 - 12/15/21 ...............................................................     8,257,749      9,044,189
 .GNMA II, 9.50%, 4/20/25 .............................................................................     1,254,112      1,346,014
 .GNMA I, SF, 10.00%, 8/15/17 - 8/15/21 ...............................................................     6,850,195      7,532,191
                                                                                                                       -------------
                                                                                                                        341,973,849
                                                                                                                       -------------
 Government National Mortgage Association (GNMA) - Adjustable Rate 1.4%
 .GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 7.00%, 7/20/17 ...............................     3,275,326      3,376,112
 .GNMA, Cap 11.50%, Margin 2.50% + CMT, Resets Annually, 8.00%, 7/20/25 ...............................     2,568,610      2,688,077
 .GNMA, Cap 14.00%, Margin 1.50% + CMT, Resets Annually, 7.00%, 1/20/16 ...............................     4,704,237      4,845,232
                                                                                                                       -------------
                                                                                                                         10,909,421
                                                                                                                       -------------
 Federal National Mortgage Association (FNMA) - Fixed Rate 7.7%
 .FNMA, 6.00%, 10/01/23 - 4/01/24 .....................................................................     6,495,994      6,292,325
hFNMA, 6.00%, 1/01/28 ................................................................................     5,000,000      4,820,313
 .FNMA, 6.50%, 1/01/24 - 6/01/24 ......................................................................    14,689,539     14,572,255
 .FNMA, 7.00%, 5/01/24 ................................................................................     1,774,947      1,796,939
 .FNMA, PL, 7.00%, 3/17/35 ............................................................................     7,456,275      7,360,686
 .FNMA, 7.50%, 4/01/23 - 8/01/25 ......................................................................    10,385,606     10,653,116
 .FNMA, 8.00%, 7/01/16 - 2/01/25 ......................................................................    11,859,708     12,344,242
 .FNMA, 8.50%, 10/01/19 - 3/01/22 .....................................................................       875,202        925,420
                                                                                                                       -------------
                                                                                                                         58,765,296
                                                                                                                       -------------
 Federal National Mortgage Association (FNMA) - Adjustable Rate 7.6%
 .FNMA, Cap 12.059%, Margin 1.25% + COFI, Resets Monthly, 6.149%, 11/01/35 ............................     8,198,111      8,197,538
 .FNMA, Cap 12.49%, Margin 2.00% + CMT, Resets Annually, 7.734%, 2/01/19 ..............................     4,438,474      4,644,916
 .FNMA, Cap 12.786%, Margin 1.25% + COFI, Resets Monthly, 6.154%, 2/01/03 .............................     1,145,433      1,145,021
 .FNMA, Cap 12.819%, Margin 2.127% + CMT, Resets Annually, 7.826%, 9/01/18 ............................     5,750,370      6,053,312
 .FNMA, Cap 12.93%, Margin 2.24% + CMT, Resets Annually, 7.137%, 2/01/27 ..............................     9,223,367      9,483,872
 .FNMA, Cap 13.313%, Margin 2.126% + CMT, Resets Annually, 7.736%, 7/01/19 ............................     4,052,468      4,237,444
 .FNMA, Cap 13.644%, Margin 2.011% + CMT, Resets Annually, 7.695%, 1/01/18 ............................    12,095,902     12,660,309
 .FNMA, Cap 14.625%, Margin 1.25% + COFI, Resets Monthly, 6.138%, 6/01/02 .............................     5,140,799      5,137,355
 .FNMA, Cap 14.808%, Margin 1.825% + 3CMT, Resets Tri-Annually, 8.597%, 7/01/20 .......................     2,015,250      2,135,823
 .FNMA, Cap 15.156%, Margin 2.284% + 3CMT, Resets Tri-Annually, 8.524%, 3/01/20 .......................     4,443,722      4,705,768
                                                                                                                       -------------
                                                                                                                         58,401,358
                                                                                                                       -------------
 Federal Home Loan Mortgage Corp. (FHLMC) - Fixed Rate 9.5%
hFHLMC, 6.00%, 1/01/28 ...............................................................................     5,000,000      4,820,313
 .FHLMC, 6.50%, 6/01/08 - 1/01/24 .....................................................................    20,875,862     20,792,900
 .FHLMC, 7.00%, 4/01/24 ...............................................................................    15,914,519     16,140,028
 .FHLMC, PL, 7.00%, 9/17/31 ...........................................................................    19,607,350     19,656,368
 .FHLMC, 7.50%, 11/01/22 - 5/01/24 ....................................................................     5,399,987      5,556,241
 .Federal Home Loan Mortgage Corp. (FHLMC) - Fixed Rate (cont.)
 .FHLMC, 8.00%, 5/01/16 - 5/01/22 .....................................................................   $ 3,775,521    $ 3,935,621
 .FHLMC, 8.50%, 4/01/18 - 3/01/22 .....................................................................     1,117,541      1,176,559
 .FHLMC, 9.00%, 3/01/03 ...............................................................................       613,956        635,335
                                                                                                                       -------------
                                                                                                                         72,713,365
                                                                                                                       -------------
 Federal Home Loan Mortgage Corp. (FHLMC) - Adjustable Rate 3.4%
 .FHLMC, Cap 10.99%, Margin 2.225% + CMT, Resets Annually, 8.005%, 6/01/22 ............................     2,903,738      3,029,441
 .FHLMC, Cap 12.522%, Margin 2.105% + CMT, Resets Annnually, 7.653%, 6/01/22 ..........................     4,032,797      4,218,295
 .FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.62%, 9/01/19 .............................     2,276,018      2,385,631
 .FHLMC, Cap 13.125%, Margin 2.00% + CMT, Resets Annually, 7.785%, 7/01/18 ............................     2,870,403      2,994,281
 .FHLMC, Cap 13.458%, Margin 2.195% + CMT, Resets Annually, 7.821%, 2/01/19 ...........................     6,002,770      6,295,706
 .FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.728%, 4/01/18 ...........................     6,341,546      6,624,969
                                                                                                                       -------------
 ......................................................................................................                   25,548,323
                                                                                                                       -------------
 .Total Mortgage-Backed Securities (Cost $552,232,634) ................................................                  568,311,612
                                                                                                                       -------------
 .Other Agency Securities 24.3%
 .Federal Agriculture Mortgage Corp., 7.23%, 1/17/07 ..................................................     5,000,000      5,186,405
 .Federal Farm Credit Bank, 5.80%, 9/16/03 ............................................................     5,000,000      4,894,375
 .Federal Home Loan Bank, 0.00%, 8/15/22 ..............................................................    10,000,000      1,495,090
 .FICO Strips, 0.00%, 11/11/01 ........................................................................     3,876,000      3,083,699
 .FICO Strips, 0.00%, 3/07/02 .........................................................................    10,000,000      7,801,960
 .FICO Strips, 0.00%, 5/11/02 .........................................................................     1,925,000      1,485,823
 .FICO Strips, 0.00%, 5/11/13 .........................................................................    10,000,000      3,795,040
 .FICO Strips, Series 1, 0.00%, 5/11/99 ...............................................................    15,000,000     13,854,630
 .FICO Strips, Series 1, 0.00%, 5/11/09 ...............................................................     1,758,000        866,328
 .FICO Strips, Series 13, 0.00%, 6/27/09 ..............................................................    11,024,000      5,386,591
 .FICO Strips, Series 15, 0.00%, 9/07/98 ..............................................................     5,000,000      4,808,565
 .FICO Strips, Series 16, 0.00%, 4/05/09 ..............................................................     3,202,000      1,588,579
 .FICO Strips, Series 16, 0.00%, 10/05/10 .............................................................     4,745,000      2,134,994
 .FICO Strips, Series A, 0.00%, 2/08/09 ...............................................................     2,060,000      1,032,614
 .FICO Strips, Series D, 0.00%, 9/26/01 ...............................................................     7,000,000      5,611,480
 .Housing Urban Development, Series 96-A, 7.63%, 8/01/14 ..............................................     5,000,000      5,418,920
 .Housing Urban Development, Series 96-A, 7.66%, 8/01/15 ..............................................     5,000,000      5,435,450
 .Small Business Administration, 6.45%, 12/01/15 ......................................................     4,492,876      4,551,419
 .Small Business Administration, 6.70%, 12/01/16 ......................................................     4,809,930      4,948,409
 .Small Business Administration, 6.85%, 7/01/17 .......................................................     5,000,000      5,118,750
 .Small Business Administration, Cap 10.50%, Margin Prime - 0.50%,
 Resets Quarterly, 8.00%, 3/25/19 ....................................................................     7,166,781      7,458,971
 .Small Business Administration, Cap 10.85%, Margin Prime - 0.40%,
 Resets Quarterly, 8.10%, 6/25/19 ....................................................................     6,796,371      7,153,181
 .Small Business Administration, Cap 10.875%, Margin Prime - 0.125%,
 Resets Quarterly, 8.375%, 3/25/18 ...................................................................     8,451,433      9,000,777
 .Student Loan Marketing Association, 0.00%, 5/15/14 ..................................................    15,000,000      4,313,250
 .Student Loan Marketing Association, 6.16%, 12/02/99 .................................................     5,000,000      4,990,650
 .Tennessee Valley Authority, 0.00%, 4/15/03 ..........................................................    10,000,000      7,346,370
 .Tennessee Valley Authority, 0.00%, 4/15/42 ..........................................................     6,000,000      2,362,620
 .Tennessee Valley Authority, 5.88%, 4/01/36 ..........................................................     5,000,000      5,134,465
 .Tennessee Valley Authority, 6.125%, 7/15/03 .........................................................     5,000,000      5,001,685
 .Tennessee Valley Authority, 6.235%, 7/15/45 .........................................................    19,249,000     19,727,338
 .Tennessee Valley Authority, 7.25%, 7/15/43 ..........................................................    10,000,000     10,590,400
 .Tennessee Valley Authority, 8.375%, 10/01/99 ........................................................     1,000,000      1,043,103
 .Tennessee Valley Authority, 8.625%, 11/15/29 ........................................................    12,000,000     12,971,328
                                                                                                                       -------------
 .Total Other Agency Securities (Cost $176,353,866) ...................................................                  185,593,259
                                                                                                                       -------------
 .U.S. Government Securities .7%
 .U.S. Treasury Strips, 0.00%, 2/15/19 ................................................................    20,000,000      5,610,480
                                                                                                                       -------------
 .Total U.S. Government Securities (Cost $5,245,833) ..................................................                    5,610,480
                                                                                                                       -------------
 .Total Long Term Investments (Cost $733,832,333) .....................................................                  759,515,351
                                                                                                                       -------------

 .fRepurchase Agreement 3.0%
 .Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $23,132,563) (Cost $23,124,489) ........   $23,124,489   $ 23,124,489
                                                                                                                       -------------
 . BancAmerica Robertson Stephens (Maturity Value $708,731)
 . Barclays Capital Group, Inc., (Maturity Value $2,127,176)
 . BT Alex Brown, Inc., (Maturity Value $2,002,942)
 . Chase Securities, Inc., (Maturity Value $2,127,176)
 . CIBC Wood Gundy Securities Corp., (Maturity Value $2,127,176)
 . Deutsche Morgan Grenfell/ C.J. Lawrence, Inc., (Maturity Value $2,127,176)
 . Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $2,127,176)
 . Dresdner Kleinwort Benson, North America, L.L.C., (Maturity Value $2,127,176)
 . Greenwich Capital Markets, Inc., (Maturity Value $1,276,306)
 . Paribus Corp., (Maturity Value $2,127,176)
 . SBC Warburg Dillon Read, Inc. (Maturity Value $2,127,176)
 . UBS Securities, L.L.C., (Maturity Value $2,127,176)
 .  Collaterized by U.S. Treasury Bills & Notes
 .Total Investments (Cost $752,956,822) 102.3% ................................................................          782,639,840
 .Other Assets, less Liabilities (2.3)% .......................................................................          (17,555,399)
                                                                                                                       -------------
 .Net Assets 100.0% ...........................................................................................         $765,084,441
                                                                                                                       =============

fSee Note 1(c) regarding joint repurchase agreement.
hSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997







 Utility Equity Fund                                                                      COUNTRY        SHARES           VALUE
 Common Stocks 94.4%
aAES Corp. .........................................................................    United States      436,000     $ 20,328,500
aAirTouch Communications, Inc. .....................................................    United States       496,100      20,619,156
 Allegheny Energy, Inc. ............................................................    United States       750,000      24,375,000
 American Electric Power Co. .......................................................    United States       590,230      30,470,624
 Ameritech Corp. ...................................................................    United States       100,000       8,050,000
aAscend Communications, Inc. .......................................................    United States        35,600         872,200
aBeijing Datang Power Generation Co., Ltd. .........................................        China         3,291,000       1,507,685
 BSES, Ltd., Sponsored GDR, 144A....................................................        India           158,600       2,755,675
aCable & Wireless Communications, Plc, ADR..........................................   United Kingdom     1,186,895       5,175,418
 Central & South West Corp. ........................................................    United States       647,400      17,520,263
 CINergy Corp. .....................................................................    United States     1,104,800      42,396,700
 Companhia Energetica de Minas Gerais, Sponsored ADR ...............................       Brazil            33,100       1,438,125
 Companhia Paranaense de Energia-Copel, Sponsored ADR ..............................       Brazil            83,300       1,140,169
 Dominion Resources, Inc. ..........................................................    United States       465,000      19,791,563
 DPL, Inc. .........................................................................    United States       716,000      20,585,000
 Duke Energy Corp. .................................................................    United States       760,000      42,085,000
 Edison International...............................................................    United States       763,600      20,760,375
 Electricidade Sao Paulo ...........................................................       Brazil        22,700,000       4,271,314
 Empresa Nacional de Electricidad, SA, Sponsored ADR ...............................        Chile           978,800      17,312,525
 Enova Corp. .......................................................................    United States       732,560      19,824,905
 Enron Corp. .......................................................................    United States     1,040,000      43,225,000
 Entergy Corp. .....................................................................    United States       996,200      29,823,738
 Espoon Sahko Oyj, 144A ............................................................       Finland          195,000       4,294,212
aEsprit Telecom Group, Plc., ADR ...................................................   United Kingdom     1,076,300      12,108,375
 Florida Progress Corp. ............................................................    United States       932,000      36,581,000
 FPL Group, Inc. ...................................................................    United States       626,400      37,075,050
 France Telecom, SA, Sponsored ADR .................................................       France            69,500       2,520,869
 GPU, Inc. .........................................................................    United States       900,000      37,912,500
aGrupo Iusacell, SA, Series D ......................................................       Mexico            55,600          81,294
aGrupo Iusacell, SA, Series L, Sponsored ADR .......................................       Mexico           144,440       3,132,543
 Hellenic Telecommunication Organization, SA .......................................       Greece           177,940       3,648,444
 Hong Kong Telecommunications, Ltd.  ...............................................      Hong Kong       1,747,000       3,595,903
 Hongkong Electric Holdings, Ltd.  .................................................      Hong Kong       1,250,000       4,750,613
aHuaneng Power International, Inc., Sponsored ADR  .................................        China           138,000       3,199,875
aICG Communications, Inc. ..........................................................    United States     1,380,000      37,605,000
aItron, Inc. .......................................................................    United States       211,400       3,805,200
 Korea Electric Power Corp. ........................................................     South Korea         83,420         770,220
 Light Servicos de Eletricidade, SA ................................................       Brazil        10,140,600       4,225,061
 MCN Corp. .........................................................................    United States       142,000       5,733,250
 MidAmerican Energy Holdings Co. ...................................................    United States       288,400       6,344,800
 National Power, Plc..............................................................     United Kingdom       302,500       2,993,303
 New Century Energies, Inc. ........................................................    United States       610,065      29,244,991
 New Jersey Resources Corp. ........................................................    United States       210,000       8,413,125
 NIPSCO Industries, Inc. ...........................................................    United States       649,900      32,129,431
 Northern States Power Co. .........................................................    United States       211,800      12,337,350
 OGE Energy Corp. ..................................................................    United States       111,100       6,061,894
 Pacific Enterprises................................................................    United States       229,600       8,638,700
 PacifiCorp. .......................................................................    United States       950,000      25,887,500
 PG&E Corp. ........................................................................    United States     1,055,150      32,116,128
 Pinnacle West Capital Corp. .......................................................    United States       663,000      28,094,625
 Portugal Telecom, SA ..............................................................      Portugal          239,400      11,108,264
 RWE AG............................................................................        Germany          175,000       9,387,160
 SBC Communications, Inc. ..........................................................    United States       100,000       7,325,000
 SCANA Corp. .......................................................................    United States       940,644      28,160,530
 Scottish Power, Plc. ..............................................................   United Kingdom       590,000       5,198,643
 Sonat, Inc. .......................................................................    United States       225,000      10,293,750
 Southern Co. ......................................................................    United States     1,836,790      47,526,941
 Southern Electric, Plc. ...........................................................   United Kingdom       366,091       2,922,090
 TECO Energy, Inc. .................................................................    United States     1,555,000      43,734,375
 Tele Danmark, AS, Sponsored ADR ...................................................       Denmark          315,000       9,705,938
aTelecel-Comunicacaoes Pessoais, SA ................................................      Portugal           42,300     $ 4,506,944
 Telecom de Argentina, SA, Sponsored ADR ...........................................      Argentina         380,000      13,585,000
 Telecom Italia, SpA ...............................................................        Italy         5,028,372      22,094,706
 Telecomunicacoes Brasileiras, SA, Sponsored ADR ...................................       Brazil            20,000       2,328,750
 Telefonica de Espana, Sponsored ADR ...............................................        Spain            79,400       7,230,363
 Telefonica del Peru, SA, Class B, ADR .............................................        Peru            337,500       7,867,969
aTeleWest Communications, Plc., Sponsored ADR ......................................   United Kingdom        69,000         845,250
 Texas Utilities Co. ...............................................................    United States       611,350      25,409,234
 Tokyo Electric Power Co. ..........................................................        Japan           135,000       2,460,749
 Tokyo Gas Co., Ltd. ...............................................................        Japan         2,000,000       4,533,966
 Total Access Communication Public Co., Ltd. .......................................      Thailand          916,600         311,644
 Transportadora de Gas del Sur, SA, Class B, Sponsored ADR .........................      Argentina         370,000       4,139,375
 Viag AG ...........................................................................       Germany            6,200       3,394,664
 Western Resources, Inc. ...........................................................    United States         8,700         374,100
aWorldCom, Inc. ....................................................................    United States       150,000       4,537,500
                                                                                                                       -------------
 Total Common Stocks (Cost $871,669,132) ...........................................                                  1,066,613,096
                                                                                                                       -------------
 Convertible Preferred Stocks 2.4%
cCMS Energy Corp., 7.75%, quarterly cvt. pfd. ......................................    United States       175,000      11,339,701
 Nortel Inversora, SA, 10.00%, cvt. pfd.............................................      Argentina         240,000      15,225,000
                                                                                                                       -------------
 Total Convertible Preferred Stocks (Cost $18,083,247) .............................                                     26,564,701
                                                                                                                       -------------
 Total Long Term Investments (Cost $889,752,379) ...................................                                  1,093,177,797
                                                                                                                       -------------

                                                                                           PRINCIPAL
                                                                                            AMOUNT
 fRepurchase Agreement 4.3%
 Joint Repurchase Agreement, 6.285%, 1/02/98
 (Maturity Value $49,138,155) (Cost $49,121,004)....................................    United States   $49,121,004      49,121,004
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $1,505,529)
  Barclays Capital Group, Inc., (Maturity Value $4,518,566)
  BT Alex Brown, Inc. (Maturity Value $4,254,694)
  Chase Securities, Inc., (Maturity Value $4,518,566)
  CIBC Wood Gundy Securities Corp., (Maturity Value $4,518,566)
  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $4,518,566)
  Dresdner Kleinwort Benson, North America, L.L.C., (Maturity Value $4,518,566)
  Duetsche Morgan Grenfell/C.J. Lawrence Inc., (Maturity Value $4,518,566)
  Greenwich Capital Markets, Inc. (Maturity Value $2,710,838)
  Paribas Corp., (Maturity Value $4,518,566)
  SBC Warburg Dillon Read, Inc. (Maturity Value $4,518,566)
  UBS Securities, L.L.C., (Maturity Value $4,518,566)
   Collateralized U.S. Treasury Bills & Notes
 Total Investments (Cost $938,873,383) 101.1% ......................................                                  1,142,298,801
 Other Assets, less Liabilities (1.1)% .............................................                                   (12,394,700)
                                                                                                                       -------------
 Net Assets 100.0% .................................................................                                 $1,129,904,101
                                                                                                                       =============

aNon-income producing.
cSee Note 8 regarding restricted securities.
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                          PRINCIPAL
 Zero Coupon Fund - 2000                                                                                   AMOUNT          VALUE
 Long Term Investments 100.0%
Government & Agency Securities 98.3%
FHLB Strips, Series A-1, 0.00%, 2/25/01 .............................................................   $ 7,567,000    $ 6,310,613
FHLB Strips, Series A-1, 0.00%, 8/25/01 .............................................................     2,884,000      2,334,907
FHLB Strips, Series A-1, 0.00%, 2/25/02 .............................................................       465,000        365,498
FHLMC, notes, 0.00%, 5/15/00 ........................................................................    16,175,000     14,107,835
FICO Strips, 0.00%, 3/26/01 .........................................................................     9,023,000      7,454,613
FICO Strips, 0.00%, 4/06/01 .........................................................................     2,000,000      1,649,382
FICO Strips, Series 1, 0.00%, 11/11/00 ..............................................................     1,139,000        962,072
FICO Strips, Series 7, 0.00%, 2/03/01 ...............................................................     1,000,000        833,380
FICO Strips, Series 12, 0.00%, 12/06/00 .............................................................    17,390,000     14,629,146
FICO Strips, Series 15, 0.00%, 9/07/00 ..............................................................       148,000        126,373
FICO Strips, Series 15, 0.00%, 3/07/01 ..............................................................     5,000,000      4,144,380
FICO Strips, Series 17, 0.00%, 10/05/00 .............................................................     5,875,000      4,992,792
FICO Strips, Series 18, 0.00%, 10/06/00 .............................................................     6,200,000      5,268,059
FICO Strips, Series D, 0.00%, 9/26/00 ...............................................................     4,965,000      4,226,084
FICO Strips, Series D, 0.00%, 2/03/01 ...............................................................     5,550,000      4,625,259
FNMA Strips, 0.00%, 11/22/99 ........................................................................     3,800,000      3,405,233
FNMA Strips, 0.00%, 2/12/02 .........................................................................     1,000,000        785,143
FNMA Strips, Series 1, 0.00%, 2/12/00 ...............................................................       500,000        442,221
FNMA Strips, Series 1, 0.00%, 2/01/01 ...............................................................     1,875,000      1,565,906
FNMA Strips, Series 1, 0.00%, 2/01/02 ...............................................................     1,000,000        786,572
FNMA Strips, Series 2, 0.00%, 8/12/01 ...............................................................     3,000,000      2,426,982
REFCO Strips, 0.00%, 1/15/01 ........................................................................     9,195,000      7,736,103
Tennessee Valley Authority, 0.00%, 7/15/00 ..........................................................     3,320,000      2,868,457
Tennessee Valley Authority, 0.00%, 10/15/00 .........................................................     2,500,000      2,128,400
Tennessee Valley Authority, 0.00%, 1/01/01 ..........................................................        65,000         54,342
Tennessee Valley Authority, 0.00%, 4/15/01 ..........................................................    10,500,000      8,681,967
Tennessee Valley Authority, 0.00%, 4/15/02 ..........................................................     1,000,000        779,544
U.S. Treasury Strips, 0.00%, 11/15/00 ...............................................................     1,110,375        940,905
U.S. Treasury Strips, Series QO, 0.00%, 2/15/01 .....................................................     2,778,750      2,320,598
U.S. Treasury Strips, Series SD, 0.00%, 2/15/01 .....................................................     3,295,000      2,764,255
                                                                                                                       -------------
                                                                                                                       109,717,021
                                                                                                                       -------------
Other Securities - "AAA" Rated 1.7%
InterAmerican Development Bank, 0.00%, 12/16/00 .....................................................       220,000        184,756
International Bank for Reconstruction and Development, 0.00%, 2/15/00 ...............................       405,000        358,657
International Bank for Reconstruction and Development, 0.00%, 8/15/00 ...............................       945,000        812,293
International Bank for Reconstruction and Development, 0.00%, 2/15/01 ...............................       735,000        613,323
                                                                                                                       -------------
                                                                                                                         1,969,029
                                                                                                                       -------------
Total Long Term Investments (Cost $105,566,642)......................................................                  111,686,050
                                                                                                                       -------------
fRepurchase Agreement
Joint Repurchase Agreement, 6.285%, 1/02/98 (Maturity Value $14,065) (Cost $14,060)..................        14,060         14,060
                                                                                                                       -------------
 BancAmerica Robertson Stephens (Maturity Value $433)
 Barclays Capital Group, Inc., (Maturity Value $1,293)
 BT Alex Brown, Inc. (Maturity Value $1,218)
 Chase Securities, Inc., (Maturity Value $1,293)
 CIBC Wood Gundy Securities Corp., (Maturity Value $1,293)
 Deutsche Morgan Grenfell / C. J. Lawrence, Inc. (Maturity Value $1,293)
 Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $1,293)
 Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $1,293)
 Greenwich Capital Markets, Inc. (Maturity Value $777)
 Paribas Corp. (Maturity Value $1,293)
 SBC Warburg Dillon Read, Inc., (Maturity Value $1,293)
 UBS Securities, L.L.C., (Maturity Value $1,293)
  Collateralized by U.S. Treasury Bills & Notes
Total Investments (Cost $105,580,702) 100.0%.........................................................                  111,700,110
Other Assets, less Liabilities ......................................................................                      (49,659)
                                                                                                                       -------------
Net Assets 100.0% ...................................................................................                 $111,650,451
                                                                                                                       =============
fSee Note 1(c) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                            PRINCIPAL
 Zero Coupon Fund - 2005                                                                                     AMOUNT         VALUE
Long Term Investments 100.1%
 Government & Agency Securities 96.3%
 FHLB Strips, Series A-1, 0.00%, 8/25/02 .............................................................   $ 1,000,000      $ 763,845
 FHLB Strips, Series A-1, 0.00%, 2/25/04 .............................................................       800,000        557,829
 FHLB Strips, Series A-1P, 0.00%, 2/25/04 ............................................................     9,110,000      6,352,275
 FICO Strips, 0.00%, 10/06/05 ........................................................................    11,400,000      7,120,098
 FICO Strips, Series 1, 0.00%, 5/11/05 ...............................................................     3,500,000      2,240,091
 FICO Strips, Series 1, 0.00%, 11/11/05 ..............................................................       829,000        514,695
 FICO Strips, Series 2, 0.00%, 11/02/05 ..............................................................     3,509,000      2,181,903
 FICO Strips, Series 12, 0.00%, 12/06/05 .............................................................    11,055,000      6,832,377
 FICO Strips, Series 13, 0.00%, 12/27/05 .............................................................     2,755,000      1,696,135
 FICO Strips, Series 15, 0.00%, 9/07/05 ..............................................................     2,620,000      1,644,461
 FICO Strips, Series 19, 0.00%, 12/06/05 .............................................................    10,000,000      6,180,350
 FICO Strips, Series D, 0.00%, 9/26/05 ...............................................................     6,799,000      4,253,924
 FICO Strips, Series D, 0.00%, 3/26/06 ...............................................................     1,763,000      1,067,819
 FICO Strips, Series F, 0.00%, 3/26/05 ...............................................................     5,000,000      3,227,215
 FNMA Strips, 0.00%, 2/12/08 .........................................................................       120,000         64,790
 FNMA Strips, Series 1, 0.00%, 8/01/04 ...............................................................       450,000        304,228
 FNMA Strips, Series 1, 0.00%, 2/12/05 ...............................................................     1,000,000        653,121
 FNMA Strips, Series 1, 0.00%, 8/12/05 ...............................................................       875,000        553,584
 FNMA Strips, Series 1, 0.00%, 2/01/06 ...............................................................     4,307,000      2,644,588
 FNMA Strips, Series 1, 0.00%, 2/12/06 ...............................................................       250,000        153,201
 FNMA Strips, Series 1, 0.00%, 2/01/08 ...............................................................     1,730,000        935,980
 FNMA Strips, Series 2, 0.00%, 2/01/05 ...............................................................     6,000,000      3,926,154
 FNMA Strips, Series 9, 0.00%, 8/01/06 ...............................................................       530,000        315,416
 REFCO Strips, 0.00%, 1/15/06 ........................................................................     6,500,000      4,060,076
 REFCO Strips, Series R, 0.00%, 4/15/06 ..............................................................     3,000,000      1,844,925
 Tennessee Valley Authority, 0.00%, 10/15/04 .........................................................     6,200,000      4,160,708
 Tennessee Valley Authority, 0.00%, 4/15/05 ..........................................................     2,260,000      1,468,704
 Tennessee Valley Authority, 0.00%, 10/15/05 .........................................................     1,000,000        630,366
 U.S. Treasury Strips, 0.00%, 2/15/06 ................................................................    12,920,000      8,083,321
                                                                                                                       -------------
                                                                                                                         74,432,179
                                                                                                                       -------------
 Other Securities - "AAA" Rated 3.8%
 Exxon Corp., 0.00%, 11/15/04 ........................................................................     1,500,000        996,030
 International Bank for Reconstruction and Development, 0.00%, 2/15/07 ...............................       541,000        310,007
 International Bank for Reconstruction and Development, 0.00%, 8/15/07 ...............................     2,500,000      1,388,670
 International Bank for Reconstruction and Development, Series 2, 0.00%, 2/15/07 .....................       459,000        262,987
                                                                                                                       -------------
                                                                                                                          2,957,694
                                                                                                                       -------------
 Total Long Term Investments (Cost $68,293,384) ......................................................                   77,389,873
                                                                                                                       -------------
fRepurchase Agreement .1%
 Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $49,494) (Cost $49,477).................        49,777         49,477
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $1,536)
  Barclays Capital Group, Inc. (Maturity Value $4,553)
  BT Alex Brown, Inc. (Maturity Value $4,258)
  Chase Securities, Inc. (Maturity Value $4,553)
  CIBC Wood Gundy Securities Corp. (Maturity Value $4,553)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $4,553)
  Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $4,553)
  Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $4,553)
  Greenwich Capital Markets, Inc. (Maturity Value $2,723)
  Paribas Corp. (Maturity Value $4,553)
  SBC Warburg Dillon Read, Inc. (Maturity Value $4,553 )
  UBS Securities, L.L.C. (Maturity Value $4,553)
   Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $68,342,861) 100.2% .........................................................                   77,439,350
 Other Assets, less Liabilities (.2)% ................................................................                     (143,839)
                                                                                                                       -------------
 Net Assets 100.0% ...................................................................................                  $77,295,511
                                                                                                                       =============

fSee Note 1(c ) regarding joint repurchase agreement.

FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997



                                                                                                            PRINCIPAL
 Zero Coupon Fund - 2010                                                                                     AMOUNT         VALUE
 Long Term Investments 99.9%
 Government & Agency Securities 94.3%
 FHLMC, capital deb., 0.00%, 11/29/19 ................................................................   $ 4,450,000    $ 1,131,444
 FICO Strips, 0.00%, 10/06/10 ........................................................................     4,040,000      1,817,499
 FICO Strips, Series 1, 0.00%, 11/11/10 ..............................................................    16,246,000      7,263,863
 FICO Strips, Series 3, 0.00%, 5/30/10 ...............................................................     2,000,000        920,566
 FICO Strips, Series 4, 0.00%, 10/06/10 ..............................................................     1,528,000        687,411
 FICO Strips, Series 8, 0.00%, 8/03/10 ...............................................................     3,021,000      1,373,933
 FICO Strips, Series 11, 0.00%, 2/08/11 ..............................................................     2,837,000      1,247,764
 FICO Strips, Series 12, 0.00%, 6/06/09 ..............................................................     4,550,000      2,231,834
 FICO Strips, Series 12, 0.00%, 12/06/10 .............................................................     7,500,000      3,337,853
 FICO Strips, Series 19, 0.00%, 6/06/10 ..............................................................     3,000,000      1,379,259
 FICO Strips, Series 19, 0.00%, 12/06/10 .............................................................     2,080,000        925,698
 FICO Strips, Series A, 0.00%. 8/08/10 ...............................................................     7,000,000      3,180,618
 FICO Strips, Series D, 0.00%, 3/26/10 ...............................................................       860,000        400,391
 FICO Strips, Series D, 0.00%, 9/26/10 ...............................................................       860,000        387,589
 FICO Strips, Series E, 0.00%, 11/02/10 ..............................................................    12,412,000      5,558,292
 FNMA Strips, 0.00%, 8/12/09 .........................................................................     1,975,000        965,479
 FNMA Strips, Series 1, 0.00%, 2/01/10 ...............................................................     5,000,000      2,372,025
 FNMA Strips, Series 1, 0.00%, 8/01/10 ...............................................................     8,250,000      3,790,215
 FNMA Strips, Series 1, 0.00%, 8/12/10 ...............................................................     1,230,000        563,967
 FNMA Strips, Series 1, 0.00%, 2/01/11 ...............................................................     4,450,000      1,979,689
 FNMA, sub. deb., 0.00%, 2/01/12 .....................................................................     3,281,000      1,367,977
 REFCO Strips, 0.00%, 10/15/10 .......................................................................    20,000,000      9,254,880
 REFCO Strips, 0.00%, 1/15/11 ........................................................................     8,000,000      3,642,760
 SLMA, 0.00%, 5/15/14 ................................................................................     8,650,000      2,487,308
 Tennessee Valley Authority, 0.00%, 1/01/10 ..........................................................       412,000        192,475
 Tennessee Valley Authority, 0.00%, 4/15/10 ..........................................................    12,000,000      5,653,092
 Tennessee Valley Authority, 0.00%, 10/15/10 .........................................................     1,320,000        601,953
 Tennessee Valley Authority, 0.00%, 4/15/11 ..........................................................     9,525,000      4,205,745
 Tennessee Valley Authority, 0.00%, 10/15/11 .........................................................     7,295,000      3,115,111
 U.S. Treasury Strips, 0.00%, 11/15/10 ...............................................................    18,390,000      8,583,772
                                                                                                                       -------------
                                                                                                                         80,620,462
                                                                                                                       -------------
 Other Securities - "AAA" Rated 5.6%
 International Bank for Reconstruction and Development, 0.00%, 2/15/11 ...............................     1,392,000        612,897
 International Bank for Reconstruction and Development, 0.00%, 2/15/12 ...............................     2,800,000      1,153,580
 International Bank for Reconstruction and Development, 0.00%, 2/15/13 ...............................     3,287,000      1,267,811
 International Bank for Reconstruction and Development, 0.00%, 8/15/13 ...............................     4,100,000      1,531,206
 International Bank for Reconstruction and Development, Series 2, 0.00%, 2/15/11 .....................       500,000        220,150
                                                                                                                       -------------
                                                                                                                          4,785,644
                                                                                                                       -------------
 Total Long Term Investments (Cost $69,604,960) ......................................................                   85,406,106
                                                                                                                       -------------
fRepurchase Agreement .5%
 Joint Repurchase Agreement, 6.285%, 1/02/98, (Maturity Value $461,014) (Cost $460,853)...............       460,853        460,853
                                                                                                                       -------------
  BancAmerica Robertson Stephens (Maturity Value $14,292)
  Barclays Capital Group, Inc. (Maturity Value $42,413)
  BT Alex Brown, Inc. (Maturity Value $39,648)
  Chase Securities, Inc. (Maturity Value $42,413)
  CIBC Wood Gundy Securities Corp. (Maturity Value $42,413)
  Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (Maturity Value $42,413)
  Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $42,413)
  Dresdner Kleinwort Benson, North America, L.L.C. (Maturity Value $42,413)
  Greenwich Capital Markets, Inc. (Maturity Value $25,357)
  Paribas Corp. (Maturity Value $42,413)
  SBC Warburg Dillon Read, Inc. (Maturity Value $42,413 )
  UBS Securities, L.L.C. (Maturity Value $42,413)
   Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $70,065,813) 100.4% .........................................................                   85,866,959
 Other Assets, less Liabilities (.4)% ................................................................                     (352,233)
                                                                                                                       -------------
 Net Assets 100.0% ...................................................................................                  $85,514,726
                                                                                                                       =============

fSee Note 1(c) regarding joint repurchase agreement.

See notes to financial statements.


FRANKLIN VALUEMARK FUNDS
Statement of Investments, December 31, 1997

Currency Abbreviations
ARS   - Argentina Peso
AUD   - Australian Dollar
CAD   - Canadian Dollar
DEM   - German Mark
DKK   - Danish Krone
ESP   - Spanish Peseta
GBP   - British Pound
ITL   - Italian Lira
MYR   - Malaysian Ringgit
NLG   - Dutch Guilder
NZD   - New Zealand Dollar
SEK   - Swedish Krone
XEU   - European Currency Unit
ZAR   - South African Rand




FRANKLIN VALUEMARK FUNDS

Financial Statements



Statements of Assets and Liabilities
December 31, 1997

                                                        Capital          Growth and         High          Income            Money
                                                      Growth Fund        Income Fund     Income Fund  Securities Fund    Market Fund
Assets:
 Investments in securities:
  Cost ............................................. $ 76,532,823      $ 947,564,869    $442,926,134   $1,173,620,186   $319,247,968

  Value ............................................   89,751,079      1,251,887,012     463,898,330    1,339,548,605    319,247,968
 Repurchase agreements, at value and cost ..........   18,908,076         77,934,388      24,267,113       51,199,502     48,465,000
 Cash ..............................................      678,676             28,263              --          143,304             --
 Receivables:
  Investment securities sold .......................      238,155         10,596,577              --               --             --
  Capital shares sold ..............................           --                 --         488,122          169,009        167,409
  Dividends and interest ...........................       64,307          4,231,074       8,351,395       17,665,974        492,561
      Total assets .................................  109,640,293      1,344,677,314     497,004,960    1,408,726,394    368,372,938
Liabilities:
 Payables:
  Investment securities purchased ..................      214,363          5,630,503              --          224,375             --
  Capital shares redeemed ..........................           --                 --         730,371          519,546        765,760
  Affiliates .......................................       66,126            525,591         209,623          550,153        141,045
 Payable upon return of securities loaned (Note 9) .           --                 --              --          559,000             --
 Other liabilities .................................        4,817             45,094          29,134           86,701         16,994
      Total liabilities ............................      285,306          6,201,188         969,128        1,939,775        923,799
       Net assets, at value ........................ $109,354,987     $1,338,476,126    $496,035,832   $1,406,786,619   $367,449,139
Net assets consist of:
 Undistributed net investment income ...............    $ 534,645       $ 42,883,458    $ 44,013,099    $ 102,009,670            $--
 Net unrealized appreciation .......................   13,218,256        304,312,389      20,958,498      165,916,140             --
 Accumulated net realized gain (loss) ..............     (194,543)       102,378,676       2,607,265       24,225,942             --
 Capital shares ....................................   95,796,629        888,901,603     428,456,970    1,114,634,867    367,449,139
Net assets, at value ............................... $109,354,987     $1,338,476,126    $496,035,832   $1,406,786,619   $367,449,139
Shares outstanding .................................    8,150,036         63,702,777      34,324,418       76,595,043    367,449,139
Net asset value and offering price per share
 (net asset value / shares outstanding) ............       $13.42             $21.01          $14.45           $18.37          $1.00


                                                 utual Discovery    Mutual Shares       Natural      Real Estate        Rising
                                                 Securities Fund   Securities Fund  Resources Fund Securities Fund  Dividends Fund
Assets:
 Investments in securities:
  Cost ............................................. $184,554,180       $364,589,386     $79,505,232     $295,217,467   $534,160,098
  Value ............................................  195,034,457        389,434,962      70,974,881      425,517,598    764,654,772
 Repurchase agreements, at value and cost ..........           --                 --       5,016,854       28,786,173      9,991,318
 Cash ..............................................    2,222,385            846,702         110,563          317,226        160,991
 Receivables:
  Investment securities sold .......................      717,572          4,190,776         311,252               --      4,616,323
  Capital shares sold ..............................      151,062            404,414              --               --             --
  Dividends and interest ...........................      410,060            565,058          54,697        1,768,181      1,356,872
 Unrealized gain on forward exchange contracts
 (Note 6) ..........................................    1,355,167            832,599              --               --             --
 Deposits with brokers for securities sold short ...           --          1,149,867              --               --             --
      Total assets .................................  199,890,703        397,424,378      76,468,247      456,389,178    780,780,276
Liabilities:
 Payables:
  Investment securities purchased ..................      799,249          8,282,485         955,655               --             --
  Capital shares redeemed ..........................       17,356             25,229              --               --             --
  Affiliates .......................................      155,892            237,140          38,993          186,221        461,613
 Securities sold short, at value (Proceeds $983,153)           --            907,500              --               --             --
 Payable upon return of securities loaned (Note 9) .           --                 --         531,327       15,635,000             --
 Unrealized loss on forward exchange contracts
 (Note 6) ..........................................      229,621            145,911              --               --             --
 Other liabilities .................................       35,823             38,781          17,962           13,694         20,879
      Total liabilities ............................    1,237,941          9,637,046       1,543,937       15,834,915        482,492
       Net assets, at value ........................ $198,652,762       $387,787,332     $74,924,310     $440,554,263   $780,297,784
Net assets consist of:
 Undistributed net investment income ...............  $ 2,888,764        $ 4,591,164       $ 940,017     $ 14,187,335    $ 8,595,033
 Net unrealized appreciation (depreciation) ........   11,605,823         25,607,917     (8,530,354)      130,300,131    230,494,674
 Accumulated net realized gain (loss) ..............    2,608,666          4,047,825     (6,434,773)        9,319,347    105,085,509
 Capital shares ....................................  181,549,509        353,540,426      88,949,420      286,747,450    436,122,568
Net assets, at value ............................... $198,652,762       $387,787,332     $74,924,310     $440,554,263   $780,297,784
Shares outstanding .................................   16,326,424         31,841,450       6,564,617       17,207,897     39,640,221
Net asset value and offering price per share
 (net asset value / shares outstanding) ............       $12.17             $12.18          $11.41           $25.60         $19.68


                                                                     Templeton
                                                                    Developing        Templeton      Templeton        Templeton
                                                     Small            Markets       Global Asset      Global        Global Income
                                                   Cap Fund         Equity Fund    Allocation Fund  Growth Fund    Securities Fund
Assets:
 Investments in securities:
  Cost ............................................. $262,349,184       $310,661,215     $76,209,299     $582,338,486   $181,060,096
  Value ............................................  286,990,796        277,455,266      82,269,408      661,327,179    177,706,342
 Repurchase agreements, at value and cost ..........   28,471,188                 --      10,477,000       95,879,000      1,429,000
 Cash ..............................................      248,511            489,876           6,256           39,225            114
 Receivables:
  Investment securities sold .......................    3,723,239          2,450,884       1,216,966               --     11,264,113
  Capital shares sold ..............................           --                 --              --          139,177            932
  Dividends and interest ...........................      231,053            329,949       1,037,031        2,041,367      5,125,551
 Unrealized gain on forward exchange contracts
 (Note 6) ..........................................           --                 --         102,249               --      1,212,654
      Total assets .................................  319,664,787        280,725,975      95,108,910      759,425,948    196,738,706
Liabilities:
 Payables:
  Investment securities purchased ..................           --             46,325       1,511,439          252,059     11,237,513
  Capital shares redeemed ..........................           --            202,267          40,400           12,987         18,105
  Affiliates .......................................      190,241            292,901          63,055          697,414         86,414
 Payable upon return of securities loaned (Note 9) .    6,002,929                 --              --               --             --
 Unrealized loss on forward exchange contracts
 (Note 6) ..........................................           --                 --           2,635               --        334,725
 Other liabilities .................................       10,078            504,431          89,559           18,913         45,775
      Total liabilities ............................    6,203,248          1,045,924       1,707,088          981,373     11,722,532
       Net assets, at value ........................ $313,461,539       $279,680,051     $93,401,822     $758,444,575   $185,016,174
Net assets consist of:
 Undistributed net investment income ...............    $ 160,082        $ 4,921,147     $ 2,954,949     $ 17,068,595   $ 11,163,308
 Net unrealized appreciation (depreciation) ........   24,641,612       (33,205,949)       6,165,196       78,988,693    (2,566,930)
 Accumulated net realized gain (loss) ..............   25,718,276         14,728,610       3,861,293       73,505,215    (3,177,047)
 Capital shares ....................................  262,941,569        293,236,243      80,420,384      588,882,072    179,596,843
Net assets, at value ............................... $313,461,539       $279,680,051     $93,401,822     $758,444,575   $185,016,174
Shares outstanding .................................   20,826,160         27,183,878       6,808,249       49,430,801     14,265,198
Net asset value and offering price per share
 (net asset value / shares outstanding) ............          $15.05          $10.29          $13.72           $15.34         $12.97


                                                                                        Templeton
                                                                       Templeton      International    Templeton
                                                                     International       Smaller        Pacific     U.S. Government
                                                                      Equity Fund    Companies Fund   Growth Fund   Securities Fund
Assets:
 Investments in securities:
  Cost .............................................                   $ 776,434,560     $31,059,801     $235,321,791   $733,832,333
  Value ............................................                     935,116,073      29,782,072      163,506,809    759,515,351
 Repurchase agreements, at value and cost ..........                     222,050,000       2,288,000               --     23,124,489
 Cash ..............................................                         840,840           6,763          279,895        125,080
 Receivables:
  Investment securities sold .......................                       2,751,394         555,418        1,854,395        611,035
  Capital shares sold ..............................                              --          30,191               --             --
  Dividends and interest ...........................                       3,871,790          88,068          715,486      5,831,991
      Total assets .................................                   1,164,630,097      32,750,512      166,356,585    789,207,946
Liabilities:
 Payables:
  Investment securities purchased ..................                          51,687         484,112               --     23,384,542
  Capital shares redeemed ..........................                       1,937,632              --          680,520        399,547
  Affiliates .......................................                         787,084          27,171          152,163        311,577
 Other liabilities .................................                         424,145          38,524          120,087         27,839
      Total liabilities ............................                       3,200,548         549,807          952,770     24,123,505
       Net assets, at value ........................                  $1,161,429,549     $32,200,705     $165,403,815   $765,084,441
Net assets consist of:
 Undistributed net investment income ...............                    $ 33,171,270       $ 716,993      $ 1,603,896   $ 50,857,742
 Net unrealized appreciation (depreciation) ........                     158,681,513     (1,300,307)     (71,814,982)     25,683,018
 Accumulated net realized gain (loss) ..............                      69,446,620         603,229        1,235,091   (15,731,355)
 Capital shares ....................................                     900,130,146      32,180,790      234,379,810    704,275,036
Net assets, at value ...............................                  $1,161,429,549     $32,200,705     $165,403,815   $765,084,441
Shares outstanding .................................                      72,046,407       2,922,545       17,827,473     54,949,206
Net asset value and offering price per share
 (net asset value / shares outstanding) ............                          $16.12          $11.02            $9.28         $13.92


                                                                          Utility        Zero Coupon      Zero Coupon    Zero Coupon
                                                                        Equity Fund      Fund - 2000      Fund - 2005    Fund - 2010
Assets:
 Investments in securities:
  Cost .............................................                   $ 889,752,379    $105,566,642      $68,293,384    $69,604,960
  Value ............................................                   1,093,177,797     111,686,050       77,389,873     85,406,106
 Repurchase agreements, at value and cost ..........                      49,121,004          14,060           49,477        460,853
 Cash ..............................................                              51              --               --             --
 Receivables:
  Capital shares sold ..............................                         442,323          25,000            6,550         28,583
  Dividends and interest ...........................                       2,268,909              --               --             --
      Total assets .................................                   1,145,010,084     111,725,110       77,445,900     85,895,542

Liabilities:
 Payables:
  Capital shares redeemed ..........................                         499,013          38,116          121,659        169,666
  Affiliates .......................................                         436,311          27,321           21,811        203,820
 Payable upon return of securities loaned (Note 9) .                      14,089,259              --               --             --
 Other liabilities .................................                          81,400           9,222            6,919          7,330
      Total liabilities ............................                      15,105,983          74,659          150,389        380,816
       Net assets, at value ........................                  $1,129,904,101    $111,650,451      $77,295,511    $85,514,726

Net assets consist of:
 Undistributed net investment income ...............                    $ 42,429,889     $ 7,759,277      $ 4,789,906    $ 4,883,419
 Net unrealized appreciation .......................                     203,423,054       6,119,408        9,096,489     15,801,146
 Accumulated net realized gain .....................                      61,863,922       1,248,202        1,108,097        582,493
 Capital shares ....................................                     822,187,236      96,523,564       62,301,019     64,247,668
Net assets, at value ...............................                  $1,129,904,101    $111,650,451      $77,295,511    $85,514,726
Shares outstanding .................................                      55,569,232       7,375,291        4,533,896      4,797,365
Net asset value and offering price per share
 (net asset value / shares outstanding) ............                          $20.33          $15.14           $17.05         $17.83





Statements of Operations
for the year ended December 31, 1997

                                                         Capital        Growth and          High          Income            Money
                                                       Growth Fund      Income Fund      Income Fund  Securities Fund    Market Fund
Investment income:+
 Dividends .........................................    $ 491,488       $ 44,739,580     $ 1,370,622     $ 32,771,601            $--
 Interest ..........................................      617,203          3,747,799      45,071,762       76,059,238     22,550,711
      Total investment income ......................    1,108,691         48,487,379      46,442,384      108,830,839     22,550,711
Expenses:
 Management fees (Note 3) ..........................      558,503          5,667,415       2,305,480        6,348,820      2,072,982
 Custodian fees ....................................          796             34,920          10,276          104,689          3,628
 Other .............................................       11,243            244,419         102,289          294,937         85,746
      Total expenses ...............................      570,542          5,946,754       2,418,045        6,748,446      2,162,356
      Expenses waived/paid by affiliate (Note 3) ...           --                 --              --               --      (332,792)
       Net expenses ................................      570,542          5,946,754       2,418,045        6,748,446      1,829,564
        Net investment income ......................      538,149         42,540,625      44,024,339      102,082,393     20,721,147
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................      (54,593)       102,523,832       2,609,308       24,253,143             --
  Foreign currency transactions ....................       (3,494)          (31,309)         (9,714)         (82,093)             --
      Net realized gain (loss) .....................      (58,087)       102,492,523       2,599,594       24,171,050             --
 Net unrealized appreciation (depreciation) on:
  Investments ......................................   11,235,806        149,153,600       2,737,304       88,394,873             --
  Translation of assets and liabilities denominated
 in foreign currencies .............................           --            (9,962)        (12,945)          (8,446)             --
      Net unrealized appreciation ..................   11,235,806        149,143,638       2,724,359       88,386,427             --
Net realized and unrealized gain ...................   11,177,719        251,636,161       5,323,953      112,557,477             --
Net increase in net assets resulting from operations  $11,715,868       $294,176,786     $49,348,292     $214,639,870    $20,721,147

+Net of foreign taxes of $4,403, $858,133 and $168,931 for the Capital Growth
Fund, the Growth and Income Fund and the Income Securities Fund, respectively.

                                                Mutual Discovery    Mutual Shares       Natural       Real Estate        Rising
                                                 Securities Fund   Securities Fund  Resources Fund  Securities Fund  Dividends Fund
Investment income:+
 Dividends ......................................... $ 1,827,250   $ 2,311,245     $ 1,267,004        $14,794,688    $ 12,716,936
 Interest ..........................................   1,691,859     3,804,433         311,901          1,157,595         972,132
      Total investment income ......................   3,519,109     6,115,678       1,578,905         15,952,283      13,689,068
Expenses:
 Management fees (Note 3) ..........................     930,954     1,265,341         584,675          1,988,023       4,942,390
 Administrative fees (Note 3) ......................     174,553       314,146              --                 --              --
 Custodian fees ....................................      94,798        48,403          33,430              3,719           6,761
 Other .............................................      37,998        53,942          24,698             80,943         142,390
      Total expenses ...............................   1,238,303     1,681,832         642,803          2,072,685       5,091,541
       Net investment income .......................   2,280,806     4,433,846         936,102         13,879,598       8,597,527
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................   2,035,894     3,798,128     (6,079,954)          9,523,858     105,385,082
  Foreign currency transactions ....................   1,203,986       447,294           3,942                 --              --
      Net realized gain (loss) .....................   3,239,880     4,245,422     (6,076,012)          9,523,858     105,385,082
 Net unrealized appreciation (depreciation) on:
  Investments ......................................  10,292,427    24,304,412    (13,798,260)         50,445,063      80,215,085
  Translation of assets and liabilities denominated
 in foreign currencies .............................   1,125,546       735,162         (5,465)                 --              --
      Net unrealized appreciation (depreciation) ...  11,417,973    25,039,574    (13,803,725)         50,445,063      80,215,085
Net realized and unrealized gain (loss) ............  14,657,853    29,284,996    (19,879,737)         59,968,921     185,600,167
Net increase (decrease) in net assets resulting
 from operations ................................... $16,938,659   $33,718,842   $(18,943,635)        $73,848,519    $194,197,694

+Net of foreign taxes of $157,090, $94,318, $74,795 and $54,295 for the Mutual
Discovery Securities Fund, the Mutual Shares Securities Fund, the Natural
Resources Securities Fund and the Rising Dividends Fund, respectively.

                                                                   Templeton
                                                                  Developing        Templeton        Templeton         Templeton
                                                         Small      Markets       Global Asset        Global         Global Income
                                                       Cap Fund   Equity Fund    Allocation Fund    Growth Fund     Securities Fund
Investment income:+
 Dividends ......................................... $ 1,088,027   $ 8,531,300      $1,448,280        $17,924,444         $ 5,695
 Interest ..........................................   1,001,390     1,692,421       2,725,350          5,833,856      15,430,920
      Total investment income ......................   2,089,417    10,223,721       4,173,630         23,758,300      15,436,615
Expenses:
 Management fees (Note 3) ..........................   1,878,273     4,277,977         526,125          5,894,743       1,133,609
 Administrative fees (Note 3) ......................          --            --         121,414                 --              --
 Custodian fees ....................................       5,037       482,850          89,883            160,925          67,170
 Other .............................................      51,141        83,549          19,631            127,289          48,460
      Total expenses ...............................   1,934,451     4,844,376         757,053          6,182,957       1,249,239
       Net investment income .......................     154,966     5,379,345       3,416,577         17,575,343      14,187,376
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................  25,783,169    15,052,246       3,383,385         73,599,265     (4,646,984)
  Foreign currency transactions ....................         212     (237,474)         122,781            169,136       4,418,051
      Net realized gain (loss) .....................  25,783,381    14,814,772       3,506,166         73,768,401       (228,933)
 Net unrealized appreciation (depreciation) on:
  Investments ......................................  14,228,539  (53,104,360)       1,045,000        (9,386,358)     (8,948,608)
   Translation of assets and liabilities denominated
 in foreign currencies .............................          --            --         100,033                 --       (290,292)
      Net unrealized appreciation (depreciation) ...  14,228,539  (53,104,360)       1,145,033        (9,386,358)     (9,238,900)
Net realized and unrealized gain (loss) ............  40,011,920  (38,289,588)       4,651,199         64,382,043     (9,467,833)
Net increase (decrease) in net assets resulting
 from operations ................................... $40,166,886 $(32,910,243)      $8,067,776        $81,957,386     $ 4,719,543


+Net of foreign taxes of $24,227, $549,004, $131,101, $1,431,245 and $154,832
for the Small Cap Fund, the Templeton Developing Markets Equity Fund, the
Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund and the
Templeton Global Income Securities Fund, respectively.

                                                                                    Templeton
                                                                   Templeton      International      Templeton
                                                                 International       Smaller          Pacific      U.S. Government
                                                                  Equity Fund    Companies Fund     Growth Fund    Securities Fund
Investment income:+
 Dividends .........................................              $ 38,098,457       $ 675,415        $ 8,160,792             $--
 Interest ..........................................                 9,105,784         394,612            319,823      54,815,051
      Total investment income ......................                47,204,241       1,070,027          8,480,615      54,815,051
Expenses:
 Management fees (Note 3) ..........................                 9,676,740         239,272          2,608,312       3,775,626
 Administrative fees (Note 3) ......................                        --          42,223                 --              --
 Custodian fees ....................................                   845,000          11,366            223,700           7,516
 Other .............................................                   246,706           6,902             73,556         172,631
      Total expenses ...............................                10,768,446         299,763          2,905,568       3,955,773
       Net investment income .......................                36,435,795         770,264          5,575,047      50,859,278
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................                73,418,575         603,229          6,171,926          84,959
  Foreign currency transactions ....................               (2,362,261)        (30,139)          (181,458)              --
      Net realized gain ............................                71,056,314         573,090          5,990,468          84,959
 Net unrealized appreciation (depreciation) on:
  Investments ......................................                24,358,754     (2,381,801)      (112,006,306)      18,636,570
  Translation of assets and liabilities
 denominated in foreign currencies .................                        --        (22,578)                 --              --
      Net unrealized appreciation (depreciation)...                 24,358,754     (2,404,379)      (112,006,306)      18,636,570
Net realized and unrealized gain (loss) ............                95,415,068     (1,831,289)      (106,015,838)      18,721,529
Net increase (decrease) in net assets resulting from operations   $131,850,863    $(1,061,025)     $(100,440,791)     $69,580,807

+Net of foreign taxes of $4,053,015, $71,448, $726,232 for the Templeton
International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund, respectively.

                                                                    Utility         Zero Coupon      Zero Coupon      Zero Coupon
                                                                  Equity Fund       Fund - 2000      Fund - 2005      Fund - 2010
Investment income:+
 Dividends .........................................              $ 46,674,953             $--                $--             $--
 Interest ..........................................                 1,229,006       8,233,122          5,102,879       5,199,207
      Total investment income ......................                47,903,959       8,233,122          5,102,879       5,199,207
Expenses:
 Management fees (Note 3) ..........................                 5,139,011         724,202            485,690         491,457
 Custodian fees ....................................                    80,885           1,273                940             800
 Other .............................................                   229,163          30,120             20,828          21,227
      Total expenses ...............................                 5,449,059         755,595            507,458         513,484
      Expenses waived/paid by affiliate (Note 3) ...                        --       (281,519)          (194,726)       (197,837)
       Net expenses ................................                 5,449,059         474,076            312,732         315,647
        Net investment income ......................                42,454,900       7,759,046          4,790,147       4,883,560
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................                61,873,020       1,248,982          1,112,714       1,001,612
  Foreign currency transactions ....................                  (22,920)              --                 --              --
      Net realized gain ............................                61,850,100       1,248,982          1,112,714       1,001,612
 Net unrealized appreciation (depreciation) on:
  Investments ......................................               150,457,511       (926,957)          2,363,992       6,324,375
  Translation of assets and liabilities
 denominated in foreign currencies .................                   (2,364)              --                 --              --
      Net unrealized appreciation (depreciation) ...               150,455,147       (926,957)          2,363,992       6,324,375
Net realized and unrealized gain ...................               212,305,247         322,025          3,476,706       7,325,987
Net increase in net assets resulting from operations              $254,760,147      $8,081,071         $8,266,853     $12,209,547

+Net of foreign taxes of $772,053 for the Utility Equity Fund.



Statements of Changes in Net Assets
for the years ended December 31, 1997 and 1996

                                                Capital Growth Fund        Growth and Income Fund            High Income Fund
                                                1997          1996*         1997             1996          1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............       $ 538,149      $ 110,214   $ 42,540,625     $ 39,513,404 $ 44,024,339    $ 37,008,728
  Net realized gain (loss) from investments
 and foreign currency transactions ....         (58,087)      (140,413)   102,492,523       37,811,712    2,599,594       1,210,500
  Net unrealized appreciation on
 investments and translation of assets
 and liabilities denominated in foreign
 currencies ...........................      11,235,806      1,982,450    149,143,638       55,138,252    2,724,359     13,294,221
      Net increase in net assets resulting
 from operations ......................      11,715,868      1,952,251    294,176,786      132,463,368   49,348,292      51,513,449
Distributions to shareholders from:
 Net investment income ................        (109,761)            --    (39,059,424)     (22,230,774) (37,006,747)    (31,018,152)
 Net realized gains ...................              --             --    (37,881,070)     (78,714,626)  (1,213,933)    (1,646,547)
Total distributions to shareholders ...        (109,761)            --    (76,940,494)    (100,945,400) (38,220,680)    (32,664,699)
Capital share transactions (Note 2)...       53,082,169     42,714,460     43,250,826      156,983,572   38,812,695     66,343,229
      Net increase in net assets ......      64,688,276     44,666,711    260,487,118      188,501,540   49,940,307      85,191,979
Net assets:
 Beginning of year ....................      44,666,711             --  1,077,989,008      889,487,468  446,095,525    360,903,546
 End of year ..........................    $109,354,987    $44,666,711 $1,338,476,126   $1,077,989,008 $496,035,832   $446,095,525
Undistributed net investment income
 included in net assets
  End of year .........................       $ 534,645      $ 109,751   $ 42,883,458     $ 39,433,566 $ 44,013,099   $ 37,005,221

*For the period May 1, 1996 (effective date) to December 31, 1996.

                                                                                                          Mutual Discovery
                                               Income Securities Fund        Money Market Fund             Securities Fund
                                               1997             1996         1997           1996         1997          1996**
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............   $ 102,082,393  $ 103,698,698  $ 20,721,147     $ 22,043,733  $ 2,280,806       $ 24,287
  Net realized gain from investments and
 foreign currency transactions ........      24,171,050     19,810,309            --               --    3,239,880          1,860
  Net unrealized appreciation on
 investments and translation of assets
 and liabilities denominated in foreign
 currencies ...........................      88,386,427     16,747,285            --               --   11,417,973        187,850
      Net increase in net assets resulting
 from operations ......................     214,639,870    140,256,292    20,721,147       22,043,733   16,938,659        213,997
Distributions to shareholders from:
 Net investment income ................     (99,613,761)   (66,927,738)  (20,721,147)     (22,043,733)     (49,403)            --
 Net realized gains ...................     (21,398,124)   (11,125,807)           --               --           --             --
Total distributions to shareholders ...    (121,011,885)   (78,053,545)  (20,721,147)     (22,043,733)     (49,403)            --
Capital share transactions (Note 2) ...     (37,500,786)    21,919,171   (41,480,674)     (20,617,040) 166,345,776     15,203,733
      Net increase (decrease) in
 net assets ...........................      56,127,199     84,121,918   (41,480,674)     (20,617,040) 183,235,032     15,417,730
Net assets:
 Beginning of year ....................   1,350,659,420  1,266,537,502   408,929,813      429,546,853   15,417,730             --
 End of year ..........................  $1,406,786,619 $1,350,659,420  $367,449,139     $408,929,813 $198,652,762    $15,417,730
Undistributed net investment income
 included in net assets
  End of year .........................   $ 102,009,670   $ 99,623,131           $--              $--  $ 2,888,764       $ 26,147

**For the period November 8, 1996 (effective date) to December 31, 1996.

                                                    Mutual Shares
                                                   Securities Fund         Natural Resource Fund      Real Estate Securities Fund
                                                 1997          1996**      1997            1996          1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................   $ 4,433,846      $ 50,601    $ 936,102    $ 1,257,532  $ 13,879,598    $ 11,638,350
  Net realized gain (loss) from investments
 and foreign currency transactions ........     4,245,422        (3,049)  (6,076,012)      (188,566)    9,523,858       5,460,333
  Net unrealized appreciation (depreciation)
 on investments and translation of assets
 and liabilities denominated in foreign
 currencies ...............................    25,039,574       568,343  (13,803,725)       935,906    50,445,063     57,769,186
      Net increase (decrease) in net assets
 resulting from operations ................    33,718,842       615,895  (18,943,635)     2,004,872    73,848,519      74,867,869
Distributions to shareholders from:
 Net investment income ....................       (87,831)           --   (1,423,769)    (1,593,439)  (10,951,988)     (9,713,587)
 Net realized gains .......................            --            --           --     (1,460,667)   (5,229,900)            --
Total distributions to shareholders .......       (87,831)           --   (1,423,769)    (3,054,106)  (16,181,888)     (9,713,587)
Capital share transactions (Note 2).......    326,479,399    27,061,027  (14,286,871)     5,519,005    60,166,437     44,093,562
      Net increase (decrease) in
 net assets ...............................   360,110,410    27,676,922  (34,654,275)     4,469,771   117,833,068     109,247,844
Net assets:
 Beginning of year ........................    27,676,922            --  109,578,585    105,108,814   322,721,195    213,473,351
 End of year ..............................  $387,787,332   $27,676,922 $ 74,924,310   $109,578,585  $440,554,263   $322,721,195
Undistributed net investment income included
 in net assets
  End of year .............................   $ 4,591,164      $ 50,601    $ 940,017    $ 1,214,989  $ 14,187,335   $ 11,259,725

**For the period November 8, 1996 (effective date) to December 31, 1996.

                                                                                                         Templeton Developing
                                               Rising Dividends Fund          Small Cap Fund              Markets Equity Fund
                                               1997           1996         1997            1996          1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $ 8,597,527    $ 9,955,580    $ 154,966      $ 585,485   $ 5,379,345     $ 3,874,067
  Net realized gain from investments and
 foreign currency transactions ............  105,385,082     31,514,069   25,783,381      6,726,182    14,814,772       6,246,440
  Net unrealized appreciation (depreciation)
 on investments and translation of assets
 and liabilities denominated in foreign
 currencies...............................    80,215,085    71,866,460    14,228,539     10,251,252   (53,104,360)    29,692,572
      Net increase (decrease) in net assets
 resulting from operations................   194,197,694    113,336,109   40,166,886     17,562,919   (32,910,243)     39,813,079
Distributions to shareholders from:
 Net investment income ....................   (9,956,520)   (10,368,611)    (573,457)       (33,640)   (3,987,427)     (2,182,460)
 Net realized gains .......................  (17,001,263)           --    (6,796,191)        (2,727)   (6,324,884)    (4,037,551)
Total distributions to shareholders.......   (26,957,783)   (10,368,611)  (7,369,648)       (36,367)  (10,312,311)     (6,220,011)
Capital share transactions (Note 2) .......   15,634,172    31,202,926   109,695,331    140,140,940    50,804,184     80,421,511
      Net increase in net assets ..........  182,874,083    134,170,424  142,492,569    157,667,492     7,581,630     114,014,579
Net assets:
 Beginning of year ........................  597,423,701   463,253,277   170,968,970     13,301,478   272,098,421    158,083,842
 End of year .............................. $780,297,784  $597,423,701  $313,461,539   $170,968,970  $279,680,051   $272,098,421
Undistributed net investment income
 included in net assets
  End of year .............................  $ 8,595,033   $ 9,954,026     $ 160,082      $ 578,335   $ 4,921,147    $ 3,577,713


                                                 Templeton Global            Templeton Global           Templeton Global Income
                                               Asset Allocation Fund            Growth Fund                 Securities Fund
                                                1997          1996         1997            1996          1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ................... $ 3,416,577    $ 1,438,196  $ 17,575,343   $ 10,065,463  $ 14,187,376    $ 16,565,628
  Net realized gain (loss)
 from investments and
 foreign currency transactions............    3,506,166        477,024    73,768,401      5,117,524      (228,933)        419,588
  Net unrealized appreciation (depreciation)
 on investments and translation of assets
 and liabilities denominated in foreign
 currencies ...............................   1,145,033      4,638,002    (9,386,358)    73,557,750    (9,238,900)     3,321,562
      Net increase in net assets resulting
 from operations ..........................   8,067,776      6,553,222    81,957,386     88,740,737     4,719,543      20,306,778
Distributions to shareholders from:
 Net investment income ....................  (1,548,504)       (14,806)  (11,070,041)    (7,356,652)  (14,522,463)    (17,028,466)
 Net realized gains .......................    (446,684)       (29,614)   (3,690,014)    (7,356,653)           --             --
Total distributions to shareholders .......  (1,995,188)       (44,420)  (14,760,055)   (14,713,305)  (14,522,463)    (17,028,466)
Capital share transactions (Note 2) .......  31,055,108     35,036,621   111,369,857    167,094,838   (26,903,375)    (24,749,927)
    Net increase (decrease) in net assets    37,127,696     41,545,423   178,567,188    241,122,270   (36,706,295)    (21,471,615)
Net assets:
 Beginning of year ........................  56,274,126     14,728,703   579,877,387    338,755,117   221,722,469     243,194,084
 End of year .............................. $93,401,822    $56,274,126  $758,444,575   $579,877,387  $185,016,174    $221,722,469
Undistributed net investment income included
 in net assets
  End of year ............................. $ 2,954,949       $ (6,078) $ 17,068,595   $ 10,394,157  $ 11,163,308    $ 12,596,126


                                               Templeton International      Templeton International            Templeton
                                                     Equity Fund            Smaller Companies Fund        Pacific Growth Fund
                                               1997              1996         1997          1996*        1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $ 36,435,795   $ 30,226,760    $ 770,264      $ 141,365  $ 5,575,047     $ 5,661,152
  Net realized gain (loss) from investments
 and foreign currency transactions ........    71,056,314     49,297,270      573,090         (8,721)   5,990,468      (4,312,669)
  Net unrealized appreciation
 (depreciation) on investments and
 translation of assets and liabilities
 denominated in foreign currencies ........    24,358,754    122,637,885   (2,404,379)     1,104,072 (112,006,306)    36,732,857
      Net increase (decrease) in net
 assets resulting from operations .........   131,850,863    202,161,915   (1,061,025)     1,236,716 (100,440,791)     38,081,340
Distributions to shareholders from:
 Net investment income ....................   (32,476,317)   (25,386,301)    (155,776)            --   (5,815,823)    (10,991,812)
 Net realized gains .......................   (49,797,020)   (31,064,815)          --             --           --     (6,370,262)
Total distributions to shareholders .......   (82,273,337)   (56,451,116)    (155,776)            --   (5,815,823)    (17,362,074)
Capital share transactions (Note 2) .......     3,752,649    112,271,953   17,162,468     15,018,322  (85,098,729)     4,104,011
      Net increase (decrease) in
 net assets ...............................    53,330,175    257,982,752   15,945,667     16,255,038 (191,355,343)     24,823,277
Net assets:
 Beginning of year ........................ 1,108,099,374    850,116,622   16,255,038             --  356,759,158    331,935,881
 End of year ..............................$1,161,429,549 $1,108,099,374  $32,200,705    $16,255,038 $165,403,815   $356,759,158
Undistributed net investment income
 included in net assets
  End of year .............................  $ 33,171,270   $ 27,747,634    $ 716,993      $ 132,644  $ 1,603,896    $ 2,026,130

*For the period May 1, 1996 (effective date) to December 31, 1996.

                                            U.S. Government
                                            Securities Fund                  Utility Equity Fund           Zero Coupon Fund - 2000
                                          1997            1996              1997             1996           1997           1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ................$ 50,859,278   $ 42,987,658     $ 42,454,900   $ 54,454,052   $ 7,759,046     $ 8,152,035
  Net realized gain (loss) from
 investments and foreign currency
 transactions ..........................      84,959       (158,758)      61,850,100     82,602,515     1,248,982         183,983
  Net unrealized appreciation
 (depreciation) on investments and
 translation of assets and liabilities
 denominated in foreign currencies .....  18,636,570    (18,937,072)     150,455,147    (53,557,473)     (926,957)    (5,248,940)
      Net increase in net assets
 resulting from operations .............  69,580,807     23,891,828      254,760,147     83,499,094     8,081,071       3,087,078
Distributions to shareholders from:
 Net investment income ................. (42,870,826)   (41,654,771)     (54,348,880)   (65,540,030)   (8,152,085)     (7,341,063)
 Net realized gains ....................          --             --      (75,198,357)            --      (184,468)       (72,481)
Total distributions to shareholders .... (42,870,826)   (41,654,771)    (129,547,237)   (65,540,030)   (8,336,553)     (7,413,544)
Capital share transactions (Note 2) ....(105,483,057)   218,454,989     (197,599,129)  (239,114,944)  (17,695,009)    (3,429,313)
      Net increase (decrease) in
 net assets ............................ (78,773,076)   200,692,046      (72,386,219)  (221,155,880)  (17,950,491)     (7,755,779)
Net assets:
 Beginning of year ..................... 843,857,517    643,165,471    1,202,290,320  1,423,446,200   129,600,942    137,356,721
 End of year ...........................$765,084,441   $843,857,517   $1,129,904,101 $1,202,290,320  $111,650,451   $129,600,942
Undistributed net investment income
 included in net assets
  End of year ..........................$ 50,857,742   $ 42,920,983     $ 42,429,889   $ 54,346,789   $ 7,759,277    $ 8,152,316


                                                                             Zero Coupon Fund - 2005       Zero Coupon Fund - 2010
                                                                              1997           1996            1997          1996
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................   $ 4,790,147  $ 4,940,116      $ 4,883,560   $ 4,878,408
  Net realized gain (loss) from investments and
 foreign currency transactions..........................................     1,112,714       19,477        1,001,612      (191,720)
  Net unrealized appreciation (depreciation)
 on investments and translation of
 assets and liabilities denominated in foreign currencies ..............     2,363,992    (5,309,151)      6,324,375     (6,860,589)
      Net increase (decrease) in net assets
 resulting from operations .............................................     8,266,853      (349,558)     12,209,547    (2,173,901)
Distributions to shareholders from:
 Net investment income .................................................    (4,939,956)   (4,218,190)     (4,878,501)   (4,092,016)
 Net realized gains ....................................................       (17,170)           --         (39,001)    (1,109,315)
Total distributions to shareholders ....................................    (4,957,126)   (4,218,190)     (4,917,502)   (5,201,331)
Capital share transactions (Note 2) ....................................    (8,617,685)    3,949,514        (593,065)       558,186
      Net increase (decrease) in net assets ............................    (5,307,958)     (618,234)      6,698,980    (6,817,046)
Net assets:
 Beginning of year .....................................................    82,603,469    83,221,703      78,815,746     85,632,792
 End of year ...........................................................   $77,295,511   $82,603,469     $85,514,726   $78,815,746
Undistributed net investment income included in net assets
 End of year ...........................................................   $ 4,789,906   $ 4,939,715     $ 4,883,419   $ 4,878,360



See notes to financial statements.

FRANKLIN VALUEMARK FUNDS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Valuemark Funds (the Trust) is registered under the Investment Company Act of 1940, as an open-end investment company, consisting of twenty-three series (the Funds). All Funds are diversified except the Templeton Global Income Securities Fund. Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts issued by Allianz Life Insurance Company of North America (Allianz Life), and its affiliates. The Funds and their investment policies are:


Capital Growth                            Growth and Income               High Current Income        Capital Preservation and Income
Capital Growth Fund                       Growth and Income Fund          High Income Fund           Money Market Fund
Mutual Discovery Securities Fund          Income Securities Fund          Templeton Global Income Securities Fund
Natural Resources Fund                    Mutual Shares Securities Fund   U.S. Government Securities Fund
Small Cap Fund                            Real Estate Securities Fund     Zero Coupon Fund - 2000
Templeton Developing Markets Equity Fund  Rising Dividends Fund           Zero Coupon Fund - 2005
Templeton Global Growth Fund              Templeton Global Asset
                                           Allocation Fund                Zero Coupon Fund - 2010
Templeton International Equity Fund       Utility Equity Fund
Templeton International
 Smaller Companies Fund
Templeton Pacific Growth Fund


Effective May 1, 1997, the name of the Precious Metals Fund changed to the Natural Resources Fund. Before May 1, 1997, the portfolio had different investment objectives and policies.

The following summarizes the Funds' significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees (the Board).

Portfolio securities in the Money Market Fund are valued at amortized cost which approximates value.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Repurchase Agreements:

Certain Funds may enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. Repurchase agreements are accounted for as a loan by the Funds to the seller, collateralized by securities which are delivered to the Funds' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1997, all outstanding repurchase agreements held by the Funds had been entered into on that date.

d. Forward Exchange Contracts:

The Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund and the Templeton Global Income Securities Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. Securities Sold Short:

The Mutual Shares Securities Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

f. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

g. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. For the Money Market Fund, distributions from net investment income and capital gains or losses are normally declared and reinvested daily.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Distributions received by the Trust from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

h. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 1997, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:


                                                     Capital Growth Fund*      Growth and Income Fund          High Income Fund
                                                     Shares      Amount         Shares       Amount         Shares        Amount
1997
 Shares sold ....................................  7,609,203  $95,467,235     11,852,804  $227,366,997    15,001,724   $213,493,612
 Shares issued on reinvestment of distributions .      8,739      109,761      4,094,758    76,940,493     2,802,103     38,220,680
 Shares redeemed ................................ (3,398,734) (42,494,827)   (13,651,515) (261,056,664)  (14,990,766)  (212,901,597)
Net increase ....................................  4,219,208  $53,082,169      2,296,047  $ 43,250,826     2,813,061   $ 38,812,695
1996
 Shares sold ....................................  4,551,652  $49,307,053     17,103,384  $291,261,819    14,886,206   $203,832,754
 Shares issued on reinvestment of distributions .         --           --      6,313,033   100,945,400     2,553,925     32,664,699
 Shares redeemed ................................   (620,824)  (6,592,593)   (13,907,925) (235,223,647)  (12,349,882)  (170,154,224)
Net increase ....................................  3,930,828  $42,714,460      9,508,492  $156,983,572     5,090,249   $ 66,343,229
                                                                                                                Mutual Discovery
                                                    Income Securities Fund          Money Market Fund           Securities Fund**
                                                     Shares       Amount          Shares        Amount        Shares      Amount
1997
 Shares sold ....................................  8,990,147 $157,499,453    748,100,457  $748,100,457    17,092,095   $192,828,736
 Shares issued on reinvestment of distributions .  7,246,221  121,011,885     20,721,280    20,721,280         4,419         49,403
 Shares redeemed ................................(18,135,171)(316,012,124)  (810,302,411) (810,302,411)   (2,280,587)   (26,532,363)
Net increase (decrease) ......................... (1,898,803)$ (37,500,786)  (41,480,674)$ (41,480,674)   14,815,927   $166,345,776
1996
 Shares sold .................................... 12,978,656 $215,025,216    624,484,193  $624,484,193     1,510,497   $ 15,203,733
 Shares issued on reinvestment of distributions .  4,981,081   78,053,545     22,025,506    22,025,506            --             --
 Shares redeemed ................................(16,378,905)(271,159,590)  (667,126,739) (667,126,739)           --             --
Net increase (decrease) .........................  1,580,832 $ 21,919,171    (20,617,040)$ (20,617,040)    1,510,497   $ 15,203,733
                                                            Mutual Shares                 Natural                  Real Estate
                                                          Securities Fund**           Resources Fund             Securities Fund
                                                        Shares       Amount         Shares      Amount        Shares      Amount
1997
 Shares sold .................................... 31,512,828 $353,477,935      3,255,526   $44,002,036     5,979,601   $139,175,365
 Shares issued on reinvestment of distributions .      7,793       87,831        107,292     1,423,769       722,405     16,181,889
 Shares redeemed ................................ (2,353,072) (27,086,367)    (4,466,321)  (59,712,676)   (4,062,121)   (95,190,817)
Net increase (decrease) ......................... 29,167,549 $326,479,399     (1,103,503) $(14,286,871)    2,639,885   $ 60,166,437
1996
 Shares sold ....................................  2,673,916 $ 27,061,180      5,826,772   $92,609,906     4,215,417   $ 80,007,020
 Shares issued on reinvestment of distributions .         --           --        200,533     3,054,106       541,263      9,713,587
 Shares redeemed ................................        (15)        (153)    (5,826,876)  (90,145,007)   (2,455,248)   (45,627,045)
Net increase ....................................  2,673,901 $ 27,061,027        200,429   $ 5,519,005     2,301,432   $ 44,093,562
*For 1996, figures are for the period May 1, 1996 (effective date) to December 31, 1996.
**For 1996, figures are for the period November 8, 1996 (effective date) to December 31, 1996.


2. SHARES OF BENEFICIAL INTEREST (cont.)

                                                              Rising                                          Templeton Developing
                                                          Dividends Fund             Small Cap Fund            Markets Equity Fund
                                                       Shares       Amount        Shares       Amount         Shares      Amount
1997
 Shares sold ....................................  9,172,221 $162,728,294     15,767,713  $223,364,294    10,816,139   $137,500,694
 Shares issued on reinvestment of distributions .  1,563,677   26,957,783        542,684     7,369,648       774,197     10,312,311
 Shares redeemed ................................ (9,887,381)(174,051,905)    (8,440,306) (121,038,611)   (7,874,889)   (97,008,821)
Net increase ....................................    848,517 $ 15,634,172      7,870,091  $109,695,331     3,715,447    $50,804,184
1996
 Shares sold ....................................  9,416,748 $128,553,979     17,929,579  $214,314,899    12,008,203   $131,040,673
 Shares issued on reinvestment of distributions .    776,095   10,368,611          2,914        36,368       568,038      6,220,011
 Shares redeemed ................................ (7,989,700)(107,719,664)    (6,275,212)  (74,210,327)   (5,266,029)   (56,839,173)
Net increase ....................................  2,203,143 $ 31,202,926     11,657,281  $140,140,940     7,310,212    $80,421,511

                                                         Templeton Global Asset          Templeton              Templeton Global
                                                             Allocation Fund        Global Growth Fund       Income Securities Fund
                                                           Shares      Amount      Shares       Amount        Shares      Amount
1997
 Shares sold ....................................  2,863,159  $38,251,762     13,313,319  $200,497,392     1,379,330    $18,167,921
 Shares issued on reinvestment of distributions .    149,676    1,995,188        971,695    14,760,055     1,145,305     14,522,463
 Shares redeemed ................................   (673,877)  (9,191,842)    (6,882,077) (103,887,590)   (4,546,864)   (59,593,759)
Net increase (decrease) .........................  2,338,958  $31,055,108      7,402,937  $111,369,857    (2,022,229)  $(26,903,375)
1996
 Shares sold ....................................  3,324,255  $37,900,419     16,172,059  $204,037,772     1,774,907    $23,229,506
 Shares issued on reinvestment of distributions .      3,931       44,420      1,172,375    14,713,305     1,374,371     17,028,466
 Shares redeemed ................................   (258,845)  (2,908,218)    (4,156,855)  (51,656,239)   (4,932,897)   (65,007,899)
Net increase (decrease) .........................  3,069,341  $35,036,621     13,187,579  $167,094,838    (1,783,619)  $(24,749,927)

                                                                                        Templeton
                                                             Templeton            International Smaller            Templeton
                                                     International Equity Fund       Companies Fund*          Pacific Growth Fund
                                                       Shares       Amount        Shares      Amount         Shares       Amount
1997
 Shares sold .................................... 18,290,362 $299,526,246      2,609,483   $30,517,402     6,602,123   $ 85,539,550
 Shares issued on reinvestment of distributions .  5,084,879   82,273,337         13,269       155,776       396,714      5,815,823
 Shares redeemed ................................(23,047,242)(378,046,934)    (1,145,466)  (13,510,710)  (13,342,125)  (176,454,102)
Net increase (decrease) .........................    327,999  $ 3,752,649      1,477,286   $17,162,468    (6,343,288) $ (85,098,729)
1996
 Shares sold .................................... 16,304,017 $233,298,562      1,887,934   $19,652,954    11,017,347   $162,907,832
 Shares issued on reinvestment of distributions .  4,023,601   56,451,117             --            --     1,175,496     17,362,074
 Shares redeemed ................................(12,410,252)(177,477,726)      (442,675)   (4,634,632)  (11,892,182)  (176,165,895)
Net increase ....................................  7,917,366 $112,271,953      1,445,259   $15,018,322       300,661    $ 4,104,011
*For 1996, figures are for the period May 1, 1996 (effective date) to December 31, 1996.

2. SHARES OF BENEFICIAL INTEREST (cont.)

                                                        U.S. Government
                                                        Securities Fund           Utility Equity Fund       Zero Coupon Fund - 2000
                                                     Shares       Amount         Shares        Amount        Shares      Amount
1997
 Shares sold ...................................  6,114,131 $ 83,399,898      1,963,946  $ 36,229,864       510,404    $ 7,615,267
 Shares issued on reinvestment of distributions   3,245,331   42,870,826      7,553,775   129,547,236       575,729      8,336,552
 Shares redeemed ...............................(17,077,659)(231,753,781)   (20,093,040) (363,376,229)   (2,241,078)   (33,646,828)
Net decrease ................................... (7,718,197)$(105,483,057)  (10,575,319)$(197,599,129)   (1,154,945)  $(17,695,009)
1996
 Shares sold ...................................  4,777,016 $ 64,263,777      4,951,179  $ 87,970,395     1,346,751    $20,406,633
 Shares issued in connection with
 substitution transaction***.................... 22,031,312  292,135,204           --            --            --             --
 Shares issued on reinvestment of distributions   3,298,082   41,654,771      3,882,703    65,540,030       517,344      7,413,544
 Shares redeemed ...............................(13,383,651)(179,598,763)   (22,222,999) (392,625,369)   (2,064,008)   (31,249,490)
Net increase (decrease) ........................ 16,722,759 $218,454,989    (13,389,117)$(239,114,944)     (199,913)  $ (3,429,313)

                                                                                 Zero Coupon Fund - 2005    Zero Coupon Fund - 2010
                                                                                   Shares      Amount        Shares      Amount
1997
 Shares sold ................................................................      597,716  $ 9,749,533    1,745,371   $28,766,689
 Shares issued on reinvestment of distributions .............................      315,539    4,957,126      313,017     4,917,502
 Shares redeemed ............................................................   (1,431,881) (23,324,344)  (2,100,095)  (34,277,256)
Net decrease ................................................................     (518,626)$ (8,617,685)     (41,707)   $ (593,065)
1996
 Shares sold ................................................................    1,047,318  $16,865,102    2,638,570   $42,320,073
 Shares issued on reinvestment of distributions .............................      282,342    4,218,190      361,957     5,201,331
 Shares redeemed ............................................................   (1,065,563) (17,133,778)  (2,908,691)  (46,963,218)
Net increase ................................................................      264,097  $ 3,949,514       91,836     $ 558,186

***During the fiscal year ended December 31, 1996, the U.S. Government Securities Fund acquired the net assets of the Investment Grade Intermediate Bond Fund and the Adjustable U.S. Government Fund pursuant to a plan of reorganization approved by Funds' shareholders.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

Entity                                                 Affiliation
Franklin Templeton Services, Inc. (FT Services)        Administrative manager
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Advisory Services, Inc.                       Investment manager
(Advisory Services)
Franklin Mutual Advisers, Inc. (Franklin Mutual)       Investment manager
Templeton Asset Management Ltd. (TAML)                 Investment manager
Templeton Global Advisors Ltd. (TGAL)                  Investment manager
Templeton Investment Counsel, Inc. (TICI)              Investment manager
Franklin/Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin/Templeton Investor Services, Inc.             Transfer agent
(Investor Services)



3. TRANSACTIONS WITH AFFILIATES (cont.)

The Funds pay an investment management fee to Advisers based on the average net assets of the Funds, except the Capital Growth Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Rising Dividends Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund as follows:

       Annualized Fee Rate   Average Daily Net Assets
           .625 of 1%        First $100 million
           .500 of 1%        over $100 million, up to and including $250 million
           .450 of 1%        over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under a subadvisory agreement, TICI provides subadvisory services to the Templeton Global Income Securities Fund and receives from Advisers fees based on the average daily net assets of the Fund.

The Templeton International Equity Fund and the Templeton Pacific Growth Fund pay an investment management fee to Advisers based on the average net assets of the Funds as follows:

       Annualized Fee Rate   Average Daily Net Assets
               1%            First $100 million
            .90 of 1%        over $100 million, up to and including $250 million
            .80 of 1%        over $250 million, up to and including $500 million

Fees are further reduced on net assets over $500 million.

Under a subadvisory agreement, TICI provides subadvisory services to the Templeton International Equity Fund and the Templeton Pacific Growth Fund, and receives from Advisers fees based on the average daily net assets of each Fund.

The Capital Growth Fund and the Small Cap Fund pay an investment management fee to Advisers based on the average net assets of the Funds as follows:

       Annualized Fee Rate   Average Daily Net Assets
           .750 of 1%        First $500 million
           .625 of 1%        over $500 million, up to and including $1 billion
           .500 of 1%        over $1 billion

The Rising Dividends Fund pays an investment management fee to Advisory Services based on the average net assets as follows:

       Annualized Fee Rate   Average Daily Net Assets
           .750 of 1%        First $500 million
           .625 of 1%        over $500 million, up to and including $1 billion
           .500 of 1%        over $1 billion

The Templeton Global Growth Fund pays an investment management fee to TGAL based on the average net assets of the Fund as follows:

       Annualized Fee Rate   Average Daily Net Assets
               1%            First $100 million
            .90 of 1%        over $100 million, up to and including $250 million
            .80 of 1%        over $250 million, up to and including $500 million

Fees are further reduced on net assets over $500 million.



3. TRANSACTIONS WITH AFFILIATES (cont.)

The Templeton Global Asset Allocation Fund pays an investment management fee to TGAL based on the average net assets of the Fund as follows:

       Annualized Fee Rate   Average Daily Net Assets
           .650 of 1%        First $200 million
           .585 of 1%        over $200 million, up to and including $1.3 billion
           .520 of 1%        over $1.3 billion

Under a subadvisory agreement, TICI provides subadvisory services to the Templeton Global Asset Allocation Fund and receives from TGA fees based on the average daily net assets of the Fund.

The Templeton International Smaller Companies Fund pays an investment management fee to TICI based on the average net assets of the Fund as follows:

       Annualized Fee Rate   Average Daily Net Assets
           .850 of 1%        First $200 million
           .765 of 1%        over $200 million, up to and including $1.3 billion
           .680 of 1%        over $1.3 billion

The Mutual Discovery Securities Fund and the Mutual Shares Securities Fund pay an investment management fee to Franklin Mutual of .80 and .60 of 1%, respectively, per year of the average daily net assets of each Fund.

The Templeton Developing Markets Equity Fund pays an investment management fee to TAML of 1.25 of 1% per year of the average daily net assets of the Fund.

Under an agreement with their respective investment managers, FT Services provides administrative services to the Funds, except for the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund and the Templeton International Smaller Companies Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Funds.

The Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund and the Templeton International Smaller Companies Fund pay business management fees to FT Services based on the average net assets of the Funds as follows:

       Annualized Fee Rate   Average Daily Net Assets
           .150 of 1%        First $200 million
           .135 of 1%        over $200 million, up to and including $700 million
           .100 of 1%        over $700 million, up to and including $1.2 billion
Fees are further reduced on net assets over $1.2 billion.

Advisers agreed in advance to waive a portion of the management fees for the Money Market Fund, the Zero Coupon Fund - 2000, the Zero Coupon Fund - 2005, and the Zero Coupon Fund - 2010, through December 31, 1997, as noted in the Statement of Operations.

Distribution plans are included in the management agreements of the Funds. No payments were made by any Fund as a result of the plans.

Investor Services, under terms of an agreement, performs shareholder servicing for the Funds and is not paid by the Funds for the services.

4. INCOME TAXES

At December 31, 1997, the following Funds had deferred capital losses [deferred currency losses] occurring subsequent to October 31, 1997. For tax purposes, such losses will be reflected in the year ending December 31, 1998.


                                                                             Templeton
                                             Natural       Templeton       International         Templeton
Mutual Discovery      Mutual Shares         Resources    International        Smaller             Pacific           U.S. Government
Securities Fund      Securities Fund          Fund        Equity Fund     Companies Fund        Growth Fund         Securities Fund
     $89,797             $44,408            $2,975,651    $1,482,029          $8,793              $49,814                $49,790


At December 31, 1997, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:


                                                             Capital      Growth and        High          Income   Mutual Discovery
                                                           Growth Fund    Income Fund    Income Fund  Securities FundSecurities Fund
Investments at cost .....................................   $95,511,124 $1,025,509,034   $467,193,247 $1,224,819,688   $184,795,464
Unrealized appreciation .................................    16,189,770    315,546,114     28,533,114    212,978,533     17,862,627
Unrealized depreciation .................................    (3,041,739)   (11,233,748)    (7,560,918)  (47,050,114)     (7,623,634)
Net unrealized appreciation .............................   $13,148,031  $ 304,312,366   $ 20,972,196  $ 165,928,419   $ 10,238,993

                                                                                                                        Templeton
                                                               Natural                                                  Developing
                                            Mutual Shares     Resources     Real Estate     Rising           Small        Markets
                                           Securities Fund      Fund      Securities FundDividends Fund    Cap Fund     Equity Fund
Investments at cost .........................$364,625,175   $84,522,086   $324,003,640   $544,447,532   $290,941,949   $320,534,036
Unrealized appreciation .......................36,289,971     5,014,724    132,762,871    241,277,868     50,477,243     62,689,127
Unrealized depreciation .....................(11,480,184)   (13,545,075)    (2,462,740)   (11,079,310)  (25,957,208)   (105,767,897)
Net unrealized appreciation (depreciation) ..$ 24,809,787  $ (8,530,351)  $130,300,131   $230,198,558   $ 24,520,035  $ (43,078,770)

                                                                                                           Templeton
                                              Templeton      Templeton       Templeton     Templeton     International   Templeton
                                            Global Asset      Global       Global Income International      Smaller       Pacific
                                           Allocation Fund  Growth Fund   Securities Fund Equity Fund   Companies Fund  Growth Fund
Investments at cost ....................... $86,686,299    $678,229,520   $182,489,096   $998,484,560    $33,347,801   $238,877,023
Unrealized appreciation ...................  12,093,267     148,317,069      1,652,651    235,186,887      3,071,062     15,316,223
Unrealized depreciation ...................  (6,033,158)    (69,340,410)    (5,006,405)   (76,505,374)    (4,348,791)   (90,686,437)
Net unrealized appreciation (depreciation)  $ 6,060,109    $ 78,976,659   $ (3,353,754)  $158,681,513   $ (1,277,729) $ (75,370,214)

                                                           US Government     Utility       Zero Coupon    Zero Coupon    Zero Coupon
                                                          Securities Fund  Equity Fund     Fund - 2000    Fund - 2005    Fund - 2010
Investments at cost ...................................    $756,956,822   $938,873,383   $105,580,702    $68,342,861    $70,157,903
Unrealized appreciation ...............................      26,607,574    237,376,254      6,160,727      9,144,852     15,709,056
Unrealized depreciation ...............................        (924,556)   (33,950,836)       (41,319)       (48,363)            --
Net unrealized appreciation ...........................    $ 25,683,018   $203,425,418    $ 6,119,408    $ 9,096,489    $15,709,056


4. INCOME TAXES (cont.)

At December 31, 1997, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:


                                                                                                        Templeton
                                                             Capital        Money        Natural      Global IncomeU.S. Government
                                                           Growth Fund    Market Fund Resources Fund Securities FundSecurities Fund
Capital loss carryovers expiring in:
 2000 .................................................          $ --          $ 418            $--            $--            $--
 2001 .................................................            --            523             --             --             --
 2002 .................................................            --          7,568             --             --     14,556,689
 2003 .................................................            --             --             --      3,177,046        826,481
 2004 .................................................        52,275             --        146,066             --             --
 2005 .................................................        72,043             --      3,313,056             --        117,217
                                                             $124,318         $8,509     $3,459,122     $3,177,046    $15,500,387

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and passive foreign investment company shares.

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1997 were as follows:


                                                                                                         Mutual
                                             Capital      Growth and         High          Income       Discovery    Mutual Shares
                                           Growth Fund    Income Fund     Income Fund  Securities FundSecurities FundSecurities Fund
Purchases ..............................  $53,313,651    $414,215,808   $181,050,190   $190,117,572   $194,371,303   $328,584,654
Sales ..................................  $12,529,762    $432,694,455   $158,999,308   $246,716,352   $ 51,699,659   $ 76,226,746
                                                                                                        Templeton
                                                                                                       Developing      Templeton
                                             Natural      Real Estate      Rising                        Markets     Global Asset
                                         Resources Fund Securities FundDividends Fund  Small Cap Fund  Equity Fund  Allocation Fund
Purchases ..............................  $75,994,137    $112,311,261   $248,171,154   $240,959,022   $144,803,070    $70,509,868
Sales ..................................  $90,416,734    $ 42,363,479   $250,457,133   $150,179,483   $100,117,840    $41,707,470
                                                                                          Templeton
                                            Templeton      Templeton      Templeton     International   Templeton
                                             Global      Global Income  International      Smaller       Pacific    U.S. Government
                                           Growth Fund  Securities Fund  Equity Fund   Companies Fund  Growth Fund  Securities Fund
Purchases .............................. $213,511,561    $335,843,030   $276,913,365    $25,746,255   $ 32,727,397   $129,256,468
Sales .................................. $150,419,188    $352,329,328   $426,441,780    $ 4,470,071   $112,719,806   $237,707,776
                                                                           Utility       Zero Coupon    Zero Coupon    Zero Coupon
                                                                         Equity Fund     Fund - 2000    Fund - 2005    Fund - 2010
Purchases ..............................                                $181,219,988    $ 7,386,810    $ 3,520,500    $ 9,571,090
Sales ..................................                                $484,923,207    $33,868,007    $17,256,706    $15,909,091


6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

Each of the Funds listed below has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At December 31, 1997, the Funds have outstanding forward exchange contracts for the sale or purchase of currencies as set out below. The contracts are reported in the financial statements at the Funds' net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

Mutual Discovery Securities Fund


                                                                                        In                             Unrealized
                      Contracts to Sell (Foreign exchange currency)                Exchange for    Settlement Date     Gain (Loss)
   1,218,798    Australian Dollar.............................................   U.S.  $ 863,610       2/06/98           $  68,595
  41,039,048    Belgium Franc ................................................         1,159,295       2/09/98              51,400
   6,570,885    British Pound ................................................        10,929,390       1/20/98             148,493
     995,103    British Pound ................................................         1,682,719       2/17/98              52,199
   1,851,590    Canadian Dollar ..............................................         1,349,129       2/27/98              51,064
  21,153,939    Danish Krone .................................................         3,128,841       1/26/98              37,230
   3,351,757    Dutch Guilder ................................................         1,704,313       3/17/98              43,575
   4,227,511    Dutch Guilder ................................................         2,122,244       6/10/98              17,544
  18,330,699    Finnish Markka ...............................................         3,428,767       3/03/98              51,905
  16,184,931    French Franc .................................................         2,787,011       4/17/98              81,503
  13,506,223    French Franc .................................................         2,329,138       2/17/98              78,727
   6,276,784    French Franc .................................................         1,059,493       2/27/98              13,070
   6,057,828    French Franc .................................................         1,020,960       6/11/98               5,280
   1,710,297    German Mark ..................................................           964,787       3/18/98               9,839
3,165,367,394   Italian Lira .................................................         1,800,141       7/02/98               8,973
   1,950,000    New Zealand Dollar............................................         1,212,900       2/17/98              85,024
   2,529,410    Norwegian Krone ..............................................           352,256       3/09/98               7,929
   1,245,225    Norwegian Krone ..............................................           172,612       3/10/98               3,092
  49,419,666    Spanish Peseta ...............................................           329,062       2/18/98               4,270
   1,075,344    Swedish Krona ................................................           142,524       1/21/98               7,006
  55,360,775    Swedish Krona ................................................         7,379,370       3/18/98             392,366
   3,051,782    Swiss Franc ..................................................         2,153,047       6/10/98              26,444
   9,116,335    Swedish Krona ................................................         1,185,309       5/15/98              33,333
                                                                                                                       -------------
                                                                                 U.S.$49,256,918                        $1,278,861
                      Contracts to Buy (Foreign exchange currency)
   4,500,000    Hong Kong Dollar..............................................   U.S.  $ 576,960       1/14/98             $ 3,411
Net unrealized gain on offsetting forward foreign currency contracts .........                                              72,895
                                                                                                                       -------------
   Unrealized gain on forward foreign currency contracts .....................                                          $1,355,167
                                                                                                                       =============


6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (cont.)

Mutual Discovery Securities Fund (cont.)

                                                                                        In                             Unrealized
                      Contracts to Sell (Foreign exchange currency)                Exchange for    Settlement Date     Gain (Loss)
   1,773,227    British Pound ................................................   U.S.$ 2,860,215       1/20/98           $ (49,131)
   1,057,341    British Pound ................................................         1,674,723       3/18/98             (55,246)
     301,000    Canadian Dollar ..............................................           210,108       2/27/98                (910)
   1,523,517    French Franc .................................................           249,075       1/20/98              (4,367)
  22,048,393    French Franc .................................................         3,663,201       2/27/98             (12,560)
   5,905,464    Hong Kong Dollar .............................................           760,181       1/14/98              (1,454)
  19,795,842    Norwegian Krone ..............................................         2,684,546       3/10/98             (10,392)
  91,016,871    Spanish Peseta ...............................................           584,810       2/18/98             (13,365)
   5,610,413    Swedish Krona ................................................           701,523       1/21/98              (5,520)
                                                                                     -----------                      -------------
                                                                                 U.S.$13,388,382                        $ (152,945)
                      Contracts to Buy (Foreign exchange currency)
  18,000,000    Belgium Franc ................................................   U.S.  $ 505,618       2/09/98           $ (19,688)
   1,437,029    German Mark ..................................................           811,582       3/18/98              (9,214)
     500,000    New Zealand Dollar ...........................................           312,650       2/17/98             (23,451)
   5,644,361    Swedish Krona ................................................           735,645       1/21/98             (24,323)
                                                                                     -----------                      -------------
                                                                                 U.S.$ 2,365,495                           (76,676)
   Unrealized loss on forward foreign currency contracts .....................                                            (229,621)
                                                                                                                       -------------
      Net unrealized gain on forward foreign currency contracts ..............                                          $1,125,546
                                                                                                                       =============
Mutual Shares Securities Fund

                                                                                        In                             Unrealized
                      Contracts to Sell (Foreign exchange currency)                Exchange for    Settlement Date     Gain (Loss)
   7,885,890    British Pound ................................................   U.S.$13,131,664       1/20/98           $ 193,229
   1,080,604    British Pound ................................................         1,827,301       2/17/98              56,684
   4,939,902    Dutch Guilder ................................................         2,503,944       3/17/98              56,308
   1,907,788    Dutch Guilder ................................................           957,725       6/10/98               7,917
  15,194,102    French Franc .................................................         2,631,394       2/17/98              99,748
  12,674,052    French Franc .................................................         2,180,088       4/17/98              61,466
  17,534,756    French Franc .................................................         2,984,995       6/11/98              45,048
 984,084,375    Italian Lira .................................................           559,648       7/02/98               2,790
   6,611,554    Norwegian Krone ..............................................           909,025       3/09/98               8,997
  33,400,385    Swedish Krona ................................................         4,299,779       1/21/98              90,550
  29,230,434    Swedish Krona ................................................         3,896,300       3/18/98             207,169
                                                                                     -----------                      -------------
                                                                                 U.S.$35,881,863                           829,906
Net unrealized gain on offsetting forward foreign currency contracts .........                                               2,693
                                                                                                                       -------------
   Unrealized gain on forward foreign currency contracts .....................                                           $ 832,599
                                                                                                                       =============
                      Contracts to Sell (Foreign exchange currency)
   1,084,524    British Pound ................................................   U.S.$ 1,717,777       3/18/98           $ (56,666)
  15,390,000    French Franc .................................................         2,498,377       1/20/98             (61,802)
   5,833,762    French Franc .................................................           970,030       2/27/98              (2,536)
   2,936,392    Norwegian Krone ..............................................           398,209       3/10/98              (1,541)
                                                                                     -----------                      -------------
                                                                                 U.S.$ 5,584,393                        $ (122,545)
                      Contracts to Buy (Foreign exchange currency)
   3,242,429    French Franc .................................................   U.S.  $ 562,755       1/20/98           $ (23,366)
                                                                                                                       -------------
   Unrealized loss on forward foreign currency contracts .....................                                            (145,911)
                                                                                                                       -------------
      Net unrealized gain on forward foreign currency contracts ..............                                           $ 686,688
                                                                                                                       =============

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (cont.)

Templeton Global Asset Allocation Fund

                                                                                        In                             Unrealized
                      Contracts to Sell (Foreign exchange currency)                Exchange for    Settlement Date     Gain (Loss)
     858,000    Australian Dollar ............................................   U.S.  $ 591,162       1/30/98            $ 31,574
     173,000    New Zealand Dollar ...........................................           106,879       1/12/98               6,537
     173,000    New Zealand Dollar ...........................................           102,589       2/17/98               2,526
   2,430,000    German Mark ..................................................         1,379,036       1/16/98              26,967
     202,000    Australian Dollar ............................................           132,795       1/20/98               1,081
     497,500    German Mark ..................................................           281,077       1/20/98               4,196
   1,492,000    German Mark ..................................................           839,830       1/21/98               9,139
     152,000    Australian Dollar ............................................            99,227       1/21/98                 113
      86,500    New Zealand Dollar ...........................................            50,499       1/22/98                 373
     101,000    Australian Dollar ............................................            66,801       1/22/98                 941
     995,000    German Mark ..................................................           562,147       1/23/98               8,285
                                                                                     -----------                      -------------
                                                                                 U.S.$ 4,212,042                            91,732
Net unrealized gain on offsetting forward foreign currency contracts .........                                              10,517
                                                                                                                       -------------
   Unrealized gain on forward foreign currency contracts .....................                                           $ 102,249
                                                                                                                       =============

                      Contracts to Sell (Foreign exchange currency)
      86,500    New Zealand Dollar ...........................................   U.S.   $ 49,828       1/21/98              $ (302)
Contracts to buy (Foreign exchange currency)
     202,000    Australian Dollar ............................................   U.S.  $ 134,078       1/30/98            $ (2,333)
                                                                                                                       -------------
   Unrealized loss on forward foreign currency contracts .....................                                              (2,635)
                                                                                                                       -------------
      Net unrealized gain on forward foreign currency contracts ..............                                            $ 99,614
                                                                                                                       =============
Templeton Global Income Fund

                                                                                        In                             Unrealized
                      Contracts to Sell (Foreign exchange currency)                Exchange for    Settlement Date     Gain (Loss)
   1,745,000    Australian Dollar ............................................   U.S.$ 1,147,163       1/20/98             $ 9,335
   1,308,000    Australian Dollar ............................................           853,875       1/21/98                 974
     872,500    Australian Dollar ............................................           577,072       1/22/98               8,131
   7,423,000    Australian Dollar ............................................         5,114,447       1/30/98             273,160
  21,320,000    German Mark ..................................................        12,099,200       1/16/98             236,601
   4,325,000    German Mark ..................................................         2,443,530       1/20/98              36,482
   8,650,000    German Mark ..................................................         4,851,374       1/21/98              36,984
   4,325,000    German Mark ..................................................         2,449,662       1/21/98              42,467
   8,650,000    German Mark ..................................................         4,887,006       1/23/98              72,028
   1,714,000    New Zealand Dollar ...........................................         1,058,909       1/12/98              64,762
     857,000    New Zealand Dollar ...........................................           500,317       1/22/98               3,694
   1,714,000    New Zealand Dollar ...........................................         1,016,402       2/17/98              25,028
                                                                                     -----------                      -------------
                                                                           U.S.      $36,998,957                           809,646
Net unrealized gain on offsetting forward foreign currency contracts .........                                             403,008
                                                                                                                       -------------
   Unrealized gain on forward foreign currency contracts .....................                                          $1,212,654
                                                                                                                       =============


6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (cont.)

Templeton Global Income Fund (cont.)

                                                                                        In                             Unrealized
                      Contracts to Sell (Foreign exchange currency)                Exchange for    Settlement Date     Gain (Loss)
     857,000    New Zealand Dollar ...........................................   U.S.  $ 493,675       1/21/98            $ (2,992)
Contracts to Buy (Foreign exchange currency)
   1,745,000    Australian Dollar ............................................   U.S.$ 1,158,244       1/30/98           $ (20,153)
Net unrealized loss on offsetting forward foreign currency contracts .........                                            (311,580)
   Unrealized loss on forward foreign currency contracts .....................                                            (334,725)
                                                                                                                       -------------
      Net unrealized gain on forward foreign currency contracts ..............                                           $ 877,929
                                                                                                                       =============

7. CREDIT RISK AND DEFAULTED SECURITIES

The High Income Fund and the Income Securities Fund have 93.5% and 37.2%, respectively, of their portfolios invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 1997 the Income Securities Fund held defaulted security with a value of $1,650,000 representing .1% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Funds discontinue accruing income on defaulted bonds and provide an estimate for losses on interest receivable.

The High Income Fund has investments in excess of 10% of their total net assets in the Wireless Communication industry. Such concentration may subject the Fund more significantly to economic changes occuring within that industry.


8. RESTRICTED SECURITIES

The Funds may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at December 31, 1997 are as follows:



Quantity   Issuer                                                                    Acquisition Date       Cost       Value
Income Securities Fund
 419,424   Bibb Co. .............................................................    3/30/93 - 9/27/96  $6,112,066   $ 3,512,676
$160,000   CMS Energy Corp., 7.75% quarterly cvt. pfd. ..........................         6/18/97        8,000,000    10,367,730
                                                                                                                   -------------
   Total Restricted Securities (0.99% of Net Assets) ............................                                    $13,880,406
                                                                                                                   =============
Real Estate Securities Fund
 866,067   Pacific Retail Trust (2.56% Net Assets) ..............................    8/30/96 - 4/30/97  $9,841,261   $11,258,871
                                                                                                                   =============
Utility Equity Fund
$175,000   CMS Energy Corp., 7.75%, quarterly cvt. Pfd. (1.00% of Net Assets) ...         6/18/97       $8,750,000   $11,339,701
                                                                                                                   =============

8. RESTRICTED SECURITIES (cont.)
Quantity   Issuer                                                                                     Acquisition Date Value
Mutual Discovery Securities Fund
 272,449   RE Acquisition LLC ......................................................................       4/11/97     $ 272,449
 115,000   Laser Mortgage Management Inc. ..........................................................      11/26/97     1,667,500
     515   Golden Ocean Group Ltd, wts .............................................................       8/25/97         2,575
$250,000   Golden Ocean Group Ltd., 10.00%, 8/31/01 ................................................       8/25/97       205,000
                                                                                                                   -------------
   Total Restricted Securities (0.01% of Net Assets) ...............................................                 $ 2,147,524
                                                                                                                   =============
Mutual Shares Securities Fund

 220,000   Laser Mortgage Management Inc. ..........................................................      11/26/97   $ 3,190,000
     935   Golden Ocean Group Ltd, wts .............................................................       8/25/97         4,675
$450,000   Golden Ocean Group Ltd., 10.00%, 8/31/01.................................................       8/25/97       369,000
                                                                                                                   -------------
   Total Restricted Securities (0.09% of Net Assets) ...............................................                 $ 3,563,675
                                                                                                                   =============

9. LENDING OF PORTFOLIO SECURITIES

The Income Securities Fund, the Natural Resources Fund, the Real Estate Securities Fund, the Small Cap Fund, and the Utility Equity Fund loan securities to certain brokers for which it receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Net interest income from the investment of the cash collateral received and the value of the loaned securities at December 31, 1997 were as follows:


                                                           Income         Natural       Real Estate                     Utility
                                                       Securities FundResources Fund  Securities FundSmall Cap Fund   Equity Fund
Interest income ...........................................$ 8,189        $ 4,428        $ 161,287      $ 110,873       $ 33,855
Value of loaned securities ...............................$521,375       $519,638      $15,121,695     $5,756,505    $13,567,125

10. OTHER CONSIDERATIONS

Advisers, as the manager for the Income Securities Fund, may serve as a member of various credit committees, representing credit interests in certain corporate restructuring negotiations. Currently, Advisers serves on the credit committees for Harvard Industries, Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. Advisers has not nor does it intend to sell any of its holdings in these securities while in possession of this information.


FRANKLIN VALUEMARK FUNDS
Report of Independent Accountants


To the Shareholders and Board of Trustees of Franklin Valuemark Funds:

We have audited the accompanying statements of assets and liabilities of each of the twenty-three Funds comprising the Franklin Valuemark Funds including each Fund's statement of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Franklin Valuemark Funds, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

San Francisco, California

February 3, 1998





Franklin Valuemark Funds Annual Report December 31, 1997.

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph hypothetically compares the performance of the Capital Growth Fund to that of the S&P 500 and Russell 1000 Index, based on a $10,000 investment from 5/1/96 to 12/31/97.

                      Capital Growth Fund        S&P500          Russell 1000
5/1/96                       $10,000              $10,000             $10,000
5/31/96                      $10,220              $10,258             $10,240
6/30/96                      $10,180              $10,297             $10,251
7/31/96                      $ 9,790               $9,842              $9,757
8/31/96                      $10,180              $10,050             $10,023
9/30/96                      $10,910              $10,615             $10,586
10/31/96                     $10,880              $10,908             $10,820
11/30/96                     $11,750              $11,733             $11,618
12/31/96                     $11,360              $11,501             $11,430
1/31/97                      $11,910              $12,219             $12,108
2/28/97                      $11,470              $12,315             $12,154
3/31/97                      $10,870              $11,809             $11,607
4/30/97                      $11,290              $12,514             $12,235
5/31/97                      $12,270              $13,276             $13,018
6/30/97                      $12,479              $13,870             $13,557
7/31/97                      $13,290              $14,974             $14,666
8/31/97                      $12,959              $14,136             $13,974
9/30/97                      $13,740              $14,911             $14,739
10/31/97                     $13,099              $14,413             $14,262
11/30/97                     $13,320              $15,080             $14,881
12/31/97                     $13,440              $15,339             $15,183

GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the Mutual Discovery Securities Fund to that of the S&P 500 and Russell 2000 Index, based on a $10,000 investment from 11/8/96 to 12/31/97.

            Mutual Discovery Securities       S&P500         Russell 2000
11/8/96                $10,000                $10,000         $10,000
11/30/96               $10,130                $10,554         $10,302
12/31/96               $10,200                $10,345         $10,572
1/31/97                $10,660                $10,992         $10,783
2/28/97                $10,790                $11,078         $10,523
3/31/97                $10,690                $10,622         $10,026
4/30/97                $10,630                $11,257         $10,054
5/31/97                $10,910                $11,942         $11,172
6/30/97                $11,325                $12,477         $11,651
7/31/97                $11,735                $13,470         $12,193
8/31/97                $11,715                $12,716         $12,472
9/30/97                $12,356                $13,413         $13,385
10/31/97               $11,975                $12,965         $12,798
11/30/97               $12,025                $13,565         $12,714
12/31/97               $12,175                $13,798         $12,937

GRAPHIC MATERIAL (3)

This chart shows in pie format the Natural Resources Securities Fund's sector breakdown on December 31, 1997, based on total net assets.

Energy                              53.3%
Gold & Precious Metals              19.9%
Chemicals                            7.7%
REITs                                4.0%
Steel                                3.5%
Paper & Forest Products              2.4%
Service/Related Industries           2.2%
Base Metals                          1.7%
Cash & Equivalents                   5.3%

GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the Natural Resources Securities Fund to that of the S&P 500 and FT/S&P Actuaries World (Energy 50%/Basic Industries 50%) Composite Index, based on a $10,000 investment from 1/24/89 to 12/31/97.

                    Natural                         FT/S&P Actuaries World:
                   Resources                 Energy 50% / Basic Industries 50%
                Securities Fund      S&P 500          Composite Index
01/24/89           $10,000           $ 10,000     $       10,000
01/31/89           $10,020           $ 10,165     $       10,114
02/28/89           $10,080           $  9,912     $       10,247
03/31/89           $10,150           $ 10,143     $       10,553
04/30/89           $10,220           $ 10,670     $       10,698
05/31/89           $10,090           $ 11,102     $       10,298
06/30/89           $10,360           $ 11,038     $       10,079
07/31/89           $10,500           $ 12,035     $       10,937
08/31/89           $10,750           $ 12,271     $       10,710
09/30/89           $11,110           $ 12,221     $       10,961
10/31/89           $11,180           $ 11,937     $       10,774
11/30/89           $12,230           $ 12,181     $       11,276
12/31/89           $12,430           $ 12,473     $       11,869
01/31/90           $12,920           $ 11,636     $       11,489
02/28/90           $12,180           $ 11,786     $       11,209
03/31/90           $12,038           $ 12,099     $       10,547
04/30/90           $11,258           $ 11,797     $       10,297
05/31/90           $11,947           $ 12,948     $       11,287
06/30/90           $11,380           $ 12,861     $       11,083
07/31/90           $12,038           $ 12,820     $       11,812
08/31/90           $11,694           $ 11,661     $       11,021
09/30/90           $11,501           $ 11,093     $       10,082
10/31/90           $10,448           $ 11,045     $       10,669
11/30/90           $10,185           $ 11,759     $       10,360
12/31/90           $10,651           $ 12,087     $       10,419
01/31/91           $9,831            $ 12,614     $       10,397
02/28/91           $10,701           $ 13,516     $       11,592
03/31/91           $10,610           $ 13,843     $       11,174
04/30/91           $10,560           $ 13,876     $       11,391
05/31/91           $10,853           $ 14,474     $       11,435
06/30/91           $11,258           $ 13,811     $       10,847
07/31/91           $11,382           $ 14,455     $       11,388
08/31/91           $10,814           $ 14,797     $       11,278
09/30/91           $10,834           $ 14,550     $       11,586
10/31/91           $11,227           $ 14,745     $       11,828
11/30/91           $11,361           $ 14,151     $       11,009
12/31/91           $10,617           $ 15,770     $       11,468
01/31/92           $11,340           $ 15,476     $       11,242
02/29/92           $11,165           $ 15,676     $       10,982
03/31/92           $10,752           $ 15,370     $       10,584
04/30/92           $10,607           $ 15,822     $       11,099
05/31/92           $11,123           $ 15,900     $       11,627
06/30/92           $11,407           $ 15,663     $       11,098
07/31/92           $11,492           $ 16,303     $       11,038
08/31/92           $11,120           $ 15,969     $       11,260
09/30/92           $10,982           $ 16,156     $       11,164
10/31/92           $10,313           $ 16,211     $       10,600
11/30/92           $9,612            $ 16,762     $       10,512
12/31/92           $9,941            $ 16,968     $       10,616
01/31/93           $9,867            $ 17,111     $       10,679
02/28/93           $10,355           $ 17,344     $       11,122
03/31/93           $11,343           $ 17,710     $       11,834
04/30/93           $12,108           $ 17,281     $       12,523
05/31/93           $13,658           $ 17,742     $       12,796
06/30/93           $13,737           $ 17,794     $       12,490
07/31/93           $14,957           $ 17,723     $       12,800
08/31/93           $13,823           $ 18,394     $       13,277
09/30/93           $12,689           $ 18,253     $       13,010
10/31/93           $13,887           $ 18,631     $       13,234
11/30/93           $13,769           $ 18,454     $       12,481
12/31/93           $15,471           $ 18,677     $       13,048
01/31/94           $15,578           $ 19,312     $       14,054
02/28/94           $14,925           $ 18,789     $       13,836
03/31/94           $15,096           $ 17,969     $       13,351
04/30/94           $14,390           $ 18,199     $       14,044
05/31/94           $14,861           $ 18,498     $       14,085
06/30/94           $14,559           $ 18,045     $       14,034
07/31/94           $14,839           $ 18,637     $       14,571
08/31/94           $15,495           $ 19,401     $       14,964
09/30/94           $16,508           $ 18,927     $       14,687
10/31/94           $15,915           $ 19,353     $       15,332
11/30/94           $14,645           $ 18,649     $       14,452
12/31/94           $15,172           $ 18,925     $       14,449
01/31/95           $13,385           $ 19,415     $       14,268
02/28/95           $13,988           $ 20,172     $       14,381
03/31/95           $15,291           $ 20,767     $       15,135
04/30/95           $15,442           $ 21,378     $       15,775
05/31/95           $15,334           $ 22,233     $       15,759
06/30/95           $15,319           $ 22,748     $       15,427
07/31/95           $15,815           $ 23,504     $       16,178
08/31/95           $15,716           $ 23,563     $       15,699
09/30/95           $15,782           $ 24,557     $       15,872
10/31/95           $14,018           $ 24,468     $       15,540
11/30/95           $15,242           $ 25,543     $       16,082
12/31/95           $15,529           $ 26,036     $       16,682
1/31/96            $18,098           $ 26,921     $       16,992
2/29/96            $18,231           $ 27,171     $       17,108
3/31/96            $18,319           $ 27,432     $       17,820
4/30/96            $18,418           $ 27,835     $       18,299
5/31/96            $19,124           $ 28,553     $       18,222
6/30/96            $16,862           $ 28,662     $       18,169
7/31/96            $16,512           $ 27,395     $       17,562
8/31/96            $17,144           $ 27,973     $       17,893
9/30/96            $16,184           $ 29,548     $       18,444
10/31/96           $16,297           $ 30,363     $       18,835
11/30/96           $16,150           $ 32,659     $       19,505
12/31/96           $16,150           $ 32,012     $       19,408
1/31/97            $15,347           $ 34,013     $       19,509
2/28/97            $17,099           $ 34,278     $       19,358
3/31/97            $15,314           $ 32,870     $       19,629
4/30/97            $14,466           $ 34,832     $       19,631
5/31/97            $15,359           $ 36,953     $       20,768
6/30/97            $14,771           $ 38,609     $       21,499
7/31/97            $14,828           $ 41,682     $       22,271
8/31/97            $15,104           $ 39,348     $       21,240
9/30/97            $16,113           $ 41,504     $       22,136
10/31/97           $14,817           $ 40,118     $       20,815
11/30/97           $13,154           $ 41,975     $       20,063
12/31/97           $13,085           $ 42,697     $       19,688

GRAPHIC MATERIAL (5)

The following line graph hypothetically compares the performance of the Small Cap Fund to that of the S&P 500 and Russell 2500 Index, based on a $10,000 investment from 11/1/95 to 12/31/97.

                   Small Cap Fund         S&P500            Russell 2500
11/1/95            $10,000                $10,000           $10,000
11/30/95           $ 9,700                $10,439           $10,427
12/31/95           $10,230                $10,640           $10,605
1/31/96            $10,370                $11,002           $10,681
2/29/96            $10,850                $11,105           $11,002
3/31/96            $11,140                $11,211           $11,227
4/30/96            $12,250                $11,376           $11,745
5/31/96            $12,760                $11,669           $12,063
6/30/96            $12,154                $11,714           $11,693
7/31/96            $11,054                $11,196           $10,837
8/31/96            $12,114                $11,432           $11,460
9/30/96            $12,654                $12,076           $11,957
10/31/96           $12,404                $12,409           $11,878
11/30/96           $12,964                $13,347           $12,451
12/31/96           $13,204                $13,083           $12,622
1/31/97            $13,494                $13,901           $12,970
2/28/97            $12,864                $14,009           $12,777
3/31/97            $11,954                $13,433           $12,198
4/30/97            $12,034                $14,235           $12,353
5/31/97            $13,744                $15,102           $13,491
6/30/97            $14,269                $15,779           $14,043
7/31/97            $15,175                $17,035           $14,866
8/31/97            $15,330                $16,081           $15,072
9/30/97            $16,813                $16,962           $16,058
10/31/97           $16,103                $16,396           $15,337
11/30/97           $15,721                $17,155           $15,406
12/31/97           $15,504                $17,450           $15,697

GRAPHIC MATERIAL (6)

This chart shows in pie format the Templeton Developing Market Equity Fund's geographic distribution on December 31, 1997, based on total net assets.

Asia                                37.3%
Latin America                       36.8%
Europe                              10.5%
Mid-East/Africa                      5.3%
Short-Term & Other Net Assets       10.1%

GRAPHIC MATERIAL (7)

The following line graph hypothetically compares the performance of the Templeton Developing Markets Equity Fund to that of the MSCI World Index and IFC Investable Composite Index, based on a $10,000 investment from 3/15/94 to 12/31/97.

                FVF Templeton
                  Developing                                IFC Investable
                Markets Equity         MSCI World              Composite
                  Portfolio              Index                  Index

INCEPT               $10,000            $10,000                $10,000
Mar-94               $10,000            $ 9,774                $ 9,452
Apr-94               $10,060            $10,078                $ 9,272
May-94               $10,040            $10,105                $ 9,491
Jun-94               $ 9,990            $10,079                $ 9,154
Jul-94               $10,250            $10,272                $ 9,811
Aug-94               $10,530            $10,583                $11,073
Sep-94               $10,520            $10,307                $11,347
Oct-94               $10,410            $10,602                $10,972
Nov-94               $10,000            $10,144                $10,551
Dec-94               $ 9,560            $10,245                $ 9,434
Jan-95               $ 8,910            $10,093                $ 8,173
Feb-95               $ 8,780            $10,242                $ 8,067
Mar-95               $ 9,150            $10,737                $ 8,052
Apr-95               $ 9,540            $11,114                $ 8,385
May-95               $ 9,800            $11,211                $ 8,698
Jun-95               $ 9,855            $11,210                $ 8,749
Jul-95               $10,438            $11,773                $ 9,028
Aug-95               $10,167            $11,513                $ 8,786
Sep-95               $10,096            $11,850                $ 8,722
Oct-95               $ 9,735            $11,666                $ 8,391
Nov-95               $ 9,664            $12,073                $ 8,349
Dec-95               $ 9,825            $12,428                $ 8,639
Jan-96               $10,880            $12,655                $ 9,375
Feb-96               $10,659            $12,734                $ 9,156
Mar-96               $10,860            $12,949                $ 9,290
Apr-96               $11,222            $13,255                $ 9,662
May-96               $11,382            $13,269                $ 9,580
Jun-96               $11,390            $13,339                $ 9,692
Jul-96               $10,782            $12,870                $ 9,056
Aug-96               $10,957            $13,021                $ 9,336
Sep-96               $11,194            $13,533                $ 9,474
Oct-96               $11,184            $13,629                $ 9,271
Nov-96               $11,617            $14,396                $ 9,408
Dec-96               $11,947            $14,168                $ 9,449
Jan-97               $12,833            $14,340                $10,117
Feb-97               $13,214            $14,508                $10,611
Mar-97               $12,957            $14,224                $10,350
Apr-97               $13,101            $14,691                $10,174
May-97               $13,730            $15,601                $10,519
Jun-97               $14,275            $16,381                $10,974
Jul-97               $14,826            $17,138                $11,084
Aug-97               $13,449            $15,994                $ 9,669
Sep-97               $14,243            $16,865                $ 9,985
Oct-97               $11,573            $15,980                $ 8,343
Nov-97               $10,958            $16,266                $ 7,943
Dec-97               $10,905            $16,466                $ 8,047

GRAPHIC MATERIAL (8)

This chart shows in pie format the Templeton Global Growth Fund's geographic distribution on December 31, 1997, based on total net assets.

Europe                              39.1%
North America                       25.3%
Asia                                 8.9%
Latin America                        7.7%
Australia/New Zealand                4.5%
Mid-East/Africa                      0.7%
Short-Term & Other Net Assets       13.8%

GRAPHIC MATERIAL (9)

The following line graph hypothetically compares the performance of the Templeton Global Growth Fund to that of the MSCI World Index, based on a $10,000 investment from 3/15/94 to 12/31/97.

                     Templeton Global Growth Fund     MSCI World Index
3/15/94                      $10,000                    $10,000
3/31/94                      $10,030                    $ 9,774
4/30/94                      $10,079                    $10,077
5/31/94                      $10,118                    $10,105
6/30/94                      $10,020                    $10,079
7/31/94                      $10,295                    $10,272
8/31/94                      $10,551                    $10,583
9/30/94                      $10,482                    $10,307
10/31/94                     $10,492                    $10,602
11/30/94                     $10,285                    $10,144
12/31/94                     $10,315                    $10,245
1/31/95                      $10,226                    $10,093
2/28/95                      $10,335                    $10,242
3/31/95                      $10,335                    $10,737
4/30/95                      $10,630                    $11,114
5/31/95                      $10,896                    $11,211
6/30/95                      $11,053                    $11,209
7/31/95                      $11,498                    $11,773
8/31/95                      $11,399                    $11,512
9/30/95                      $11,617                    $11,850
10/31/95                     $11,231                    $11,666
11/30/95                     $11,310                    $12,073
12/31/95                     $11,627                    $12,428
1/31/96                      $12,132                    $12,655
2/29/96                      $12,181                    $12,734
3/31/96                      $12,379                    $12,949
4/30/96                      $12,706                    $13,255
5/31/96                      $12,894                    $13,269
6/30/96                      $12,886                    $13,339
7/31/96                      $12,416                    $12,870
8/31/96                      $12,814                    $13,021
9/30/96                      $12,988                    $13,533
10/31/96                     $13,080                    $13,629
11/30/96                     $13,672                    $14,396
12/31/96                     $14,102                    $14,168
1/31/97                      $14,510                    $14,340
2/28/97                      $14,592                    $14,508
3/31/97                      $14,561                    $14,224
4/30/97                      $14,623                    $14,691
5/31/97                      $15,287                    $15,601
6/30/97                      $16,058                    $16,381
7/31/97                      $16,684                    $17,138
8/31/97                      $16,246                    $15,994
9/30/97                      $17,164                    $16,865
10/31/97                     $15,891                    $15,980
11/30/97                     $15,839                    $16,265
12/31/97                     $16,006                    $16,466

GRAPHIC MATERIAL (10)

This chart shows in pie format the Templeton International Equity Fund's geographic distribution on December 31, 1997, based on total net assets.

Europe                              56.8%
Latin America                       10.8%
Australia/New Zealand                4.0%
North America                        3.6%
Asia                                 3.4%
Mid-East/Africa                      0.8%
Short-Term & Other Net Assets       20.6%

GRAPHIC MATERIAL (11)

The following line graph hypothetically compares the performance of the Templeton International Equity Fund to that of the MSCI EAFE Index and MSCI All Country World ex-U.S. Free Index, based on a $10,000 investment from 1/27/92 to 12/31/97.

             Templeton International        MSCI EAFE         MSCI AC World
                  Equity Fund                Index          ex-U.S. Free Index
1/27/92            $10,000                  $10,000              $10,000
1/31/92            $10,000                  $10,183              $9,837
2/29/92            $10,000                  $9,821               $9,535
3/31/92            $10,000                  $9,176               $8,958
4/30/92            $10,010                  $9,221               $8,988
5/31/92            $10,270                  $9,841               $9,534
6/30/92            $10,040                  $9,378               $9,074
7/31/92            $9,760                   $9,141               $8,880
8/31/92            $9,860                   $9,717               $9,354
9/30/92            $9,740                   $9,529               $9,162
10/31/92           $9,570                   $9,032               $8,760
11/30/92           $9,670                   $9,119               $8,808
12/31/92           $9,760                   $9,169               $8,882
1/31/93            $9,630                   $9,171               $8,881
2/28/93            $9,770                   $9,451               $9,153
3/31/93            $9,930                   $10,277              $9,906
4/30/93            $10,200                  $11,255              $10,781
5/31/93            $10,410                  $11,496              $11,021
6/30/93            $10,218                  $11,319              $10,889
7/31/93            $10,419                  $11,718              $11,251
8/31/93            $11,132                  $12,353              $11,855
9/30/93            $11,042                  $12,078              $11,611
10/31/93           $11,694                  $12,453              $12,031
11/30/93           $11,403                  $11,367              $11,115
12/31/93           $12,547                  $12,190              $11,982
1/31/94            $13,461                  $13,224              $12,967
2/28/94            $13,230                  $13,190              $12,869
3/31/94            $12,748                  $12,624              $12,280
4/30/94            $12,868                  $13,163              $12,696
5/31/94            $12,939                  $13,090              $12,701
6/30/94            $12,601                  $13,278              $12,791
7/31/94            $13,117                  $13,409              $12,999
8/31/94            $13,512                  $13,729              $13,436
9/30/94            $13,249                  $13,299              $13,104
10/31/94           $13,461                  $13,746              $13,456
11/30/94           $12,885                  $13,088              $12,807
12/31/94           $12,652                  $13,173              $12,777
1/31/95            $12,389                  $12,670              $12,197
2/28/95            $12,571                  $12,637              $12,131
3/31/95            $12,531                  $13,429              $12,816
4/30/95            $13,087                  $13,937              $13,316
5/31/95            $13,330                  $13,775              $13,257
6/30/95            $13,624                  $13,537              $13,074
7/31/95            $14,202                  $14,383              $13,816
8/31/95            $13,897                  $13,838              $13,337
9/30/95            $14,202                  $14,112              $13,565
10/31/95           $13,792                  $13,736              $13,202
11/30/95           $13,824                  $14,122              $13,512
12/31/95           $13,992                  $14,695              $14,046
1/31/96            $14,464                  $14,759              $14,239
2/29/96            $14,801                  $14,812              $14,240
3/31/96            $15,032                  $15,130              $14,505
4/30/96            $15,473                  $15,574              $14,945
5/31/96            $15,693                  $15,291              $14,721
6/30/96            $15,714                  $15,381              $14,795
7/31/96            $15,235                  $14,935              $14,303
8/31/96            $15,692                  $14,972              $14,519
9/30/96            $15,848                  $15,373              $14,745
10/31/96           $16,137                  $15,220              $14,597
11/30/96           $16,750                  $15,829              $15,160
12/31/96           $17,207                  $15,629              $14,985
1/31/97            $17,507                  $15,086              $14,709
2/28/97            $17,786                  $15,336              $14,979
3/31/97            $18,042                  $15,395              $14,948
4/30/97            $17,886                  $15,481              $15,074
5/31/97            $18,565                  $16,492              $16,005
6/30/97            $19,587                  $17,406              $16,888
7/31/97            $20,100                  $17,690              $17,230
8/31/97            $19,683                  $16,373              $15,874
9/30/97            $21,077                  $17,294              $16,733
10/31/97           $19,659                  $15,968              $15,308
11/30/97           $19,194                  $15,809              $15,117
12/31/97           $19,218                  $15,951              $15,291

GRAPHIC MATERIAL (12)

This chart shows in pie format the Templeton International Smaller Companies Fund's geographic distribution on December 31, 1997, based on total net assets.

Europe                              49.0%
Asia                                18.3%
Latin America                        8.8%
North America                        5.6%
Mid-East/Africa                      5.3%
Australia/New Zealand                4.6%
Short-Term & Other Net Assets        8.4%

GRAPHIC MATERIAL (13)

The following line graph hypothetically compares the performance of the Templeton International Smaller Companies Fund to that of the MSCI EAFE Index and Salomon World ex-U.S. Extended Market Index, based on a $10,000 investment from 5/1/96 to 12/31/97.

         Templeton International Smaller Companies Fund    Sal. World ex-US EMI
INCEPT                $10,000                                $10,000
May-96                $10,150                                $9,922
Jun-96                $10,330                                $9,923
Jul-96                $10,210                                $9,548
Aug-96                $10,330                                $9,644
Sep-96                $10,410                                $9,698
Oct-96                $10,690                                $9,660
Nov-96                $10,890                                $9,819
Dec-96                $11,250                                $9,638
Jan-97                $11,330                                $9,430
Feb-97                $11,450                                $9,588
Mar-97                $11,490                                $9,461
Apr-97                $11,440                                $9,320
May-97                $11,670                                $9,917
Jun-97                $11,936                                $10,141
Jul-97                $12,026                                $9,988
Aug-97                $12,117                                $9,562
Sep-97                $12,569                                $9,732
Oct-97                $11,574                                $9,347
Nov-97                $11,232                                $8,930
Dec-97                $11,081                                $8,733

GRAPHIC MATERIAL (14)

The following line graph hypothetically compares the performance of the Templeton Pacific Growth Fund to that of the MSCI Pacific Index, based on a $10,000 investment from 1/27/92 to 12/31/97.

                           Templeton Pacific Growth           MSCI Pacific
                                    Fund                            Index
1/27/92                             $10,000                       $10,000
1/31/92                             $10,000                       $9,949
2/29/92                             $10,000                       $9,253
3/31/92                             $10,000                       $8,375
4/30/92                             $10,010                       $7,993
5/31/92                             $10,210                       $8,618
6/30/92                             $10,450                       $7,942
7/31/92                             $9,900                        $7,834
8/31/92                             $9,570                        $8,908
9/30/92                             $9,790                        $8,706
10/31/92                            $10,230                       $8,401
11/30/92                            $10,110                       $8,561
12/31/92                            $9,880                        $8,465
1/31/93                             $9,980                        $8,450
2/28/93                             $10,330                       $8,862
3/31/93                             $10,270                       $9,935
4/30/93                             $10,920                       $11,519
5/31/93                             $11,290                       $11,856
6/30/93                             $11,100                       $11,664
7/31/93                             $11,230                       $12,355
8/31/93                             $11,770                       $12,723
9/30/93                             $11,840                       $12,249
10/31/93                            $13,110                       $12,522
11/30/93                            $12,970                       $10,757
12/31/93                            $14,610                       $11,509
1/31/94                             $14,720                       $12,843
2/28/94                             $14,300                       $13,177
3/31/94                             $13,330                       $12,451
4/30/94                             $13,520                       $12,991
5/31/94                             $14,080                       $13,302
6/30/94                             $13,704                       $13,739
7/31/94                             $13,956                       $13,446
8/31/94                             $14,549                       $13,682
9/30/94                             $14,006                       $13,342
10/31/94                            $14,097                       $13,681
11/30/94                            $13,191                       $12,920
12/31/94                            $13,322                       $13,009
1/31/95                             $12,356                       $12,189
2/28/95                             $12,869                       $11,889
3/31/95                             $13,191                       $12,804
4/30/95                             $13,372                       $13,351
5/31/95                             $13,895                       $12,820
6/30/95                             $13,639                       $12,279
7/31/95                             $14,166                       $13,166
8/31/95                             $14,001                       $12,672
9/30/95                             $14,259                       $12,792
10/31/95                            $13,691                       $12,172
11/30/95                            $13,763                       $12,772
12/31/95                            $14,384                       $13,398
1/31/96                             $15,552                       $13,423
2/29/96                             $15,500                       $13,273
3/31/96                             $15,531                       $13,683
4/30/96                             $16,224                       $14,381
5/31/96                             $16,276                       $13,759
6/30/96                             $16,132                       $13,764
7/31/96                             $15,255                       $13,134
8/31/96                             $15,634                       $12,790
9/30/96                             $15,862                       $13,210
10/31/96                            $15,353                       $12,599
11/30/96                            $16,176                       $12,943
12/31/96                            $15,981                       $12,272
1/31/97                             $15,732                       $11,241
2/28/97                             $15,797                       $11,477
3/31/97                             $15,201                       $11,059
4/30/97                             $15,299                       $11,291
5/31/97                             $16,165                       $12,397
6/30/97                             $16,457                       $13,167
7/31/97                             $16,733                       $12,854
8/31/97                             $14,030                       $11,581
9/30/97                             $14,350                       $11,538
10/31/97                            $11,714                       $10,139
11/30/97                            $10,688                       $9,582
12/31/97                            $10,236                       $9,163

GRAPHIC MATERIAL (15)

The following line graph hypothetically compares the performance of the Growth and Income Fund to that of the S&P 500 and Consumer Price Index, based on a $10,000 investment from 1/24/89 to 12/31/97.

               Growth & Income Fund          S&P 500              CPI
1/24/89        $10,000                   $       10,000       $  10,000
1/31/89        $10,020                   $       10,165       $  10,011
2/28/89        $10,080                   $        9,912       $  10,052
3/31/89        $10,150                   $       10,143       $  10,111
4/30/89        $10,210                   $       10,670       $  10,176
5/31/89        $10,280                   $       11,102       $  10,234
6/30/89        $9,990                    $       11,038       $  10,259
7/31/89        $10,530                   $       12,035       $  10,284
8/31/89        $11,020                   $       12,271       $  10,300
9/30/89        $10,680                   $       12,221       $  10,333
10/31/89       $10,040                   $       11,937       $  10,383
11/30/89       $10,110                   $       12,181       $  10,407
12/31/89       $10,290                   $       12,473       $  10,424
1/31/90        $9,760                    $       11,636       $  10,531
2/28/90        $9,920                    $       11,786       $  10,581
3/31/90        $10,159                   $       12,099       $  10,639
4/30/90        $9,958                    $       11,797       $  10,656
5/31/90        $10,824                   $       12,948       $  10,681
6/30/90        $10,693                   $       12,861       $  10,738
7/31/90        $10,623                   $       12,820       $  10,779
8/31/90        $9,736                    $       11,661       $  10,878
9/30/90        $9,343                    $       11,093       $  10,970
10/31/90       $9,242                    $       11,045       $  11,036
11/30/90       $9,776                    $       11,759       $  11,060
12/31/90       $10,048                   $       12,087       $  11,060
1/31/91        $10,683                   $       12,614       $  11,126
2/28/91        $11,127                   $       13,516       $  11,143
3/31/91        $11,147                   $       13,843       $  11,160
4/30/91        $11,177                   $       13,876       $  11,176
5/31/91        $11,600                   $       14,474       $  11,210
6/30/91        $10,853                   $       13,811       $  11,242
7/31/91        $11,243                   $       14,455       $  11,259
8/31/91        $11,623                   $       14,797       $  11,292
9/30/91        $11,541                   $       14,550       $  11,342
10/31/91       $11,664                   $       14,745       $  11,359
11/30/91       $11,161                   $       14,151       $  11,392
12/31/91       $12,054                   $       15,770       $  11,400
1/31/92        $12,577                   $       15,476       $  11,417
2/29/92        $12,587                   $       15,676       $  11,458
3/31/92        $12,125                   $       15,370       $  11,516
4/30/92        $12,146                   $       15,822       $  11,532
5/31/92        $12,218                   $       15,900       $  11,548
6/30/92        $11,943                   $       15,663       $  11,590
7/31/92        $12,295                   $       16,303       $  11,614
8/31/92        $12,119                   $       15,969       $  11,647
9/30/92        $12,420                   $       16,156       $  11,679
10/31/92       $12,658                   $       16,211       $  11,720
11/30/92       $13,135                   $       16,762       $  11,737
12/31/92       $13,259                   $       16,968       $  11,729
1/31/93        $13,363                   $       17,111       $  11,786
2/28/93        $13,280                   $       17,344       $  11,827
3/31/93        $13,653                   $       17,710       $  11,869
4/30/93        $13,477                   $       17,281       $  11,902
5/31/93        $13,840                   $       17,742       $  11,919
6/30/93        $13,676                   $       17,794       $  11,935
7/31/93        $13,477                   $       17,723       $  11,935
8/31/93        $13,979                   $       18,394       $  11,969
9/30/93        $13,896                   $       18,253       $  11,994
10/31/93       $14,105                   $       18,631       $  12,043
11/30/93       $13,990                   $       18,454       $  12,051
12/31/93       $14,627                   $       18,677       $  12,051
1/31/94        $15,453                   $       19,312       $  12,084
2/28/94        $15,255                   $       18,789       $  12,125
3/31/94        $14,345                   $       17,969       $  12,166
4/30/94        $14,429                   $       18,199       $  12,183
5/31/94        $14,471                   $       18,498       $  12,192
6/30/94        $13,815                   $       18,045       $  12,233
7/31/94        $14,215                   $       18,637       $  12,266
8/31/94        $14,689                   $       19,401       $  12,315
9/30/94        $14,257                   $       18,927       $  12,349
10/31/94       $14,457                   $       19,353       $  12,357
11/30/94       $13,920                   $       18,649       $  12,373
12/31/94       $14,131                   $       18,925       $  12,373
1/31/95        $14,246                   $       19,415       $  12,423
2/28/95        $14,815                   $       20,172       $  12,472
3/31/95        $15,236                   $       20,767       $  12,514
4/30/95        $15,689                   $       21,378       $  12,555
5/31/95        $16,173                   $       22,233       $  12,580
6/30/95        $16,273                   $       22,748       $  12,605
7/31/95        $16,547                   $       23,504       $  12,605
8/31/95        $16,744                   $       23,563       $  12,638
9/30/95        $17,467                   $       24,557       $  12,663
10/31/95       $17,335                   $       24,468       $  12,705
11/30/95       $18,014                   $       25,543       $  12,696
12/31/95       $18,770                   $       26,036       $  12,687
1/31/96        $19,153                   $       26,921       $  12,762
2/29/96        $18,956                   $       27,171       $  12,803
3/31/96        $19,153                   $       27,432       $  12,870
4/30/96        $19,252                   $       27,835       $  12,920
5/31/96        $19,449                   $       28,553       $  12,944
6/30/96        $19,810                   $       28,662       $  12,952
7/31/96        $19,077                   $       27,395       $  12,977
8/31/96        $19,346                   $       27,973       $  13,001
9/30/96        $19,859                   $       29,548       $  13,043
10/31/96       $20,445                   $       30,363       $  13,085
11/30/96       $21,422                   $       32,659       $  13,110
12/31/96       $21,434                   $       32,012       $  13,110
1/31/97        $22,045                   $       34,013       $  13,151
2/28/97        $22,558                   $       34,278       $  13,192
3/31/97        $22,069                   $       32,870       $  13,225
4/30/97        $22,362                   $       34,832       $  13,241
5/31/97        $23,547                   $       36,953       $  13,233
6/30/97        $24,227                   $       38,609       $  13,249
7/31/97        $25,478                   $       41,682       $  13,265
8/31/97        $24,970                   $       39,348       $  13,290
9/30/97        $26,364                   $       41,504       $  13,323
10/31/97       $25,595                   $       40,118       $  13,357
11/30/97       $26,742                   $       41,975       $  13,349
12/31/97       $27,381                   $       42,697       $  13,333

GRAPHIC MATERIAL (16)

The following line graph hypothetically compares the performance of the Income Securities Fund to that of the Lehman Brothers Government/Corporate Bond Index, the S&P 500 and the Lipper Income Average, based on a $10,000 investment from 1/24/89 to 12/31/97.

             Income             LB Gov't/Corp. Bond                Lipper Income
         Securities Fund              Index            S&P500        Average
1/24/89     $10,000                  $10,000           $10,000       $10,000
3/31/89     $10,150                  $10,007           $10,143       $10,244
6/30/89     $10,280                  $10,811           $11,039       $10,809
9/30/89     $10,460                  $10,913           $12,221       $11,240
12/31/89    $10,900                  $11,307           $12,473       $11,395
3/31/90     $10,693                  $11,178           $12,097       $11,190
6/30/90     $11,030                  $11,580           $12,858       $11,528
9/30/90     $10,101                  $11,650           $11,092       $10,903
12/31/90    $10,091                  $12,244           $12,085       $11,387
3/31/91     $11,754                  $12,573           $13,841       $12,374
6/30/91     $12,452                  $12,763           $13,809       $12,595
9/30/91     $13,448                  $13,497           $14,548       $13,461
12/31/91    $13,999                  $14,216           $15,767       $14,203
3/31/92     $14,935                  $14,003           $15,369       $14,352
6/30/92     $15,515                  $14,572           $15,661       $14,777
9/30/92     $15,855                  $15,283           $16,154       $15,300
12/31/92    $15,983                  $15,293           $16,966       $15,597
3/31/93     $16,979                  $16,006           $17,708       $16,395
6/30/93     $17,671                  $16,488           $17,795       $16,763
9/30/93     $18,367                  $17,035           $18,254       $17,306
12/31/93    $18,954                  $16,986           $18,677       $17,486
3/31/94     $18,151                  $16,451           $17,969       $16,949
6/30/94     $17,816                  $16,247           $18,045       $16,879
9/30/94     $18,175                  $16,328           $18,927       $17,224
12/31/94    $17,729                  $16,388           $18,923       $16,988
3/31/95     $18,460                  $17,204           $20,767       $17,934
6/30/95     $19,869                  $18,319           $22,750       $19,012
9/30/95     $20,804                  $18,669           $24,558       $19,907
12/31/95    $21,700                  $19,539           $26,037       $20,801
3/31/96     $21,938                  $19,082           $27,435       $21,200
6/30/96     $22,576                  $19,172           $28,667       $21,586
9/30/96     $22,955                  $19,511           $29,553       $22,009
12/31/96    $24,148                  $20,108           $32,017       $23,048
3/31/97     $24,344                  $19,935           $32,875       $23,037
6/30/97     $25,750                  $20,661           $38,615       $24,847
9/30/97     $27,089                  $21,384           $41,508       $26,343
12/31/97    $28,275                  $22,070           $42,697       $26,799

GRAPHIC MATERIAL (17)

The following line graph hypothetically compares the performance of the Mutual Shares Securities Fund to that of the S&P 500 and the Lipper Growth & Income Average, based on a $10,000 investment from 11/8/96 to 12/31/97.

                   Mutual Shares                             Lipper Growth
                  Securities Fund        S&P500             & Income Average
11/8/96               $10,000          $10,000                 $10,000
11/30/96              $10,120          $10,554                 $10,477
12/31/96              $10,350          $10,345                 $10,367
1/31/97               $10,620          $10,992                 $10,813
2/28/97               $10,730          $11,078                 $10,869
3/31/97               $10,420          $10,622                 $10,481
4/30/97               $10,510          $11,257                 $10,858
5/31/97               $10,890          $11,942                 $11,538
6/30/97               $11,145          $12,477                 $11,982
7/31/97               $11,685          $13,470                 $12,864
8/31/97               $11,625          $12,716                 $12,434
9/30/97               $12,115          $13,413                 $13,064
10/31/97              $11,805          $12,965                 $12,606
11/30/97              $11,915          $13,565                 $12,944
12/31/97              $12,185          $13,798                 $13,160

GRAPHIC MATERIAL (18)

The following line graph hypothetically compares the performance of the Real Estate Securities Fund to that of the S&P 500 and the Wilshire Real Estate Securities Index, based on a $10,000 investment from 1/24/89 to 12/31/97.

         Real Estate Securities Fund       S&P 500       Wilshire Real Estate
                                                           Securities Index
1/24/89            $10,000            $       10,000     $        10,000
1/31/89            $10,020            $       10,165     $        10,037
2/28/89            $10,080            $        9,912     $        10,063
3/31/89            $10,150            $       10,143     $        10,133
4/30/89            $10,220            $       10,670     $        10,318
5/31/89            $10,290            $       11,102     $        10,495
6/30/89            $10,540            $       11,038     $        10,613
7/31/89            $10,850            $       12,035     $        10,948
8/31/89            $10,990            $       12,271     $        10,832
9/30/89            $10,750            $       12,221     $        10,808
10/31/89           $10,450            $       11,937     $        10,268
11/30/89           $10,490            $       12,181     $        10,115
12/31/89           $10,480            $       12,473     $        10,111
1/31/90            $10,170            $       11,636     $         9,634
2/28/90            $10,150            $       11,786     $         9,631
3/31/90            $10,249            $       12,099     $         9,608
4/30/90            $10,107            $       11,797     $         9,422
5/31/90            $10,178            $       12,948     $         9,381
6/30/90            $10,259            $       12,861     $         9,398
7/31/90            $10,137            $       12,820     $         9,038
8/31/90            $9,427             $       11,661     $         7,983
9/30/90            $8,808             $       11,093     $         7,058
10/31/90           $8,564             $       11,045     $         6,549
11/30/90           $9,102             $       11,759     $         6,816
12/31/90           $9,224             $       12,087     $         6,728
1/31/91            $10,158            $       12,614     $         7,383
2/28/91            $10,381            $       13,516     $         7,817
3/31/91            $11,081            $       13,843     $         8,513
4/30/91            $11,274            $       13,876     $         8,444
5/31/91            $11,406            $       14,474     $         8,575
6/30/91            $11,096            $       13,811     $         8,152
7/31/91            $11,233            $       14,455     $         8,118
8/31/91            $11,191            $       14,797     $         8,020
9/30/91            $11,413            $       14,550     $         7,928
10/31/91           $11,265            $       14,745     $         7,750
11/30/91           $11,180            $       14,151     $         7,493
12/31/91           $11,909            $       15,770     $         8,076
1/31/92            $12,987            $       15,476     $         8,456
2/29/92            $12,628            $       15,676     $         8,435
3/31/92            $12,396            $       15,370     $         8,253
4/30/92            $12,216            $       15,822     $         8,116
5/31/92            $12,501            $       15,900     $         8,148
6/30/92            $12,390            $       15,663     $         7,903
7/31/92            $12,886            $       16,303     $         7,932
8/31/92            $12,746            $       15,969     $         7,812
9/30/92            $12,929            $       16,156     $         8,109
10/31/92           $13,135            $       16,211     $         8,196
11/30/92           $13,286            $       16,762     $         8,267
12/31/92           $13,804            $       16,968     $         8,673
1/31/93            $14,365            $       17,111     $         9,276
2/28/93            $14,883            $       17,344     $         9,725
3/31/93            $15,854            $       17,710     $        10,378
4/30/93            $15,228            $       17,281     $         9,789
5/31/93            $15,099            $       17,742     $         9,635
6/30/93            $15,619            $       17,794     $         9,888
7/31/93            $15,925            $       17,723     $        10,089
8/31/93            $16,351            $       18,394     $        10,298
9/30/93            $17,192            $       18,253     $        10,765
10/31/93           $17,072            $       18,631     $        10,463
11/30/93           $16,013            $       18,454     $        10,006
12/31/93           $16,428            $       18,677     $         9,994
1/31/94            $16,723            $       19,312     $        10,294
2/28/94            $17,411            $       18,789     $        10,715
3/31/94            $16,799            $       17,969     $        10,219
4/30/94            $17,072            $       18,199     $        10,334
5/31/94            $17,334            $       18,498     $        10,548
6/30/94            $17,010            $       18,045     $        10,341
7/31/94            $16,976            $       18,637     $        10,364
8/31/94            $16,921            $       19,401     $        10,357
9/30/94            $16,644            $       18,927     $        10,184
10/31/94           $16,047            $       19,353     $         9,811
11/30/94           $15,471            $       18,649     $         9,428
12/31/94           $16,943            $       18,925     $        10,159
1/31/95            $16,323            $       19,415     $         9,830
2/28/95            $16,611            $       20,172     $        10,138
3/31/95            $16,733            $       20,767     $        10,197
4/30/95            $16,689            $       21,378     $        10,123
5/31/95            $17,364            $       22,233     $        10,459
6/30/95            $17,658            $       22,748     $        10,641
7/31/95            $18,024            $       23,504     $        10,812
8/31/95            $18,413            $       23,563     $        10,944
9/30/95            $18,940            $       24,557     $        11,145
10/31/95           $18,551            $       24,468     $        10,800
11/30/95           $18,860            $       25,543     $        10,912
12/31/95           $19,912            $       26,036     $        11,545
1/31/96            $20,359            $       26,921     $        11,704
2/29/96            $20,622            $       27,171     $        11,936
3/31/96            $20,645            $       27,432     $        12,033
4/30/96            $20,702            $       27,835     $        12,087
5/31/96            $21,114            $       28,553     $        12,356
6/30/96            $21,341            $       28,662     $        12,603
7/31/96            $21,174            $       27,395     $        12,491
8/31/96            $22,188            $       27,973     $        13,022
9/30/96            $22,889            $       29,548     $        13,348
10/31/96           $23,343            $       30,363     $        13,709
11/30/96           $24,107            $       32,659     $        14,278
12/31/96           $26,447            $       32,012     $        15,802
1/31/97            $26,782            $       34,013     $        16,028
2/28/97            $26,746            $       34,278     $        16,037
3/31/97            $26,949            $       32,870     $        16,092
4/30/97            $26,256            $       34,832     $        15,572
5/31/97            $27,212            $       36,953     $        16,036
6/30/97            $28,455            $       38,609     $        16,832
7/31/97            $29,228            $       41,682     $        17,385
8/31/97            $29,191            $       39,348     $        17,257
9/30/97            $32,034            $       41,504     $        18,958
10/31/97           $30,837            $       40,118     $        18,152
11/30/97           $31,386            $       41,975     $        18,517
12/31/97           $31,922            $       42,697     $        18,930

GRAPHIC MATERIAL (19)

The following line graph hypothetically compares the performance of the Rising Dividends Fund to that of the Wilshire MidCap Growth Index, based on a $10,000 investment from 1/27/92 to 12/31/97.

                   Rising Dividends Fund      Wilshire MidCap Growth Index
1/27/92                  $10,000                       $   10,000
1/31/92                  $10,000                       $   10,039
2/29/92                  $10,000                       $   10,208
3/31/92                  $ 9,930                       $    9,801
4/30/92                  $ 9,980                       $    9,568
5/31/92                  $10,130                       $    9,448
6/30/92                  $ 9,990                       $    9,019
7/31/92                  $10,350                       $    9,513
8/31/92                  $10,240                       $    9,315
9/30/92                  $10,410                       $    9,478
10/31/92                 $10,540                       $    9,864
11/30/92                 $10,860                       $   10,620
12/31/92                 $10,980                       $   10,945
1/31/93                  $10,860                       $   11,192
2/28/93                  $10,670                       $   10,815
3/31/93                  $10,760                       $   11,147
4/30/93                  $10,390                       $   10,681
5/31/93                  $10,530                       $   11,290
6/30/93                  $10,418                       $   11,364
7/31/93                  $10,418                       $   11,263
8/31/93                  $10,588                       $   11,834
9/30/93                  $10,588                       $   12,131
10/31/93                 $10,749                       $   12,196
11/30/93                 $10,478                       $   12,005
12/31/93                 $10,598                       $   12,669
1/31/94                  $10,739                       $   13,116
2/28/94                  $10,378                       $   13,186
3/31/94                  $ 9,916                       $   12,401
4/30/94                  $ 9,936                       $   12,451
5/31/94                  $10,077                       $   12,261
6/30/94                  $10,054                       $   11,643
7/31/94                  $10,156                       $   11,927
8/31/94                  $10,584                       $   12,948
9/30/94                  $10,340                       $   12,845
10/31/94                 $10,309                       $   13,159
11/30/94                 $10,064                       $   12,576
12/31/94                 $10,166                       $   12,785
1/31/95                  $10,442                       $   12,787
2/28/95                  $10,748                       $   13,554
3/31/95                  $10,982                       $   14,055
4/30/95                  $11,064                       $   14,264
5/31/95                  $11,441                       $   14,498
6/30/95                  $11,565                       $   15,410
7/31/95                  $11,815                       $   16,704
8/31/95                  $12,013                       $   16,960
9/30/95                  $12,409                       $   17,433
10/31/95                 $12,304                       $   16,819
11/30/95                 $12,940                       $   17,702
12/31/95                 $13,190                       $   17,766
1/31/96                  $13,451                       $   18,073
2/29/96                  $13,648                       $   18,749
3/31/96                  $13,648                       $   18,976
4/30/96                  $13,617                       $   20,102
5/31/96                  $13,992                       $   20,703
6/30/96                  $14,146                       $   19,574
7/31/96                  $13,731                       $   17,899
8/31/96                  $14,008                       $   19,204
9/30/96                  $14,731                       $   20,112
10/31/96                 $15,167                       $   19,543
11/30/96                 $16,220                       $   20,643
12/31/96                 $16,379                       $   20,370
1/31/97                  $16,709                       $   20,961
2/28/97                  $17,177                       $   20,565
3/31/97                  $16,645                       $   19,309
4/30/97                  $17,071                       $   19,969
5/31/97                  $18,390                       $   21,620
6/30/97                  $19,055                       $   22,371
7/31/97                  $20,671                       $   23,952
8/31/97                  $20,250                       $   23,768
9/30/97                  $21,313                       $   25,332
10/31/97                 $20,793                       $   24,123
11/30/97                 $21,291                       $   24,266
12/31/97                 $21,789                       $   24,472

GRAPHIC MATERIAL (20)

This chart shows in pie format the Templeton Global Asset Allocation Fund's asset allocation on December 31, 1997, based on total net assets.

Equity Securities                   56.2%
Fixed-Income Securities             31.0%
Short-Term & Other Net Assets       12.8%

GRAPHIC MATERIAL (21)

The following line graph hypothetically compares the performance of the Templeton Global Asset Allocation Fund to that of the MSCI World Index and the JP Morgan Global Government Bond Index, based on a $10,000 investment from 5/1/95 to 12/31/97.

              TempletonGlobal Asset       MSCI World        JP Morgan Global
                    Allocation              Index         Government Bond Index
5/01/95                 $10,000             $10,000                 $10,000
5/31/95                 $10,060             $10,088                 $10,279
6/30/95                 $10,120             $10,086                 $10,343
7/31/95                 $10,330             $10,593                 $10,392
8/31/95                 $10,280             $10,359                 $10,103
9/30/95                 $10,380             $10,663                 $10,331
10/31/95                $10,310             $10,497                 $10,432
11/30/95                $10,420             $10,863                 $10,548
12/31/95                $10,690             $11,183                 $10,679
1/31/96                 $11,066             $11,387                 $10,569
2/29/96                 $11,137             $11,458                 $10,508
3/31/96                 $11,208             $11,651                 $10,491
4/30/96                 $11,411             $11,927                 $10,453
5/31/96                 $11,513             $11,940                 $10,463
6/30/96                 $11,569             $12,002                 $10,555
7/31/96                 $11,396             $11,581                 $10,749
8/31/96                 $11,640             $11,716                 $10,794
9/30/96                 $11,915             $12,177                 $10,853
10/31/96                $12,047             $12,264                 $11,069
11/30/96                $12,587             $12,953                 $11,227
12/31/96                $12,810             $12,748                 $11,148
1/31/97                 $13,024             $12,904                 $10,870
2/28/97                 $13,136             $13,054                 $10,794
3/31/97                 $13,055             $12,799                 $10,712
4/30/97                 $13,085             $13,219                 $10,652
5/31/97                 $13,502             $14,038                 $10,903
6/30/97                 $14,009             $14,739                 $11,027
7/31/97                 $14,760             $15,421                 $10,987
8/31/97                 $14,655             $14,392                 $10,973
9/30/97                 $15,396             $15,175                 $11,217
10/31/97                $14,342             $14,379                 $11,455
11/30/97                $14,228             $14,636                 $11,317
12/31/97                $14,311             $14,816                 $11,305

GRAPHIC MATERIAL (22)

The following line graph hypothetically compares the performance of the Utility Equity Fund to that of the S&P 500, the Consumer Price Index and the FT/S&P Actuaries World Utilities Index, based on a $10,000 investment from 1/24/89 to 12/31/97.

                Utility                                   FT/S&P Actuaries World
              Equity Fund       S&P500         CPI           Utilities Index
1/24/89          $10,000      $ 10,000      $    10,000          $10,000
1/31/89          $10,020      $ 10,165      $    10,011          $10,076
2/28/89          $10,080      $  9,912      $    10,052          $ 9,731
3/31/89          $10,150      $ 10,143      $    10,111          $ 9,424
4/30/89          $10,210      $ 10,670      $    10,176          $ 9,821
5/31/89          $10,610      $ 11,102      $    10,234          $ 9,842
6/30/89          $10,730      $ 11,038      $    10,259          $ 9,718
7/31/89          $11,260      $ 12,035      $    10,284          $10,818
8/31/89          $11,100      $ 12,271      $    10,300          $10,348
9/30/89          $11,160      $ 12,221      $    10,333          $10,740
10/31/89         $11,260      $ 11,937      $    10,383          $10,587
11/30/89         $11,500      $ 12,181      $    10,407          $11,178
12/31/89         $12,140      $ 12,473      $    10,424          $11,720
1/31/90          $11,680      $ 11,636      $    10,531          $10,829
2/28/90          $11,750      $ 11,786      $    10,581          $10,524
3/31/90          $11,668      $ 12,099      $    10,639          $10,021
4/30/90          $11,153      $ 11,797      $    10,656          $ 9,769
5/31/90          $11,607      $ 12,948      $    10,681          $10,744
6/30/90          $11,678      $ 12,861      $    10,738          $10,436
7/31/90          $11,839      $ 12,820      $    10,779          $10,377
8/31/90          $11,103      $ 11,661      $    10,878          $ 9,566
9/30/90          $11,113      $ 11,093      $    10,970          $ 9,095
10/31/90         $11,899      $ 11,045      $    11,036          $10,159
11/30/90         $12,192      $ 11,759      $    11,060          $10,152
12/31/90         $12,363      $ 12,087      $    11,060          $10,362
1/31/91          $12,232      $ 12,614      $    11,126          $10,563
2/28/91          $12,676      $ 13,516      $    11,143          $11,060
3/31/91          $12,888      $ 13,843      $    11,160          $10,830
4/30/91          $12,989      $ 13,876      $    11,176          $10,925
5/31/91          $12,968      $ 14,474      $    11,210          $11,016
6/30/91          $12,871      $ 13,811      $    11,242          $10,552
7/31/91          $13,379      $ 14,455      $    11,259          $11,140
8/31/91          $13,742      $ 14,797      $    11,292          $11,331
9/30/91          $14,218      $ 14,550      $    11,342          $11,720
10/31/91         $14,426      $ 14,745      $    11,359          $11,884
11/30/91         $14,706      $ 14,151      $    11,392          $11,694
12/31/91         $15,276      $ 15,770      $    11,400          $12,515
1/31/92          $14,757      $ 15,476      $    11,417          $11,978
2/29/92          $14,726      $ 15,676      $    11,458          $11,830
3/31/92          $14,633      $ 15,370      $    11,516          $11,451
4/30/92          $15,068      $ 15,822      $    11,532          $11,838
5/31/92          $15,358      $ 15,900      $    11,548          $12,128
6/30/92          $15,541      $ 15,663      $    11,590          $11,985
7/31/92          $16,377      $ 16,303      $    11,614          $12,447
8/31/92          $16,314      $ 15,969      $    11,647          $12,752
9/30/92          $16,388      $ 16,156      $    11,679          $12,519
10/31/92         $16,282      $ 16,211      $    11,720          $12,260
11/30/92         $16,303      $ 16,762      $    11,737          $12,512
12/31/92         $16,737      $ 16,968      $    11,729          $12,831
1/31/93          $17,001      $ 17,111      $    11,786          $13,004
2/28/93          $17,922      $ 17,344      $    11,827          $13,661
3/31/93          $18,081      $ 17,710      $    11,869          $14,447
4/30/93          $18,091      $ 17,281      $    11,902          $14,726
5/31/93          $18,017      $ 17,742      $    11,919          $14,983
6/30/93          $18,457      $ 17,794      $    11,935          $15,273
7/31/93          $18,824      $ 17,723      $    11,935          $15,647
8/31/93          $19,343      $ 18,394      $    11,969          $16,312
9/30/93          $19,245      $ 18,253      $    11,994          $16,063
10/31/93         $19,127      $ 18,631      $    12,043          $16,349
11/30/93         $18,220      $ 18,454      $    12,051          $15,497
12/31/93         $18,501      $ 18,677      $    12,051          $15,982
1/31/94          $18,123      $ 19,312      $    12,084          $16,533
2/28/94          $17,205      $ 18,789      $    12,125          $15,846
3/31/94          $16,601      $ 17,969      $    12,166          $15,231
4/30/94          $16,989      $ 18,199      $    12,183          $15,507
5/31/94          $16,104      $ 18,498      $    12,192          $15,254
6/30/94          $15,353      $ 18,045      $    12,233          $14,912
7/31/94          $16,141      $ 18,637      $    12,266          $15,303
8/31/94          $16,298      $ 19,401      $    12,315          $15,643
9/30/94          $15,893      $ 18,927      $    12,349          $15,209
10/31/94         $16,197      $ 19,353      $    12,357          $15,431
11/30/94         $16,287      $ 18,649      $    12,373          $14,803
12/31/94         $16,219      $ 18,925      $    12,373          $14,698
1/31/95          $17,164      $ 19,415      $    12,423          $14,817
2/28/95          $17,232      $ 20,172      $    12,472          $14,838
3/31/95          $16,984      $ 20,767      $    12,514          $15,255
4/30/95          $17,344      $ 21,378      $    12,555          $15,792
5/31/95          $18,300      $ 22,233      $    12,580          $16,005
6/30/95          $18,282      $ 22,748      $    12,605          $16,095
7/31/95          $18,317      $ 23,504      $    12,605          $16,557
8/31/95          $18,496      $ 23,563      $    12,638          $16,504
9/30/95          $19,543      $ 24,557      $    12,663          $17,296
10/31/95         $19,984      $ 24,468      $    12,705          $17,135
11/30/95         $20,317      $ 25,543      $    12,696          $17,356
12/31/95         $21,305      $ 26,036      $    12,687          $17,943
1/31/96          $21,686      $ 26,921      $    12,762          $18,194
2/29/96          $21,293      $ 27,171      $    12,803          $17,995
3/31/96          $21,281      $ 27,432      $    12,870          $17,826
4/30/96          $20,841      $ 27,835      $    12,920          $18,304
5/31/96          $21,305      $ 28,553      $    12,944          $18,147
6/30/96          $22,247      $ 28,662      $    12,952          $18,381
7/31/96          $21,080      $ 27,395      $    12,977          $17,486
8/31/96          $21,531      $ 27,973      $    13,001          $17,494
9/30/96          $21,657      $ 29,548      $    13,043          $17,718
10/31/96         $22,360      $ 30,363      $    13,085          $18,147
11/30/96         $22,761      $ 32,659      $    13,110          $19,034
12/31/96         $22,811      $ 32,012      $    13,110          $19,457
1/31/97          $23,301      $ 34,013      $    13,151          $19,611
2/28/97          $23,276      $ 34,278      $    13,192          $19,719
3/31/97          $22,510      $ 32,870      $    13,225          $19,161
4/30/97          $22,297      $ 34,832      $    13,241          $19,440
5/31/97          $23,715      $ 36,953      $    13,233          $20,725
6/30/97          $24,493      $ 38,609      $    13,249          $21,683
7/31/97          $25,076      $ 41,682      $    13,265          $21,988
8/31/97          $24,223      $ 39,348      $    13,290          $20,920
9/30/97          $25,489      $ 41,504      $    13,323          $22,326
10/31/97         $25,062      $ 40,118      $    13,357          $22,002
11/30/97         $26,726      $ 41,975      $    13,349          $23,542
12/31/97         $28,918      $ 42,697      $    13,333          $24,521

GRAPHIC MATERIAL (23)

The following line graph hypothetically compares the performance of the High Income Fund to that of the CS First Boston High Yield Index and the Consumer Price Index, based on a $10,000 investment from 1/24/89 to 12/31/97.

             High Income Fund      CS First Boston High Yield      CPI
1/24/89             $10,000            $    10,000               $    10,000
1/31/89             $10,020            $    10,045               $    10,011
2/28/89             $10,080            $    10,092               $    10,052
3/31/89             $10,150            $    10,019               $    10,111
4/30/89             $10,220            $     9,995               $    10,176
5/31/89             $10,290            $    10,233               $    10,234
6/30/89             $10,300            $    10,380               $    10,259
7/31/89             $10,330            $    10,403               $    10,284
8/31/89             $10,370            $    10,402               $    10,300
9/30/89             $10,300            $    10,166               $    10,333
10/31/89            $10,070            $     9,912               $    10,383
11/30/89            $10,050            $     9,931               $    10,407
12/31/89            $10,130            $     9,887               $    10,424
1/31/90             $9,920             $     9,539               $    10,531
2/28/90             $9,770             $     9,362               $    10,581
3/31/90             $9,924             $     9,632               $    10,639
4/30/90             $9,831             $     9,672               $    10,656
5/31/90             $9,893             $     9,874               $    10,681
6/30/90             $10,152            $    10,185               $    10,738
7/31/90             $10,379            $    10,514               $    10,779
8/31/90             $9,893             $    10,028               $    10,878
9/30/90             $9,251             $     9,263               $    10,970
10/31/90            $8,879             $     9,030               $    11,036
11/30/90            $9,076             $     9,212               $    11,060
12/31/90            $9,251             $     9,256               $    11,060
1/31/91             $9,345             $     9,510               $    11,126
2/28/91             $9,934             $    10,330               $    11,143
3/31/91             $10,286            $    10,971               $    11,160
4/30/91             $10,566            $    11,426               $    11,176
5/31/91             $10,659            $    11,483               $    11,210
6/30/91             $10,907            $    11,784               $    11,242
7/31/91             $11,168            $    12,182               $    11,259
8/31/91             $11,372            $    12,404               $    11,292
9/30/91             $11,519            $    12,686               $    11,342
10/31/91            $11,803            $    13,105               $    11,359
11/30/91            $11,939            $    13,210               $    11,392
12/31/91            $12,007            $    13,307               $    11,400
1/31/92             $12,392            $    13,848               $    11,417
2/29/92             $12,608            $    14,185               $    11,458
3/31/92             $12,778            $    14,396               $    11,516
4/30/92             $12,857            $    14,408               $    11,532
5/31/92             $13,038            $    14,604               $    11,548
6/30/92             $13,161            $    14,748               $    11,590
7/31/92             $13,411            $    14,975               $    11,614
8/31/92             $13,637            $    15,182               $    11,647
9/30/92             $13,744            $    15,281               $    11,679
10/31/92            $13,577            $    15,122               $    11,720
11/30/92            $13,839            $    15,349               $    11,737
12/31/92            $13,993            $    15,522               $    11,729
1/31/93             $14,255            $    15,946               $    11,786
2/28/93             $14,481            $    16,261               $    11,827
3/31/93             $14,695            $    16,605               $    11,869
4/30/93             $14,754            $    16,699               $    11,902
5/31/93             $14,897            $    16,943               $    11,919
6/30/93             $15,206            $    17,250               $    11,935
7/31/93             $15,317            $    17,429               $    11,935
8/31/93             $15,403            $    17,577               $    11,969
9/30/93             $15,403            $    17,677               $    11,994
10/31/93            $15,921            $    18,001               $    12,043
11/30/93            $16,020            $    18,228               $    12,051
12/31/93            $16,192            $    18,457               $    12,051
1/31/94             $16,537            $    18,786               $    12,084
2/28/94             $16,414            $    18,814               $    12,125
3/31/94             $15,637            $    18,261               $    12,166
4/30/94             $15,415            $    18,016               $    12,183
5/31/94             $15,465            $    18,119               $    12,192
6/30/94             $15,619            $    17,998               $    12,233
7/31/94             $15,593            $    18,082               $    12,266
8/31/94             $15,710            $    18,212               $    12,315
9/30/94             $15,762            $    18,285               $    12,349
10/31/94            $15,788            $    18,298               $    12,357
11/30/94            $15,684            $    18,086               $    12,373
12/31/94            $15,853            $    18,278               $    12,373
1/31/95             $16,112            $    18,469               $    12,423
2/28/95             $16,735            $    18,924               $    12,472
3/31/95             $16,904            $    19,138               $    12,514
4/30/95             $17,398            $    19,562               $    12,555
5/31/95             $17,878            $    20,114               $    12,580
6/30/95             $17,971            $    20,247               $    12,605
7/31/95             $18,221            $    20,561               $    12,605
8/31/95             $18,277            $    20,618               $    12,638
9/30/95             $18,471            $    20,855               $    12,663
10/31/95            $18,721            $    21,087               $    12,705
11/30/95            $18,666            $    21,186               $    12,696
12/31/95            $18,985            $    21,455               $    12,687
1/31/96             $19,347            $    21,863               $    12,762
2/29/96             $19,541            $    21,979               $    12,803
3/31/96             $19,402            $    21,919               $    12,870
4/30/96             $19,500            $    22,038               $    12,920
5/31/96             $19,652            $    22,216               $    12,944
6/30/96             $19,701            $    22,265               $    12,952
7/31/96             $19,899            $    22,465               $    12,977
8/31/96             $20,250            $    22,710               $    13,001
9/30/96             $20,739            $    23,101               $    13,043
10/31/96            $20,938            $    23,295               $    13,085
11/30/96            $21,319            $    23,658               $    13,110
12/31/96            $21,625            $    24,120               $    13,110
1/31/97             $21,762            $    24,296               $    13,151
2/28/97             $22,144            $    24,752               $    13,192
3/31/97             $21,594            $    24,475               $    13,225
4/30/97             $21,854            $    24,693               $    13,241
5/31/97             $22,358            $    25,189               $    13,233
6/30/97             $22,671            $    25,532               $    13,249
7/31/97             $23,271            $    26,073               $    13,265
8/31/97             $23,321            $    26,214               $    13,290
9/30/97             $23,788            $    26,733               $    13,323
10/31/97            $23,605            $    26,730               $    13,357
11/30/97            $23,888            $    26,920               $    13,349
12/31/97            $24,105            $    27,165               $    13,333

GRAPHIC MATERIAL (24)

This chart shows in pie format the Templeton Global Income Securities Fund's geographic distribution on December 31, 1997, based on total net assets.

North America                       36.7%
Europe                              32.1%
Latin America                       21.3%
Australia/New Zealand                5.9%
Short-Term & Other Net Assets        4.0%

GRAPHIC MATERIAL (25)

The following line graph hypothetically compares the performance of the Templeton Global Income Securities Fund to that of the JP Morgan Global Government Bond Index and the Consumer Price Index, based on a $10,000 investment from 1/24/89 to 12/31/97.

               Templeton Global Income   JP Morgan Global
                   Securities Fund       Gov. Bond Index          CPI
1/24/89                  $10,000           $10,000                $10,000
1/31/89                  $10,020           $ 9,977                $10,012
2/28/89                  $10,080           $ 9,961                $10,052
3/31/89                  $10,150           $ 9,877                $10,110
4/30/89                  $10,220           $10,039                $10,176
5/31/89                  $10,290           $ 9,931                $10,234
6/30/89                  $10,330           $10,157                $10,259
7/31/89                  $10,510           $10,561                $10,285
8/31/89                  $10,610           $10,249                $10,301
9/30/89                  $10,600           $10,411                $10,333
10/31/89                 $10,570           $10,545                $10,384
11/30/89                 $10,760           $10,639                $10,408
12/31/89                 $10,930           $10,763                $10,424
1/31/90                  $10,920           $10,602                $10,531
2/28/90                  $10,850           $10,488                $10,581
3/31/90                  $10,965           $10,423                $10,639
4/30/90                  $10,944           $10,382                $10,656
5/31/90                  $11,138           $10,714                $10,681
6/30/90                  $11,454           $10,908                $10,738
7/31/90                  $11,729           $11,229                $10,779
8/31/90                  $11,627           $11,141                $10,878
9/30/90                  $11,617           $11,245                $10,969
10/31/90                 $11,688           $11,690                $11,035
11/30/90                 $11,882           $11,896                $11,060
12/31/90                 $12,004           $12,028                $11,060
1/31/91                  $12,147           $12,301                $11,126
2/28/91                  $12,412           $12,313                $11,143
3/31/91                  $12,147           $11,928                $11,159
4/30/91                  $12,320           $12,072                $11,175
5/31/91                  $12,463           $12,082                $11,208
6/30/91                  $12,359           $11,921                $11,242
7/31/91                  $12,605           $12,173                $11,258
8/31/91                  $12,648           $12,426                $11,291
9/30/91                  $12,982           $12,879                $11,341
10/31/91                 $13,154           $13,006                $11,357
11/30/91                 $13,132           $13,218                $11,390
12/31/91                 $13,486           $13,886                $11,399
1/31/92                  $13,454           $13,614                $11,415
2/29/92                  $13,464           $13,575                $11,457
3/31/92                  $13,475           $13,449                $11,515
4/30/92                  $13,604           $13,561                $11,531
5/31/92                  $13,871           $13,946                $11,547
6/30/92                  $13,868           $14,327                $11,589
7/31/92                  $14,014           $14,642                $11,614
8/31/92                  $13,846           $15,032                $11,646
9/30/92                  $13,197           $15,017                $11,679
10/31/92                 $13,477           $14,642                $11,721
11/30/92                 $13,253           $14,383                $11,737
12/31/92                 $13,432           $14,519                $11,729
1/31/93                  $13,533           $14,765                $11,787
2/28/93                  $13,734           $15,003                $11,828
3/31/93                  $14,148           $15,233                $11,870
4/30/93                  $14,574           $15,511                $11,903
5/31/93                  $14,809           $15,609                $11,919
6/30/93                  $14,778           $15,622                $11,936
7/31/93                  $14,825           $15,628                $11,935
8/31/93                  $15,155           $16,091                $11,969
9/30/93                  $15,107           $16,261                $11,993
10/31/93                 $15,461           $16,253                $12,044
11/30/93                 $15,155           $16,134                $12,052
12/31/93                 $15,673           $16,299                $12,051
1/31/94                  $15,967           $16,453                $12,085
2/28/94                  $15,602           $16,272                $12,127
3/31/94                  $15,131           $16,198                $12,168
4/30/94                  $15,119           $16,185                $12,185
5/31/94                  $15,178           $16,051                $12,192
6/30/94                  $14,440           $16,242                $12,233
7/31/94                  $14,670           $16,395                $12,266
8/31/94                  $14,792           $16,353                $12,317
9/30/94                  $14,779           $16,433                $12,349
10/31/94                 $14,864           $16,679                $12,358
11/30/94                 $14,864           $16,469                $12,374
12/31/94                 $14,755           $16,508                $12,374
1/31/95                  $14,658           $16,841                $12,423
2/28/95                  $14,888           $17,276                $12,473
3/31/95                  $15,155           $18,155                $12,514
4/30/95                  $15,494           $18,444                $12,555
5/31/95                  $15,869           $18,958                $12,580
6/30/95                  $15,940           $19,077                $12,605
7/31/95                  $16,041           $19,167                $12,605
8/31/95                  $15,839           $18,635                $12,639
9/30/95                  $16,191           $19,054                $12,662
10/31/95                 $16,455           $19,241                $12,704
11/30/95                 $16,594           $19,455                $12,695
12/31/95                 $16,921           $19,696                $12,687
1/31/96                  $16,845           $19,494                $12,761
2/29/96                  $16,644           $19,380                $12,803
3/31/96                  $16,694           $19,350                $12,869
4/30/96                  $16,820           $19,279                $12,918
5/31/96                  $16,908           $19,298                $12,943
6/30/96                  $17,135           $19,467                $12,951
7/31/96                  $17,204           $19,825                $12,976
8/31/96                  $17,421           $19,908                $13,001
9/30/96                  $17,694           $20,017                $13,042
10/31/96                 $18,048           $20,415                $13,083
11/30/96                 $18,484           $20,706                $13,108
12/31/96                 $18,552           $20,562                $13,108
1/31/97                  $18,320           $20,048                $13,149
2/28/97                  $18,239           $19,909                $13,189
3/31/97                  $18,171           $19,758                $13,222
4/30/97                  $18,266           $19,647                $13,237
5/31/97                  $18,416           $20,110                $13,229
6/30/97                  $18,615           $20,339                $13,245
7/31/97                  $18,747           $20,264                $13,261
8/31/97                  $18,689           $20,239                $13,286
9/30/97                  $19,040           $20,688                $13,320
10/31/97                 $18,806           $21,127                $13,353
11/30/97                 $18,879           $20,873                $13,345
12/31/97                 $19,011           $20,850                $13,333

GRAPHIC MATERIAL (26)

The following line graph hypothetically compares the performance of the U.S. Government Securities Fund to that of the Lehman Brothers Intermediate Government Bond Index and the Consumer Price Index, based on a $10,000 investment from 3/14/89 to 12/31/97.

              U.S. Government
              Securities Fund     LB Interm Gov't Bond Index         CPI
3/14/89             $10,000             $       10,000          $    10,000
3/31/89             $10,000             $       10,026          $    10,032
4/30/89             $10,000             $       10,228          $    10,097
5/31/89             $10,000             $       10,426          $    10,155
6/30/89             $10,050             $       10,692          $    10,179
7/31/89             $10,190             $       10,909          $    10,203
8/31/89             $10,080             $       10,761          $    10,220
9/30/89             $10,140             $       10,813          $    10,252
10/31/89            $10,370             $       11,040          $    10,302
11/30/89            $10,470             $       11,149          $    10,326
12/31/89            $10,540             $       11,182          $    10,343
1/31/90             $10,420             $       11,112          $    10,449
2/28/90             $10,480             $       11,153          $    10,498
3/31/90             $10,510             $       11,167          $    10,556
4/30/90             $10,398             $       11,130          $    10,573
5/31/90             $10,671             $       11,368          $    10,597
6/30/90             $10,793             $       11,518          $    10,655
7/31/90             $10,964             $       11,680          $    10,695
8/31/90             $10,894             $       11,637          $    10,794
9/30/90             $10,974             $       11,741          $    10,884
10/31/90            $11,096             $       11,904          $    10,950
11/30/90            $11,318             $       12,084          $    10,974
12/31/90            $11,480             $       12,251          $    10,974
1/31/91             $11,652             $       12,377          $    11,039
2/28/91             $11,753             $       12,452          $    11,056
3/31/91             $11,813             $       12,521          $    11,073
4/30/91             $11,904             $       12,650          $    11,089
5/31/91             $11,995             $       12,721          $    11,122
6/30/91             $12,011             $       12,731          $    11,155
7/31/91             $12,178             $       12,868          $    11,171
8/31/91             $12,398             $       13,113          $    11,204
9/30/91             $12,649             $       13,336          $    11,253
10/31/91            $12,806             $       13,488          $    11,270
11/30/91            $12,890             $       13,646          $    11,303
12/31/91            $13,235             $       13,977          $    11,311
1/31/92             $13,046             $       13,843          $    11,328
2/29/92             $13,162             $       13,886          $    11,368
3/31/92             $13,067             $       13,830          $    11,426
4/30/92             $13,172             $       13,955          $    11,442
5/31/92             $13,465             $       14,163          $    11,458
6/30/92             $13,672             $       14,367          $    11,500
7/31/92             $13,953             $       14,643          $    11,524
8/31/92             $14,116             $       14,792          $    11,556
9/30/92             $14,278             $       14,996          $    11,588
10/31/92            $14,040             $       14,816          $    11,629
11/30/92            $14,072             $       14,755          $    11,645
12/31/92            $14,332             $       14,946          $    11,637
1/31/93             $14,635             $       15,224          $    11,694
2/28/93             $14,895             $       15,448          $    11,735
3/31/93             $14,971             $       15,505          $    11,776
4/30/93             $15,057             $       15,626          $    11,809
5/31/93             $15,101             $       15,583          $    11,826
6/30/93             $15,374             $       15,809          $    11,842
7/31/93             $15,476             $       15,841          $    11,842
8/31/93             $15,702             $       16,077          $    11,875
9/30/93             $15,702             $       16,143          $    11,900
10/31/93            $15,781             $       16,182          $    11,949
11/30/93            $15,577             $       16,102          $    11,957
12/31/93            $15,724             $       16,168          $    11,957
1/31/94             $15,928             $       16,328          $    11,990
2/28/94             $15,611             $       16,105          $    12,030
3/31/94             $15,058             $       15,870          $    12,071
4/30/94             $14,911             $       15,767          $    12,088
5/31/94             $14,934             $       15,778          $    12,097
6/30/94             $14,761             $       15,781          $    12,138
7/31/94             $15,129             $       15,987          $    12,171
8/31/94             $15,118             $       16,034          $    12,219
9/30/94             $14,809             $       15,901          $    12,252
10/31/94            $14,738             $       15,904          $    12,261
11/30/94            $14,738             $       15,834          $    12,277
12/31/94            $14,928             $       15,886          $    12,277
1/31/95             $15,260             $       16,145          $    12,326
2/28/95             $15,676             $       16,457          $    12,375
3/31/95             $15,759             $       16,547          $    12,416
4/30/95             $15,996             $       16,739          $    12,457
5/31/95             $16,697             $       17,211          $    12,482
6/30/95             $16,788             $       17,321          $    12,507
7/31/95             $16,737             $       17,330          $    12,507
8/31/95             $16,953             $       17,472          $    12,539
9/30/95             $17,132             $       17,589          $    12,565
10/31/95            $17,361             $       17,783          $    12,606
11/30/95            $17,590             $       18,000          $    12,597
12/31/95            $17,832             $       18,178          $    12,588
1/31/96             $17,947             $       18,331          $    12,663
2/29/96             $17,641             $       18,136          $    12,703
3/31/96             $17,514             $       18,053          $    12,769
4/30/96             $17,399             $       18,000          $    12,819
5/31/96             $17,323             $       17,991          $    12,843
6/30/96             $17,571             $       18,175          $    12,851
7/31/96             $17,613             $       18,231          $    12,875
8/31/96             $17,585             $       18,251          $    12,900
9/30/96             $17,928             $       18,487          $    12,941
10/31/96            $18,312             $       18,790          $    12,983
11/30/96            $18,587             $       19,017          $    13,007
12/31/96            $18,477             $       18,915          $    13,007
1/31/97             $18,559             $       18,987          $    13,049
2/28/97             $18,600             $       19,017          $    13,089
3/31/97             $18,504             $       18,908          $    13,122
4/30/97             $18,779             $       19,122          $    13,138
5/31/97             $18,957             $       19,271          $    13,130
6/30/97             $19,167             $       19,437          $    13,146
7/31/97             $19,588             $       19,795          $    13,161
8/31/97             $19,457             $       19,719          $    13,186
9/30/97             $19,718             $       19,934          $    13,219
10/31/97            $19,950             $       20,168          $    13,253
11/30/97            $20,008             $       20,212          $    13,245
12/31/97            $20,197             $       20,376          $    13,229

GRAPHIC MATERIAL (27)

The following line graph hypothetically compares the performance of the Zero Coupon 2000 Fund to that of the Merrill Lynch 5-Year Zero Index and the Consumer Price Index, based on a $10,000 investment from 3/14/89 to 12/31/97.

                  Zero Coupon
                   2000 Fund            ML 5-Yr Zero Index          CPI
3/14/89           $10,000                  $  10,000            $  10,000
3/31/89           $10,000                  $  10,040            $  10,032
4/30/89           $10,000                  $  10,257            $  10,097
5/31/89           $9,990                   $  10,571            $  10,155
6/30/89           $10,560                  $  10,951            $  10,179
7/31/89           $10,790                  $  11,344            $  10,203
8/31/89           $10,460                  $  11,021            $  10,220
9/30/89           $10,480                  $  11,066            $  10,252
10/31/89          $10,910                  $  11,389            $  10,302
11/30/89          $11,010                  $  11,534            $  10,326
12/31/89          $11,080                  $  11,543            $  10,343
1/31/90           $10,610                  $  11,346            $  10,449
2/28/90           $10,600                  $  11,357            $  10,498
3/31/90           $10,592                  $  11,356            $  10,556
4/30/90           $10,170                  $  11,240            $  10,573
5/31/90           $10,664                  $  11,582            $  10,597
6/30/90           $10,932                  $  11,771            $  10,655
7/31/90           $11,076                  $  11,979            $  10,695
8/31/90           $10,582                  $  11,822            $  10,794
9/30/90           $10,715                  $  11,935            $  10,884
10/31/90          $10,973                  $  12,179            $  10,950
11/30/90          $11,518                  $  12,504            $  10,974
12/31/90          $11,734                  $  12,721            $  10,974
1/31/91           $11,868                  $  12,850            $  11,039
2/28/91           $11,889                  $  12,895            $  11,056
3/31/91           $11,868                  $  12,943            $  11,073
4/30/91           $12,064                  $  13,149            $  11,089
5/31/91           $12,054                  $  13,190            $  11,122
6/30/91           $11,987                  $  13,162            $  11,155
7/31/91           $12,147                  $  13,350            $  11,171
8/31/91           $12,615                  $  13,748            $  11,204
9/30/91           $13,072                  $  14,100            $  11,253
10/31/91          $13,157                  $  14,321            $  11,270
11/30/91          $13,338                  $  14,566            $  11,303
12/31/91          $13,933                  $  14,914            $  11,311
1/31/92           $13,487                  $  14,668            $  11,328
2/29/92           $13,572                  $  14,693            $  11,368
3/31/92           $13,465                  $  14,546            $  11,426
4/30/92           $13,519                  $  14,670            $  11,442
5/31/92           $13,848                  $  15,035            $  11,458
6/30/92           $14,249                  $  15,363            $  11,500
7/31/92           $14,880                  $  15,802            $  11,524
8/31/92           $15,080                  $  16,060            $  11,556
9/30/92           $15,501                  $  16,410            $  11,588
10/31/92          $15,102                  $  16,049            $  11,629
11/30/92          $14,947                  $  15,869            $  11,645
12/31/92          $15,379                  $  16,164            $  11,637
1/31/93           $15,789                  $  16,659            $  11,694
2/28/93           $16,387                  $  17,051            $  11,735
3/31/93           $16,587                  $  17,124            $  11,776
4/30/93           $16,664                  $  17,328            $  11,809
5/31/93           $16,653                  $  17,239            $  11,826
6/30/93           $17,308                  $  17,631            $  11,842
7/31/93           $17,412                  $  17,645            $  11,842
8/31/93           $17,863                  $  18,059            $  11,875
9/30/93           $17,979                  $  18,148            $  11,900
10/31/93          $18,129                  $  18,157            $  11,949
11/30/93          $17,701                  $  17,974            $  11,957
12/31/93          $17,863                  $  18,069            $  11,957
1/31/94           $18,176                  $  18,324            $  11,990
2/28/94           $17,528                  $  17,895            $  12,030
3/31/94           $16,938                  $  17,433            $  12,071
4/30/94           $16,729                  $  17,220            $  12,088
5/31/94           $16,729                  $  17,233            $  12,097
6/30/94           $16,694                  $  17,196            $  12,138
7/31/94           $17,023                  $  17,513            $  12,171
8/31/94           $17,023                  $  17,571            $  12,219
9/30/94           $16,694                  $  17,272            $  12,252
10/31/94          $16,596                  $  17,236            $  12,261
11/30/94          $16,511                  $  17,101            $  12,277
12/31/94          $16,621                  $  17,255            $  12,277
1/31/95           $16,950                  $  17,422            $  12,326
2/28/95           $17,475                  $  17,924            $  12,375
3/31/95           $17,573                  $  17,998            $  12,416
4/30/95           $17,829                  $  18,278            $  12,457
5/31/95           $18,756                  $  19,149            $  12,482
6/30/95           $18,909                  $  19,306            $  12,507
7/31/95           $18,781                  $  19,211            $  12,507
8/31/95           $18,998                  $  19,395            $  12,539
9/30/95           $19,138                  $  19,543            $  12,565
10/31/95          $19,482                  $  19,850            $  12,606
11/30/95          $19,814                  $  20,219            $  12,597
12/31/95          $20,056                  $  20,474            $  12,588
1/31/96           $20,286                  $  20,697            $  12,663
2/29/96           $19,890                  $  20,303            $  12,703
3/31/96           $19,648                  $  20,046            $  12,769
4/30/96           $19,495                  $  19,819            $  12,819
5/31/96           $19,406                  $  19,722            $  12,843
6/30/96           $19,637                  $  20,012            $  12,851
7/31/96           $19,691                  $  19,694            $  12,875
8/31/96           $19,664                  $  19,962            $  12,900
9/30/96           $19,988                  $  20,331            $  12,941
10/31/96          $20,435                  $  20,853            $  12,983
11/30/96          $20,746                  $  21,214            $  13,007
12/31/96          $20,543                  $  20,940            $  13,007
1/31/97           $20,610                  $  20,982            $  13,049
2/28/97           $20,610                  $  20,963            $  13,089
3/31/97           $20,448                  $  20,716            $  13,122
4/30/97           $20,678                  $  21,019            $  13,138
5/31/97           $20,854                  $  21,212            $  13,130
6/30/97           $21,029                  $  21,443            $  13,146
7/31/97           $21,465                  $  22,091            $  13,161
8/31/97           $21,348                  $  21,817            $  13,186
9/30/97           $21,581                  $  22,170            $  13,219
10/31/97          $21,828                  $  22,552            $  13,253
11/30/97          $21,843                  $  22,556            $  13,245
12/31/97          $22,002                  $  22,842            $  13,229

GRAPHIC MATERIAL (28)

The following line graph hypothetically compares the performance of the Zero Coupon 2005 Fund to that of the Merrill Lynch 10-Year Zero Index and the Consumer Price Index, based on a $10,000 investment from 3/14/89 to 12/31/97.

             Zero Coupon
              2005 Fund      ML 10-Yr Zero Index                    CPI
3/14/89       $10,000            $  10,000                  $    10,000
3/31/89       $10,000            $  10,064                  $    10,032
4/30/89       $10,000            $  10,339                  $    10,097
5/31/89       $10,070            $  10,762                  $    10,155
6/30/89       $11,310            $  11,405                  $    10,179
7/31/89       $11,290            $  11,714                  $    10,203
8/31/89       $10,850            $  11,360                  $    10,220
9/30/89       $10,870            $  11,408                  $    10,252
10/31/89      $11,500            $  11,874                  $    10,302
11/30/89      $11,580            $  11,973                  $    10,326
12/31/89      $11,530            $  11,972                  $    10,343
1/31/90       $10,630            $  11,486                  $    10,449
2/28/90       $10,640            $  11,460                  $    10,498
3/31/90       $10,598            $  11,451                  $    10,556
4/30/90       $10,024            $  11,131                  $    10,573
5/31/90       $10,746            $  11,663                  $    10,597
6/30/90       $11,065            $  11,939                  $    10,655
7/31/90       $11,171            $  12,069                  $    10,695
8/31/90       $10,290            $  11,498                  $    10,794
9/30/90       $10,502            $  11,629                  $    10,884
10/31/90      $10,746            $  12,005                  $    10,950
11/30/90      $11,521            $  12,527                  $    10,974
12/31/90      $11,840            $  12,809                  $    10,974
1/31/91       $11,978            $  12,938                  $    11,039
2/28/91       $11,978            $  12,955                  $    11,056
3/31/91       $11,893            $  13,047                  $    11,073
4/30/91       $12,127            $  13,260                  $    11,089
5/31/91       $11,999            $  13,244                  $    11,122
6/30/91       $11,857            $  13,151                  $    11,155
7/31/91       $12,066            $  13,383                  $    11,171
8/31/91       $12,663            $  13,914                  $    11,204
9/30/91       $13,292            $  14,393                  $    11,253
10/31/91      $13,237            $  14,462                  $    11,270
11/30/91      $13,303            $  14,666                  $    11,303
12/31/91      $14,065            $  15,468                  $    11,311
1/31/92       $13,579            $  14,821                  $    11,328
2/29/92       $13,612            $  14,910                  $    11,368
3/31/92       $13,513            $  14,718                  $    11,426
4/30/92       $13,480            $  14,658                  $    11,442
5/31/92       $13,976            $  15,084                  $    11,458
6/30/92       $14,216            $  15,437                  $    11,500
7/31/92       $15,016            $  16,152                  $    11,524
8/31/92       $15,132            $  16,334                  $    11,556
9/30/92       $15,711            $  16,792                  $    11,588
10/31/92      $15,143            $  16,303                  $    11,629
11/30/92      $15,271            $  16,288                  $    11,645
12/31/92      $15,793            $  16,852                  $    11,637
1/31/93       $16,291            $  17,524                  $    11,694
2/28/93       $17,196            $  18,210                  $    11,735
3/31/93       $17,358            $  18,261                  $    11,776
4/30/93       $17,346            $  18,516                  $    11,809
5/31/93       $17,346            $  18,414                  $    11,826
6/30/93       $18,520            $  19,425                  $    11,842
7/31/93       $18,724            $  19,585                  $    11,842
8/31/93       $19,360            $  20,333                  $    11,875
9/30/93       $19,564            $  20,575                  $    11,900
10/31/93      $19,840            $  20,661                  $    11,949
11/30/93      $19,084            $  19,973                  $    11,957
12/31/93      $19,300            $  20,149                  $    11,957
1/31/94       $19,864            $  20,737                  $    11,990
2/28/94       $18,748            $  19,748                  $    12,030
3/31/94       $17,728            $  18,733                  $    12,071
4/30/94       $17,452            $  18,439                  $    12,088
5/31/94       $17,416            $  18,347                  $    12,097
6/30/94       $17,163            $  18,209                  $    12,138
7/31/94       $17,691            $  18,732                  $    12,171
8/31/94       $17,641            $  18,764                  $    12,219
9/30/94       $16,999            $  18,088                  $    12,252
10/31/94      $16,899            $  17,956                  $    12,261
11/30/94      $16,999            $  18,042                  $    12,277
12/31/94      $17,314            $  18,356                  $    12,277
1/31/95       $17,704            $  18,841                  $    12,326
2/28/95       $18,295            $  19,566                  $    12,375
3/31/95       $18,446            $  19,701                  $    12,416
4/30/95       $18,862            $  20,085                  $    12,457
5/31/95       $20,497            $  21,768                  $    12,482
6/30/95       $20,647            $  22,056                  $    12,507
7/31/95       $20,279            $  21,692                  $    12,507
8/31/95       $20,712            $  22,121                  $    12,539
9/30/95       $21,080            $  22,486                  $    12,565
10/31/95      $21,657            $  23,055                  $    12,606
11/30/95      $22,248            $  23,761                  $    12,597
12/31/95      $22,812            $  24,341                  $    12,588
1/31/96       $22,891            $  24,392                  $    12,663
2/29/96       $21,802            $  23,233                  $    12,703
3/31/96       $21,461            $  22,787                  $    12,769
4/30/96       $21,067            $  22,251                  $    12,819
5/31/96       $20,830            $  22,109                  $    12,843
6/30/96       $21,295            $  22,604                  $    12,851
7/31/96       $21,295            $  22,598                  $    12,875
8/31/96       $21,101            $  22,353                  $    12,900
9/30/96       $21,670            $  23,017                  $    12,941
10/31/96      $22,531            $  23,959                  $    12,983
11/30/96      $23,197            $  24,776                  $    13,007
12/31/96      $22,698            $  24,129                  $    13,007
1/31/97       $22,614            $  24,037                  $    13,049
2/28/97       $22,587            $  24,016                  $    13,089
3/31/97       $22,115            $  23,355                  $    13,122
4/30/97       $22,614            $  23,960                  $    13,138
5/31/97       $22,850            $  24,257                  $    13,130
6/30/97       $23,188            $  24,716                  $    13,146
7/31/97       $24,285            $  26,075                  $    13,161
8/31/97       $23,737            $  25,314                  $    13,186
9/30/97       $24,285            $  26,040                  $    13,219
10/31/97      $24,893            $  26,827                  $    13,253
11/30/97      $24,923            $  26,990                  $    13,245
12/31/97      $25,279            $  27,519                  $    13,229

GRAPHIC MATERIAL (29)

The following line graph hypothetically compares the performance of the Zero Coupon 2010 Fund to that of the Merrill Lynch 20-Year Zero Index, the Merrill Lynch 10-Year Zero Index and the Consumer Price Index, based on a $10,000 investment from 3/14/89 to 12/31/97.

              Zero Coupon                                ML 20-Yr
               2010 Fund      ML 10-Yr Zero Index    Zero Index         CPI
3/14/89        $10,000         $    10,000       $       10,000   $  10,000
3/31/89        $10,000         $    10,064       $       10,109   $  10,032
4/30/89        $10,000         $    10,339       $       10,494   $  10,097
5/31/89        $10,000         $    10,762       $       11,218   $  10,155
6/30/89        $11,290         $    11,405       $       12,388   $  10,179
7/31/89        $11,250         $    11,714       $       12,458   $  10,203
8/31/89        $10,790         $    11,360       $       11,840   $  10,220
9/30/89        $10,860         $    11,408       $       11,945   $  10,252
10/31/89       $11,630         $    11,874       $       12,745   $  10,302
11/30/89       $11,720         $    11,973       $       12,972   $  10,326
12/31/89       $11,610         $    11,972       $       12,904   $  10,343
1/31/90        $10,580         $    11,486       $       11,934   $  10,449
2/28/90        $10,530         $    11,460       $       11,668   $  10,498
3/31/90        $10,400         $    11,451       $       11,557   $  10,556
4/30/90        $9,652          $    11,131       $       10,869   $  10,573
5/31/90        $10,617         $    11,663       $       11,932   $  10,597
6/30/90        $11,064         $    11,939       $       12,425   $  10,655
7/31/90        $11,136         $    12,069       $       12,374   $  10,695
8/31/90        $9,912          $    11,498       $       11,011   $  10,794
9/30/90        $10,150         $    11,629       $       11,240   $  10,884
10/31/90       $10,358         $    12,005       $       11,566   $  10,950
11/30/90       $11,271         $    12,527       $       12,608   $  10,974
12/31/90       $11,676         $    12,809       $       12,940   $  10,974
1/31/91        $11,853         $    12,938       $       13,206   $  11,039
2/28/91        $11,811         $    12,955       $       13,087   $  11,056
3/31/91        $11,666         $    13,047       $       13,182   $  11,073
4/30/91        $11,946         $    13,260       $       13,421   $  11,089
5/31/91        $11,686         $    13,244       $       13,267   $  11,122
6/30/91        $11,412         $    13,151       $       13,000   $  11,155
7/31/91        $11,619         $    13,383       $       13,273   $  11,171
8/31/91        $12,362         $    13,914       $       14,056   $  11,204
9/30/91        $13,061         $    14,393       $       14,781   $  11,253
10/31/91       $12,864         $    14,462       $       14,549   $  11,270
11/30/91       $12,744         $    14,666       $       14,670   $  11,303
12/31/91       $13,749         $    15,468       $       15,854   $  11,311
1/31/92        $13,246         $    14,821       $       15,164   $  11,328
2/29/92        $13,290         $    14,910       $       15,233   $  11,368
3/31/92        $13,235         $    14,718       $       14,986   $  11,426
4/30/92        $13,050         $    14,658       $       14,715   $  11,442
5/31/92        $13,759         $    15,084       $       15,337   $  11,458
6/30/92        $13,776         $    15,437       $       15,380   $  11,500
7/31/92        $14,598         $    16,152       $       16,413   $  11,524
8/31/92        $14,679         $    16,334       $       16,359   $  11,556
9/30/92        $14,923         $    16,792       $       16,307   $  11,588
10/31/92       $14,378         $    16,303       $       15,968   $  11,629
11/30/92       $14,772         $    16,288       $       16,341   $  11,645
12/31/92       $15,467         $    16,852       $       17,034   $  11,637
1/31/93        $15,792         $    17,524       $       17,595   $  11,694
2/28/93        $16,707         $    18,210       $       18,677   $  11,735
3/31/93        $17,054         $    18,261       $       18,546   $  11,776
4/30/93        $16,881         $    18,516       $       18,774   $  11,809
5/31/93        $16,985         $    18,414       $       18,956   $  11,826
6/30/93        $18,058         $    19,425       $       20,442   $  11,842
7/31/93        $18,664         $    19,585       $       21,338   $  11,842
8/31/93        $19,617         $    20,333       $       22,712   $  11,875
9/30/93        $19,778         $    20,575       $       22,639   $  11,900
10/31/93       $20,162         $    20,661       $       23,054   $  11,949
11/30/93       $19,332         $    19,973       $       22,125   $  11,957
12/31/93       $19,407         $    20,149       $       22,047   $  11,957
1/31/94        $20,186         $    20,737       $       22,929   $  11,990
2/28/94        $18,788         $    19,748       $       21,356   $  12,030
3/31/94        $17,662         $    18,733       $       20,013   $  12,071
4/30/94        $17,365         $    18,439       $       19,496   $  12,088
5/31/94        $17,092         $    18,347       $       18,900   $  12,097
6/30/94        $16,534         $    18,209       $       18,599   $  12,138
7/31/94        $17,392         $    18,732       $       19,779   $  12,171
8/31/94        $17,041         $    18,764       $       19,179   $  12,219
9/30/94        $16,248         $    18,088       $       18,101   $  12,252
10/31/94       $16,131         $    17,956       $       17,996   $  12,261
11/30/94       $16,417         $    18,042       $       18,436   $  12,277
12/31/94       $16,924         $    18,356       $       19,119   $  12,277
1/31/95        $17,366         $    18,841       $       19,856   $  12,326
2/28/95        $17,886         $    19,566       $       20,479   $  12,375
3/31/95        $18,068         $    19,701       $       20,733   $  12,416
4/30/95        $18,561         $    20,085       $       21,191   $  12,457
5/31/95        $20,862         $    21,768       $       24,264   $  12,482
6/30/95        $20,964         $    22,056       $       24,591   $  12,507
7/31/95        $20,415         $    21,692       $       23,898   $  12,507
8/31/95        $21,018         $    22,121       $       24,842   $  12,539
9/30/95        $21,527         $    22,486       $       25,562   $  12,565
10/31/95       $22,532         $    23,055       $       26,984   $  12,606
11/30/95       $23,295         $    23,761       $       27,998   $  12,597
12/31/95       $24,166         $    24,341       $       29,297   $  12,588
1/31/96        $24,112         $    24,392       $       29,016   $  12,663
2/29/96        $22,264         $    23,233       $       26,341   $  12,703
3/31/96        $21,728         $    22,787       $       25,335   $  12,769
4/30/96        $21,152         $    22,251       $       24,417   $  12,819
5/31/96        $20,951         $    22,109       $       24,420   $  12,843
6/30/96        $21,596         $    22,604       $       25,270   $  12,851
7/31/96        $21,553         $    22,598       $       25,204   $  12,875
8/31/96        $21,077         $    22,353       $       24,370   $  12,900
9/30/96        $21,928         $    23,017       $       25,583   $  12,941
10/31/96       $23,155         $    23,959       $       27,321   $  12,983
11/30/96       $24,224         $    24,776       $       28,946   $  13,007
12/31/96       $23,516         $    24,129       $       27,644   $  13,007
1/31/97        $23,170         $    24,037       $       27,138   $  13,049
2/28/97        $23,127         $    24,016       $       27,016   $  13,089
3/31/97        $22,434         $    23,355       $       25,803   $  13,122
4/30/97        $23,155         $    23,960       $       26,775   $  13,138
5/31/97        $23,444         $    24,257       $       27,164   $  13,130
6/30/97        $23,954         $    24,716       $       28,204   $  13,146
7/31/97        $25,798         $    26,075       $       31,275   $  13,161
8/31/97        $24,738         $    25,314       $       29,496   $  13,186
9/30/97        $25,645         $    26,040       $       31,083   $  13,219
10/31/97       $26,644         $    26,827       $       32,851   $  13,253
11/30/97       $26,859         $    26,990       $       33,879   $  13,245
12/31/97       $27,413         $    27,519       $       34,747   $  13,229